UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dividend Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,055.60	$ 6.41
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,054.40	$ 7.68
Hypothetical A		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,052.70	$ 10.24
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,052.20	$ 10.23
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,056.30	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.0	2.2
Apple, Inc.	2.0	0.6
JPMorgan Chase & Co.	1.7	1.9
Bank of America Corp.	1.4	1.9
General Electric Co.	1.4	0.0
Cisco Systems, Inc.	1.3	1.4
Hewlett-Packard Co.	1.1	1.2
Merck & Co., Inc.	1.0	1.3
PNC Financial Services Group, Inc.	1.0	1.6
Lam Research Corp.	0.9	0.8
	13.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	17.6
Financials	17.3	17.2
Industrials	12.8	9.8
Energy	10.8	11.5
Consumer Discretionary	10.7	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Stocks and Investment Companies 97.9%		Stocks and Investment Companies 98.2%
	Bonds 0.4%		Bonds 0.3%
	Convertible Securities 1.2%		Convertible Securities 1.0%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	15.7%	** Foreign investments	15.4%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	71,600	$ 1,041
Johnson Controls, Inc.	18,914	540
Stoneridge, Inc. (a)	92,219	893
Tenneco, Inc. (a)	34,245	759
		3,233
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	17,549	820
Fiat SpA	16,800	184
Harley-Davidson, Inc.	25,450	769
Mazda Motor Corp. (a)	258,000	671
Thor Industries, Inc.	49,000	1,429
Winnebago Industries, Inc. (a)(d)	127,104	1,542
		5,415
Diversified Consumer Services - 0.5%
Career Education Corp. (a)	30,010	840
Service Corp. International	108,100	923
Stewart Enterprises, Inc. Class A	232,746	1,413
Universal Technical Institute, Inc. (a)	26,109	641
		3,817
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	20,768	883
Brinker International, Inc.	85,942	1,528
Burger King Holdings, Inc.	45,213	859
China Lodging Group Ltd. ADR	22,500	323
DineEquity, Inc. (a)(d)	83,300	2,813
International Game Technology	30,615	599
NH Hoteles SA (a)	208,661	680
O'Charleys, Inc. (a)	117,200	873
Sol Melia SA	55,032	373
Sonic Corp. (a)	58,928	622
Starwood Hotels & Resorts Worldwide, Inc.	3,187	147
WMS Industries, Inc. (a)	51,900	2,405
Wyndham Worldwide Corp.	210,085	4,958
		17,063
Household Durables - 1.0%
Gafisa SA sponsored ADR	55,400	659
M.D.C. Holdings, Inc.	10,199	320
Mohawk Industries, Inc. (a)	13,000	730
Newell Rubbermaid, Inc.	36,956	616
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Group, Inc. (a)	102,712	$ 1,144
Stanley Black & Decker, Inc.	43,776	2,442
Techtronic Industries Co. Ltd.	410,500	364
Tempur-Pedic International, Inc. (a)	30,600	1,016
Whirlpool Corp.	6,711	701
		7,992
Media - 2.5%
Cablevision Systems Corp. - NY Group Class A	59,913	1,486
CC Media Holdings, Inc. Class A (a)	134,400	1,512
Comcast Corp.:
Class A	5,697	103
Class A (special) (non-vtg.)	168,223	2,897
Informa PLC	174,516	959
Lamar Advertising Co. Class A (a)	36,737	1,083
Liberty Media Corp. Starz Series A (a)	21,623	1,131
McGraw-Hill Companies, Inc.	45,500	1,265
MDC Partners, Inc. Class A (sub. vtg.)	117,100	1,426
SuperMedia, Inc. (a)(d)	16,715	504
The Walt Disney Co.	60,593	2,025
Time Warner Cable, Inc.	76,875	4,207
United Business Media Ltd.	66,100	491
Valassis Communications, Inc. (a)	11,446	418
Viacom, Inc. Class B (non-vtg.) (a)	24,356	819
Wolters Kluwer NV (Certificaten Van Aandelen)	31,100	575
		20,901
Multiline Retail - 0.6%
Target Corp.	91,736	5,002
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	49,900	2,583
AnnTaylor Stores Corp. (a)	40,112	868
Asbury Automotive Group, Inc. (a)	47,300	625
Best Buy Co., Inc.	34,362	1,452
Big 5 Sporting Goods Corp.	52,600	778
Carphone Warehouse Group PLC (a)	142,126	392
Casual Male Retail Group, Inc. (a)	240,000	900
Foot Locker, Inc.	6,100	91
Hengdeli Holdings Ltd.	2,640,000	1,095
Home Depot, Inc.	37,707	1,277
Lowe's Companies, Inc.	200,900	4,972
Lumber Liquidators Holdings, Inc. (a)	25,004	738
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	49,900	$ 504
OfficeMax, Inc. (a)	92,400	1,647
RadioShack Corp.	42,700	873
Sally Beauty Holdings, Inc. (a)	89,194	839
Staples, Inc.	113,668	2,446
		22,080
Textiles, Apparel & Luxury Goods - 0.2%
Bosideng International Holdings Ltd.	302,000	71
G-III Apparel Group Ltd. (a)	17,798	510
Phillips-Van Heusen Corp.	23,600	1,292
Trinity Ltd.	106,000	69
		1,942
TOTAL CONSUMER DISCRETIONARY		87,445
CONSUMER STAPLES - 9.0%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	49,587	2,397
Carlsberg AS Series B (a)	12,300	940
Dr Pepper Snapple Group, Inc.	32,017	1,212
Grupo Modelo SAB de CV Series C	67,900	377
Molson Coors Brewing Co. Class B	19,500	800
Remy Cointreau SA	13,557	682
The Coca-Cola Co.	116,205	5,973
		12,381
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	106,156	3,676
Drogasil SA	1,500	24
Kroger Co.	158,660	3,194
PriceSmart, Inc.	36,782	883
Safeway, Inc.	108,300	2,398
Sysco Corp.	72,509	2,161
Wal-Mart Stores, Inc.	112,157	5,671
Walgreen Co.	100,701	3,226
Winn-Dixie Stores, Inc. (a)	184,100	2,062
		23,295
Food Products - 2.0%
Bunge Ltd.	15,782	770
Calavo Growers, Inc.	38,800	620
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Chiquita Brands International, Inc. (a)	38,327	$ 473
Dean Foods Co. (a)	94,129	1,002
Diamond Foods, Inc.	8,700	361
Kellogg Co.	18,700	999
Kerry Group PLC Class A	8,331	231
Leroy Seafood Group ASA (d)	18,100	386
M. Dias Branco SA	1,300	26
Marine Harvest ASA (d)	5,388,000	4,351
Nestle SA	39,538	1,793
Pilgrims Pride Corp. (a)	22,722	181
Ralcorp Holdings, Inc. (a)	17,600	1,057
Smithfield Foods, Inc. (a)	105,600	1,821
Tingyi (Cayman Island) Holding Corp.	254,000	577
TreeHouse Foods, Inc. (a)	3,500	161
Tyson Foods, Inc. Class A	38,950	685
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	44,700	1,229
		16,723
Household Products - 1.0%
Energizer Holdings, Inc. (a)	21,397	1,202
Procter & Gamble Co.	116,020	7,088
		8,290
Personal Products - 0.9%
Avon Products, Inc.	72,744	1,927
BaWang International (Group) Holding Ltd.	1,880,000	1,367
Hengan International Group Co. Ltd.	125,500	914
Herbalife Ltd.	11,600	524
NBTY, Inc. (a)	73,914	2,531
		7,263
Tobacco - 0.8%
Imperial Tobacco Group PLC	22,439	587
Lorillard, Inc.	11,963	855
Philip Morris International, Inc.	105,800	4,668
		6,110
TOTAL CONSUMER STAPLES		74,062
ENERGY - 10.4%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	96,673	3,687
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Global Industries Ltd. (a)	107,519	$ 561
Halliburton Co.	87,700	2,178
Helix Energy Solutions Group, Inc. (a)	140,466	1,530
ION Geophysical Corp. (a)	97,871	531
Nabors Industries Ltd. (a)	55,386	1,054
National Oilwell Varco, Inc.	127,988	4,880
Noble Corp.	28,079	816
Patterson-UTI Energy, Inc.	26,400	370
Schlumberger Ltd.	65,465	3,676
Smith International, Inc.	30,700	1,153
Superior Energy Services, Inc. (a)	11,098	241
Superior Well Services, Inc. (a)(d)	41,279	624
Transocean Ltd. (a)	14,469	821
Union Drilling, Inc. (a)	79,628	433
Vantage Drilling Co. (a)	302,800	478
Weatherford International Ltd. (a)	252,853	3,570
		26,603
Oil, Gas & Consumable Fuels - 7.2%
Alpha Natural Resources, Inc. (a)	2,960	114
Anadarko Petroleum Corp.	7,400	387
Arch Coal, Inc.	31,805	685
Berry Petroleum Co. Class A	75,700	2,327
BP PLC sponsored ADR	52,000	2,233
Cabot Oil & Gas Corp.	15,594	541
Chesapeake Energy Corp.	110,808	2,475
Compton Petroleum Corp. (a)	245,200	181
Concho Resources, Inc. (a)	23,900	1,244
Denbury Resources, Inc. (a)	107,400	1,767
El Paso Corp.	11,400	129
EOG Resources, Inc.	28,900	3,030
EXCO Resources, Inc.	74,945	1,293
Exxon Mobil Corp.	118,023	7,136
Heritage Oil PLC (a)	46,400	294
Holly Corp.	33,500	868
International Coal Group, Inc. (a)	237,227	1,027
InterOil Corp. (a)(d)	13,000	641
Marathon Oil Corp.	55,794	1,735
Massey Energy Co.	62,897	2,083
Niko Resources Ltd.	9,000	901
Northern Oil & Gas, Inc. (a)	206,010	2,973
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	40,941	$ 3,378
OPTI Canada, Inc. (a)	586,500	1,102
OPTI Canada, Inc. (a)(e)	280,600	527
Pan Orient Energy Corp. (a)	94,900	508
PetroBakken Energy Ltd. (a)(e)	11,900	275
PetroBakken Energy Ltd. Class A	58,568	1,355
Petrohawk Energy Corp. (a)	286,613	5,512
Petroplus Holdings AG	25,000	362
Plains Exploration & Production Co. (a)	138,200	3,054
Range Resources Corp.	50,400	2,265
Southwestern Energy Co. (a)	76,100	2,862
Suncor Energy, Inc.	42,080	1,311
Talisman Energy, Inc.	55,300	954
Valero Energy Corp.	4,100	77
XTO Energy, Inc.	31,200	1,333
		58,939
TOTAL ENERGY		85,542
FINANCIALS - 16.8%
Capital Markets - 2.6%
AllianceBernstein Holding LP	26,600	755
Bank of New York Mellon Corp.	97,732	2,658
Bank Sarasin & Co. Ltd. Series B (Reg.)	20,119	733
BlueBay Asset Management	147,084	688
Charles Schwab Corp.	85,629	1,399
GCA Savvian Group Corp. (a)	328	325
Goldman Sachs Group, Inc.	42,981	6,200
Janus Capital Group, Inc.	65,600	699
Morgan Stanley	191,100	5,181
Northern Trust Corp.	18,400	935
State Street Corp.	38,456	1,468
TD Ameritrade Holding Corp. (a)	27,366	485
		21,526
Commercial Banks - 4.7%
Associated Banc-Corp.	140,700	1,890
CapitalSource, Inc.	594,955	2,701
EFG Eurobank Ergasias SA	11,800	58
FirstMerit Corp.	19,300	360
Huntington Bancshares, Inc.	247,300	1,523
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Banco Multiplo SA ADR (a)(e)	25,600	$ 471
Mitsubishi UFJ Financial Group, Inc.	555,600	2,689
PNC Financial Services Group, Inc.	125,167	7,854
Regions Financial Corp.	115,228	879
SVB Financial Group (a)	39,862	1,788
Wells Fargo & Co.	577,843	16,580
Wilmington Trust Corp., Delaware (d)	117,305	1,769
		38,562
Consumer Finance - 0.5%
American Express Co.	6,100	243
Capital One Financial Corp.	27,800	1,148
Discover Financial Services	95,587	1,286
ORIX Corp.	10,070	767
SLM Corp. (a)	39,567	440
		3,884
Diversified Financial Services - 4.5%
Bank of America Corp.	754,765	11,880
BM&F BOVESPA SA	236,100	1,554
CIT Group, Inc. (a)	11,115	409
Citigroup, Inc. (a)	857,633	3,396
CME Group, Inc.	1,236	391
Deutsche Boerse AG	14,639	893
JPMorgan Chase & Co.	352,250	13,942
PICO Holdings, Inc. (a)	131,351	4,373
		36,838
Insurance - 1.9%
ACE Ltd.	16,000	787
Aegon NV (a)	89,700	512
Allstate Corp.	1,700	52
Assured Guaranty Ltd.	115,500	1,940
Axis Capital Holdings Ltd.	3,700	112
Berkshire Hathaway, Inc. Class A (a)	9	953
Delphi Financial Group, Inc. Class A	33,075	859
Endurance Specialty Holdings Ltd.	24,000	890
Everest Re Group Ltd.	14,400	1,047
Genworth Financial, Inc. Class A (a)	176,700	2,755
Lincoln National Corp.	70,900	1,876
MBIA, Inc. (a)(d)	166,323	1,239
Old Republic International Corp.	36,547	507
Platinum Underwriters Holdings Ltd.	17,300	637
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	60,000	$ 1,291
Unum Group	24,000	554
		16,011
Real Estate Investment Trusts - 1.2%
Boston Properties, Inc.	6,109	468
CBL & Associates Properties, Inc.	70,300	1,005
Education Realty Trust, Inc.	44,800	285
Extra Space Storage, Inc.	19,400	292
Franklin Street Properties Corp.	61,400	758
ProLogis Trust	94,600	1,077
Public Storage	11,625	1,078
Segro PLC	106,596	443
SL Green Realty Corp.	31,200	1,943
The Macerich Co.	12,831	531
U-Store-It Trust	60,100	494
Vornado Realty Trust	13,950	1,084
Westfield Group unit	17,370	187
		9,645
Real Estate Management & Development - 1.3%
CB Richard Ellis Group, Inc. Class A (a)	436,900	6,916
Forest City Enterprises, Inc. Class A (a)	14,700	195
Iguatemi Empresa de Shopping Centers SA	43,800	715
Jones Lang LaSalle, Inc.	27,100	2,022
Kenedix, Inc. (a)	1,225	317
Unite Group PLC (a)	115,116	321
		10,486
Thrifts & Mortgage Finance - 0.1%
Bank Mutual Corp.	37,290	239
Ocwen Financial Corp. (a)	28,957	352
		591
TOTAL FINANCIALS		137,543
HEALTH CARE - 10.2%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	13,900	695
Allos Therapeutics, Inc. (a)	60,400	432
Amgen, Inc. (a)	72,841	3,772
Amylin Pharmaceuticals, Inc. (a)	45,220	747
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)	178,672	$ 686
Biogen Idec, Inc. (a)	25,662	1,217
Cephalon, Inc. (a)	13,400	789
China Biologic Products, Inc. (a)(d)	45,864	591
Clinical Data, Inc. (a)	46,652	768
Genzyme Corp. (a)	26,265	1,278
Human Genome Sciences, Inc. (a)	59,100	1,463
ImmunoGen, Inc. (a)	26,500	235
InterMune, Inc. (a)	15,400	139
Micromet, Inc. (a)	99,900	608
Neurocrine Biosciences, Inc. (a)	97,868	391
NPS Pharmaceuticals, Inc. (a)	57,588	380
OREXIGEN Therapeutics, Inc. (a)	134,294	731
PDL BioPharma, Inc.	24,500	132
Protalix BioTherapeutics, Inc. (a)(d)	89,550	544
SIGA Technologies, Inc. (a)	103,982	723
Theravance, Inc. (a)	107,480	1,366
United Therapeutics Corp. (a)	22,900	1,173
ZIOPHARM Oncology, Inc. (a)	93,845	474
		19,334
Health Care Equipment & Supplies - 1.9%
AGA Medical Holdings, Inc.	48,368	680
C. R. Bard, Inc.	22,230	1,800
CareFusion Corp. (a)	3,300	84
Covidien PLC	73,002	3,095
ev3, Inc. (a)	61,852	1,170
Hill-Rom Holdings, Inc.	30,300	845
Kinetic Concepts, Inc. (a)	20,818	862
Orthofix International NV (a)	34,081	1,087
Orthovita, Inc. (a)	144,612	449
St. Jude Medical, Inc. (a)	29,000	1,083
Stryker Corp.	30,100	1,596
Symmetry Medical, Inc. (a)	61,633	671
William Demant Holding AS (a)	14,900	1,062
Wright Medical Group, Inc. (a)	66,974	1,100
		15,584
Health Care Providers & Services - 2.6%
Accretive Health, Inc.	8,800	114
Brookdale Senior Living, Inc. (a)	115,000	2,023
CIGNA Corp.	119,080	3,986
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	16,097	$ 327
Express Scripts, Inc. (a)	42,900	4,316
McKesson Corp.	23,194	1,624
Medco Health Solutions, Inc. (a)	50,503	2,911
MEDNAX, Inc. (a)	15,752	891
Quest Diagnostics, Inc.	30,324	1,600
RehabCare Group, Inc. (a)	23,100	672
Team Health Holdings, Inc.	1,095	14
Universal Health Services, Inc. Class B	48,400	2,051
VCA Antech, Inc. (a)	32,900	857
		21,386
Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	9,200	396
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (a)	14,742	494
Life Technologies Corp. (a)	15,676	785
PerkinElmer, Inc.	19,100	433
Thermo Fisher Scientific, Inc. (a)	33,185	1,728
		3,440
Pharmaceuticals - 2.9%
Abbott Laboratories	35,924	1,709
Allergan, Inc.	19,580	1,179
Ardea Biosciences, Inc. (a)	70,608	1,767
Cadence Pharmaceuticals, Inc. (a)(d)	164,058	1,301
Merck & Co., Inc.	253,059	8,526
Novartis AG sponsored ADR	18,853	849
Novo Nordisk AS Series B	19,536	1,510
Pfizer, Inc.	145,800	2,221
Pronova BioPharma ASA (a)	326,969	910
Sanofi-Aventis (d)	32,575	1,982
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,210	1,656
		23,610
TOTAL HEALTH CARE		83,750
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.4%
Chemring Group PLC	7,300	336
DigitalGlobe, Inc.	17,854	499
Esterline Technologies Corp. (a)	12,700	681
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
European Aeronautic Defence and Space Co. EADS NV	26,700	$ 535
GeoEye, Inc. (a)	52,809	1,678
Goodrich Corp.	24,450	1,697
Heico Corp. Class A	42,383	1,272
Honeywell International, Inc.	49,000	2,096
LMI Aerospace, Inc. (a)	11,450	199
Orbital Sciences Corp. (a)	33,400	530
Precision Castparts Corp.	22,677	2,646
Raytheon Co.	42,082	2,206
United Technologies Corp.	80,804	5,445
		19,820
Airlines - 0.4%
Delta Air Lines, Inc. (a)	87,135	1,183
Southwest Airlines Co.	130,050	1,618
UAL Corp. (a)	11,600	232
		3,033
Building Products - 0.5%
Masco Corp.	131,500	1,756
Owens Corning (a)	72,675	2,422
		4,178
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	25,300	865
Casella Waste Systems, Inc. Class A (a)	41,480	186
Clean Harbors, Inc. (a)	10,204	647
Corrections Corp. of America (a)	23,600	470
Interface, Inc. Class A	125,346	1,477
Knoll, Inc.	71,163	1,053
R.R. Donnelley & Sons Co.	97,797	1,874
Republic Services, Inc.	49,100	1,430
Steelcase, Inc. Class A	30,710	257
The Brink's Co.	48,500	1,099
The Geo Group, Inc. (a)	63,207	1,334
World Color Press, Inc. (a)	41,600	479
		11,171
Construction & Engineering - 0.9%
Aveng Ltd.	91,600	435
Fluor Corp.	49,772	2,335
Foster Wheeler AG (a)	12,200	293
Granite Construction, Inc.	28,689	851
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Great Lakes Dredge & Dock Corp.	163,789	$ 954
Jacobs Engineering Group, Inc. (a)	22,500	940
KBR, Inc.	59,600	1,310
MasTec, Inc. (a)	34,900	406
		7,524
Electrical Equipment - 0.8%
AMETEK, Inc.	19,445	789
Cooper Industries PLC Class A	37,643	1,768
EnerSys (a)	1,200	27
First Solar, Inc. (a)	7,500	843
Prysmian SpA	63,600	983
Schneider Electric SA	9,894	998
SunPower Corp. Class B (a)	26,300	305
Zumtobel AG (a)	45,407	749
		6,462
Industrial Conglomerates - 2.1%
General Electric Co.	691,537	11,307
Koninklijke Philips Electronics NV	51,700	1,551
McDermott International, Inc. (a)	11,903	264
Rheinmetall AG (d)	22,800	1,293
Siemens AG sponsored ADR	7,364	659
Textron, Inc.	119,101	2,462
		17,536
Machinery - 2.1%
Actuant Corp. Class A	35,500	718
Briggs & Stratton Corp.	42,275	872
Bucyrus International, Inc. Class A	15,470	829
Commercial Vehicle Group, Inc. (a)	57,200	681
Cummins, Inc.	43,300	2,944
Danaher Corp.	4,545	361
Hardinge, Inc.	29,341	276
Ingersoll-Rand Co. Ltd.	58,176	2,171
JTEKT Corp.	64,500	660
Navistar International Corp. (a)	78,900	4,275
NSK Ltd.	70,000	512
Timken Co.	33,000	950
Trinity Industries, Inc.	32,800	717
Vallourec SA (d)	7,300	1,366
		17,332
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.3%
Equifax, Inc.	5,872	$ 178
Kforce, Inc. (a)	93,200	1,260
Robert Half International, Inc.	51,800	1,310
Towers Watson & Co.	4,100	189
		2,937
Road & Rail - 1.7%
Arkansas Best Corp.	32,000	748
Con-way, Inc.	33,780	1,149
CSX Corp.	71,700	3,746
Norfolk Southern Corp.	20,823	1,176
Saia, Inc. (a)	75,680	1,133
Union Pacific Corp.	74,400	5,314
Universal Truckload Services, Inc. (a)	51,641	894
		14,160
Trading Companies & Distributors - 0.2%
Finning International, Inc. (d)	25,800	434
Kaman Corp.	36,700	899
		1,333
TOTAL INDUSTRIALS		105,486
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 2.4%
Adtran, Inc.	39,306	1,078
Aviat Networks, Inc. (a)	47,919	211
Calix Networks, Inc. (a)	17,105	209
Cisco Systems, Inc. (a)	458,300	10,614
Comverse Technology, Inc. (a)	145,300	1,241
Infinera Corp. (a)	100,032	704
Juniper Networks, Inc. (a)	145,500	3,873
QUALCOMM, Inc.	47,392	1,685
		19,615
Computers & Peripherals - 3.2%
3PAR, Inc. (a)(d)	39,817	423
Apple, Inc. (a)	62,761	16,140
Hewlett-Packard Co.	193,000	8,880
HTC Corp.	6,000	82
NCR Corp. (a)	63,300	841
		26,366
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc. (a)	141,608	$ 4,582
Amphenol Corp. Class A	23,468	995
Avnet, Inc. (a)	84,500	2,427
Corning, Inc.	152,300	2,655
FLIR Systems, Inc. (a)	15,175	432
Itron, Inc. (a)	17,307	1,154
Keyence Corp.	3,800	852
Molex, Inc.	41,187	872
Tyco Electronics Ltd.	58,551	1,687
		15,656
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	11,000	437
DealerTrack Holdings, Inc. (a)	17,009	273
Google, Inc. Class A (a)	14,342	6,958
Monster Worldwide, Inc. (a)	61,400	908
NetEase.com, Inc. sponsored ADR (a)	39,818	1,209
		9,785
IT Services - 1.4%
Acxiom Corp. (a)	54,631	951
Alliance Data Systems Corp. (a)	20,007	1,414
Atos Origin SA (a)	19,898	887
China Information Security Technology, Inc. (a)(d)	44,900	238
Echo Global Logistics, Inc. (d)	2,100	28
Fidelity National Information Services, Inc.	54,732	1,506
Fiserv, Inc. (a)	11,590	551
Hewitt Associates, Inc. Class A (a)	36,473	1,359
MasterCard, Inc. Class A	8,184	1,651
Visa, Inc. Class A	41,700	3,022
		11,607
Office Electronics - 0.2%
Xerox Corp.	171,500	1,597
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)	49,900	428
Analog Devices, Inc.	68,000	1,984
ASM International NV (Netherlands) (a)(d)	17,015	355
ASML Holding NV (NY Shares)	59,200	1,673
Atmel Corp. (a)	872,812	4,456
Avago Technologies Ltd.	166,853	3,446
Cymer, Inc. (a)	23,000	696
Fairchild Semiconductor International, Inc. (a)	219,600	2,196
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Himax Technologies, Inc. sponsored ADR	246,664	$ 752
Intersil Corp. Class A	40,480	539
Kulicke & Soffa Industries, Inc. (a)	155,932	1,085
Lam Research Corp. (a)	201,407	7,625
Linear Technology Corp.	5,724	160
LTX-Credence Corp. (a)	885,464	3,064
Mattson Technology, Inc. (a)	123,032	520
Maxim Integrated Products, Inc.	82,100	1,458
Microchip Technology, Inc. (d)	11,413	318
Micron Technology, Inc. (a)	413,803	3,761
National Semiconductor Corp.	68,923	968
NVIDIA Corp. (a)	69,300	911
ON Semiconductor Corp. (a)	578,802	4,231
Standard Microsystems Corp. (a)	34,308	785
Teradyne, Inc. (a)	80,900	888
		42,299
Software - 2.5%
BMC Software, Inc. (a)	51,668	1,912
Citrix Systems, Inc. (a)	34,072	1,486
ICSA (India) Ltd.	93,006	258
Informatica Corp. (a)	53,500	1,380
MacDonald Dettwiler & Associates Ltd. (a)	7,400	306
Microsoft Corp.	249,450	6,436
NCsoft Corp.	5,155	832
Nintendo Co. Ltd.	400	118
Oracle Corp.	317,195	7,159
Radiant Systems, Inc. (a)	31,985	443
Ultimate Software Group, Inc. (a)	7,460	255
		20,585
TOTAL INFORMATION TECHNOLOGY		147,510
MATERIALS - 6.6%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	18,482	1,276
Albemarle Corp.	18,647	803
Arkema	4,500	165
Celanese Corp. Class A	74,603	2,139
CF Industries Holdings, Inc.	5,700	391
Clariant AG (Reg.) (a)	107,290	1,250
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	116,765	$ 3,142
Huabao International Holdings Ltd.	820,000	1,011
Israel Chemicals Ltd.	75,700	817
Monsanto Co.	23,098	1,175
Solutia, Inc. (a)	135,666	2,055
Spartech Corp. (a)	163,361	2,174
STR Holdings, Inc. (d)	41,160	873
The Mosaic Co.	26,600	1,228
W.R. Grace & Co. (a)	146,726	3,761
		22,260
Construction Materials - 0.2%
HeidelbergCement AG	37,097	2,014
Containers & Packaging - 0.4%
Ball Corp.	17	1
Owens-Illinois, Inc. (a)	66,030	2,003
Pactiv Corp. (a)	51,300	1,466
		3,470
Metals & Mining - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	15,500	921
Anglo American PLC (United Kingdom) (a)	22,900	886
Camino Minerals Corp. (a)	6,400	2
Commercial Metals Co.	123,700	1,926
Compass Minerals International, Inc.	4,094	311
Eldorado Gold Corp. (a)	249,363	4,318
Freeport-McMoRan Copper & Gold, Inc.	27,844	1,950
Grande Cache Coal Corp. (a)	66,100	369
Gulf Resources, Inc. (a)	57,136	562
Gulf Resources, Inc. (a)(g)	200,630	1,972
Ivanhoe Mines Ltd. (a)	187,800	2,736
Lihir Gold Ltd.	217,760	732
Mitsubishi Materials Corp. (a)	179,000	483
Newcrest Mining Ltd.	67,776	1,839
Randgold Resources Ltd. sponsored ADR	40,300	3,524
Seabridge Gold, Inc. (a)	9,900	341
Silver Wheaton Corp. (a)	51,900	987
Steel Dynamics, Inc.	20,400	299
Timminco Ltd. (a)(d)	37,300	20
		24,178
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	47,700	$ 2,031
TOTAL MATERIALS		53,953
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Iliad Group SA	12,842	1,083
Qwest Communications International, Inc.	472,700	2,477
TalkTalk Telecom Group PLC (a)	82,253	145
Telefonica SA sponsored ADR	12,239	702
		4,407
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	905,785	4,647
Syniverse Holdings, Inc. (a)	13,759	272
Vivo Participacoes SA sponsored ADR	21,100	576
		5,495
TOTAL TELECOMMUNICATION SERVICES		9,902
UTILITIES - 1.9%
Electric Utilities - 0.4%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	51,400	751
Entergy Corp.	21,702	1,629
FirstEnergy Corp.	30,747	1,083
		3,463
Gas Utilities - 0.1%
Xinao Gas Holdings Ltd.	322,000	854
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	600,045	6,162
Multi-Utilities - 0.7%
Alliant Energy Corp.	37,701	1,212
CMS Energy Corp.	190,800	2,801
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	31,500	$ 1,307
Sempra Energy	2,500	115
		5,435
TOTAL UTILITIES		15,914
TOTAL COMMON STOCKS (Cost $785,827)		801,107
Convertible Preferred Stocks - 0.5%

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
SandRidge Energy, Inc. 8.50%	9,700	993
Whiting Petroleum Corp. 6.25%	5,000	1,034
		2,027
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	1,986
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,497)		4,013
Investment Companies - 0.3%

Ares Capital Corp. (Cost $2,475)	195,576	2,648
Corporate Bonds - 1.1%
	Principal Amount (000s)
Convertible Bonds - 0.7%
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16 (e)	$ 650	745
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 0% 4/1/63 (c)(e)	1,875	1,917
TOTAL FINANCIALS		2,662
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15 (e)	$ 600	$ 1,015
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (e)	870	802
TOTAL HEALTH CARE		1,817
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	190	239
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 6% 4/15/14	470	1,129
TOTAL CONVERTIBLE BONDS		5,847
Nonconvertible Bonds - 0.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	620	527
8.25% 12/15/14	625	538
		1,065
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,462	1,994
TOTAL NONCONVERTIBLE BONDS		3,059
TOTAL CORPORATE BONDS (Cost $6,380)		8,906
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b)(f)	1,553,594	$ 1,554
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	14,199,654	14,200
TOTAL MONEY MARKET FUNDS (Cost $15,754)		15,754
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $813,933)		832,428
NET OTHER ASSETS - (1.4)%		(11,668)
NET ASSETS - 100%		$ 820,760
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,752,000 or 0.7% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,972,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,705
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	66
Total	$ 69
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 87,445	$ 87,445	$ -	$ -
Consumer Staples	74,062	74,062	-	-
Energy	87,569	86,576	993	-
Financials	139,529	139,529	-	-
Health Care	83,750	83,750	-	-
Industrials	105,486	105,486	-	-
Information Technology	147,510	147,510	-	-
Materials	53,953	53,953	-	-
Telecommunication Services	9,902	9,902	-	-
Utilities	15,914	15,914	-	-
Investment Companies	2,648	2,648	-	-
Corporate Bonds	8,906	-	8,906	-
Money Market Funds	15,754	15,754	-	-
Total Investments in Securities:	$ 832,428	$ 822,529	$ 9,899	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.3%
Canada	2.7%
Switzerland	1.5%
Netherlands	1.0%
Others (Individually Less Than 1%)	10.5%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $285,713,000 of which $168,027,000 and $117,686,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,481) - See accompanying schedule: Unaffiliated issuers (cost $798,179)	$ 816,674
Fidelity Central Funds (cost $15,754)	15,754
Total Investments (cost $813,933)		$ 832,428
Foreign currency held at value (cost $37)		37
Receivable for investments sold		9,948
Receivable for fund shares sold		658
Dividends receivable		1,074
Interest receivable		175
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		1
Receivable from investment adviser for expense reductions		73
Other receivables		9
Total assets		844,431

Liabilities
Payable for investments purchased	$ 6,499
Payable for fund shares redeemed	1,788
Accrued management fee	523
Distribution fees payable	345
Other affiliated payables	226
Other payables and accrued expenses	90
Collateral on securities loaned, at value	14,200
Total liabilities		23,671

Net Assets		$ 820,760
Net Assets consist of:
Paid in capital		$ 1,051,818
Accumulated net investment loss		(695)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(248,856)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,493
Net Assets		$ 820,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($254,554 ÷ 24,390 shares)	$ 10.44

Maximum offering price per share (100/94.25 of $10.44)	$ 11.08
Class T: Net Asset Value and redemption price per share ($312,074 ÷ 29,960 shares)	$ 10.42

Maximum offering price per share (100/96.50 of $10.42)	$ 10.80
Class B: Net Asset Value and offering price per share ($55,408 ÷ 5,439 shares)A	$ 10.19

Class C: Net Asset Value and offering price per share ($124,641 ÷ 12,278 shares)A	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,083 ÷ 6,863 shares)	$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,891
Interest		361
Income from Fidelity Central Funds		69
Total income		5,321

Expenses
Management fee Basic fee	$ 2,385
Performance adjustment	675
Transfer agent fees	1,188
Distribution fees	2,119
Accounting and security lending fees	154
Custodian fees and expenses	131
Independent trustees' compensation	2
Registration fees	42
Audit	27
Legal	4
Miscellaneous	5
Total expenses before reductions	6,732
Expense reductions	(365)	6,367
Net investment income (loss)		(1,046)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,342
Foreign currency transactions	19
Total net realized gain (loss)		55,361
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,110)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(11,116)
Net gain (loss)		44,245
Net increase (decrease) in net assets resulting from operations		$ 43,199

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,046)	$ 2,199
Net realized gain (loss)	55,361	(82,065)
Change in net unrealized appreciation (depreciation)	(11,116)	372,369
Net increase (decrease) in net assets resulting from operations	43,199	292,503
Distributions to shareholders from net investment income	(786)	(9,304)
Distributions to shareholders from net realized gain	(2,645)	-
Total distributions	(3,431)	(9,304)
Share transactions - net increase (decrease)	(24,370)	(165,530)
Total increase (decrease) in net assets	15,398	117,669

Net Assets
Beginning of period	805,362	687,693
End of period (including accumulated net investment loss of $695 and undistributed net investment income of $1,137, respectively)	$ 820,760	$ 805,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 6.64	$ 13.75	$ 13.61	$ 12.08	$ 11.49
Income from Investment Operations
Net investment income (loss) E	- I	.04	.11	.12	.11	.08
Net realized and unrealized gain (loss)	.55	3.41	(6.13)	.43	1.44	.63
Total from investment operations	.55	3.45	(6.02)	.55	1.55	.71
Distributions from net investment income	(.02)	(.14)	(.10)	(.14)	(.02)	(.12)
Distributions from net realized gain	(.05)	-	(.99)	(.28)	-	-
Total distributions	(.06) J	(.14)	(1.09)	(.41) K	(.02)	(.12)
Net asset value, end of period	$ 10.44	$ 9.95	$ 6.64	$ 13.75	$ 13.61	$ 12.08
Total Return B, C, D	5.56%	52.97%	(47.51)%	4.12%	12.86%	6.22%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.08%	1.08%	1.12%	1.13%	1.15%
Expenses net of fee waivers, if any	1.25% A	1.08%	1.08%	1.12%	1.13%	1.15%
Expenses net of all reductions	1.24% A	1.08%	1.08%	1.11%	1.12%	1.13%
Net investment income (loss)	.00% A	.56%	1.02%	.84%	.90%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 255	$ 240	$ 192	$ 529	$ 530	$ 473
Portfolio turnover rate G	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share.

K Total distributions of $.413 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 6.60	$ 13.67	$ 13.52	$ 12.00	$ 11.42
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.09	.09	.09	.06
Net realized and unrealized gain (loss)	.55	3.39	(6.11)	.44	1.43	.62
Total from investment operations	.54	3.42	(6.02)	.53	1.52	.68
Distributions from net investment income	-	(.10)	(.06)	(.10)	-	(.10)
Distributions from net realized gain	(.04)	-	(.99)	(.28)	-	-
Total distributions	(.04) I	(.10)	(1.05)	(.38) J	-	(.10)
Net asset value, end of period	$ 10.42	$ 9.92	$ 6.60	$ 13.67	$ 13.52	$ 12.00
Total Return B, C, D	5.44%	52.60%	(47.66)%	3.97%	12.67%	5.99%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.31%	1.29%	1.33%	1.32%	1.31%
Expenses net of fee waivers, if any	1.50% A	1.31%	1.29%	1.33%	1.32%	1.31%
Expenses net of all reductions	1.49% A	1.30%	1.28%	1.32%	1.32%	1.29%
Net investment income (loss)	(.25)% A	.34%	.82%	.63%	.71%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 312	$ 305	$ 263	$ 962	$ 1,257	$ 1,511
Portfolio turnover rate G	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.040 per share.

J Total distributions of $.380 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 6.42	$ 13.29	$ 13.14	$ 11.74	$ 11.16
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	.03	- I	.01	(.01)
Net realized and unrealized gain (loss)	.55	3.31	(5.94)	.43	1.39	.61
Total from investment operations	.51	3.30	(5.91)	.43	1.40	.60
Distributions from net investment income	-	(.04)	-	(.01)	-	(.02)
Distributions from net realized gain	-	-	(.96)	(.28)	-	-
Total distributions	-	(.04)	(.96)	(.28)J	-	(.02)
Net asset value, end of period	$ 10.19	$ 9.68	$ 6.42	$ 13.29	$ 13.14	$ 11.74
Total Return B, C, D	5.27%	51.61%	(47.88)%	3.32%	11.93%	5.38%
Ratios to Average Net Assets F, H
Expenses before reductions	2.12% A	1.81%	1.85%	1.92%	1.93%	1.95%
Expenses net of fee waivers, if any	2.00% A	1.81%	1.85%	1.92%	1.93%	1.95%
Expenses net of all reductions	2.00% A	1.80%	1.85%	1.92%	1.93%	1.94%
Net investment income (loss)	(.75)% A	(.17)%	.26%	.04%	.10%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 69	$ 75	$ 238	$ 314	$ 439
Portfolio turnover rate G	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.283 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 6.41	$ 13.30	$ 13.17	$ 11.76	$ 11.18
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	.03	.01	.02	(.01)
Net realized and unrealized gain (loss)	.54	3.30	(5.94)	.43	1.39	.62
Total from investment operations	.50	3.29	(5.91)	.44	1.41	.61
Distributions from net investment income	-	(.05)	-	(.04)	-	(.03)
Distributions from net realized gain	- I	-	(.98)	(.28)	-	-
Total distributions	-I, J	(.05)	(.98)	(.31) K	-	(.03)
Net asset value, end of period	$ 10.15	$ 9.65	$ 6.41	$ 13.30	$ 13.17	$ 11.76
Total Return B, C, D	5.22%	51.79%	(47.93)%	3.40%	11.99%	5.47%
Ratios to Average Net Assets F, H
Expenses before reductions	2.07% A	1.81%	1.82%	1.86%	1.87%	1.88%
Expenses net of fee waivers, if any	2.00% A	1.81%	1.82%	1.86%	1.87%	1.88%
Expenses net of all reductions	1.99% A	1.81%	1.81%	1.86%	1.86%	1.87%
Net investment income (loss)	(.75)% A	(.17)%	.29%	.10%	.17%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 125	$ 103	$ 277	$ 328	$ 379
Portfolio turnover rate G	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.00 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.004 per share.

K Total distributions of $.314 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 6.73	$ 13.92	$ 13.76	$ 12.22	$ 11.61
Income from Investment Operations
Net investment income (loss) D	.01	.08	.15	.16	.16	.12
Net realized and unrealized gain (loss)	.57	3.52	(6.21)	.46	1.44	.64
Total from investment operations	.58	3.60	(6.06)	.62	1.60	.76
Distributions from net investment income	(.06)	(.02)	(.14)	(.18)	(.06)	(.15)
Distributions from net realized gain	(.04)	-	(.99)	(.28)	-	-
Total distributions	(.10) H	(.02)	(1.13)	(.46) I	(.06)	(.15)
Net asset value, end of period	$ 10.79	$ 10.31	$ 6.73	$ 13.92	$ 13.76	$ 12.22
Total Return B, C	5.63%	53.57%	(47.34)%	4.55%	13.17%	6.60%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	.70%	.76%	.82%	.80%	.80%
Expenses net of fee waivers, if any	1.00% A	.70%	.76%	.82%	.80%	.80%
Expenses net of all reductions	.99% A	.69%	.75%	.82%	.80%	.79%
Net investment income (loss)	.25% A	.94%	1.35%	1.14%	1.23%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 74	$ 66	$ 55	$ 948	$ 1,149	$ 922
Portfolio turnover rate F	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.10 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.044 per share.

I Total distributions of $.456 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy

Semiannual Report

3. Significant Accounting Policies (Unaudited) - continued

Security Valuation - continued

in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 87,716
Gross unrealized depreciation	(81,655)
Net unrealized appreciation (depreciation)	$ 6,061

Tax cost	$ 826,367

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $391,579 and $419,463, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 324	$ 2
Class T	.25%	.25%	808	2
Class B	.75%	.25%	330	248
Class C	.75%	.25%	657	33
			$ 2,119	$ 285

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36
Class T	12
Class B*	46
Class C*	3
$ 97

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 398.31
Class T	424.26
Class B	106.32
Class C	178.27
Institutional Class	82.22
	$ 1,188

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $66.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 140
Class T	1.50%	100
Class B	2.00%	39
Class C	2.00%	46
Institutional Class	1.00%	9
		$ 334

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 435	$ 3,933
Class T	-	3,996
Class B	-	410
Class C	-	849
Institutional Class	351	116
Total	$ 786	$ 9,304
From net realized gain
Class A	$ 1,089	$ -
Class T	1,223	-
Class C	51	-
Institutional Class	282	-
Total	$ 2,645	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	3,429	6,500	$ 37,165	$ 50,250
Reinvestment of distributions	133	533	1,385	3,557
Shares redeemed	(3,331)	(11,849)	(35,519)	(86,477)
Net increase (decrease)	231	(4,816)	$ 3,031	$ (32,670)
Class T
Shares sold	4,779	7,756	$ 51,649	$ 60,751
Reinvestment of distributions	113	578	1,186	3,851
Shares redeemed	(5,700)	(17,414)	(60,980)	(132,890)
Net increase (decrease)	(808)	(9,080)	$ (8,145)	$ (68,288)
Class B
Shares sold	245	520	$ 2,575	$ 3,911
Reinvestment of distributions	-	55	-	357
Shares redeemed	(1,953)	(5,106)	(20,542)	(36,894)
Net increase (decrease)	(1,708)	(4,531)	$ (17,967)	$ (32,626)
Class C
Shares sold	857	1,231	$ 9,005	$ 9,347
Reinvestment of distributions	4	107	43	695
Shares redeemed	(1,495)	(4,448)	(15,595)	(32,027)
Net increase (decrease)	(634)	(3,110)	$ (6,547)	$ (21,985)
Institutional Class
Shares sold	1,084	2,016	$ 12,119	$ 16,994
Reinvestment of distributions	52	13	553	86
Shares redeemed	(687)	(3,740)	(7,414)	(27,041)
Net increase (decrease)	449	(1,711)	$ 5,258	$ (9,961)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGF-USAN-0710
1.786779.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Dividend Growth
Fund - Institutional Class

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,055.60	$ 6.41
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,054.40	$ 7.68
Hypothetical A		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,052.70	$ 10.24
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,052.20	$ 10.23
Hypothetical A		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,056.30	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.0	2.2
Apple, Inc.	2.0	0.6
JPMorgan Chase & Co.	1.7	1.9
Bank of America Corp.	1.4	1.9
General Electric Co.	1.4	0.0
Cisco Systems, Inc.	1.3	1.4
Hewlett-Packard Co.	1.1	1.2
Merck & Co., Inc.	1.0	1.3
PNC Financial Services Group, Inc.	1.0	1.6
Lam Research Corp.	0.9	0.8
	13.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	17.6
Financials	17.3	17.2
Industrials	12.8	9.8
Energy	10.8	11.5
Consumer Discretionary	10.7	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Stocks and Investment Companies 97.9%		Stocks and Investment Companies 98.2%
	Bonds 0.4%		Bonds 0.3%
	Convertible Securities 1.2%		Convertible Securities 1.0%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	15.7%	** Foreign investments	15.4%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	71,600	$ 1,041
Johnson Controls, Inc.	18,914	540
Stoneridge, Inc. (a)	92,219	893
Tenneco, Inc. (a)	34,245	759
		3,233
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	17,549	820
Fiat SpA	16,800	184
Harley-Davidson, Inc.	25,450	769
Mazda Motor Corp. (a)	258,000	671
Thor Industries, Inc.	49,000	1,429
Winnebago Industries, Inc. (a)(d)	127,104	1,542
		5,415
Diversified Consumer Services - 0.5%
Career Education Corp. (a)	30,010	840
Service Corp. International	108,100	923
Stewart Enterprises, Inc. Class A	232,746	1,413
Universal Technical Institute, Inc. (a)	26,109	641
		3,817
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	20,768	883
Brinker International, Inc.	85,942	1,528
Burger King Holdings, Inc.	45,213	859
China Lodging Group Ltd. ADR	22,500	323
DineEquity, Inc. (a)(d)	83,300	2,813
International Game Technology	30,615	599
NH Hoteles SA (a)	208,661	680
O'Charleys, Inc. (a)	117,200	873
Sol Melia SA	55,032	373
Sonic Corp. (a)	58,928	622
Starwood Hotels & Resorts Worldwide, Inc.	3,187	147
WMS Industries, Inc. (a)	51,900	2,405
Wyndham Worldwide Corp.	210,085	4,958
		17,063
Household Durables - 1.0%
Gafisa SA sponsored ADR	55,400	659
M.D.C. Holdings, Inc.	10,199	320
Mohawk Industries, Inc. (a)	13,000	730
Newell Rubbermaid, Inc.	36,956	616
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Group, Inc. (a)	102,712	$ 1,144
Stanley Black & Decker, Inc.	43,776	2,442
Techtronic Industries Co. Ltd.	410,500	364
Tempur-Pedic International, Inc. (a)	30,600	1,016
Whirlpool Corp.	6,711	701
		7,992
Media - 2.5%
Cablevision Systems Corp. - NY Group Class A	59,913	1,486
CC Media Holdings, Inc. Class A (a)	134,400	1,512
Comcast Corp.:
Class A	5,697	103
Class A (special) (non-vtg.)	168,223	2,897
Informa PLC	174,516	959
Lamar Advertising Co. Class A (a)	36,737	1,083
Liberty Media Corp. Starz Series A (a)	21,623	1,131
McGraw-Hill Companies, Inc.	45,500	1,265
MDC Partners, Inc. Class A (sub. vtg.)	117,100	1,426
SuperMedia, Inc. (a)(d)	16,715	504
The Walt Disney Co.	60,593	2,025
Time Warner Cable, Inc.	76,875	4,207
United Business Media Ltd.	66,100	491
Valassis Communications, Inc. (a)	11,446	418
Viacom, Inc. Class B (non-vtg.) (a)	24,356	819
Wolters Kluwer NV (Certificaten Van Aandelen)	31,100	575
		20,901
Multiline Retail - 0.6%
Target Corp.	91,736	5,002
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	49,900	2,583
AnnTaylor Stores Corp. (a)	40,112	868
Asbury Automotive Group, Inc. (a)	47,300	625
Best Buy Co., Inc.	34,362	1,452
Big 5 Sporting Goods Corp.	52,600	778
Carphone Warehouse Group PLC (a)	142,126	392
Casual Male Retail Group, Inc. (a)	240,000	900
Foot Locker, Inc.	6,100	91
Hengdeli Holdings Ltd.	2,640,000	1,095
Home Depot, Inc.	37,707	1,277
Lowe's Companies, Inc.	200,900	4,972
Lumber Liquidators Holdings, Inc. (a)	25,004	738
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	49,900	$ 504
OfficeMax, Inc. (a)	92,400	1,647
RadioShack Corp.	42,700	873
Sally Beauty Holdings, Inc. (a)	89,194	839
Staples, Inc.	113,668	2,446
		22,080
Textiles, Apparel & Luxury Goods - 0.2%
Bosideng International Holdings Ltd.	302,000	71
G-III Apparel Group Ltd. (a)	17,798	510
Phillips-Van Heusen Corp.	23,600	1,292
Trinity Ltd.	106,000	69
		1,942
TOTAL CONSUMER DISCRETIONARY		87,445
CONSUMER STAPLES - 9.0%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	49,587	2,397
Carlsberg AS Series B (a)	12,300	940
Dr Pepper Snapple Group, Inc.	32,017	1,212
Grupo Modelo SAB de CV Series C	67,900	377
Molson Coors Brewing Co. Class B	19,500	800
Remy Cointreau SA	13,557	682
The Coca-Cola Co.	116,205	5,973
		12,381
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	106,156	3,676
Drogasil SA	1,500	24
Kroger Co.	158,660	3,194
PriceSmart, Inc.	36,782	883
Safeway, Inc.	108,300	2,398
Sysco Corp.	72,509	2,161
Wal-Mart Stores, Inc.	112,157	5,671
Walgreen Co.	100,701	3,226
Winn-Dixie Stores, Inc. (a)	184,100	2,062
		23,295
Food Products - 2.0%
Bunge Ltd.	15,782	770
Calavo Growers, Inc.	38,800	620
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Chiquita Brands International, Inc. (a)	38,327	$ 473
Dean Foods Co. (a)	94,129	1,002
Diamond Foods, Inc.	8,700	361
Kellogg Co.	18,700	999
Kerry Group PLC Class A	8,331	231
Leroy Seafood Group ASA (d)	18,100	386
M. Dias Branco SA	1,300	26
Marine Harvest ASA (d)	5,388,000	4,351
Nestle SA	39,538	1,793
Pilgrims Pride Corp. (a)	22,722	181
Ralcorp Holdings, Inc. (a)	17,600	1,057
Smithfield Foods, Inc. (a)	105,600	1,821
Tingyi (Cayman Island) Holding Corp.	254,000	577
TreeHouse Foods, Inc. (a)	3,500	161
Tyson Foods, Inc. Class A	38,950	685
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	44,700	1,229
		16,723
Household Products - 1.0%
Energizer Holdings, Inc. (a)	21,397	1,202
Procter & Gamble Co.	116,020	7,088
		8,290
Personal Products - 0.9%
Avon Products, Inc.	72,744	1,927
BaWang International (Group) Holding Ltd.	1,880,000	1,367
Hengan International Group Co. Ltd.	125,500	914
Herbalife Ltd.	11,600	524
NBTY, Inc. (a)	73,914	2,531
		7,263
Tobacco - 0.8%
Imperial Tobacco Group PLC	22,439	587
Lorillard, Inc.	11,963	855
Philip Morris International, Inc.	105,800	4,668
		6,110
TOTAL CONSUMER STAPLES		74,062
ENERGY - 10.4%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	96,673	3,687
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Global Industries Ltd. (a)	107,519	$ 561
Halliburton Co.	87,700	2,178
Helix Energy Solutions Group, Inc. (a)	140,466	1,530
ION Geophysical Corp. (a)	97,871	531
Nabors Industries Ltd. (a)	55,386	1,054
National Oilwell Varco, Inc.	127,988	4,880
Noble Corp.	28,079	816
Patterson-UTI Energy, Inc.	26,400	370
Schlumberger Ltd.	65,465	3,676
Smith International, Inc.	30,700	1,153
Superior Energy Services, Inc. (a)	11,098	241
Superior Well Services, Inc. (a)(d)	41,279	624
Transocean Ltd. (a)	14,469	821
Union Drilling, Inc. (a)	79,628	433
Vantage Drilling Co. (a)	302,800	478
Weatherford International Ltd. (a)	252,853	3,570
		26,603
Oil, Gas & Consumable Fuels - 7.2%
Alpha Natural Resources, Inc. (a)	2,960	114
Anadarko Petroleum Corp.	7,400	387
Arch Coal, Inc.	31,805	685
Berry Petroleum Co. Class A	75,700	2,327
BP PLC sponsored ADR	52,000	2,233
Cabot Oil & Gas Corp.	15,594	541
Chesapeake Energy Corp.	110,808	2,475
Compton Petroleum Corp. (a)	245,200	181
Concho Resources, Inc. (a)	23,900	1,244
Denbury Resources, Inc. (a)	107,400	1,767
El Paso Corp.	11,400	129
EOG Resources, Inc.	28,900	3,030
EXCO Resources, Inc.	74,945	1,293
Exxon Mobil Corp.	118,023	7,136
Heritage Oil PLC (a)	46,400	294
Holly Corp.	33,500	868
International Coal Group, Inc. (a)	237,227	1,027
InterOil Corp. (a)(d)	13,000	641
Marathon Oil Corp.	55,794	1,735
Massey Energy Co.	62,897	2,083
Niko Resources Ltd.	9,000	901
Northern Oil & Gas, Inc. (a)	206,010	2,973
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	40,941	$ 3,378
OPTI Canada, Inc. (a)	586,500	1,102
OPTI Canada, Inc. (a)(e)	280,600	527
Pan Orient Energy Corp. (a)	94,900	508
PetroBakken Energy Ltd. (a)(e)	11,900	275
PetroBakken Energy Ltd. Class A	58,568	1,355
Petrohawk Energy Corp. (a)	286,613	5,512
Petroplus Holdings AG	25,000	362
Plains Exploration & Production Co. (a)	138,200	3,054
Range Resources Corp.	50,400	2,265
Southwestern Energy Co. (a)	76,100	2,862
Suncor Energy, Inc.	42,080	1,311
Talisman Energy, Inc.	55,300	954
Valero Energy Corp.	4,100	77
XTO Energy, Inc.	31,200	1,333
		58,939
TOTAL ENERGY		85,542
FINANCIALS - 16.8%
Capital Markets - 2.6%
AllianceBernstein Holding LP	26,600	755
Bank of New York Mellon Corp.	97,732	2,658
Bank Sarasin & Co. Ltd. Series B (Reg.)	20,119	733
BlueBay Asset Management	147,084	688
Charles Schwab Corp.	85,629	1,399
GCA Savvian Group Corp. (a)	328	325
Goldman Sachs Group, Inc.	42,981	6,200
Janus Capital Group, Inc.	65,600	699
Morgan Stanley	191,100	5,181
Northern Trust Corp.	18,400	935
State Street Corp.	38,456	1,468
TD Ameritrade Holding Corp. (a)	27,366	485
		21,526
Commercial Banks - 4.7%
Associated Banc-Corp.	140,700	1,890
CapitalSource, Inc.	594,955	2,701
EFG Eurobank Ergasias SA	11,800	58
FirstMerit Corp.	19,300	360
Huntington Bancshares, Inc.	247,300	1,523
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Banco Multiplo SA ADR (a)(e)	25,600	$ 471
Mitsubishi UFJ Financial Group, Inc.	555,600	2,689
PNC Financial Services Group, Inc.	125,167	7,854
Regions Financial Corp.	115,228	879
SVB Financial Group (a)	39,862	1,788
Wells Fargo & Co.	577,843	16,580
Wilmington Trust Corp., Delaware (d)	117,305	1,769
		38,562
Consumer Finance - 0.5%
American Express Co.	6,100	243
Capital One Financial Corp.	27,800	1,148
Discover Financial Services	95,587	1,286
ORIX Corp.	10,070	767
SLM Corp. (a)	39,567	440
		3,884
Diversified Financial Services - 4.5%
Bank of America Corp.	754,765	11,880
BM&F BOVESPA SA	236,100	1,554
CIT Group, Inc. (a)	11,115	409
Citigroup, Inc. (a)	857,633	3,396
CME Group, Inc.	1,236	391
Deutsche Boerse AG	14,639	893
JPMorgan Chase & Co.	352,250	13,942
PICO Holdings, Inc. (a)	131,351	4,373
		36,838
Insurance - 1.9%
ACE Ltd.	16,000	787
Aegon NV (a)	89,700	512
Allstate Corp.	1,700	52
Assured Guaranty Ltd.	115,500	1,940
Axis Capital Holdings Ltd.	3,700	112
Berkshire Hathaway, Inc. Class A (a)	9	953
Delphi Financial Group, Inc. Class A	33,075	859
Endurance Specialty Holdings Ltd.	24,000	890
Everest Re Group Ltd.	14,400	1,047
Genworth Financial, Inc. Class A (a)	176,700	2,755
Lincoln National Corp.	70,900	1,876
MBIA, Inc. (a)(d)	166,323	1,239
Old Republic International Corp.	36,547	507
Platinum Underwriters Holdings Ltd.	17,300	637
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	60,000	$ 1,291
Unum Group	24,000	554
		16,011
Real Estate Investment Trusts - 1.2%
Boston Properties, Inc.	6,109	468
CBL & Associates Properties, Inc.	70,300	1,005
Education Realty Trust, Inc.	44,800	285
Extra Space Storage, Inc.	19,400	292
Franklin Street Properties Corp.	61,400	758
ProLogis Trust	94,600	1,077
Public Storage	11,625	1,078
Segro PLC	106,596	443
SL Green Realty Corp.	31,200	1,943
The Macerich Co.	12,831	531
U-Store-It Trust	60,100	494
Vornado Realty Trust	13,950	1,084
Westfield Group unit	17,370	187
		9,645
Real Estate Management & Development - 1.3%
CB Richard Ellis Group, Inc. Class A (a)	436,900	6,916
Forest City Enterprises, Inc. Class A (a)	14,700	195
Iguatemi Empresa de Shopping Centers SA	43,800	715
Jones Lang LaSalle, Inc.	27,100	2,022
Kenedix, Inc. (a)	1,225	317
Unite Group PLC (a)	115,116	321
		10,486
Thrifts & Mortgage Finance - 0.1%
Bank Mutual Corp.	37,290	239
Ocwen Financial Corp. (a)	28,957	352
		591
TOTAL FINANCIALS		137,543
HEALTH CARE - 10.2%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	13,900	695
Allos Therapeutics, Inc. (a)	60,400	432
Amgen, Inc. (a)	72,841	3,772
Amylin Pharmaceuticals, Inc. (a)	45,220	747
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)	178,672	$ 686
Biogen Idec, Inc. (a)	25,662	1,217
Cephalon, Inc. (a)	13,400	789
China Biologic Products, Inc. (a)(d)	45,864	591
Clinical Data, Inc. (a)	46,652	768
Genzyme Corp. (a)	26,265	1,278
Human Genome Sciences, Inc. (a)	59,100	1,463
ImmunoGen, Inc. (a)	26,500	235
InterMune, Inc. (a)	15,400	139
Micromet, Inc. (a)	99,900	608
Neurocrine Biosciences, Inc. (a)	97,868	391
NPS Pharmaceuticals, Inc. (a)	57,588	380
OREXIGEN Therapeutics, Inc. (a)	134,294	731
PDL BioPharma, Inc.	24,500	132
Protalix BioTherapeutics, Inc. (a)(d)	89,550	544
SIGA Technologies, Inc. (a)	103,982	723
Theravance, Inc. (a)	107,480	1,366
United Therapeutics Corp. (a)	22,900	1,173
ZIOPHARM Oncology, Inc. (a)	93,845	474
		19,334
Health Care Equipment & Supplies - 1.9%
AGA Medical Holdings, Inc.	48,368	680
C. R. Bard, Inc.	22,230	1,800
CareFusion Corp. (a)	3,300	84
Covidien PLC	73,002	3,095
ev3, Inc. (a)	61,852	1,170
Hill-Rom Holdings, Inc.	30,300	845
Kinetic Concepts, Inc. (a)	20,818	862
Orthofix International NV (a)	34,081	1,087
Orthovita, Inc. (a)	144,612	449
St. Jude Medical, Inc. (a)	29,000	1,083
Stryker Corp.	30,100	1,596
Symmetry Medical, Inc. (a)	61,633	671
William Demant Holding AS (a)	14,900	1,062
Wright Medical Group, Inc. (a)	66,974	1,100
		15,584
Health Care Providers & Services - 2.6%
Accretive Health, Inc.	8,800	114
Brookdale Senior Living, Inc. (a)	115,000	2,023
CIGNA Corp.	119,080	3,986
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Emeritus Corp. (a)	16,097	$ 327
Express Scripts, Inc. (a)	42,900	4,316
McKesson Corp.	23,194	1,624
Medco Health Solutions, Inc. (a)	50,503	2,911
MEDNAX, Inc. (a)	15,752	891
Quest Diagnostics, Inc.	30,324	1,600
RehabCare Group, Inc. (a)	23,100	672
Team Health Holdings, Inc.	1,095	14
Universal Health Services, Inc. Class B	48,400	2,051
VCA Antech, Inc. (a)	32,900	857
		21,386
Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	9,200	396
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (a)	14,742	494
Life Technologies Corp. (a)	15,676	785
PerkinElmer, Inc.	19,100	433
Thermo Fisher Scientific, Inc. (a)	33,185	1,728
		3,440
Pharmaceuticals - 2.9%
Abbott Laboratories	35,924	1,709
Allergan, Inc.	19,580	1,179
Ardea Biosciences, Inc. (a)	70,608	1,767
Cadence Pharmaceuticals, Inc. (a)(d)	164,058	1,301
Merck & Co., Inc.	253,059	8,526
Novartis AG sponsored ADR	18,853	849
Novo Nordisk AS Series B	19,536	1,510
Pfizer, Inc.	145,800	2,221
Pronova BioPharma ASA (a)	326,969	910
Sanofi-Aventis (d)	32,575	1,982
Teva Pharmaceutical Industries Ltd. sponsored ADR	30,210	1,656
		23,610
TOTAL HEALTH CARE		83,750
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.4%
Chemring Group PLC	7,300	336
DigitalGlobe, Inc.	17,854	499
Esterline Technologies Corp. (a)	12,700	681
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
European Aeronautic Defence and Space Co. EADS NV	26,700	$ 535
GeoEye, Inc. (a)	52,809	1,678
Goodrich Corp.	24,450	1,697
Heico Corp. Class A	42,383	1,272
Honeywell International, Inc.	49,000	2,096
LMI Aerospace, Inc. (a)	11,450	199
Orbital Sciences Corp. (a)	33,400	530
Precision Castparts Corp.	22,677	2,646
Raytheon Co.	42,082	2,206
United Technologies Corp.	80,804	5,445
		19,820
Airlines - 0.4%
Delta Air Lines, Inc. (a)	87,135	1,183
Southwest Airlines Co.	130,050	1,618
UAL Corp. (a)	11,600	232
		3,033
Building Products - 0.5%
Masco Corp.	131,500	1,756
Owens Corning (a)	72,675	2,422
		4,178
Commercial Services & Supplies - 1.4%
Avery Dennison Corp.	25,300	865
Casella Waste Systems, Inc. Class A (a)	41,480	186
Clean Harbors, Inc. (a)	10,204	647
Corrections Corp. of America (a)	23,600	470
Interface, Inc. Class A	125,346	1,477
Knoll, Inc.	71,163	1,053
R.R. Donnelley & Sons Co.	97,797	1,874
Republic Services, Inc.	49,100	1,430
Steelcase, Inc. Class A	30,710	257
The Brink's Co.	48,500	1,099
The Geo Group, Inc. (a)	63,207	1,334
World Color Press, Inc. (a)	41,600	479
		11,171
Construction & Engineering - 0.9%
Aveng Ltd.	91,600	435
Fluor Corp.	49,772	2,335
Foster Wheeler AG (a)	12,200	293
Granite Construction, Inc.	28,689	851
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Great Lakes Dredge & Dock Corp.	163,789	$ 954
Jacobs Engineering Group, Inc. (a)	22,500	940
KBR, Inc.	59,600	1,310
MasTec, Inc. (a)	34,900	406
		7,524
Electrical Equipment - 0.8%
AMETEK, Inc.	19,445	789
Cooper Industries PLC Class A	37,643	1,768
EnerSys (a)	1,200	27
First Solar, Inc. (a)	7,500	843
Prysmian SpA	63,600	983
Schneider Electric SA	9,894	998
SunPower Corp. Class B (a)	26,300	305
Zumtobel AG (a)	45,407	749
		6,462
Industrial Conglomerates - 2.1%
General Electric Co.	691,537	11,307
Koninklijke Philips Electronics NV	51,700	1,551
McDermott International, Inc. (a)	11,903	264
Rheinmetall AG (d)	22,800	1,293
Siemens AG sponsored ADR	7,364	659
Textron, Inc.	119,101	2,462
		17,536
Machinery - 2.1%
Actuant Corp. Class A	35,500	718
Briggs & Stratton Corp.	42,275	872
Bucyrus International, Inc. Class A	15,470	829
Commercial Vehicle Group, Inc. (a)	57,200	681
Cummins, Inc.	43,300	2,944
Danaher Corp.	4,545	361
Hardinge, Inc.	29,341	276
Ingersoll-Rand Co. Ltd.	58,176	2,171
JTEKT Corp.	64,500	660
Navistar International Corp. (a)	78,900	4,275
NSK Ltd.	70,000	512
Timken Co.	33,000	950
Trinity Industries, Inc.	32,800	717
Vallourec SA (d)	7,300	1,366
		17,332
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.3%
Equifax, Inc.	5,872	$ 178
Kforce, Inc. (a)	93,200	1,260
Robert Half International, Inc.	51,800	1,310
Towers Watson & Co.	4,100	189
		2,937
Road & Rail - 1.7%
Arkansas Best Corp.	32,000	748
Con-way, Inc.	33,780	1,149
CSX Corp.	71,700	3,746
Norfolk Southern Corp.	20,823	1,176
Saia, Inc. (a)	75,680	1,133
Union Pacific Corp.	74,400	5,314
Universal Truckload Services, Inc. (a)	51,641	894
		14,160
Trading Companies & Distributors - 0.2%
Finning International, Inc. (d)	25,800	434
Kaman Corp.	36,700	899
		1,333
TOTAL INDUSTRIALS		105,486
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 2.4%
Adtran, Inc.	39,306	1,078
Aviat Networks, Inc. (a)	47,919	211
Calix Networks, Inc. (a)	17,105	209
Cisco Systems, Inc. (a)	458,300	10,614
Comverse Technology, Inc. (a)	145,300	1,241
Infinera Corp. (a)	100,032	704
Juniper Networks, Inc. (a)	145,500	3,873
QUALCOMM, Inc.	47,392	1,685
		19,615
Computers & Peripherals - 3.2%
3PAR, Inc. (a)(d)	39,817	423
Apple, Inc. (a)	62,761	16,140
Hewlett-Packard Co.	193,000	8,880
HTC Corp.	6,000	82
NCR Corp. (a)	63,300	841
		26,366
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc. (a)	141,608	$ 4,582
Amphenol Corp. Class A	23,468	995
Avnet, Inc. (a)	84,500	2,427
Corning, Inc.	152,300	2,655
FLIR Systems, Inc. (a)	15,175	432
Itron, Inc. (a)	17,307	1,154
Keyence Corp.	3,800	852
Molex, Inc.	41,187	872
Tyco Electronics Ltd.	58,551	1,687
		15,656
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	11,000	437
DealerTrack Holdings, Inc. (a)	17,009	273
Google, Inc. Class A (a)	14,342	6,958
Monster Worldwide, Inc. (a)	61,400	908
NetEase.com, Inc. sponsored ADR (a)	39,818	1,209
		9,785
IT Services - 1.4%
Acxiom Corp. (a)	54,631	951
Alliance Data Systems Corp. (a)	20,007	1,414
Atos Origin SA (a)	19,898	887
China Information Security Technology, Inc. (a)(d)	44,900	238
Echo Global Logistics, Inc. (d)	2,100	28
Fidelity National Information Services, Inc.	54,732	1,506
Fiserv, Inc. (a)	11,590	551
Hewitt Associates, Inc. Class A (a)	36,473	1,359
MasterCard, Inc. Class A	8,184	1,651
Visa, Inc. Class A	41,700	3,022
		11,607
Office Electronics - 0.2%
Xerox Corp.	171,500	1,597
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)	49,900	428
Analog Devices, Inc.	68,000	1,984
ASM International NV (Netherlands) (a)(d)	17,015	355
ASML Holding NV (NY Shares)	59,200	1,673
Atmel Corp. (a)	872,812	4,456
Avago Technologies Ltd.	166,853	3,446
Cymer, Inc. (a)	23,000	696
Fairchild Semiconductor International, Inc. (a)	219,600	2,196
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Himax Technologies, Inc. sponsored ADR	246,664	$ 752
Intersil Corp. Class A	40,480	539
Kulicke & Soffa Industries, Inc. (a)	155,932	1,085
Lam Research Corp. (a)	201,407	7,625
Linear Technology Corp.	5,724	160
LTX-Credence Corp. (a)	885,464	3,064
Mattson Technology, Inc. (a)	123,032	520
Maxim Integrated Products, Inc.	82,100	1,458
Microchip Technology, Inc. (d)	11,413	318
Micron Technology, Inc. (a)	413,803	3,761
National Semiconductor Corp.	68,923	968
NVIDIA Corp. (a)	69,300	911
ON Semiconductor Corp. (a)	578,802	4,231
Standard Microsystems Corp. (a)	34,308	785
Teradyne, Inc. (a)	80,900	888
		42,299
Software - 2.5%
BMC Software, Inc. (a)	51,668	1,912
Citrix Systems, Inc. (a)	34,072	1,486
ICSA (India) Ltd.	93,006	258
Informatica Corp. (a)	53,500	1,380
MacDonald Dettwiler & Associates Ltd. (a)	7,400	306
Microsoft Corp.	249,450	6,436
NCsoft Corp.	5,155	832
Nintendo Co. Ltd.	400	118
Oracle Corp.	317,195	7,159
Radiant Systems, Inc. (a)	31,985	443
Ultimate Software Group, Inc. (a)	7,460	255
		20,585
TOTAL INFORMATION TECHNOLOGY		147,510
MATERIALS - 6.6%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	18,482	1,276
Albemarle Corp.	18,647	803
Arkema	4,500	165
Celanese Corp. Class A	74,603	2,139
CF Industries Holdings, Inc.	5,700	391
Clariant AG (Reg.) (a)	107,290	1,250
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	116,765	$ 3,142
Huabao International Holdings Ltd.	820,000	1,011
Israel Chemicals Ltd.	75,700	817
Monsanto Co.	23,098	1,175
Solutia, Inc. (a)	135,666	2,055
Spartech Corp. (a)	163,361	2,174
STR Holdings, Inc. (d)	41,160	873
The Mosaic Co.	26,600	1,228
W.R. Grace & Co. (a)	146,726	3,761
		22,260
Construction Materials - 0.2%
HeidelbergCement AG	37,097	2,014
Containers & Packaging - 0.4%
Ball Corp.	17	1
Owens-Illinois, Inc. (a)	66,030	2,003
Pactiv Corp. (a)	51,300	1,466
		3,470
Metals & Mining - 3.0%
Agnico-Eagle Mines Ltd. (Canada)	15,500	921
Anglo American PLC (United Kingdom) (a)	22,900	886
Camino Minerals Corp. (a)	6,400	2
Commercial Metals Co.	123,700	1,926
Compass Minerals International, Inc.	4,094	311
Eldorado Gold Corp. (a)	249,363	4,318
Freeport-McMoRan Copper & Gold, Inc.	27,844	1,950
Grande Cache Coal Corp. (a)	66,100	369
Gulf Resources, Inc. (a)	57,136	562
Gulf Resources, Inc. (a)(g)	200,630	1,972
Ivanhoe Mines Ltd. (a)	187,800	2,736
Lihir Gold Ltd.	217,760	732
Mitsubishi Materials Corp. (a)	179,000	483
Newcrest Mining Ltd.	67,776	1,839
Randgold Resources Ltd. sponsored ADR	40,300	3,524
Seabridge Gold, Inc. (a)	9,900	341
Silver Wheaton Corp. (a)	51,900	987
Steel Dynamics, Inc.	20,400	299
Timminco Ltd. (a)(d)	37,300	20
		24,178
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	47,700	$ 2,031
TOTAL MATERIALS		53,953
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Iliad Group SA	12,842	1,083
Qwest Communications International, Inc.	472,700	2,477
TalkTalk Telecom Group PLC (a)	82,253	145
Telefonica SA sponsored ADR	12,239	702
		4,407
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	905,785	4,647
Syniverse Holdings, Inc. (a)	13,759	272
Vivo Participacoes SA sponsored ADR	21,100	576
		5,495
TOTAL TELECOMMUNICATION SERVICES		9,902
UTILITIES - 1.9%
Electric Utilities - 0.4%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR	51,400	751
Entergy Corp.	21,702	1,629
FirstEnergy Corp.	30,747	1,083
		3,463
Gas Utilities - 0.1%
Xinao Gas Holdings Ltd.	322,000	854
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	600,045	6,162
Multi-Utilities - 0.7%
Alliant Energy Corp.	37,701	1,212
CMS Energy Corp.	190,800	2,801
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	31,500	$ 1,307
Sempra Energy	2,500	115
		5,435
TOTAL UTILITIES		15,914
TOTAL COMMON STOCKS (Cost $785,827)		801,107
Convertible Preferred Stocks - 0.5%

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
SandRidge Energy, Inc. 8.50%	9,700	993
Whiting Petroleum Corp. 6.25%	5,000	1,034
		2,027
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	1,986
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,497)		4,013
Investment Companies - 0.3%

Ares Capital Corp. (Cost $2,475)	195,576	2,648
Corporate Bonds - 1.1%
	Principal Amount (000s)
Convertible Bonds - 0.7%
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16 (e)	$ 650	745
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 0% 4/1/63 (c)(e)	1,875	1,917
TOTAL FINANCIALS		2,662
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15 (e)	$ 600	$ 1,015
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (e)	870	802
TOTAL HEALTH CARE		1,817
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	190	239
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 6% 4/15/14	470	1,129
TOTAL CONVERTIBLE BONDS		5,847
Nonconvertible Bonds - 0.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	620	527
8.25% 12/15/14	625	538
		1,065
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,462	1,994
TOTAL NONCONVERTIBLE BONDS		3,059
TOTAL CORPORATE BONDS (Cost $6,380)		8,906
Money Market Funds - 1.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b)(f)	1,553,594	$ 1,554
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	14,199,654	14,200
TOTAL MONEY MARKET FUNDS (Cost $15,754)		15,754
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $813,933)		832,428
NET OTHER ASSETS - (1.4)%		(11,668)
NET ASSETS - 100%		$ 820,760
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,752,000 or 0.7% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,972,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,705
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	66
Total	$ 69
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 87,445	$ 87,445	$ -	$ -
Consumer Staples	74,062	74,062	-	-
Energy	87,569	86,576	993	-
Financials	139,529	139,529	-	-
Health Care	83,750	83,750	-	-
Industrials	105,486	105,486	-	-
Information Technology	147,510	147,510	-	-
Materials	53,953	53,953	-	-
Telecommunication Services	9,902	9,902	-	-
Utilities	15,914	15,914	-	-
Investment Companies	2,648	2,648	-	-
Corporate Bonds	8,906	-	8,906	-
Money Market Funds	15,754	15,754	-	-
Total Investments in Securities:	$ 832,428	$ 822,529	$ 9,899	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.3%
Canada	2.7%
Switzerland	1.5%
Netherlands	1.0%
Others (Individually Less Than 1%)	10.5%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $285,713,000 of which $168,027,000 and $117,686,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,481) - See accompanying schedule: Unaffiliated issuers (cost $798,179)	$ 816,674
Fidelity Central Funds (cost $15,754)	15,754
Total Investments (cost $813,933)		$ 832,428
Foreign currency held at value (cost $37)		37
Receivable for investments sold		9,948
Receivable for fund shares sold		658
Dividends receivable		1,074
Interest receivable		175
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		1
Receivable from investment adviser for expense reductions		73
Other receivables		9
Total assets		844,431

Liabilities
Payable for investments purchased	$ 6,499
Payable for fund shares redeemed	1,788
Accrued management fee	523
Distribution fees payable	345
Other affiliated payables	226
Other payables and accrued expenses	90
Collateral on securities loaned, at value	14,200
Total liabilities		23,671

Net Assets		$ 820,760
Net Assets consist of:
Paid in capital		$ 1,051,818
Accumulated net investment loss		(695)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(248,856)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,493
Net Assets		$ 820,760

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($254,554 ÷ 24,390 shares)	$ 10.44

Maximum offering price per share (100/94.25 of $10.44)	$ 11.08
Class T: Net Asset Value and redemption price per share ($312,074 ÷ 29,960 shares)	$ 10.42

Maximum offering price per share (100/96.50 of $10.42)	$ 10.80
Class B: Net Asset Value and offering price per share ($55,408 ÷ 5,439 shares)A	$ 10.19

Class C: Net Asset Value and offering price per share ($124,641 ÷ 12,278 shares)A	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($74,083 ÷ 6,863 shares)	$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,891
Interest		361
Income from Fidelity Central Funds		69
Total income		5,321

Expenses
Management fee Basic fee	$ 2,385
Performance adjustment	675
Transfer agent fees	1,188
Distribution fees	2,119
Accounting and security lending fees	154
Custodian fees and expenses	131
Independent trustees' compensation	2
Registration fees	42
Audit	27
Legal	4
Miscellaneous	5
Total expenses before reductions	6,732
Expense reductions	(365)	6,367
Net investment income (loss)		(1,046)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,342
Foreign currency transactions	19
Total net realized gain (loss)		55,361
Change in net unrealized appreciation (depreciation) on: Investment securities	(11,110)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(11,116)
Net gain (loss)		44,245
Net increase (decrease) in net assets resulting from operations		$ 43,199

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,046)	$ 2,199
Net realized gain (loss)	55,361	(82,065)
Change in net unrealized appreciation (depreciation)	(11,116)	372,369
Net increase (decrease) in net assets resulting from operations	43,199	292,503
Distributions to shareholders from net investment income	(786)	(9,304)
Distributions to shareholders from net realized gain	(2,645)	-
Total distributions	(3,431)	(9,304)
Share transactions - net increase (decrease)	(24,370)	(165,530)
Total increase (decrease) in net assets	15,398	117,669

Net Assets
Beginning of period	805,362	687,693
End of period (including accumulated net investment loss of $695 and undistributed net investment income of $1,137, respectively)	$ 820,760	$ 805,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 6.64	$ 13.75	$ 13.61	$ 12.08	$ 11.49
Income from Investment Operations
Net investment income (loss) E	- I	.04	.11	.12	.11	.08
Net realized and unrealized gain (loss)	.55	3.41	(6.13)	.43	1.44	.63
Total from investment operations	.55	3.45	(6.02)	.55	1.55	.71
Distributions from net investment income	(.02)	(.14)	(.10)	(.14)	(.02)	(.12)
Distributions from net realized gain	(.05)	-	(.99)	(.28)	-	-
Total distributions	(.06) J	(.14)	(1.09)	(.41) K	(.02)	(.12)
Net asset value, end of period	$ 10.44	$ 9.95	$ 6.64	$ 13.75	$ 13.61	$ 12.08
Total Return B, C, D	5.56%	52.97%	(47.51)%	4.12%	12.86%	6.22%
Ratios to Average Net Assets F, H
Expenses before reductions	1.36% A	1.08%	1.08%	1.12%	1.13%	1.15%
Expenses net of fee waivers, if any	1.25% A	1.08%	1.08%	1.12%	1.13%	1.15%
Expenses net of all reductions	1.24% A	1.08%	1.08%	1.11%	1.12%	1.13%
Net investment income (loss)	.00% A	.56%	1.02%	.84%	.90%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 255	$ 240	$ 192	$ 529	$ 530	$ 473
Portfolio turnover rate G	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share.

K Total distributions of $.413 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 6.60	$ 13.67	$ 13.52	$ 12.00	$ 11.42
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	.09	.09	.09	.06
Net realized and unrealized gain (loss)	.55	3.39	(6.11)	.44	1.43	.62
Total from investment operations	.54	3.42	(6.02)	.53	1.52	.68
Distributions from net investment income	-	(.10)	(.06)	(.10)	-	(.10)
Distributions from net realized gain	(.04)	-	(.99)	(.28)	-	-
Total distributions	(.04) I	(.10)	(1.05)	(.38) J	-	(.10)
Net asset value, end of period	$ 10.42	$ 9.92	$ 6.60	$ 13.67	$ 13.52	$ 12.00
Total Return B, C, D	5.44%	52.60%	(47.66)%	3.97%	12.67%	5.99%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56% A	1.31%	1.29%	1.33%	1.32%	1.31%
Expenses net of fee waivers, if any	1.50% A	1.31%	1.29%	1.33%	1.32%	1.31%
Expenses net of all reductions	1.49% A	1.30%	1.28%	1.32%	1.32%	1.29%
Net investment income (loss)	(.25)% A	.34%	.82%	.63%	.71%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 312	$ 305	$ 263	$ 962	$ 1,257	$ 1,511
Portfolio turnover rate G	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.040 per share.

J Total distributions of $.380 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.68	$ 6.42	$ 13.29	$ 13.14	$ 11.74	$ 11.16
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	.03	- I	.01	(.01)
Net realized and unrealized gain (loss)	.55	3.31	(5.94)	.43	1.39	.61
Total from investment operations	.51	3.30	(5.91)	.43	1.40	.60
Distributions from net investment income	-	(.04)	-	(.01)	-	(.02)
Distributions from net realized gain	-	-	(.96)	(.28)	-	-
Total distributions	-	(.04)	(.96)	(.28)J	-	(.02)
Net asset value, end of period	$ 10.19	$ 9.68	$ 6.42	$ 13.29	$ 13.14	$ 11.74
Total Return B, C, D	5.27%	51.61%	(47.88)%	3.32%	11.93%	5.38%
Ratios to Average Net Assets F, H
Expenses before reductions	2.12% A	1.81%	1.85%	1.92%	1.93%	1.95%
Expenses net of fee waivers, if any	2.00% A	1.81%	1.85%	1.92%	1.93%	1.95%
Expenses net of all reductions	2.00% A	1.80%	1.85%	1.92%	1.93%	1.94%
Net investment income (loss)	(.75)% A	(.17)%	.26%	.04%	.10%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 69	$ 75	$ 238	$ 314	$ 439
Portfolio turnover rate G	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.283 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 6.41	$ 13.30	$ 13.17	$ 11.76	$ 11.18
Income from Investment Operations
Net investment income (loss) E	(.04)	(.01)	.03	.01	.02	(.01)
Net realized and unrealized gain (loss)	.54	3.30	(5.94)	.43	1.39	.62
Total from investment operations	.50	3.29	(5.91)	.44	1.41	.61
Distributions from net investment income	-	(.05)	-	(.04)	-	(.03)
Distributions from net realized gain	- I	-	(.98)	(.28)	-	-
Total distributions	-I, J	(.05)	(.98)	(.31) K	-	(.03)
Net asset value, end of period	$ 10.15	$ 9.65	$ 6.41	$ 13.30	$ 13.17	$ 11.76
Total Return B, C, D	5.22%	51.79%	(47.93)%	3.40%	11.99%	5.47%
Ratios to Average Net Assets F, H
Expenses before reductions	2.07% A	1.81%	1.82%	1.86%	1.87%	1.88%
Expenses net of fee waivers, if any	2.00% A	1.81%	1.82%	1.86%	1.87%	1.88%
Expenses net of all reductions	1.99% A	1.81%	1.81%	1.86%	1.86%	1.87%
Net investment income (loss)	(.75)% A	(.17)%	.29%	.10%	.17%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 125	$ 125	$ 103	$ 277	$ 328	$ 379
Portfolio turnover rate G	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.00 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.004 per share.

K Total distributions of $.314 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 10.31	$ 6.73	$ 13.92	$ 13.76	$ 12.22	$ 11.61
Income from Investment Operations
Net investment income (loss) D	.01	.08	.15	.16	.16	.12
Net realized and unrealized gain (loss)	.57	3.52	(6.21)	.46	1.44	.64
Total from investment operations	.58	3.60	(6.06)	.62	1.60	.76
Distributions from net investment income	(.06)	(.02)	(.14)	(.18)	(.06)	(.15)
Distributions from net realized gain	(.04)	-	(.99)	(.28)	-	-
Total distributions	(.10) H	(.02)	(1.13)	(.46) I	(.06)	(.15)
Net asset value, end of period	$ 10.79	$ 10.31	$ 6.73	$ 13.92	$ 13.76	$ 12.22
Total Return B, C	5.63%	53.57%	(47.34)%	4.55%	13.17%	6.60%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	.70%	.76%	.82%	.80%	.80%
Expenses net of fee waivers, if any	1.00% A	.70%	.76%	.82%	.80%	.80%
Expenses net of all reductions	.99% A	.69%	.75%	.82%	.80%	.79%
Net investment income (loss)	.25% A	.94%	1.35%	1.14%	1.23%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 74	$ 66	$ 55	$ 948	$ 1,149	$ 922
Portfolio turnover rate F	94% A	88%	122%	36%	29%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.10 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.044 per share.

I Total distributions of $.456 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy

Semiannual Report

3. Significant Accounting Policies (Unaudited) - continued

Security Valuation - continued

in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 87,716
Gross unrealized depreciation	(81,655)
Net unrealized appreciation (depreciation)	$ 6,061

Tax cost	$ 826,367

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $391,579 and $419,463, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 324	$ 2
Class T	.25%	.25%	808	2
Class B	.75%	.25%	330	248
Class C	.75%	.25%	657	33
			$ 2,119	$ 285

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36
Class T	12
Class B*	46
Class C*	3
$ 97

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 398.31
Class T	424.26
Class B	106.32
Class C	178.27
Institutional Class	82.22
	$ 1,188

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $66.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 140
Class T	1.50%	100
Class B	2.00%	39
Class C	2.00%	46
Institutional Class	1.00%	9
		$ 334

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $31 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 435	$ 3,933
Class T	-	3,996
Class B	-	410
Class C	-	849
Institutional Class	351	116
Total	$ 786	$ 9,304
From net realized gain
Class A	$ 1,089	$ -
Class T	1,223	-
Class C	51	-
Institutional Class	282	-
Total	$ 2,645	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	3,429	6,500	$ 37,165	$ 50,250
Reinvestment of distributions	133	533	1,385	3,557
Shares redeemed	(3,331)	(11,849)	(35,519)	(86,477)
Net increase (decrease)	231	(4,816)	$ 3,031	$ (32,670)
Class T
Shares sold	4,779	7,756	$ 51,649	$ 60,751
Reinvestment of distributions	113	578	1,186	3,851
Shares redeemed	(5,700)	(17,414)	(60,980)	(132,890)
Net increase (decrease)	(808)	(9,080)	$ (8,145)	$ (68,288)
Class B
Shares sold	245	520	$ 2,575	$ 3,911
Reinvestment of distributions	-	55	-	357
Shares redeemed	(1,953)	(5,106)	(20,542)	(36,894)
Net increase (decrease)	(1,708)	(4,531)	$ (17,967)	$ (32,626)
Class C
Shares sold	857	1,231	$ 9,005	$ 9,347
Reinvestment of distributions	4	107	43	695
Shares redeemed	(1,495)	(4,448)	(15,595)	(32,027)
Net increase (decrease)	(634)	(3,110)	$ (6,547)	$ (21,985)
Institutional Class
Shares sold	1,084	2,016	$ 12,119	$ 16,994
Reinvestment of distributions	52	13	553	86
Shares redeemed	(687)	(3,740)	(7,414)	(27,041)
Net increase (decrease)	449	(1,711)	$ 5,258	$ (9,961)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGFI-USAN-0710
1.786780.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.17%
Actual		$ 1,000.00	$ 1,048.50	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.89
Class T	1.34%
Actual		$ 1,000.00	$ 1,047.70	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.92%
Actual		$ 1,000.00	$ 1,044.50	$ 9.79
HypotheticalA		$ 1,000.00	$ 1,015.36	$ 9.65
Class C	1.91%
Actual		$ 1,000.00	$ 1,044.80	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,050.50	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	3.6
Cisco Systems, Inc.	5.0	4.8
QUALCOMM, Inc.	3.2	3.5
Procter & Gamble Co.	2.8	1.0
Juniper Networks, Inc.	2.7	1.4
Agilent Technologies, Inc.	2.5	2.0
Google, Inc. Class A	2.5	4.3
United Technologies Corp.	2.3	1.6
Medco Health Solutions, Inc.	2.1	2.5
Harley-Davidson, Inc.	2.0	2.3
	30.6
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.1	38.1
Consumer Discretionary	17.3	14.3
Health Care	14.5	12.9
Industrials	11.6	8.6
Consumer Staples	8.7	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Stocks 99.4%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	10.6%	** Foreign investments	13.7%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.2%
Gentex Corp.	348,900	$ 6,866
Automobiles - 2.0%
Harley-Davidson, Inc.	1,933,800	58,420
Diversified Consumer Services - 1.9%
Navitas Ltd.	2,113,404	8,463
Strayer Education, Inc. (c)	166,260	39,902
Universal Technical Institute, Inc. (a)	353,290	8,673
		57,038
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	12,600	1,793
Denny's Corp. (a)	902,180	2,851
Home Inns & Hotels Management, Inc. sponsored ADR (a)	104,337	3,974
Marriott International, Inc. Class A	183,149	6,126
McDonald's Corp.	544,900	36,437
Starbucks Corp.	1,002,801	25,963
Starwood Hotels & Resorts Worldwide, Inc.	266,155	12,310
The Cheesecake Factory, Inc. (a)	405,725	10,346
WMS Industries, Inc. (a)	22,300	1,033
		100,833
Household Durables - 0.6%
Mohawk Industries, Inc. (a)	290,189	16,297
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	224,777	28,201
Expedia, Inc.	245,438	5,292
Priceline.com, Inc. (a)	31,781	6,075
		39,568
Media - 1.2%
DIRECTV (a)	339,400	12,792
Discovery Communications, Inc. (a)	80,098	3,016
Interpublic Group of Companies, Inc. (a)	1,325,549	11,068
McGraw-Hill Companies, Inc.	337,570	9,384
		36,260
Multiline Retail - 1.3%
Dollarama, Inc.	602,645	14,092
Dollarama, Inc. (d)	108,600	2,539
Target Corp.	398,726	21,743
		38,374
Specialty Retail - 3.6%
Lowe's Companies, Inc.	903,554	22,363
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	363,332	$ 19,039
Sherwin-Williams Co.	120,473	9,232
TJX Companies, Inc.	570,996	25,957
Urban Outfitters, Inc. (a)	440,700	15,997
Vitamin Shoppe, Inc.	492,044	12,606
		105,194
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	428,400	17,612
lululemon athletica, Inc. (a)(c)	586,089	23,948
Polo Ralph Lauren Corp. Class A	88,100	7,652
		49,212
TOTAL CONSUMER DISCRETIONARY		508,062
CONSUMER STAPLES - 8.7%
Beverages - 0.8%
The Coca-Cola Co.	434,359	22,326
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	61,100	3,559
Walgreen Co.	995,448	31,894
Whole Foods Market, Inc. (a)	688,900	27,852
		63,305
Food Products - 0.8%
Diamond Foods, Inc.	363,372	15,062
Mead Johnson Nutrition Co. Class A	188,500	9,297
		24,359
Household Products - 4.1%
Colgate-Palmolive Co.	463,900	36,226
Procter & Gamble Co.	1,356,537	82,871
		119,097
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	197,471	11,507
Herbalife Ltd.	316,801	14,304
		25,811
TOTAL CONSUMER STAPLES		254,898
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 2.4%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	405,666	$ 22,778
Oil, Gas & Consumable Fuels - 1.6%
Denbury Resources, Inc. (a)	1,446,023	23,787
Range Resources Corp.	106,177	4,773
Southwestern Energy Co. (a)	403,605	15,180
Whiting Petroleum Corp. (a)	56,900	4,763
		48,503
TOTAL ENERGY		71,281
FINANCIALS - 5.3%
Capital Markets - 1.2%
BlackRock, Inc. Class A	71,000	11,919
BlueBay Asset Management	109,085	510
Charles Schwab Corp.	1,058,601	17,298
Goldman Sachs Group, Inc.	21,000	3,029
JMP Group, Inc.	114,000	800
T. Rowe Price Group, Inc.	28,600	1,416
		34,972
Commercial Banks - 2.2%
M&T Bank Corp. (c)	127,015	10,065
PNC Financial Services Group, Inc.	341,081	21,403
Wells Fargo & Co.	1,114,350	31,971
		63,439
Consumer Finance - 1.2%
American Express Co.	877,800	34,998
Diversified Financial Services - 0.5%
CME Group, Inc.	43,449	13,758
Gimv NV	17,200	791
MSCI, Inc. Class A (a)	48,016	1,424
		15,973
Insurance - 0.1%
AFLAC, Inc.	68,800	3,048
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	181,000	2,865
TOTAL FINANCIALS		155,295
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.5%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	158,468	$ 7,928
Celgene Corp. (a)	83,225	4,391
Clinical Data, Inc. (a)	405,694	6,682
Gilead Sciences, Inc. (a)	135,572	4,870
Human Genome Sciences, Inc. (a)	341,484	8,455
Incyte Corp. (a)(c)	630,863	8,132
United Therapeutics Corp. (a)	694,538	35,574
		76,032
Health Care Equipment & Supplies - 2.2%
AGA Medical Holdings, Inc.	344,500	4,844
C. R. Bard, Inc.	31,400	2,542
Conceptus, Inc. (a)	332,700	5,553
Covidien PLC	225,890	9,575
DENTSPLY International, Inc.	233,248	7,564
Edwards Lifesciences Corp. (a)	226,060	11,423
NuVasive, Inc. (a)	448,930	17,629
Sonova Holding AG Class B	43,348	4,702
		63,832
Health Care Providers & Services - 5.0%
Emergency Medical Services Corp. Class A (a)	179,200	9,600
Express Scripts, Inc. (a)	489,169	49,210
Henry Schein, Inc. (a)	188,588	10,638
Medco Health Solutions, Inc. (a)	1,052,634	60,684
VCA Antech, Inc. (a)	659,044	17,175
		147,307
Life Sciences Tools & Services - 2.4%
Illumina, Inc. (a)	596,075	25,059
Life Technologies Corp. (a)	438,200	21,936
QIAGEN NV (a)	521,100	10,985
Thermo Fisher Scientific, Inc. (a)	235,800	12,276
		70,256
Pharmaceuticals - 2.3%
Allergan, Inc.	151,000	9,089
Novo Nordisk AS Series B	441,017	34,098
Teva Pharmaceutical Industries Ltd. sponsored ADR	430,835	23,618
		66,805
TOTAL HEALTH CARE		424,232
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.6%
Aerospace & Defense - 5.2%
Esterline Technologies Corp. (a)	237,712	$ 12,756
Goodrich Corp.	290,200	20,140
Honeywell International, Inc.	641,854	27,452
Precision Castparts Corp.	185,800	21,683
TransDigm Group, Inc.	56,502	2,981
United Technologies Corp.	1,008,800	67,973
		152,985
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	279,100	16,219
Airlines - 0.4%
Southwest Airlines Co.	986,302	12,270
Building Products - 0.3%
Lennox International, Inc.	177,700	7,952
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	278,000	8,095
Steelcase, Inc. Class A	335,680	2,813
Waste Connections, Inc. (a)	124,000	4,366
		15,274
Construction & Engineering - 0.1%
Fluor Corp.	63,400	2,975
Electrical Equipment - 1.1%
Acuity Brands, Inc.	182,834	7,520
AMETEK, Inc.	350,900	14,247
Cooper Industries PLC Class A	72,800	3,419
Crompton Greaves Ltd.	1,057,325	5,483
		30,669
Industrial Conglomerates - 0.3%
3M Co.	125,900	9,985
Machinery - 2.2%
Cummins, Inc.	298,966	20,324
Danaher Corp.	208,016	16,512
Gardner Denver, Inc.	126,366	5,755
Ingersoll-Rand Co. Ltd.	184,830	6,896
PACCAR, Inc.	215,100	8,819
Weg SA	627,200	5,826
		64,132
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	85,064	1,637
CoStar Group, Inc. (a)(c)	37,735	1,538
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	53,800	$ 1,627
Robert Half International, Inc.	437,700	11,069
		15,871
Road & Rail - 0.4%
Union Pacific Corp.	172,800	12,343
TOTAL INDUSTRIALS		340,675
INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 12.1%
Cisco Systems, Inc. (a)	6,359,915	147,296
DG FastChannel, Inc. (a)	92,555	3,931
Juniper Networks, Inc. (a)	2,944,913	78,394
Polycom, Inc. (a)	453,094	13,606
QUALCOMM, Inc.	2,628,118	93,456
Riverbed Technology, Inc. (a)	671,387	17,946
		354,629
Computers & Peripherals - 6.9%
Apple, Inc. (a)	624,529	160,608
EMC Corp. (a)	179,475	3,342
HTC Corp.	938,000	12,755
NetApp, Inc. (a)	677,044	25,511
		202,216
Electronic Equipment & Components - 3.2%
Agilent Technologies, Inc. (a)	2,235,482	72,340
Corning, Inc.	981,831	17,113
IPG Photonics Corp. (a)	134,047	2,255
Keyence Corp.	13,300	2,984
		94,692
Internet Software & Services - 5.6%
Baidu.com, Inc. sponsored ADR (a)	312,600	22,885
Constant Contact, Inc. (a)	108,677	2,332
eBay, Inc. (a)	192,806	4,128
Google, Inc. Class A (a)	148,964	72,274
NetEase.com, Inc. sponsored ADR (a)	194,117	5,893
Tencent Holdings Ltd.	277,400	5,351
The Knot, Inc. (a)	316,945	2,371
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	798,214	$ 22,278
WebMD Health Corp. (a)(c)	556,033	25,316
		162,828
IT Services - 2.5%
Accenture PLC Class A	164,550	6,174
Cognizant Technology Solutions Corp. Class A (a)	450,400	22,538
Euronet Worldwide, Inc. (a)	84,775	1,115
MasterCard, Inc. Class A	74,448	15,021
The Western Union Co.	71,243	1,137
Visa, Inc. Class A	383,663	27,800
		73,785
Semiconductors & Semiconductor Equipment - 2.5%
Applied Micro Circuits Corp. (a)	440,566	4,857
Avago Technologies Ltd.	801,789	16,557
Broadcom Corp. Class A	260,313	8,986
Marvell Technology Group Ltd. (a)	764,231	14,505
Monolithic Power Systems, Inc. (a)	1,022,265	19,617
PMC-Sierra, Inc. (a)	204,000	1,652
Power Integrations, Inc.	42,900	1,458
Rubicon Technology, Inc. (a)(c)	167,714	4,558
		72,190
Software - 3.3%
Advent Software, Inc. (a)(c)	8,403	363
Citrix Systems, Inc. (a)	537,448	23,438
Informatica Corp. (a)	132,500	3,419
Nice Systems Ltd. sponsored ADR (a)	68,026	2,029
Oracle Corp.	617,041	13,927
Red Hat, Inc. (a)	176,200	5,164
Salesforce.com, Inc. (a)	121,392	10,504
Shanda Games Ltd. sponsored ADR	340,200	1,864
Solera Holdings, Inc.	237,213	8,227
Sourcefire, Inc. (a)	183,857	3,795
Taleo Corp. Class A (a)	115,770	2,900
VanceInfo Technologies, Inc. ADR (a)	253,824	5,490
VMware, Inc. Class A (a)	243,585	16,128
		97,248
TOTAL INFORMATION TECHNOLOGY		1,057,588
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.8%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	397,000	$ 27,417
Ecolab, Inc.	128,800	6,083
The Mosaic Co.	264,200	12,198
		45,698
Metals & Mining - 1.3%
Compass Minerals International, Inc.	202,152	15,335
Consolidated Thompson Iron Mines Ltd. (a)	2,852,100	22,658
		37,993
TOTAL MATERIALS		83,691
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Syniverse Holdings, Inc. (a)	447,855	8,863
Vivo Participacoes SA sponsored ADR	414,500	11,324
		20,187
TOTAL COMMON STOCKS (Cost $2,761,344)		2,915,909
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.23% (e)	16,914,871	16,915
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	53,267,169	53,267
TOTAL MONEY MARKET FUNDS (Cost $70,182)		70,182
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,831,526)		2,986,091
NET OTHER ASSETS - (1.8)%		(53,172)
NET ASSETS - 100%		$ 2,932,919
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,539,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32
Fidelity Securities Lending Cash Central Fund	370
Total	$ 402
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
China	1.4%
Canada	1.4%
Denmark	1.2%
Others (Individually Less Than 1%)	6.6%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $2,297,460,000 of which $750,435,000, $688,479,000 and $858,546,000 will expire on November 30, 2010, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,652) - See accompanying schedule: Unaffiliated issuers (cost $2,761,344)	$ 2,915,909
Fidelity Central Funds (cost $70,182)	70,182
Total Investments (cost $2,831,526)		$ 2,986,091
Receivable for investments sold		5,334
Receivable for fund shares sold		1,193
Dividends receivable		2,924
Distributions receivable from Fidelity Central Funds		110
Prepaid expenses		3
Other receivables		163
Total assets		2,995,818

Liabilities
Payable for investments purchased	$ 31
Payable for fund shares redeemed	6,468
Accrued management fee	1,404
Distribution fees payable	809
Other affiliated payables	725
Other payables and accrued expenses	195
Collateral on securities loaned, at value	53,267
Total liabilities		62,899

Net Assets		$ 2,932,919
Net Assets consist of:
Paid in capital		$ 4,877,874
Accumulated net investment loss		(5,673)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,093,840)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		154,558
Net Assets		$ 2,932,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($628,138 ÷ 14,240.4 shares)	$ 44.11

Maximum offering price per share (100/94.25 of $44.11)	$ 46.80
Class T: Net Asset Value and redemption price per share ($1,173,910 ÷ 26,719.0 shares)	$ 43.94

Maximum offering price per share (100/96.50 of $43.94)	$ 45.53
Class B: Net Asset Value and offering price per share ($59,306 ÷ 1,476.7 shares)A	$ 40.16

Class C: Net Asset Value and offering price per share ($135,444 ÷ 3,320.0 shares)A	$ 40.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($936,121 ÷ 19,930.8 shares)	$ 46.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 12,312
Income from Fidelity Central Funds		402
Total income		12,714

Expenses
Management fee	$ 8,742
Transfer agent fees	3,902
Distribution fees	5,035
Accounting and security lending fees	478
Custodian fees and expenses	49
Independent trustees' compensation	9
Registration fees	59
Audit	31
Legal	11
Miscellaneous	26
Total expenses before reductions	18,342
Expense reductions	(90)	18,252
Net investment income (loss)		(5,538)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	232,341
Foreign currency transactions	(16)
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		232,329
Change in net unrealized appreciation (depreciation) on: Investment securities	(70,607)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(70,615)
Net gain (loss)		161,714
Net increase (decrease) in net assets resulting from operations		$ 156,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,538)	$ (1,997)
Net realized gain (loss)	232,329	(617,239)
Change in net unrealized appreciation (depreciation)	(70,615)	1,216,030
Net increase (decrease) in net assets resulting from operations	156,176	596,794
Distributions to shareholders from net investment income	-	(8,092)
Distributions to shareholders from net realized gain	-	(657)
Total distributions	-	(8,749)
Share transactions - net increase (decrease)	(326,927)	(551,643)
Total increase (decrease) in net assets	(170,751)	36,402

Net Assets
Beginning of period	3,103,670	3,067,268
End of period (including accumulated net investment loss of $5,673 and accumulated net investment loss of $135, respectively)	$ 2,932,919	$ 3,103,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 42.07	$ 34.36	$ 64.24	$ 51.56	$ 48.04	$ 44.21
Income from Investment Operations
Net investment income (loss) E	(.08)	(.01)	.11	(.13)	.10	(.06)
Net realized and unrealized gain (loss)	2.12	7.79	(29.99)	12.81	3.42	3.89
Total from investment operations	2.04	7.78	(29.88)	12.68	3.52	3.83
Distributions from net investment income	-	(.06)	-	-	-	-
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.07) I	-	-	-	-
Net asset value, end of period	$ 44.11	$ 42.07	$ 34.36	$ 64.24	$ 51.56	$ 48.04
Total Return B,C,D	4.85%	22.71%	(46.51)%	24.59%	7.33%	8.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.17% A	1.19%	1.16%	1.14%	1.13%	1.14%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.16%	1.14%	1.13%	1.14%
Expenses net of all reductions	1.16% A	1.18%	1.15%	1.13%	1.11%	1.10%
Net investment income (loss)	(.35)% A	(.04)%	.21%	(.22)%	.20%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 628	$ 640	$ 628	$ 1,232	$ 1,183	$ 1,386
Portfolio turnover rate G	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 41.94	$ 34.25	$ 64.15	$ 51.57	$ 48.15	$ 44.39
Income from Investment Operations
Net investment income (loss) E	(.12)	(.09)	.02	(.23)	.01	(.15)
Net realized and unrealized gain (loss)	2.12	7.78	(29.92)	12.81	3.41	3.91
Total from investment operations	2.00	7.69	(29.90)	12.58	3.42	3.76
Net asset value, end of period	$ 43.94	$ 41.94	$ 34.25	$ 64.15	$ 51.57	$ 48.15
Total Return B,C,D	4.77%	22.45%	(46.61)%	24.39%	7.10%	8.47%
Ratios to Average Net Assets F,H
Expenses before reductions	1.34% A	1.39%	1.33%	1.32%	1.31%	1.33%
Expenses net of fee waivers, if any	1.34% A	1.39%	1.33%	1.32%	1.31%	1.33%
Expenses net of all reductions	1.33% A	1.39%	1.32%	1.31%	1.29%	1.29%
Net investment income (loss)	(.52)% A	(.24)%	.04%	(.40)%	.02%	(.34)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,174	$ 1,268	$ 1,274	$ 2,786	$ 3,001	$ 3,858
Portfolio turnover rate G	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 38.45	$ 31.57	$ 59.47	$ 48.10	$ 45.19	$ 41.91
Income from Investment Operations
Net investment income (loss) E	(.23)	(.26)	(.28)	(.52)	(.28)	(.41)
Net realized and unrealized gain (loss)	1.94	7.14	(27.62)	11.89	3.19	3.69
Total from investment operations	1.71	6.88	(27.90)	11.37	2.91	3.28
Net asset value, end of period	$ 40.16	$ 38.45	$ 31.57	$ 59.47	$ 48.10	$ 45.19
Total Return B,C,D	4.45%	21.79%	(46.91)%	23.64%	6.44%	7.83%
Ratios to Average Net Assets F,H
Expenses before reductions	1.92% A	1.94%	1.91%	1.92%	1.94%	1.96%
Expenses net of fee waivers, if any	1.92% A	1.94%	1.91%	1.92%	1.94%	1.95%
Expenses net of all reductions	1.92% A	1.93%	1.90%	1.91%	1.93%	1.91%
Net investment income (loss)	(1.10)% A	(.79)%	(.54)%	(1.01)%	(.62)%	(.96)%
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 70	$ 91	$ 287	$ 457	$ 766
Portfolio turnover rate G	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 39.05	$ 32.06	$ 60.41	$ 48.85	$ 45.88	$ 42.55
Income from Investment Operations
Net investment income (loss) E	(.23)	(.26)	(.27)	(.53)	(.27)	(.41)
Net realized and unrealized gain (loss)	1.98	7.25	(28.08)	12.09	3.24	3.74
Total from investment operations	1.75	6.99	(28.35)	11.56	2.97	3.33
Net asset value, end of period	$ 40.80	$ 39.05	$ 32.06	$ 60.41	$ 48.85	$ 45.88
Total Return B,C,D	4.48%	21.80%	(46.93)%	23.66%	6.47%	7.83%
Ratios to Average Net Assets F,H
Expenses before reductions	1.91% A	1.94%	1.90%	1.90%	1.92%	1.94%
Expenses net of fee waivers, if any	1.91% A	1.94%	1.90%	1.90%	1.92%	1.94%
Expenses net of all reductions	1.91% A	1.93%	1.89%	1.89%	1.90%	1.90%
Net investment income (loss)	(1.09)% A	(.79)%	(.53)%	(.99)%	(.59)%	(.95)%
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 142	$ 141	$ 313	$ 299	$ 365
Portfolio turnover rate G	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 44.71	$ 36.61	$ 68.21	$ 54.76	$ 50.86	$ 46.63
Income from Investment Operations
Net investment income (loss) D	- H	.12	.32	.08	.28	.10
Net realized and unrealized gain (loss)	2.26	8.27	(31.92)	13.59	3.62	4.13
Total from investment operations	2.26	8.39	(31.60)	13.67	3.90	4.23
Distributions from net investment income	-	(.27)	-	(.22)	-	-
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.29) I	-	(.22)	-	-
Net asset value, end of period	$ 46.97	$ 44.71	$ 36.61	$ 68.21	$ 54.76	$ 50.86
Total Return B,C	5.05%	23.11%	(46.33)%	25.06%	7.67%	9.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.80% A	.85%	.80%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.80% A	.85%	.80%	.79%	.78%	.79%
Expenses net of all reductions	.80% A	.84%	.79%	.78%	.76%	.75%
Net investment income (loss)	.01% A	.30%	.57%	.12%	.55%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 936	$ 983	$ 934	$ 1,496	$ 1,341	$ 1,255
Portfolio turnover rate F	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 323,078
Gross unrealized depreciation	(185,855)
Net unrealized appreciation (depreciation)	$ 137,223
Tax cost	$ 2,848,868

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,139,357 and $1,468,075, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 809	$ 10
Class T	.25%	.25%	3,171	27
Class B	.75%	.25%	337	253
Class C	.75%	.25%	718	22
			$ 5,035	$ 312

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	18
Class B*	53
Class C*	2
$ 90

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,028.32
Class T	1,513.24
Class B	108.32
Class C	224.31
Institutional Class	1,029.20
	$ 3,902

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,883.37%		$ -*

* Amount represents less than $1,000.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $370.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $90 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,072
Institutional Class	-	7,020
Total	$ -	$ 8,092
From net realized gain
Class A	$ -	$ 273
Institutional Class	-	384
Total	$ -	$ 657

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	1,356	3,284	$ 61,802	$ 116,230
Reinvestment of distributions	-	34	-	1,144
Shares redeemed	(2,333)	(6,381)	(104,162)	(222,341)
Net increase (decrease)	(977)	(3,063)	$ (42,360)	$ (104,967)
Class T
Shares sold	1,847	5,073	$ 82,338	$ 177,647
Shares redeemed	(5,360)	(12,038)	(239,092)	(425,937)
Net increase (decrease)	(3,513)	(6,965)	$ (156,754)	$ (248,290)
Class B
Shares sold	69	190	$ 2,787	$ 6,151
Shares redeemed	(422)	(1,233)	(17,257)	(39,400)
Net increase (decrease)	(353)	(1,043)	$ (14,470)	$ (33,249)
Class C
Shares sold	103	344	$ 4,280	$ 11,212
Shares redeemed	(416)	(1,110)	(17,221)	(36,235)
Net increase (decrease)	(313)	(766)	$ (12,941)	$ (25,023)
Institutional Class
Shares sold	2,228	3,636	$ 104,422	$ 133,754
Reinvestment of distributions	-	189	-	6,765
Shares redeemed	(4,289)	(7,336)	(204,824)	(280,633)
Net increase (decrease)	(2,061)	(3,511)	$ (100,402)	$ (140,114)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPG-USAN-0710
1.786783.107

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
Equity Growth
Fund - Institutional Class

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.17%
Actual		$ 1,000.00	$ 1,048.50	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,019.10	$ 5.89
Class T	1.34%
Actual		$ 1,000.00	$ 1,047.70	$ 6.84
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.92%
Actual		$ 1,000.00	$ 1,044.50	$ 9.79
HypotheticalA		$ 1,000.00	$ 1,015.36	$ 9.65
Class C	1.91%
Actual		$ 1,000.00	$ 1,044.80	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,050.50	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	3.6
Cisco Systems, Inc.	5.0	4.8
QUALCOMM, Inc.	3.2	3.5
Procter & Gamble Co.	2.8	1.0
Juniper Networks, Inc.	2.7	1.4
Agilent Technologies, Inc.	2.5	2.0
Google, Inc. Class A	2.5	4.3
United Technologies Corp.	2.3	1.6
Medco Health Solutions, Inc.	2.1	2.5
Harley-Davidson, Inc.	2.0	2.3
	30.6
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.1	38.1
Consumer Discretionary	17.3	14.3
Health Care	14.5	12.9
Industrials	11.6	8.6
Consumer Staples	8.7	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Stocks 99.4%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	10.6%	** Foreign investments	13.7%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.2%
Gentex Corp.	348,900	$ 6,866
Automobiles - 2.0%
Harley-Davidson, Inc.	1,933,800	58,420
Diversified Consumer Services - 1.9%
Navitas Ltd.	2,113,404	8,463
Strayer Education, Inc. (c)	166,260	39,902
Universal Technical Institute, Inc. (a)	353,290	8,673
		57,038
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc. (a)	12,600	1,793
Denny's Corp. (a)	902,180	2,851
Home Inns & Hotels Management, Inc. sponsored ADR (a)	104,337	3,974
Marriott International, Inc. Class A	183,149	6,126
McDonald's Corp.	544,900	36,437
Starbucks Corp.	1,002,801	25,963
Starwood Hotels & Resorts Worldwide, Inc.	266,155	12,310
The Cheesecake Factory, Inc. (a)	405,725	10,346
WMS Industries, Inc. (a)	22,300	1,033
		100,833
Household Durables - 0.6%
Mohawk Industries, Inc. (a)	290,189	16,297
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	224,777	28,201
Expedia, Inc.	245,438	5,292
Priceline.com, Inc. (a)	31,781	6,075
		39,568
Media - 1.2%
DIRECTV (a)	339,400	12,792
Discovery Communications, Inc. (a)	80,098	3,016
Interpublic Group of Companies, Inc. (a)	1,325,549	11,068
McGraw-Hill Companies, Inc.	337,570	9,384
		36,260
Multiline Retail - 1.3%
Dollarama, Inc.	602,645	14,092
Dollarama, Inc. (d)	108,600	2,539
Target Corp.	398,726	21,743
		38,374
Specialty Retail - 3.6%
Lowe's Companies, Inc.	903,554	22,363
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	363,332	$ 19,039
Sherwin-Williams Co.	120,473	9,232
TJX Companies, Inc.	570,996	25,957
Urban Outfitters, Inc. (a)	440,700	15,997
Vitamin Shoppe, Inc.	492,044	12,606
		105,194
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	428,400	17,612
lululemon athletica, Inc. (a)(c)	586,089	23,948
Polo Ralph Lauren Corp. Class A	88,100	7,652
		49,212
TOTAL CONSUMER DISCRETIONARY		508,062
CONSUMER STAPLES - 8.7%
Beverages - 0.8%
The Coca-Cola Co.	434,359	22,326
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	61,100	3,559
Walgreen Co.	995,448	31,894
Whole Foods Market, Inc. (a)	688,900	27,852
		63,305
Food Products - 0.8%
Diamond Foods, Inc.	363,372	15,062
Mead Johnson Nutrition Co. Class A	188,500	9,297
		24,359
Household Products - 4.1%
Colgate-Palmolive Co.	463,900	36,226
Procter & Gamble Co.	1,356,537	82,871
		119,097
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	197,471	11,507
Herbalife Ltd.	316,801	14,304
		25,811
TOTAL CONSUMER STAPLES		254,898
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 2.4%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	405,666	$ 22,778
Oil, Gas & Consumable Fuels - 1.6%
Denbury Resources, Inc. (a)	1,446,023	23,787
Range Resources Corp.	106,177	4,773
Southwestern Energy Co. (a)	403,605	15,180
Whiting Petroleum Corp. (a)	56,900	4,763
		48,503
TOTAL ENERGY		71,281
FINANCIALS - 5.3%
Capital Markets - 1.2%
BlackRock, Inc. Class A	71,000	11,919
BlueBay Asset Management	109,085	510
Charles Schwab Corp.	1,058,601	17,298
Goldman Sachs Group, Inc.	21,000	3,029
JMP Group, Inc.	114,000	800
T. Rowe Price Group, Inc.	28,600	1,416
		34,972
Commercial Banks - 2.2%
M&T Bank Corp. (c)	127,015	10,065
PNC Financial Services Group, Inc.	341,081	21,403
Wells Fargo & Co.	1,114,350	31,971
		63,439
Consumer Finance - 1.2%
American Express Co.	877,800	34,998
Diversified Financial Services - 0.5%
CME Group, Inc.	43,449	13,758
Gimv NV	17,200	791
MSCI, Inc. Class A (a)	48,016	1,424
		15,973
Insurance - 0.1%
AFLAC, Inc.	68,800	3,048
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	181,000	2,865
TOTAL FINANCIALS		155,295
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 14.5%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	158,468	$ 7,928
Celgene Corp. (a)	83,225	4,391
Clinical Data, Inc. (a)	405,694	6,682
Gilead Sciences, Inc. (a)	135,572	4,870
Human Genome Sciences, Inc. (a)	341,484	8,455
Incyte Corp. (a)(c)	630,863	8,132
United Therapeutics Corp. (a)	694,538	35,574
		76,032
Health Care Equipment & Supplies - 2.2%
AGA Medical Holdings, Inc.	344,500	4,844
C. R. Bard, Inc.	31,400	2,542
Conceptus, Inc. (a)	332,700	5,553
Covidien PLC	225,890	9,575
DENTSPLY International, Inc.	233,248	7,564
Edwards Lifesciences Corp. (a)	226,060	11,423
NuVasive, Inc. (a)	448,930	17,629
Sonova Holding AG Class B	43,348	4,702
		63,832
Health Care Providers & Services - 5.0%
Emergency Medical Services Corp. Class A (a)	179,200	9,600
Express Scripts, Inc. (a)	489,169	49,210
Henry Schein, Inc. (a)	188,588	10,638
Medco Health Solutions, Inc. (a)	1,052,634	60,684
VCA Antech, Inc. (a)	659,044	17,175
		147,307
Life Sciences Tools & Services - 2.4%
Illumina, Inc. (a)	596,075	25,059
Life Technologies Corp. (a)	438,200	21,936
QIAGEN NV (a)	521,100	10,985
Thermo Fisher Scientific, Inc. (a)	235,800	12,276
		70,256
Pharmaceuticals - 2.3%
Allergan, Inc.	151,000	9,089
Novo Nordisk AS Series B	441,017	34,098
Teva Pharmaceutical Industries Ltd. sponsored ADR	430,835	23,618
		66,805
TOTAL HEALTH CARE		424,232
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.6%
Aerospace & Defense - 5.2%
Esterline Technologies Corp. (a)	237,712	$ 12,756
Goodrich Corp.	290,200	20,140
Honeywell International, Inc.	641,854	27,452
Precision Castparts Corp.	185,800	21,683
TransDigm Group, Inc.	56,502	2,981
United Technologies Corp.	1,008,800	67,973
		152,985
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	279,100	16,219
Airlines - 0.4%
Southwest Airlines Co.	986,302	12,270
Building Products - 0.3%
Lennox International, Inc.	177,700	7,952
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	278,000	8,095
Steelcase, Inc. Class A	335,680	2,813
Waste Connections, Inc. (a)	124,000	4,366
		15,274
Construction & Engineering - 0.1%
Fluor Corp.	63,400	2,975
Electrical Equipment - 1.1%
Acuity Brands, Inc.	182,834	7,520
AMETEK, Inc.	350,900	14,247
Cooper Industries PLC Class A	72,800	3,419
Crompton Greaves Ltd.	1,057,325	5,483
		30,669
Industrial Conglomerates - 0.3%
3M Co.	125,900	9,985
Machinery - 2.2%
Cummins, Inc.	298,966	20,324
Danaher Corp.	208,016	16,512
Gardner Denver, Inc.	126,366	5,755
Ingersoll-Rand Co. Ltd.	184,830	6,896
PACCAR, Inc.	215,100	8,819
Weg SA	627,200	5,826
		64,132
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)	85,064	1,637
CoStar Group, Inc. (a)(c)	37,735	1,538
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	53,800	$ 1,627
Robert Half International, Inc.	437,700	11,069
		15,871
Road & Rail - 0.4%
Union Pacific Corp.	172,800	12,343
TOTAL INDUSTRIALS		340,675
INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 12.1%
Cisco Systems, Inc. (a)	6,359,915	147,296
DG FastChannel, Inc. (a)	92,555	3,931
Juniper Networks, Inc. (a)	2,944,913	78,394
Polycom, Inc. (a)	453,094	13,606
QUALCOMM, Inc.	2,628,118	93,456
Riverbed Technology, Inc. (a)	671,387	17,946
		354,629
Computers & Peripherals - 6.9%
Apple, Inc. (a)	624,529	160,608
EMC Corp. (a)	179,475	3,342
HTC Corp.	938,000	12,755
NetApp, Inc. (a)	677,044	25,511
		202,216
Electronic Equipment & Components - 3.2%
Agilent Technologies, Inc. (a)	2,235,482	72,340
Corning, Inc.	981,831	17,113
IPG Photonics Corp. (a)	134,047	2,255
Keyence Corp.	13,300	2,984
		94,692
Internet Software & Services - 5.6%
Baidu.com, Inc. sponsored ADR (a)	312,600	22,885
Constant Contact, Inc. (a)	108,677	2,332
eBay, Inc. (a)	192,806	4,128
Google, Inc. Class A (a)	148,964	72,274
NetEase.com, Inc. sponsored ADR (a)	194,117	5,893
Tencent Holdings Ltd.	277,400	5,351
The Knot, Inc. (a)	316,945	2,371
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	798,214	$ 22,278
WebMD Health Corp. (a)(c)	556,033	25,316
		162,828
IT Services - 2.5%
Accenture PLC Class A	164,550	6,174
Cognizant Technology Solutions Corp. Class A (a)	450,400	22,538
Euronet Worldwide, Inc. (a)	84,775	1,115
MasterCard, Inc. Class A	74,448	15,021
The Western Union Co.	71,243	1,137
Visa, Inc. Class A	383,663	27,800
		73,785
Semiconductors & Semiconductor Equipment - 2.5%
Applied Micro Circuits Corp. (a)	440,566	4,857
Avago Technologies Ltd.	801,789	16,557
Broadcom Corp. Class A	260,313	8,986
Marvell Technology Group Ltd. (a)	764,231	14,505
Monolithic Power Systems, Inc. (a)	1,022,265	19,617
PMC-Sierra, Inc. (a)	204,000	1,652
Power Integrations, Inc.	42,900	1,458
Rubicon Technology, Inc. (a)(c)	167,714	4,558
		72,190
Software - 3.3%
Advent Software, Inc. (a)(c)	8,403	363
Citrix Systems, Inc. (a)	537,448	23,438
Informatica Corp. (a)	132,500	3,419
Nice Systems Ltd. sponsored ADR (a)	68,026	2,029
Oracle Corp.	617,041	13,927
Red Hat, Inc. (a)	176,200	5,164
Salesforce.com, Inc. (a)	121,392	10,504
Shanda Games Ltd. sponsored ADR	340,200	1,864
Solera Holdings, Inc.	237,213	8,227
Sourcefire, Inc. (a)	183,857	3,795
Taleo Corp. Class A (a)	115,770	2,900
VanceInfo Technologies, Inc. ADR (a)	253,824	5,490
VMware, Inc. Class A (a)	243,585	16,128
		97,248
TOTAL INFORMATION TECHNOLOGY		1,057,588
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.8%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	397,000	$ 27,417
Ecolab, Inc.	128,800	6,083
The Mosaic Co.	264,200	12,198
		45,698
Metals & Mining - 1.3%
Compass Minerals International, Inc.	202,152	15,335
Consolidated Thompson Iron Mines Ltd. (a)	2,852,100	22,658
		37,993
TOTAL MATERIALS		83,691
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Syniverse Holdings, Inc. (a)	447,855	8,863
Vivo Participacoes SA sponsored ADR	414,500	11,324
		20,187
TOTAL COMMON STOCKS (Cost $2,761,344)		2,915,909
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.23% (e)	16,914,871	16,915
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	53,267,169	53,267
TOTAL MONEY MARKET FUNDS (Cost $70,182)		70,182
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,831,526)		2,986,091
NET OTHER ASSETS - (1.8)%		(53,172)
NET ASSETS - 100%		$ 2,932,919
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,539,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32
Fidelity Securities Lending Cash Central Fund	370
Total	$ 402
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
China	1.4%
Canada	1.4%
Denmark	1.2%
Others (Individually Less Than 1%)	6.6%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $2,297,460,000 of which $750,435,000, $688,479,000 and $858,546,000 will expire on November 30, 2010, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,652) - See accompanying schedule: Unaffiliated issuers (cost $2,761,344)	$ 2,915,909
Fidelity Central Funds (cost $70,182)	70,182
Total Investments (cost $2,831,526)		$ 2,986,091
Receivable for investments sold		5,334
Receivable for fund shares sold		1,193
Dividends receivable		2,924
Distributions receivable from Fidelity Central Funds		110
Prepaid expenses		3
Other receivables		163
Total assets		2,995,818

Liabilities
Payable for investments purchased	$ 31
Payable for fund shares redeemed	6,468
Accrued management fee	1,404
Distribution fees payable	809
Other affiliated payables	725
Other payables and accrued expenses	195
Collateral on securities loaned, at value	53,267
Total liabilities		62,899

Net Assets		$ 2,932,919
Net Assets consist of:
Paid in capital		$ 4,877,874
Accumulated net investment loss		(5,673)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,093,840)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		154,558
Net Assets		$ 2,932,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($628,138 ÷ 14,240.4 shares)	$ 44.11

Maximum offering price per share (100/94.25 of $44.11)	$ 46.80
Class T: Net Asset Value and redemption price per share ($1,173,910 ÷ 26,719.0 shares)	$ 43.94

Maximum offering price per share (100/96.50 of $43.94)	$ 45.53
Class B: Net Asset Value and offering price per share ($59,306 ÷ 1,476.7 shares)A	$ 40.16

Class C: Net Asset Value and offering price per share ($135,444 ÷ 3,320.0 shares)A	$ 40.80

Institutional Class: Net Asset Value, offering price and redemption price per share ($936,121 ÷ 19,930.8 shares)	$ 46.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 12,312
Income from Fidelity Central Funds		402
Total income		12,714

Expenses
Management fee	$ 8,742
Transfer agent fees	3,902
Distribution fees	5,035
Accounting and security lending fees	478
Custodian fees and expenses	49
Independent trustees' compensation	9
Registration fees	59
Audit	31
Legal	11
Miscellaneous	26
Total expenses before reductions	18,342
Expense reductions	(90)	18,252
Net investment income (loss)		(5,538)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	232,341
Foreign currency transactions	(16)
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		232,329
Change in net unrealized appreciation (depreciation) on: Investment securities	(70,607)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(70,615)
Net gain (loss)		161,714
Net increase (decrease) in net assets resulting from operations		$ 156,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,538)	$ (1,997)
Net realized gain (loss)	232,329	(617,239)
Change in net unrealized appreciation (depreciation)	(70,615)	1,216,030
Net increase (decrease) in net assets resulting from operations	156,176	596,794
Distributions to shareholders from net investment income	-	(8,092)
Distributions to shareholders from net realized gain	-	(657)
Total distributions	-	(8,749)
Share transactions - net increase (decrease)	(326,927)	(551,643)
Total increase (decrease) in net assets	(170,751)	36,402

Net Assets
Beginning of period	3,103,670	3,067,268
End of period (including accumulated net investment loss of $5,673 and accumulated net investment loss of $135, respectively)	$ 2,932,919	$ 3,103,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 42.07	$ 34.36	$ 64.24	$ 51.56	$ 48.04	$ 44.21
Income from Investment Operations
Net investment income (loss) E	(.08)	(.01)	.11	(.13)	.10	(.06)
Net realized and unrealized gain (loss)	2.12	7.79	(29.99)	12.81	3.42	3.89
Total from investment operations	2.04	7.78	(29.88)	12.68	3.52	3.83
Distributions from net investment income	-	(.06)	-	-	-	-
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.07) I	-	-	-	-
Net asset value, end of period	$ 44.11	$ 42.07	$ 34.36	$ 64.24	$ 51.56	$ 48.04
Total Return B,C,D	4.85%	22.71%	(46.51)%	24.59%	7.33%	8.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.17% A	1.19%	1.16%	1.14%	1.13%	1.14%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.16%	1.14%	1.13%	1.14%
Expenses net of all reductions	1.16% A	1.18%	1.15%	1.13%	1.11%	1.10%
Net investment income (loss)	(.35)% A	(.04)%	.21%	(.22)%	.20%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 628	$ 640	$ 628	$ 1,232	$ 1,183	$ 1,386
Portfolio turnover rate G	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 41.94	$ 34.25	$ 64.15	$ 51.57	$ 48.15	$ 44.39
Income from Investment Operations
Net investment income (loss) E	(.12)	(.09)	.02	(.23)	.01	(.15)
Net realized and unrealized gain (loss)	2.12	7.78	(29.92)	12.81	3.41	3.91
Total from investment operations	2.00	7.69	(29.90)	12.58	3.42	3.76
Net asset value, end of period	$ 43.94	$ 41.94	$ 34.25	$ 64.15	$ 51.57	$ 48.15
Total Return B,C,D	4.77%	22.45%	(46.61)%	24.39%	7.10%	8.47%
Ratios to Average Net Assets F,H
Expenses before reductions	1.34% A	1.39%	1.33%	1.32%	1.31%	1.33%
Expenses net of fee waivers, if any	1.34% A	1.39%	1.33%	1.32%	1.31%	1.33%
Expenses net of all reductions	1.33% A	1.39%	1.32%	1.31%	1.29%	1.29%
Net investment income (loss)	(.52)% A	(.24)%	.04%	(.40)%	.02%	(.34)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,174	$ 1,268	$ 1,274	$ 2,786	$ 3,001	$ 3,858
Portfolio turnover rate G	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 38.45	$ 31.57	$ 59.47	$ 48.10	$ 45.19	$ 41.91
Income from Investment Operations
Net investment income (loss) E	(.23)	(.26)	(.28)	(.52)	(.28)	(.41)
Net realized and unrealized gain (loss)	1.94	7.14	(27.62)	11.89	3.19	3.69
Total from investment operations	1.71	6.88	(27.90)	11.37	2.91	3.28
Net asset value, end of period	$ 40.16	$ 38.45	$ 31.57	$ 59.47	$ 48.10	$ 45.19
Total Return B,C,D	4.45%	21.79%	(46.91)%	23.64%	6.44%	7.83%
Ratios to Average Net Assets F,H
Expenses before reductions	1.92% A	1.94%	1.91%	1.92%	1.94%	1.96%
Expenses net of fee waivers, if any	1.92% A	1.94%	1.91%	1.92%	1.94%	1.95%
Expenses net of all reductions	1.92% A	1.93%	1.90%	1.91%	1.93%	1.91%
Net investment income (loss)	(1.10)% A	(.79)%	(.54)%	(1.01)%	(.62)%	(.96)%
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 70	$ 91	$ 287	$ 457	$ 766
Portfolio turnover rate G	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 39.05	$ 32.06	$ 60.41	$ 48.85	$ 45.88	$ 42.55
Income from Investment Operations
Net investment income (loss) E	(.23)	(.26)	(.27)	(.53)	(.27)	(.41)
Net realized and unrealized gain (loss)	1.98	7.25	(28.08)	12.09	3.24	3.74
Total from investment operations	1.75	6.99	(28.35)	11.56	2.97	3.33
Net asset value, end of period	$ 40.80	$ 39.05	$ 32.06	$ 60.41	$ 48.85	$ 45.88
Total Return B,C,D	4.48%	21.80%	(46.93)%	23.66%	6.47%	7.83%
Ratios to Average Net Assets F,H
Expenses before reductions	1.91% A	1.94%	1.90%	1.90%	1.92%	1.94%
Expenses net of fee waivers, if any	1.91% A	1.94%	1.90%	1.90%	1.92%	1.94%
Expenses net of all reductions	1.91% A	1.93%	1.89%	1.89%	1.90%	1.90%
Net investment income (loss)	(1.09)% A	(.79)%	(.53)%	(.99)%	(.59)%	(.95)%
Supplemental Data
Net assets, end of period (in millions)	$ 135	$ 142	$ 141	$ 313	$ 299	$ 365
Portfolio turnover rate G	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 44.71	$ 36.61	$ 68.21	$ 54.76	$ 50.86	$ 46.63
Income from Investment Operations
Net investment income (loss) D	- H	.12	.32	.08	.28	.10
Net realized and unrealized gain (loss)	2.26	8.27	(31.92)	13.59	3.62	4.13
Total from investment operations	2.26	8.39	(31.60)	13.67	3.90	4.23
Distributions from net investment income	-	(.27)	-	(.22)	-	-
Distributions from net realized gain	-	(.02)	-	-	-	-
Total distributions	-	(.29) I	-	(.22)	-	-
Net asset value, end of period	$ 46.97	$ 44.71	$ 36.61	$ 68.21	$ 54.76	$ 50.86
Total Return B,C	5.05%	23.11%	(46.33)%	25.06%	7.67%	9.07%
Ratios to Average Net Assets E,G
Expenses before reductions	.80% A	.85%	.80%	.79%	.78%	.79%
Expenses net of fee waivers, if any	.80% A	.85%	.80%	.79%	.78%	.79%
Expenses net of all reductions	.80% A	.84%	.79%	.78%	.76%	.75%
Net investment income (loss)	.01% A	.30%	.57%	.12%	.55%	.21%
Supplemental Data
Net assets, end of period (in millions)	$ 936	$ 983	$ 934	$ 1,496	$ 1,341	$ 1,255
Portfolio turnover rate F	75% A	135%	164%	112%	103%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 323,078
Gross unrealized depreciation	(185,855)
Net unrealized appreciation (depreciation)	$ 137,223
Tax cost	$ 2,848,868

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,139,357 and $1,468,075, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 809	$ 10
Class T	.25%	.25%	3,171	27
Class B	.75%	.25%	337	253
Class C	.75%	.25%	718	22
			$ 5,035	$ 312

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	18
Class B*	53
Class C*	2
$ 90

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,028.32
Class T	1,513.24
Class B	108.32
Class C	224.31
Institutional Class	1,029.20
	$ 3,902

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,883.37%		$ -*

* Amount represents less than $1,000.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $370.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $90 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,072
Institutional Class	-	7,020
Total	$ -	$ 8,092
From net realized gain
Class A	$ -	$ 273
Institutional Class	-	384
Total	$ -	$ 657

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	1,356	3,284	$ 61,802	$ 116,230
Reinvestment of distributions	-	34	-	1,144
Shares redeemed	(2,333)	(6,381)	(104,162)	(222,341)
Net increase (decrease)	(977)	(3,063)	$ (42,360)	$ (104,967)
Class T
Shares sold	1,847	5,073	$ 82,338	$ 177,647
Shares redeemed	(5,360)	(12,038)	(239,092)	(425,937)
Net increase (decrease)	(3,513)	(6,965)	$ (156,754)	$ (248,290)
Class B
Shares sold	69	190	$ 2,787	$ 6,151
Shares redeemed	(422)	(1,233)	(17,257)	(39,400)
Net increase (decrease)	(353)	(1,043)	$ (14,470)	$ (33,249)
Class C
Shares sold	103	344	$ 4,280	$ 11,212
Shares redeemed	(416)	(1,110)	(17,221)	(36,235)
Net increase (decrease)	(313)	(766)	$ (12,941)	$ (25,023)
Institutional Class
Shares sold	2,228	3,636	$ 104,422	$ 133,754
Reinvestment of distributions	-	189	-	6,765
Shares redeemed	(4,289)	(7,336)	(204,824)	(280,633)
Net increase (decrease)	(2,061)	(3,511)	$ (100,402)	$ (140,114)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPGI-USAN-0710
1.786784.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.04%
Actual		$ 1,000.00	$ 1,003.10	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.22%
Actual		$ 1,000.00	$ 1,002.00	$ 6.09
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.82%
Actual		$ 1,000.00	$ 999.40	$ 9.07
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.79%
Actual		$ 1,000.00	$ 999.20	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,004.70	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	4.1
Bank of America Corp.	3.5	3.1
Wells Fargo & Co.	3.4	3.3
Exxon Mobil Corp.	3.3	2.8
PNC Financial Services Group, Inc.	2.5	2.1
Chevron Corp.	2.4	3.2
AT&T, Inc.	2.3	3.1
Toll Brothers, Inc.	2.1	1.8
Pfizer, Inc.	2.1	2.5
Verizon Communications, Inc.	1.7	1.7
	27.0
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	26.1
Consumer Discretionary	16.9	15.2
Energy	15.0	15.6
Industrials	10.7	10.6
Information Technology	7.0	7.4
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.0%		Stocks 98.3%
	Convertible Securities 1.7%		Convertible Securities 1.6%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	11.7%	** Foreign investments	13.2%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 1.6%
ArvinMeritor, Inc. (a)	70,400	$ 1,024
Johnson Controls, Inc.	815,862	23,277
Michelin CGDE Series B	123,433	8,276
The Goodyear Tire & Rubber Co. (a)	1,116,900	13,291
		45,868
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	92,442	4,318
Daimler AG (Germany) (a)	159,577	8,049
Fiat SpA	600,123	6,590
Harley-Davidson, Inc.	731,500	22,099
Thor Industries, Inc.	112,500	3,281
Winnebago Industries, Inc. (a)	215,300	2,612
		46,949
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	81,100	2,271
H&R Block, Inc.	918,300	14,766
		17,037
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd.	2,549,600	3,779
Household Durables - 4.8%
KB Home	178,700	2,588
Lennar Corp. Class A	354,400	6,131
Newell Rubbermaid, Inc.	1,067,700	17,788
Pulte Group, Inc. (a)	360,700	4,018
Stanley Black & Decker, Inc.	414,383	23,118
Techtronic Industries Co. Ltd.	1,214,500	1,078
Toll Brothers, Inc. (a)	2,909,600	61,305
Whirlpool Corp.	212,108	22,153
		138,179
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	453,374	5,880
Media - 3.0%
Belo Corp. Series A	605,110	4,399
Cablevision Systems Corp. - NY Group Class A	130,706	3,243
Comcast Corp. Class A	1,058,200	19,143
Informa PLC	1,173,585	6,450
Interpublic Group of Companies, Inc. (a)	559,500	4,672
The Walt Disney Co.	620,900	20,750
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	770,700	$ 23,884
Vivendi	165,418	3,589
		86,130
Multiline Retail - 1.8%
Kohl's Corp. (a)	318,200	16,149
Macy's, Inc.	601,400	13,357
Target Corp.	407,000	22,194
Tuesday Morning Corp. (a)	288,100	1,631
		53,331
Specialty Retail - 2.6%
Home Depot, Inc.	1,154,900	39,105
Lowe's Companies, Inc.	549,800	13,608
OfficeMax, Inc. (a)	253,200	4,515
RadioShack Corp.	305,900	6,253
Staples, Inc.	512,000	11,018
		74,499
Textiles, Apparel & Luxury Goods - 0.0%
Phillips-Van Heusen Corp.	32,400	1,773
TOTAL CONSUMER DISCRETIONARY		473,425
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Carlsberg AS Series B (a)	109,802	8,390
The Coca-Cola Co.	347,682	17,871
		26,261
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	311,700	10,794
Kroger Co.	556,000	11,192
Walgreen Co.	221,751	7,105
Winn-Dixie Stores, Inc. (a)	356,790	3,996
		33,087
Food Products - 0.5%
Nestle SA	333,079	15,109
Household Products - 0.7%
Procter & Gamble Co.	331,100	20,227
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	79,544	$ 2,107
Herbalife Ltd.	30,700	1,386
		3,493
Tobacco - 0.8%
Philip Morris International, Inc.	500,000	22,060
TOTAL CONSUMER STAPLES		120,237
ENERGY - 15.0%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	384,533	14,666
Halliburton Co.	381,200	9,465
Nabors Industries Ltd. (a)	300,000	5,709
Noble Corp.	468,086	13,607
Pride International, Inc. (a)	251,671	6,234
Schlumberger Ltd.	288,400	16,194
		65,875
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	260,740	13,645
Apache Corp.	116,000	10,387
BP PLC sponsored ADR	50,200	2,156
Chevron Corp.	938,930	69,359
Cloud Peak Energy, Inc.	112,000	1,653
ConocoPhillips	650,400	33,730
CONSOL Energy, Inc.	301,600	11,002
Devon Energy Corp.	121,900	7,783
EOG Resources, Inc.	181,300	19,007
Exxon Mobil Corp.	1,585,045	95,832
Marathon Oil Corp.	416,719	12,956
Occidental Petroleum Corp.	297,134	24,517
Royal Dutch Shell PLC:
Class A sponsored ADR	828,500	43,413
Class B ADR (a)	140,200	7,100
Southwestern Energy Co. (a)	398,300	14,980
Ultra Petroleum Corp. (a)	50,300	2,315
		369,835
TOTAL ENERGY		435,710
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.8%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	776,210	$ 21,113
Bank Sarasin & Co. Ltd. Series B (Reg.)	60,754	2,214
Credit Suisse Group sponsored ADR (d)	60,900	2,356
Goldman Sachs Group, Inc.	222,100	32,040
Morgan Stanley	1,512,301	40,998
Nomura Holdings, Inc.	300,600	1,867
State Street Corp.	459,831	17,552
T. Rowe Price Group, Inc.	118,850	5,885
UBS AG (a)	411,370	5,530
UBS AG (NY Shares) (a)	664,400	8,856
		138,411
Commercial Banks - 9.0%
Associated Banc-Corp.	965,026	12,960
Barclays PLC	1,214,325	5,387
BB&T Corp.	142,900	4,321
Comerica, Inc.	257,300	9,803
Huntington Bancshares, Inc.	995,000	6,129
KeyCorp	1,783,800	14,306
Marshall & Ilsley Corp.	265,500	2,164
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,993,100	9,647
PNC Financial Services Group, Inc.	1,138,189	71,421
Standard Chartered PLC (United Kingdom)	213,402	5,079
Sumitomo Mitsui Financial Group, Inc.	67,300	1,997
U.S. Bancorp, Delaware	780,900	18,710
Wells Fargo & Co.	3,469,992	99,554
		261,478
Consumer Finance - 1.7%
American Express Co.	336,420	13,413
Capital One Financial Corp.	357,116	14,749
Discover Financial Services	997,500	13,416
SLM Corp. (a)	578,000	6,422
		48,000
Diversified Financial Services - 8.5%
Bank of America Corp.	6,416,416	100,994
Citigroup, Inc. (a)	5,933,778	23,498
CME Group, Inc.	10,300	3,261
JPMorgan Chase & Co.	2,703,847	107,011
Moody's Corp. (d)	612,899	12,564
		247,328
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.6%
ACE Ltd.	21,936	$ 1,078
Allstate Corp.	118,400	3,627
Berkshire Hathaway, Inc. Class B (a)	65,800	4,642
Hartford Financial Services Group, Inc.	220,100	5,518
Montpelier Re Holdings Ltd.	664,300	10,370
The First American Corp.	169,575	5,771
The Travelers Companies, Inc.	212,103	10,493
Unum Group	163,659	3,781
XL Capital Ltd. Class A	30,400	535
		45,815
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc.	60,721	4,656
HCP, Inc.	472,000	15,038
Segro PLC	731,100	3,041
Simon Property Group, Inc.	10,257	872
		23,607
Real Estate Management & Development - 0.4%
Allgreen Properties Ltd.	1,727,000	1,246
CB Richard Ellis Group, Inc. Class A (a)	615,400	9,742
Unite Group PLC (a)	379,028	1,058
		12,046
TOTAL FINANCIALS		776,685
HEALTH CARE - 6.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	285,200	14,768
Biogen Idec, Inc. (a)	135,230	6,414
Cephalon, Inc. (a)	71,400	4,203
Genta, Inc. (a)	115	0
Gilead Sciences, Inc. (a)	20,200	726
		26,111
Health Care Equipment & Supplies - 0.6%
C. R. Bard, Inc.	80,395	6,510
CareFusion Corp. (a)	436,000	11,083
Stryker Corp.	20,200	1,071
		18,664
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	398,100	11,573
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 4.8%
Johnson & Johnson	267,330	$ 15,585
Merck & Co., Inc.	1,367,591	46,074
Pfizer, Inc.	3,948,429	60,135
Sanofi-Aventis (d)	260,693	15,860
		137,654
TOTAL HEALTH CARE		194,002
INDUSTRIALS - 10.7%
Aerospace & Defense - 3.1%
Goodrich Corp.	50,700	3,519
Honeywell International, Inc.	587,162	25,113
Lockheed Martin Corp.	49,500	3,956
Raytheon Co.	89,900	4,712
Spirit AeroSystems Holdings, Inc. Class A (a)	443,900	8,647
The Boeing Co.	261,500	16,783
United Technologies Corp.	396,800	26,736
		89,466
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	41,005	1,537
Masco Corp.	743,600	9,927
		11,464
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.	160,600	3,636
Construction & Engineering - 0.5%
Fluor Corp.	138,400	6,494
KBR, Inc.	299,528	6,584
		13,078
Electrical Equipment - 0.2%
Schneider Electric SA	50,618	5,106
Industrial Conglomerates - 3.1%
General Electric Co.	2,425,648	39,659
Koninklijke Philips Electronics NV (NY Shares) unit	30,400	907
Rheinmetall AG	190,900	10,825
Siemens AG sponsored ADR	244,700	21,908
Textron, Inc.	449,600	9,293
Tyco International Ltd.	205,700	7,444
		90,036
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.6%
Briggs & Stratton Corp.	556,410	$ 11,479
Caterpillar, Inc.	63,500	3,858
Cummins, Inc.	231,400	15,731
Eaton Corp.	131,800	9,219
Ingersoll-Rand Co. Ltd.	372,400	13,894
Kennametal, Inc.	251,100	7,084
Navistar International Corp. (a)	132,400	7,173
SPX Corp.	60,300	3,564
Vallourec SA	21,100	3,950
		75,952
Road & Rail - 0.7%
CSX Corp.	203,100	10,612
Union Pacific Corp.	150,000	10,715
		21,327
TOTAL INDUSTRIALS		310,065
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	477,791	11,066
Comverse Technology, Inc. (a)	354,200	3,025
Motorola, Inc. (a)	911,753	6,246
		20,337
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	511,900	23,553
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	374,188	12,109
Arrow Electronics, Inc. (a)	157,862	4,306
Avnet, Inc. (a)	278,600	8,001
Tyco Electronics Ltd.	591,100	17,036
		41,452
IT Services - 0.4%
Hewitt Associates, Inc. Class A (a)	202,800	7,554
MoneyGram International, Inc. (a)	232,100	610
Visa, Inc. Class A	20,228	1,466
		9,630
Office Electronics - 0.2%
Xerox Corp.	716,600	6,672
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	70,900	$ 2,068
Applied Materials, Inc.	1,450,700	18,729
Intel Corp.	1,650,100	35,345
Micron Technology, Inc. (a)	970,200	8,819
National Semiconductor Corp.	886,200	12,451
Novellus Systems, Inc. (a)	117,800	3,042
Samsung Electronics Co. Ltd.	6,129	3,956
Teradyne, Inc. (a)	196,400	2,156
Varian Semiconductor Equipment Associates, Inc. (a)	202,100	6,283
		92,849
Software - 0.2%
Microsoft Corp.	187,691	4,842
TOTAL INFORMATION TECHNOLOGY		199,335
MATERIALS - 2.6%
Chemicals - 1.3%
Clariant AG (Reg.) (a)	630,722	7,349
Dow Chemical Co.	257,268	6,923
E.I. du Pont de Nemours & Co.	401,900	14,537
Monsanto Co.	109,100	5,550
Wacker Chemie AG (d)	25,200	3,165
		37,524
Construction Materials - 0.2%
HeidelbergCement AG	100,400	5,452
Metals & Mining - 0.9%
Alcoa, Inc.	685,800	7,983
Commercial Metals Co.	230,800	3,594
Freeport-McMoRan Copper & Gold, Inc.	100,693	7,054
Nucor Corp.	178,100	7,667
		26,298
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	161,466	6,875
TOTAL MATERIALS		76,149
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	2,739,356	66,566
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	3,969,400	$ 20,800
Verizon Communications, Inc.	1,780,300	48,994
		136,360
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	3,536,636	18,143
TOTAL TELECOMMUNICATION SERVICES		154,503
UTILITIES - 3.5%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	658,685	13,477
American Electric Power Co., Inc.	704,336	22,511
Entergy Corp.	193,100	14,496
FirstEnergy Corp.	522,753	18,406
		68,890
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	1,494,900	15,353
Constellation Energy Group, Inc.	234,200	8,286
		23,639
Multi-Utilities - 0.3%
Alliant Energy Corp.	170,937	5,494
CMS Energy Corp.	292,100	4,288
		9,782
TOTAL UTILITIES		102,311
TOTAL COMMON STOCKS (Cost $2,607,172)		2,842,422
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	5,200	5,096
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	50,900	6,090
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	167,000	$ 3,966
XL Capital Ltd. 10.75%	292,900	7,911
		11,877
TOTAL FINANCIALS		23,063
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Insurance - 0.0%
Fondiaria-Sai SpA (Risparmio Shares)	263,251	1,812
TOTAL PREFERRED STOCKS (Cost $22,518)		24,875
Convertible Bonds - 0.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 6,130	8,619
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (e)	3,790	3,494
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17 (e)	1,240	1,293
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (e)	2,050	2,373
TOTAL CONSUMER DISCRETIONARY		15,779
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 0% 4/1/63 (c)(e)	3,390	3,466
INDUSTRIALS - 0.0%
Airlines - 0.0%
AMR Corp. 6.25% 10/15/14	1,170	1,227
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	$ 3,420	$ 3,040
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 4% 5/15/14	1,650	2,687
TOTAL CONVERTIBLE BONDS (Cost $22,361)		26,199
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.23% (f)	12,061,867	12,062
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	28,225,740	28,226
TOTAL MONEY MARKET FUNDS (Cost $40,288)		40,288
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,692,339)		2,933,784
NET OTHER ASSETS - (1.1)%		(33,225)
NET ASSETS - 100%		$ 2,900,559
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,626,000 or 0.4% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	261
Total	$ 278
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 473,425	$ 473,425	$ -	$ -
Consumer Staples	120,237	120,237	-	-
Energy	435,710	435,710	-	-
Financials	801,560	792,498	9,062	-
Health Care	194,002	194,002	-	-
Industrials	310,065	310,065	-	-
Information Technology	199,335	199,335	-	-
Materials	76,149	76,149	-	-
Telecommunication Services	154,503	154,503	-	-
Utilities	102,311	102,311	-	-
Corporate Bonds	26,199	-	26,199	-
Money Market Funds	40,288	40,288	-	-
Total Investments in Securities:	$ 2,933,784	$ 2,898,523	$ 35,261	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.3%
Switzerland	2.9%
United Kingdom	2.3%
Germany	1.8%
France	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $1,218,232,000 of which $698,457,000 and $519,775,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,910) - See accompanying schedule: Unaffiliated issuers (cost $2,652,051)	$ 2,893,496
Fidelity Central Funds (cost $40,288)	40,288
Total Investments (cost $2,692,339)		$ 2,933,784
Foreign currency held at value (cost $667)		667
Receivable for investments sold		9,041
Receivable for fund shares sold		1,760
Dividends receivable		7,575
Interest receivable		124
Distributions receivable from Fidelity Central Funds		145
Prepaid expenses		3
Other receivables		117
Total assets		2,953,216

Liabilities
Payable to custodian bank	$ 288
Payable for investments purchased	14,941
Payable for fund shares redeemed	6,259
Accrued management fee	1,159
Distribution fees payable	869
Other affiliated payables	768
Other payables and accrued expenses	147
Collateral on securities loaned, at value	28,226
Total liabilities		52,657

Net Assets		$ 2,900,559
Net Assets consist of:
Paid in capital		$ 3,627,122
Undistributed net investment income		6,862
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(974,850)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		241,425
Net Assets		$ 2,900,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($765,470 ÷ 37,897 shares)	$ 20.20

Maximum offering price per share (100/94.25 of $20.20)	$ 21.43
Class T: Net Asset Value and redemption price per share ($1,162,050 ÷ 56,734 shares)	$ 20.48

Maximum offering price per share (100/96.50 of $20.48)	$ 21.22
Class B: Net Asset Value and offering price per share ($74,096 ÷ 3,654 shares) A	$ 20.28

Class C: Net Asset Value and offering price per share ($154,130 ÷ 7,600 shares) A	$ 20.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($744,813 ÷ 35,815 shares)	$ 20.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 34,913
Interest		514
Income from Fidelity Central Funds		278
Total income		35,705

Expenses
Management fee	$ 7,566
Transfer agent fees	4,227
Distribution fees	5,413
Accounting and security lending fees	494
Custodian fees and expenses	50
Independent trustees' compensation	10
Registration fees	61
Audit	30
Legal	8
Interest	1
Miscellaneous	29
Total expenses before reductions	17,889
Expense reductions	(65)	17,824
Net investment income (loss)		17,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	318,115
Foreign currency transactions	(103)
Total net realized gain (loss)		318,012
Change in net unrealized appreciation (depreciation) on: Investment securities	(305,198)
Assets and liabilities in foreign currencies	(21)
Total change in net unrealized appreciation (depreciation)		(305,219)
Net gain (loss)		12,793
Net increase (decrease) in net assets resulting from operations		$ 30,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,881	$ 54,147
Net realized gain (loss)	318,012	(268,926)
Change in net unrealized appreciation (depreciation)	(305,219)	897,824
Net increase (decrease) in net assets resulting from operations	30,674	683,045
Distributions to shareholders from net investment income	(19,206)	(60,764)
Share transactions - net increase (decrease)	(585,638)	(768,228)
Total increase (decrease) in net assets	(574,170)	(145,947)

Net Assets
Beginning of period	3,474,729	3,620,676
End of period (including undistributed net investment income of $6,862 and undistributed net investment income of $8,187, respectively)	$ 2,900,559	$ 3,474,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.26	$ 16.72	$ 30.63	$ 31.82	$ 29.49	$ 27.59
Income from Investment Operations
Net investment income (loss) E	.12	.28	.36	.32	.36	.27
Net realized and unrealized gain (loss)	(.05) I	3.58	(12.22)	1.41	3.93	2.41
Total from investment operations	.07	3.86	(11.86)	1.73	4.29	2.68
Distributions from net investment income	(.13)	(.32)	(.37)	(.35)	(.31)	(.32)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.13)	(.32)	(2.05)	(2.92)	(1.96)	(.78)
Net asset value, end of period	$ 20.20	$ 20.26	$ 16.72	$ 30.63	$ 31.82	$ 29.49
Total Return B, C, D	.31%	23.58%	(41.34)%	5.82%	15.44%	9.91%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.07%	1.01%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	1.04% A	1.07%	1.01%	.97%	.99%	1.00%
Expenses net of all reductions	1.03% A	1.07%	1.00%	.96%	.98%	.98%
Net investment income (loss)	1.13% A	1.67%	1.46%	1.02%	1.23%	.96%
Supplemental Data
Net assets, end of period (in millions)	$ 765	$ 831	$ 801	$ 1,618	$ 1,551	$ 1,176
Portfolio turnover rate G	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.54	$ 16.94	$ 31.01	$ 32.22	$ 29.83	$ 27.89
Income from Investment Operations
Net investment income (loss) E	.10	.25	.31	.25	.30	.21
Net realized and unrealized gain (loss)	(.05) I	3.63	(12.39)	1.44	3.98	2.44
Total from investment operations	.05	3.88	(12.08)	1.69	4.28	2.65
Distributions from net investment income	(.11)	(.28)	(.31)	(.33)	(.24)	(.25)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.11)	(.28)	(1.99)	(2.90)	(1.89)	(.71)
Net asset value, end of period	$ 20.48	$ 20.54	$ 16.94	$ 31.01	$ 32.22	$ 29.83
Total Return B, C, D	.20%	23.35%	(41.49)%	5.60%	15.19%	9.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.28%	1.21%	1.18%	1.20%	1.22%
Expenses net of fee waivers, if any	1.22% A	1.28%	1.21%	1.18%	1.20%	1.22%
Expenses net of all reductions	1.22% A	1.27%	1.21%	1.18%	1.19%	1.19%
Net investment income (loss)	.94% A	1.47%	1.25%	.81%	1.02%	.75%
Supplemental Data
Net assets, end of period (in millions)	$ 1,162	$ 1,264	$ 1,286	$ 2,711	$ 3,076	$ 3,000
Portfolio turnover rate G	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.33	$ 16.77	$ 30.67	$ 31.89	$ 29.54	$ 27.62
Income from Investment Operations
Net investment income (loss) E	.04	.15	.17	.06	.11	.03
Net realized and unrealized gain (loss)	(.05) I	3.59	(12.26)	1.41	3.94	2.42
Total from investment operations	(.01)	3.74	(12.09)	1.47	4.05	2.45
Distributions from net investment income	(.04)	(.18)	(.13)	(.12)	(.05)	(.07)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.04)	(.18)	(1.81)	(2.69)	(1.70)	(.53)
Net asset value, end of period	$ 20.28	$ 20.33	$ 16.77	$ 30.67	$ 31.89	$ 29.54
Total Return B, C, D	(.06)%	22.59%	(41.80)%	4.95%	14.46%	9.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.84%	1.80%	1.79%	1.83%	1.85%
Expenses net of fee waivers, if any	1.82% A	1.84%	1.80%	1.79%	1.83%	1.85%
Expenses net of all reductions	1.82% A	1.84%	1.80%	1.79%	1.82%	1.83%
Net investment income (loss)	.34% A	.90%	.66%	.20%	.39%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 74	$ 88	$ 115	$ 314	$ 420	$ 504
Portfolio turnover rate G	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.34	$ 16.78	$ 30.70	$ 31.93	$ 29.59	$ 27.68
Income from Investment Operations
Net investment income (loss) E	.04	.16	.17	.08	.13	.05
Net realized and unrealized gain (loss)	(.05) I	3.59	(12.26)	1.42	3.95	2.42
Total from investment operations	(.01)	3.75	(12.09)	1.50	4.08	2.47
Distributions from net investment income	(.05)	(.19)	(.15)	(.16)	(.09)	(.10)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.05)	(.19)	(1.83)	(2.73)	(1.74)	(.56)
Net asset value, end of period	$ 20.28	$ 20.34	$ 16.78	$ 30.70	$ 31.93	$ 29.59
Total Return B, C, D	(.08)%	22.63%	(41.79)%	5.03%	14.52%	9.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79% A	1.83%	1.77%	1.73%	1.76%	1.79%
Expenses net of fee waivers, if any	1.79% A	1.83%	1.77%	1.73%	1.76%	1.79%
Expenses net of all reductions	1.79% A	1.83%	1.77%	1.73%	1.76%	1.77%
Net investment income (loss)	.37% A	.91%	.70%	.26%	.45%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 154	$ 165	$ 170	$ 385	$ 403	$ 355
Portfolio turnover rate G	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.85	$ 17.20	$ 31.46	$ 32.64	$ 30.20	$ 28.22
Income from Investment Operations
Net investment income (loss) D	.15	.34	.44	.41	.46	.37
Net realized and unrealized gain (loss)	(.04) H	3.68	(12.57)	1.46	4.02	2.47
Total from investment operations	.11	4.02	(12.13)	1.87	4.48	2.84
Distributions from net investment income	(.16)	(.37)	(.45)	(.48)	(.39)	(.40)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.16)	(.37)	(2.13)	(3.05)	(2.04)	(.86)
Net asset value, end of period	$ 20.80	$ 20.85	$ 17.20	$ 31.46	$ 32.64	$ 30.20
Total Return B, C	.47%	23.90%	(41.18)%	6.14%	15.75%	10.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.79%	.72%	.69%	.70%	.68%
Expenses net of fee waivers, if any	.76% A	.79%	.72%	.69%	.70%	.68%
Expenses net of all reductions	.75% A	.78%	.72%	.68%	.69%	.66%
Net investment income (loss)	1.41% A	1.96%	1.75%	1.30%	1.52%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 745	$ 1,127	$ 1,249	$ 1,936	$ 1,893	$ 1,896
Portfolio turnover rate F	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010 Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 469,585
Gross unrealized depreciation	(300,185)
Net unrealized appreciation (depreciation)	$ 169,400
Tax cost	$ 2,764,384

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $465,314 and $1,053,672, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,029	$ 10
Class T	.25%	.25%	3,140	19
Class B	.75%	.25%	420	316
Class C	.75%	.25%	824	41
			$ 5,413	$ 386

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41
Class T	18
Class B*	57
Class C*	2
$ 118

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,184.29
Class T	1,416.23
Class B	135.32
Class C	242.29
Institutional Class	1,250.26
	$ 4,227

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 25,189.39%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $261.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $65 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 5,071	$ 14,404
Class T	6,358	19,391
Class B	166	1,001
Class C	370	1,701
Institutional Class	7,241	24,267
Total	$ 19,206	$ 60,764

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	3,379	7,500	$ 70,968	$ 124,679
Reinvestment of distributions	226	831	4,796	13,553
Shares redeemed	(6,711)	(15,214)	(140,602)	(254,010)
Net increase (decrease)	(3,106)	(6,883)	$ (64,838)	$ (115,778)
Class T
Shares sold	4,122	10,705	$ 87,939	$ 178,741
Reinvestment of distributions	285	1,131	6,139	18,667
Shares redeemed	(9,202)	(26,220)	(196,036)	(437,906)
Net increase (decrease)	(4,795)	(14,384)	$ (101,958)	$ (240,498)
Class B
Shares sold	244	396	$ 5,157	$ 6,600
Reinvestment of distributions	7	57	153	914
Shares redeemed	(940)	(2,962)	(19,816)	(48,389)
Net increase (decrease)	(689)	(2,509)	$ (14,506)	$ (40,875)
Class C
Shares sold	429	1,003	$ 9,076	$ 16,749
Reinvestment of distributions	15	90	326	1,466
Shares redeemed	(962)	(3,080)	(20,152)	(50,229)
Net increase (decrease)	(518)	(1,987)	$ (10,750)	$ (32,014)
Institutional Class
Shares sold	2,402	8,518	$ 51,595	$ 137,187
Reinvestment of distributions	322	1,395	6,993	23,399
Shares redeemed	(20,972)	(28,497)	(452,174)	(499,649)
Net increase (decrease)	(18,248)	(18,584)	$ (393,586)	$ (339,063)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPI-USAN-0710
1.786785.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.04%
Actual		$ 1,000.00	$ 1,003.10	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.22%
Actual		$ 1,000.00	$ 1,002.00	$ 6.09
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.82%
Actual		$ 1,000.00	$ 999.40	$ 9.07
HypotheticalA		$ 1,000.00	$ 1,015.86	$ 9.15
Class C	1.79%
Actual		$ 1,000.00	$ 999.20	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,004.70	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	4.1
Bank of America Corp.	3.5	3.1
Wells Fargo & Co.	3.4	3.3
Exxon Mobil Corp.	3.3	2.8
PNC Financial Services Group, Inc.	2.5	2.1
Chevron Corp.	2.4	3.2
AT&T, Inc.	2.3	3.1
Toll Brothers, Inc.	2.1	1.8
Pfizer, Inc.	2.1	2.5
Verizon Communications, Inc.	1.7	1.7
	27.0
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	26.1
Consumer Discretionary	16.9	15.2
Energy	15.0	15.6
Industrials	10.7	10.6
Information Technology	7.0	7.4
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.0%		Stocks 98.3%
	Convertible Securities 1.7%		Convertible Securities 1.6%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	11.7%	** Foreign investments	13.2%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 1.6%
ArvinMeritor, Inc. (a)	70,400	$ 1,024
Johnson Controls, Inc.	815,862	23,277
Michelin CGDE Series B	123,433	8,276
The Goodyear Tire & Rubber Co. (a)	1,116,900	13,291
		45,868
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	92,442	4,318
Daimler AG (Germany) (a)	159,577	8,049
Fiat SpA	600,123	6,590
Harley-Davidson, Inc.	731,500	22,099
Thor Industries, Inc.	112,500	3,281
Winnebago Industries, Inc. (a)	215,300	2,612
		46,949
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	81,100	2,271
H&R Block, Inc.	918,300	14,766
		17,037
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd.	2,549,600	3,779
Household Durables - 4.8%
KB Home	178,700	2,588
Lennar Corp. Class A	354,400	6,131
Newell Rubbermaid, Inc.	1,067,700	17,788
Pulte Group, Inc. (a)	360,700	4,018
Stanley Black & Decker, Inc.	414,383	23,118
Techtronic Industries Co. Ltd.	1,214,500	1,078
Toll Brothers, Inc. (a)	2,909,600	61,305
Whirlpool Corp.	212,108	22,153
		138,179
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	453,374	5,880
Media - 3.0%
Belo Corp. Series A	605,110	4,399
Cablevision Systems Corp. - NY Group Class A	130,706	3,243
Comcast Corp. Class A	1,058,200	19,143
Informa PLC	1,173,585	6,450
Interpublic Group of Companies, Inc. (a)	559,500	4,672
The Walt Disney Co.	620,900	20,750
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	770,700	$ 23,884
Vivendi	165,418	3,589
		86,130
Multiline Retail - 1.8%
Kohl's Corp. (a)	318,200	16,149
Macy's, Inc.	601,400	13,357
Target Corp.	407,000	22,194
Tuesday Morning Corp. (a)	288,100	1,631
		53,331
Specialty Retail - 2.6%
Home Depot, Inc.	1,154,900	39,105
Lowe's Companies, Inc.	549,800	13,608
OfficeMax, Inc. (a)	253,200	4,515
RadioShack Corp.	305,900	6,253
Staples, Inc.	512,000	11,018
		74,499
Textiles, Apparel & Luxury Goods - 0.0%
Phillips-Van Heusen Corp.	32,400	1,773
TOTAL CONSUMER DISCRETIONARY		473,425
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Carlsberg AS Series B (a)	109,802	8,390
The Coca-Cola Co.	347,682	17,871
		26,261
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	311,700	10,794
Kroger Co.	556,000	11,192
Walgreen Co.	221,751	7,105
Winn-Dixie Stores, Inc. (a)	356,790	3,996
		33,087
Food Products - 0.5%
Nestle SA	333,079	15,109
Household Products - 0.7%
Procter & Gamble Co.	331,100	20,227
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	79,544	$ 2,107
Herbalife Ltd.	30,700	1,386
		3,493
Tobacco - 0.8%
Philip Morris International, Inc.	500,000	22,060
TOTAL CONSUMER STAPLES		120,237
ENERGY - 15.0%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	384,533	14,666
Halliburton Co.	381,200	9,465
Nabors Industries Ltd. (a)	300,000	5,709
Noble Corp.	468,086	13,607
Pride International, Inc. (a)	251,671	6,234
Schlumberger Ltd.	288,400	16,194
		65,875
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	260,740	13,645
Apache Corp.	116,000	10,387
BP PLC sponsored ADR	50,200	2,156
Chevron Corp.	938,930	69,359
Cloud Peak Energy, Inc.	112,000	1,653
ConocoPhillips	650,400	33,730
CONSOL Energy, Inc.	301,600	11,002
Devon Energy Corp.	121,900	7,783
EOG Resources, Inc.	181,300	19,007
Exxon Mobil Corp.	1,585,045	95,832
Marathon Oil Corp.	416,719	12,956
Occidental Petroleum Corp.	297,134	24,517
Royal Dutch Shell PLC:
Class A sponsored ADR	828,500	43,413
Class B ADR (a)	140,200	7,100
Southwestern Energy Co. (a)	398,300	14,980
Ultra Petroleum Corp. (a)	50,300	2,315
		369,835
TOTAL ENERGY		435,710
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 26.8%
Capital Markets - 4.8%
Bank of New York Mellon Corp.	776,210	$ 21,113
Bank Sarasin & Co. Ltd. Series B (Reg.)	60,754	2,214
Credit Suisse Group sponsored ADR (d)	60,900	2,356
Goldman Sachs Group, Inc.	222,100	32,040
Morgan Stanley	1,512,301	40,998
Nomura Holdings, Inc.	300,600	1,867
State Street Corp.	459,831	17,552
T. Rowe Price Group, Inc.	118,850	5,885
UBS AG (a)	411,370	5,530
UBS AG (NY Shares) (a)	664,400	8,856
		138,411
Commercial Banks - 9.0%
Associated Banc-Corp.	965,026	12,960
Barclays PLC	1,214,325	5,387
BB&T Corp.	142,900	4,321
Comerica, Inc.	257,300	9,803
Huntington Bancshares, Inc.	995,000	6,129
KeyCorp	1,783,800	14,306
Marshall & Ilsley Corp.	265,500	2,164
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,993,100	9,647
PNC Financial Services Group, Inc.	1,138,189	71,421
Standard Chartered PLC (United Kingdom)	213,402	5,079
Sumitomo Mitsui Financial Group, Inc.	67,300	1,997
U.S. Bancorp, Delaware	780,900	18,710
Wells Fargo & Co.	3,469,992	99,554
		261,478
Consumer Finance - 1.7%
American Express Co.	336,420	13,413
Capital One Financial Corp.	357,116	14,749
Discover Financial Services	997,500	13,416
SLM Corp. (a)	578,000	6,422
		48,000
Diversified Financial Services - 8.5%
Bank of America Corp.	6,416,416	100,994
Citigroup, Inc. (a)	5,933,778	23,498
CME Group, Inc.	10,300	3,261
JPMorgan Chase & Co.	2,703,847	107,011
Moody's Corp. (d)	612,899	12,564
		247,328
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.6%
ACE Ltd.	21,936	$ 1,078
Allstate Corp.	118,400	3,627
Berkshire Hathaway, Inc. Class B (a)	65,800	4,642
Hartford Financial Services Group, Inc.	220,100	5,518
Montpelier Re Holdings Ltd.	664,300	10,370
The First American Corp.	169,575	5,771
The Travelers Companies, Inc.	212,103	10,493
Unum Group	163,659	3,781
XL Capital Ltd. Class A	30,400	535
		45,815
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc.	60,721	4,656
HCP, Inc.	472,000	15,038
Segro PLC	731,100	3,041
Simon Property Group, Inc.	10,257	872
		23,607
Real Estate Management & Development - 0.4%
Allgreen Properties Ltd.	1,727,000	1,246
CB Richard Ellis Group, Inc. Class A (a)	615,400	9,742
Unite Group PLC (a)	379,028	1,058
		12,046
TOTAL FINANCIALS		776,685
HEALTH CARE - 6.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	285,200	14,768
Biogen Idec, Inc. (a)	135,230	6,414
Cephalon, Inc. (a)	71,400	4,203
Genta, Inc. (a)	115	0
Gilead Sciences, Inc. (a)	20,200	726
		26,111
Health Care Equipment & Supplies - 0.6%
C. R. Bard, Inc.	80,395	6,510
CareFusion Corp. (a)	436,000	11,083
Stryker Corp.	20,200	1,071
		18,664
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	398,100	11,573
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 4.8%
Johnson & Johnson	267,330	$ 15,585
Merck & Co., Inc.	1,367,591	46,074
Pfizer, Inc.	3,948,429	60,135
Sanofi-Aventis (d)	260,693	15,860
		137,654
TOTAL HEALTH CARE		194,002
INDUSTRIALS - 10.7%
Aerospace & Defense - 3.1%
Goodrich Corp.	50,700	3,519
Honeywell International, Inc.	587,162	25,113
Lockheed Martin Corp.	49,500	3,956
Raytheon Co.	89,900	4,712
Spirit AeroSystems Holdings, Inc. Class A (a)	443,900	8,647
The Boeing Co.	261,500	16,783
United Technologies Corp.	396,800	26,736
		89,466
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	41,005	1,537
Masco Corp.	743,600	9,927
		11,464
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.	160,600	3,636
Construction & Engineering - 0.5%
Fluor Corp.	138,400	6,494
KBR, Inc.	299,528	6,584
		13,078
Electrical Equipment - 0.2%
Schneider Electric SA	50,618	5,106
Industrial Conglomerates - 3.1%
General Electric Co.	2,425,648	39,659
Koninklijke Philips Electronics NV (NY Shares) unit	30,400	907
Rheinmetall AG	190,900	10,825
Siemens AG sponsored ADR	244,700	21,908
Textron, Inc.	449,600	9,293
Tyco International Ltd.	205,700	7,444
		90,036
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.6%
Briggs & Stratton Corp.	556,410	$ 11,479
Caterpillar, Inc.	63,500	3,858
Cummins, Inc.	231,400	15,731
Eaton Corp.	131,800	9,219
Ingersoll-Rand Co. Ltd.	372,400	13,894
Kennametal, Inc.	251,100	7,084
Navistar International Corp. (a)	132,400	7,173
SPX Corp.	60,300	3,564
Vallourec SA	21,100	3,950
		75,952
Road & Rail - 0.7%
CSX Corp.	203,100	10,612
Union Pacific Corp.	150,000	10,715
		21,327
TOTAL INDUSTRIALS		310,065
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	477,791	11,066
Comverse Technology, Inc. (a)	354,200	3,025
Motorola, Inc. (a)	911,753	6,246
		20,337
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	511,900	23,553
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	374,188	12,109
Arrow Electronics, Inc. (a)	157,862	4,306
Avnet, Inc. (a)	278,600	8,001
Tyco Electronics Ltd.	591,100	17,036
		41,452
IT Services - 0.4%
Hewitt Associates, Inc. Class A (a)	202,800	7,554
MoneyGram International, Inc. (a)	232,100	610
Visa, Inc. Class A	20,228	1,466
		9,630
Office Electronics - 0.2%
Xerox Corp.	716,600	6,672
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	70,900	$ 2,068
Applied Materials, Inc.	1,450,700	18,729
Intel Corp.	1,650,100	35,345
Micron Technology, Inc. (a)	970,200	8,819
National Semiconductor Corp.	886,200	12,451
Novellus Systems, Inc. (a)	117,800	3,042
Samsung Electronics Co. Ltd.	6,129	3,956
Teradyne, Inc. (a)	196,400	2,156
Varian Semiconductor Equipment Associates, Inc. (a)	202,100	6,283
		92,849
Software - 0.2%
Microsoft Corp.	187,691	4,842
TOTAL INFORMATION TECHNOLOGY		199,335
MATERIALS - 2.6%
Chemicals - 1.3%
Clariant AG (Reg.) (a)	630,722	7,349
Dow Chemical Co.	257,268	6,923
E.I. du Pont de Nemours & Co.	401,900	14,537
Monsanto Co.	109,100	5,550
Wacker Chemie AG (d)	25,200	3,165
		37,524
Construction Materials - 0.2%
HeidelbergCement AG	100,400	5,452
Metals & Mining - 0.9%
Alcoa, Inc.	685,800	7,983
Commercial Metals Co.	230,800	3,594
Freeport-McMoRan Copper & Gold, Inc.	100,693	7,054
Nucor Corp.	178,100	7,667
		26,298
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	161,466	6,875
TOTAL MATERIALS		76,149
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	2,739,356	66,566
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	3,969,400	$ 20,800
Verizon Communications, Inc.	1,780,300	48,994
		136,360
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	3,536,636	18,143
TOTAL TELECOMMUNICATION SERVICES		154,503
UTILITIES - 3.5%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	658,685	13,477
American Electric Power Co., Inc.	704,336	22,511
Entergy Corp.	193,100	14,496
FirstEnergy Corp.	522,753	18,406
		68,890
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	1,494,900	15,353
Constellation Energy Group, Inc.	234,200	8,286
		23,639
Multi-Utilities - 0.3%
Alliant Energy Corp.	170,937	5,494
CMS Energy Corp.	292,100	4,288
		9,782
TOTAL UTILITIES		102,311
TOTAL COMMON STOCKS (Cost $2,607,172)		2,842,422
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	5,200	5,096
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	50,900	6,090
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	167,000	$ 3,966
XL Capital Ltd. 10.75%	292,900	7,911
		11,877
TOTAL FINANCIALS		23,063
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Insurance - 0.0%
Fondiaria-Sai SpA (Risparmio Shares)	263,251	1,812
TOTAL PREFERRED STOCKS (Cost $22,518)		24,875
Convertible Bonds - 0.9%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 6,130	8,619
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (e)	3,790	3,494
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17 (e)	1,240	1,293
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (e)	2,050	2,373
TOTAL CONSUMER DISCRETIONARY		15,779
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 0% 4/1/63 (c)(e)	3,390	3,466
INDUSTRIALS - 0.0%
Airlines - 0.0%
AMR Corp. 6.25% 10/15/14	1,170	1,227
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	$ 3,420	$ 3,040
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 4% 5/15/14	1,650	2,687
TOTAL CONVERTIBLE BONDS (Cost $22,361)		26,199
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.23% (f)	12,061,867	12,062
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	28,225,740	28,226
TOTAL MONEY MARKET FUNDS (Cost $40,288)		40,288
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,692,339)		2,933,784
NET OTHER ASSETS - (1.1)%		(33,225)
NET ASSETS - 100%		$ 2,900,559
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,626,000 or 0.4% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	261
Total	$ 278
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 473,425	$ 473,425	$ -	$ -
Consumer Staples	120,237	120,237	-	-
Energy	435,710	435,710	-	-
Financials	801,560	792,498	9,062	-
Health Care	194,002	194,002	-	-
Industrials	310,065	310,065	-	-
Information Technology	199,335	199,335	-	-
Materials	76,149	76,149	-	-
Telecommunication Services	154,503	154,503	-	-
Utilities	102,311	102,311	-	-
Corporate Bonds	26,199	-	26,199	-
Money Market Funds	40,288	40,288	-	-
Total Investments in Securities:	$ 2,933,784	$ 2,898,523	$ 35,261	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.3%
Switzerland	2.9%
United Kingdom	2.3%
Germany	1.8%
France	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $1,218,232,000 of which $698,457,000 and $519,775,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,910) - See accompanying schedule: Unaffiliated issuers (cost $2,652,051)	$ 2,893,496
Fidelity Central Funds (cost $40,288)	40,288
Total Investments (cost $2,692,339)		$ 2,933,784
Foreign currency held at value (cost $667)		667
Receivable for investments sold		9,041
Receivable for fund shares sold		1,760
Dividends receivable		7,575
Interest receivable		124
Distributions receivable from Fidelity Central Funds		145
Prepaid expenses		3
Other receivables		117
Total assets		2,953,216

Liabilities
Payable to custodian bank	$ 288
Payable for investments purchased	14,941
Payable for fund shares redeemed	6,259
Accrued management fee	1,159
Distribution fees payable	869
Other affiliated payables	768
Other payables and accrued expenses	147
Collateral on securities loaned, at value	28,226
Total liabilities		52,657

Net Assets		$ 2,900,559
Net Assets consist of:
Paid in capital		$ 3,627,122
Undistributed net investment income		6,862
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(974,850)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		241,425
Net Assets		$ 2,900,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($765,470 ÷ 37,897 shares)	$ 20.20

Maximum offering price per share (100/94.25 of $20.20)	$ 21.43
Class T: Net Asset Value and redemption price per share ($1,162,050 ÷ 56,734 shares)	$ 20.48

Maximum offering price per share (100/96.50 of $20.48)	$ 21.22
Class B: Net Asset Value and offering price per share ($74,096 ÷ 3,654 shares) A	$ 20.28

Class C: Net Asset Value and offering price per share ($154,130 ÷ 7,600 shares) A	$ 20.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($744,813 ÷ 35,815 shares)	$ 20.80

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 34,913
Interest		514
Income from Fidelity Central Funds		278
Total income		35,705

Expenses
Management fee	$ 7,566
Transfer agent fees	4,227
Distribution fees	5,413
Accounting and security lending fees	494
Custodian fees and expenses	50
Independent trustees' compensation	10
Registration fees	61
Audit	30
Legal	8
Interest	1
Miscellaneous	29
Total expenses before reductions	17,889
Expense reductions	(65)	17,824
Net investment income (loss)		17,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	318,115
Foreign currency transactions	(103)
Total net realized gain (loss)		318,012
Change in net unrealized appreciation (depreciation) on: Investment securities	(305,198)
Assets and liabilities in foreign currencies	(21)
Total change in net unrealized appreciation (depreciation)		(305,219)
Net gain (loss)		12,793
Net increase (decrease) in net assets resulting from operations		$ 30,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,881	$ 54,147
Net realized gain (loss)	318,012	(268,926)
Change in net unrealized appreciation (depreciation)	(305,219)	897,824
Net increase (decrease) in net assets resulting from operations	30,674	683,045
Distributions to shareholders from net investment income	(19,206)	(60,764)
Share transactions - net increase (decrease)	(585,638)	(768,228)
Total increase (decrease) in net assets	(574,170)	(145,947)

Net Assets
Beginning of period	3,474,729	3,620,676
End of period (including undistributed net investment income of $6,862 and undistributed net investment income of $8,187, respectively)	$ 2,900,559	$ 3,474,729

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.26	$ 16.72	$ 30.63	$ 31.82	$ 29.49	$ 27.59
Income from Investment Operations
Net investment income (loss) E	.12	.28	.36	.32	.36	.27
Net realized and unrealized gain (loss)	(.05) I	3.58	(12.22)	1.41	3.93	2.41
Total from investment operations	.07	3.86	(11.86)	1.73	4.29	2.68
Distributions from net investment income	(.13)	(.32)	(.37)	(.35)	(.31)	(.32)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.13)	(.32)	(2.05)	(2.92)	(1.96)	(.78)
Net asset value, end of period	$ 20.20	$ 20.26	$ 16.72	$ 30.63	$ 31.82	$ 29.49
Total Return B, C, D	.31%	23.58%	(41.34)%	5.82%	15.44%	9.91%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.07%	1.01%	.97%	.99%	1.00%
Expenses net of fee waivers, if any	1.04% A	1.07%	1.01%	.97%	.99%	1.00%
Expenses net of all reductions	1.03% A	1.07%	1.00%	.96%	.98%	.98%
Net investment income (loss)	1.13% A	1.67%	1.46%	1.02%	1.23%	.96%
Supplemental Data
Net assets, end of period (in millions)	$ 765	$ 831	$ 801	$ 1,618	$ 1,551	$ 1,176
Portfolio turnover rate G	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.54	$ 16.94	$ 31.01	$ 32.22	$ 29.83	$ 27.89
Income from Investment Operations
Net investment income (loss) E	.10	.25	.31	.25	.30	.21
Net realized and unrealized gain (loss)	(.05) I	3.63	(12.39)	1.44	3.98	2.44
Total from investment operations	.05	3.88	(12.08)	1.69	4.28	2.65
Distributions from net investment income	(.11)	(.28)	(.31)	(.33)	(.24)	(.25)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.11)	(.28)	(1.99)	(2.90)	(1.89)	(.71)
Net asset value, end of period	$ 20.48	$ 20.54	$ 16.94	$ 31.01	$ 32.22	$ 29.83
Total Return B, C, D	.20%	23.35%	(41.49)%	5.60%	15.19%	9.68%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.28%	1.21%	1.18%	1.20%	1.22%
Expenses net of fee waivers, if any	1.22% A	1.28%	1.21%	1.18%	1.20%	1.22%
Expenses net of all reductions	1.22% A	1.27%	1.21%	1.18%	1.19%	1.19%
Net investment income (loss)	.94% A	1.47%	1.25%	.81%	1.02%	.75%
Supplemental Data
Net assets, end of period (in millions)	$ 1,162	$ 1,264	$ 1,286	$ 2,711	$ 3,076	$ 3,000
Portfolio turnover rate G	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.33	$ 16.77	$ 30.67	$ 31.89	$ 29.54	$ 27.62
Income from Investment Operations
Net investment income (loss) E	.04	.15	.17	.06	.11	.03
Net realized and unrealized gain (loss)	(.05) I	3.59	(12.26)	1.41	3.94	2.42
Total from investment operations	(.01)	3.74	(12.09)	1.47	4.05	2.45
Distributions from net investment income	(.04)	(.18)	(.13)	(.12)	(.05)	(.07)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.04)	(.18)	(1.81)	(2.69)	(1.70)	(.53)
Net asset value, end of period	$ 20.28	$ 20.33	$ 16.77	$ 30.67	$ 31.89	$ 29.54
Total Return B, C, D	(.06)%	22.59%	(41.80)%	4.95%	14.46%	9.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.84%	1.80%	1.79%	1.83%	1.85%
Expenses net of fee waivers, if any	1.82% A	1.84%	1.80%	1.79%	1.83%	1.85%
Expenses net of all reductions	1.82% A	1.84%	1.80%	1.79%	1.82%	1.83%
Net investment income (loss)	.34% A	.90%	.66%	.20%	.39%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 74	$ 88	$ 115	$ 314	$ 420	$ 504
Portfolio turnover rate G	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.34	$ 16.78	$ 30.70	$ 31.93	$ 29.59	$ 27.68
Income from Investment Operations
Net investment income (loss) E	.04	.16	.17	.08	.13	.05
Net realized and unrealized gain (loss)	(.05) I	3.59	(12.26)	1.42	3.95	2.42
Total from investment operations	(.01)	3.75	(12.09)	1.50	4.08	2.47
Distributions from net investment income	(.05)	(.19)	(.15)	(.16)	(.09)	(.10)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.05)	(.19)	(1.83)	(2.73)	(1.74)	(.56)
Net asset value, end of period	$ 20.28	$ 20.34	$ 16.78	$ 30.70	$ 31.93	$ 29.59
Total Return B, C, D	(.08)%	22.63%	(41.79)%	5.03%	14.52%	9.07%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79% A	1.83%	1.77%	1.73%	1.76%	1.79%
Expenses net of fee waivers, if any	1.79% A	1.83%	1.77%	1.73%	1.76%	1.79%
Expenses net of all reductions	1.79% A	1.83%	1.77%	1.73%	1.76%	1.77%
Net investment income (loss)	.37% A	.91%	.70%	.26%	.45%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 154	$ 165	$ 170	$ 385	$ 403	$ 355
Portfolio turnover rate G	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.85	$ 17.20	$ 31.46	$ 32.64	$ 30.20	$ 28.22
Income from Investment Operations
Net investment income (loss) D	.15	.34	.44	.41	.46	.37
Net realized and unrealized gain (loss)	(.04) H	3.68	(12.57)	1.46	4.02	2.47
Total from investment operations	.11	4.02	(12.13)	1.87	4.48	2.84
Distributions from net investment income	(.16)	(.37)	(.45)	(.48)	(.39)	(.40)
Distributions from net realized gain	-	-	(1.68)	(2.57)	(1.65)	(.46)
Total distributions	(.16)	(.37)	(2.13)	(3.05)	(2.04)	(.86)
Net asset value, end of period	$ 20.80	$ 20.85	$ 17.20	$ 31.46	$ 32.64	$ 30.20
Total Return B, C	.47%	23.90%	(41.18)%	6.14%	15.75%	10.29%
Ratios to Average Net Assets E, G
Expenses before reductions	.76% A	.79%	.72%	.69%	.70%	.68%
Expenses net of fee waivers, if any	.76% A	.79%	.72%	.69%	.70%	.68%
Expenses net of all reductions	.75% A	.78%	.72%	.68%	.69%	.66%
Net investment income (loss)	1.41% A	1.96%	1.75%	1.30%	1.52%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$ 745	$ 1,127	$ 1,249	$ 1,936	$ 1,893	$ 1,896
Portfolio turnover rate F	29% A	76%	78%	44%	56%	45%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010 Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 469,585
Gross unrealized depreciation	(300,185)
Net unrealized appreciation (depreciation)	$ 169,400
Tax cost	$ 2,764,384

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $465,314 and $1,053,672, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,029	$ 10
Class T	.25%	.25%	3,140	19
Class B	.75%	.25%	420	316
Class C	.75%	.25%	824	41
			$ 5,413	$ 386

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41
Class T	18
Class B*	57
Class C*	2
$ 118

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,184.29
Class T	1,416.23
Class B	135.32
Class C	242.29
Institutional Class	1,250.26
	$ 4,227

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 25,189.39%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

7. Committed Line of Credit - continued

pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $261.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $65 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 5,071	$ 14,404
Class T	6,358	19,391
Class B	166	1,001
Class C	370	1,701
Institutional Class	7,241	24,267
Total	$ 19,206	$ 60,764

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	3,379	7,500	$ 70,968	$ 124,679
Reinvestment of distributions	226	831	4,796	13,553
Shares redeemed	(6,711)	(15,214)	(140,602)	(254,010)
Net increase (decrease)	(3,106)	(6,883)	$ (64,838)	$ (115,778)
Class T
Shares sold	4,122	10,705	$ 87,939	$ 178,741
Reinvestment of distributions	285	1,131	6,139	18,667
Shares redeemed	(9,202)	(26,220)	(196,036)	(437,906)
Net increase (decrease)	(4,795)	(14,384)	$ (101,958)	$ (240,498)
Class B
Shares sold	244	396	$ 5,157	$ 6,600
Reinvestment of distributions	7	57	153	914
Shares redeemed	(940)	(2,962)	(19,816)	(48,389)
Net increase (decrease)	(689)	(2,509)	$ (14,506)	$ (40,875)
Class C
Shares sold	429	1,003	$ 9,076	$ 16,749
Reinvestment of distributions	15	90	326	1,466
Shares redeemed	(962)	(3,080)	(20,152)	(50,229)
Net increase (decrease)	(518)	(1,987)	$ (10,750)	$ (32,014)
Institutional Class
Shares sold	2,402	8,518	$ 51,595	$ 137,187
Reinvestment of distributions	322	1,395	6,993	23,399
Shares redeemed	(20,972)	(28,497)	(452,174)	(499,649)
Net increase (decrease)	(18,248)	(18,584)	$ (393,586)	$ (339,063)

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPII-USAN-0710
1.786786.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,049.30	$ 6.39
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,048.10	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,046.50	$ 10.20
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,045.80	$ 10.20
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,050.90	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	3.1	2.4
JPMorgan Chase & Co.	3.0	3.6
Wells Fargo & Co.	2.7	2.4
General Electric Co.	2.1	0.0
Exxon Mobil Corp.	2.1	0.0
Pfizer, Inc.	1.8	2.9
Royal Dutch Shell PLC Class B ADR	1.7	2.1
Citigroup, Inc.	1.6	0.0
Morgan Stanley	1.5	1.9
Royal Dutch Shell PLC Class A sponsored ADR	1.5	0.6
	21.1
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	23.2
Energy	13.5	15.7
Consumer Discretionary	13.3	13.5
Industrials	12.3	10.4
Information Technology	12.2	12.9
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.6%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	9.6%	** Foreign investments	11.3%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Tenneco, Inc. (a)	7,358	$ 163,053
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	6,231	291,040
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	1,500	42,000
Regis Corp.	18,100	332,859
		374,859
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	10,100	179,578
Starwood Hotels & Resorts Worldwide, Inc.	5,900	272,875
WMS Industries, Inc. (a)	7,200	333,576
Wyndham Worldwide Corp.	9,500	224,200
		1,010,229
Household Durables - 5.5%
D.R. Horton, Inc.	25,550	311,455
KB Home	76,216	1,103,608
La-Z-Boy, Inc. (a)	4,100	48,667
Lennar Corp. Class A	35,600	615,880
M/I Homes, Inc. (a)	230	2,723
Pulte Group, Inc. (a)	94,962	1,057,877
Ryland Group, Inc.	25,700	478,020
Stanley Black & Decker, Inc.	18,725	1,044,668
		4,662,898
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	4,400	109,164
The Walt Disney Co.	26,100	872,262
Time Warner Cable, Inc.	8,400	459,732
Virgin Media, Inc.	37,753	610,088
		2,051,246
Multiline Retail - 0.7%
Target Corp.	11,400	621,642
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	6,600	341,616
Best Buy Co., Inc.	6,600	278,850
Group 1 Automotive, Inc. (a)	3,000	85,320
Gymboree Corp. (a)	6,500	289,770
OfficeMax, Inc. (a)	1,600	28,528
Staples, Inc.	8,268	177,927
		1,202,011
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.2%
Polo Ralph Lauren Corp. Class A	6,800	$ 590,648
VF Corp.	5,800	448,630
		1,039,278
TOTAL CONSUMER DISCRETIONARY		11,416,256
CONSUMER STAPLES - 3.1%
Beverages - 0.7%
Dr Pepper Snapple Group, Inc.	15,800	598,188
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	8,000	277,040
Kroger Co.	8,200	165,066
Safeway, Inc.	10,400	230,256
Wal-Mart Stores, Inc.	7,600	384,256
		1,056,618
Household Products - 0.8%
Procter & Gamble Co.	11,000	671,990
Personal Products - 0.4%
Avon Products, Inc.	9,500	251,655
USANA Health Sciences, Inc. (a)	1,500	56,175
		307,830
TOTAL CONSUMER STAPLES		2,634,626
ENERGY - 13.5%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	12,000	457,680
Ensco International Ltd. ADR	10,400	388,960
National Oilwell Varco, Inc.	14,500	552,885
Pride International, Inc. (a)	14,368	355,895
Schlumberger Ltd.	15,000	842,250
Transocean Ltd. (a)	2,400	136,248
		2,733,918
Oil, Gas & Consumable Fuels - 10.3%
Cabot Oil & Gas Corp.	20,700	718,083
Chesapeake Energy Corp.	17,600	393,184
Exxon Mobil Corp.	29,821	1,802,978
Frontier Oil Corp.	8,200	114,062
Marathon Oil Corp.	25,100	780,359
Occidental Petroleum Corp.	14,200	1,171,642
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A sponsored ADR	24,100	$ 1,262,840
Class B ADR	28,000	1,417,920
Southwestern Energy Co. (a)	18,600	699,546
Suncor Energy, Inc.	6,528	203,316
Talisman Energy, Inc.	13,700	236,320
		8,800,250
TOTAL ENERGY		11,534,168
FINANCIALS - 25.1%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	6,900	995,394
Morgan Stanley	47,500	1,287,725
		2,283,119
Commercial Banks - 6.6%
BB&T Corp.	14,300	432,432
City National Corp.	3,800	219,184
Huntington Bancshares, Inc.	40,833	251,531
PNC Financial Services Group, Inc.	9,376	588,344
Regions Financial Corp.	25,390	193,726
Southwest Bancorp, Inc., Oklahoma	5,099	78,831
SunTrust Banks, Inc.	11,400	307,230
SVB Financial Group (a)	3,600	161,496
U.S. Bancorp, Delaware	34,000	814,640
Wells Fargo & Co.	81,828	2,347,645
Wilmington Trust Corp., Delaware (c)	13,800	208,104
Wilshire Bancorp, Inc.	8,407	85,583
		5,688,746
Consumer Finance - 2.0%
American Express Co.	22,900	913,023
Capital One Financial Corp.	13,200	545,160
Discover Financial Services	18,300	246,135
		1,704,318
Diversified Financial Services - 7.7%
Bank of America Corp.	165,274	2,601,408
Citigroup, Inc. (a)	350,817	1,389,235
JPMorgan Chase & Co.	65,195	2,580,418
		6,571,061
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.2%
Assured Guaranty Ltd.	8,500	$ 142,800
Axis Capital Holdings Ltd.	14,700	446,880
Delphi Financial Group, Inc. Class A	12,003	311,718
Everest Re Group Ltd.	5,100	370,668
Lincoln National Corp.	19,822	524,490
Unum Group	18,300	422,730
XL Capital Ltd. Class A	28,400	500,124
		2,719,410
Real Estate Investment Trusts - 1.3%
CBL & Associates Properties, Inc.	32,844	469,341
Public Storage	2,600	240,994
The Macerich Co. (c)	10,935	452,272
		1,162,607
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	62,500	989,375
Jones Lang LaSalle, Inc.	5,300	395,486
		1,384,861
TOTAL FINANCIALS		21,514,122
HEALTH CARE - 8.4%
Biotechnology - 1.0%
Amgen, Inc. (a)	2,400	124,272
ARIAD Pharmaceuticals, Inc. (a)	27,200	104,448
BioMarin Pharmaceutical, Inc. (a)	5,100	99,552
Genzyme Corp. (a)	1,700	82,705
Keryx Biopharmaceuticals, Inc. (a)(c)	20,800	106,704
NPS Pharmaceuticals, Inc. (a)	7,800	51,402
SIGA Technologies, Inc. (a)(c)	6,500	45,175
United Therapeutics Corp. (a)	3,100	158,782
ZIOPHARM Oncology, Inc. (a)	17,101	86,360
		859,400
Health Care Equipment & Supplies - 1.0%
Abiomed, Inc. (a)	9,000	87,750
AGA Medical Holdings, Inc.	6,400	89,984
Cooper Companies, Inc.	4,500	165,870
Edwards Lifesciences Corp. (a)	1,000	50,530
ev3, Inc. (a)	7,700	145,684
Micrus Endovascular Corp. (a)	6,475	111,888
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	1,700	$ 90,151
Wright Medical Group, Inc. (a)	5,600	92,008
		833,865
Health Care Providers & Services - 1.8%
CIGNA Corp.	12,700	425,069
Emeritus Corp. (a)(c)	8,600	174,494
LHC Group, Inc. (a)	5,236	161,269
Medco Health Solutions, Inc. (a)	10,047	579,210
Universal Health Services, Inc. Class B	5,000	211,900
		1,551,942
Life Sciences Tools & Services - 0.6%
Covance, Inc. (a)	2,500	131,900
PAREXEL International Corp. (a)	8,600	191,823
PerkinElmer, Inc.	7,900	179,251
		502,974
Pharmaceuticals - 4.0%
Ardea Biosciences, Inc. (a)	7,100	177,713
Cadence Pharmaceuticals, Inc. (a)	9,800	77,714
Cardiome Pharma Corp. (a)	5,960	50,547
Johnson & Johnson	2,852	166,272
Merck & Co., Inc.	28,301	953,461
Optimer Pharmaceuticals, Inc. (a)	8,300	88,561
Pfizer, Inc.	103,000	1,568,690
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,800	317,956
		3,400,914
TOTAL HEALTH CARE		7,149,095
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.9%
Goodrich Corp.	4,000	277,600
Precision Castparts Corp.	2,100	245,070
United Technologies Corp.	16,300	1,098,294
		1,620,964
Airlines - 0.6%
AMR Corp. (a)	9,900	75,933
Southwest Airlines Co.	24,906	309,831
UAL Corp. (a)	5,100	102,051
		487,815
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.8%
Masco Corp.	32,184	$ 429,656
Owens Corning (a)	34,104	1,136,686
		1,566,342
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	4,700	99,170
Construction & Engineering - 0.1%
KBR, Inc.	5,600	123,088
Electrical Equipment - 0.9%
EnerSys (a)	3,900	87,750
Regal-Beloit Corp.	11,700	705,393
		793,143
Industrial Conglomerates - 2.1%
General Electric Co.	110,705	1,810,027
Machinery - 1.9%
Cummins, Inc.	9,806	666,612
Danaher Corp.	6,800	539,784
SPX Corp.	3,500	206,850
Timken Co.	7,300	210,167
		1,623,413
Marine - 0.1%
Alexander & Baldwin, Inc.	1,400	45,066
Professional Services - 0.5%
Equifax, Inc.	5,500	166,375
Manpower, Inc.	5,000	228,550
		394,925
Road & Rail - 2.3%
Con-way, Inc.	5,500	187,110
CSX Corp.	14,400	752,400
Union Pacific Corp.	14,200	1,014,306
		1,953,816
TOTAL INDUSTRIALS		10,517,769
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 2.0%
Adtran, Inc.	17,500	480,025
Cisco Systems, Inc. (a)	19,522	452,130
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	16,800	$ 447,216
QUALCOMM, Inc.	9,100	323,596
		1,702,967
Computers & Peripherals - 1.3%
Dell, Inc. (a)	30,000	399,900
Hewlett-Packard Co.	16,000	736,160
		1,136,060
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A	7,500	318,000
Arrow Electronics, Inc. (a)	18,000	491,040
Avnet, Inc. (a)	19,140	549,701
Flextronics International Ltd. (a)	31,300	205,328
Ingram Micro, Inc. Class A (a)	23,250	394,320
Itron, Inc. (a)	4,417	294,437
Tyco Electronics Ltd.	21,300	613,866
		2,866,692
IT Services - 0.2%
Hewitt Associates, Inc. Class A (a)	4,657	173,473
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding NV (NY Shares)	7,500	211,950
Avago Technologies Ltd.	9,600	198,240
Intel Corp.	38,073	815,524
KLA-Tencor Corp.	9,100	280,007
Lam Research Corp. (a)	11,800	446,748
Marvell Technology Group Ltd. (a)	5,900	111,982
Micron Technology, Inc. (a)	66,300	602,667
Omnivision Technologies, Inc. (a)	5,600	108,024
ON Semiconductor Corp. (a)	119,389	872,734
Standard Microsystems Corp. (a)	8,575	196,196
Teradyne, Inc. (a)	29,800	327,204
		4,171,276
Software - 0.5%
BMC Software, Inc. (a)	4,900	181,349
Oracle Corp.	9,242	208,592
		389,941
TOTAL INFORMATION TECHNOLOGY		10,440,409
Common Stocks - continued
	Shares	Value
MATERIALS - 4.8%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	2,100	$ 145,026
Albemarle Corp.	14,680	632,121
CF Industries Holdings, Inc.	1,100	75,449
Clariant AG (Reg.) (a)	16,250	189,340
Dow Chemical Co.	24,700	664,677
Solutia, Inc. (a)	27,400	415,110
Symrise AG	2,100	42,772
		2,164,495
Containers & Packaging - 0.5%
Ball Corp.	3,300	162,525
Owens-Illinois, Inc. (a)	9,500	288,135
		450,660
Metals & Mining - 0.7%
Carpenter Technology Corp.	5,700	221,787
Goldcorp, Inc.	3,200	139,500
Newcrest Mining Ltd.	4,582	124,340
Newmont Mining Corp.	2,400	129,168
		614,795
Paper & Forest Products - 1.1%
Weyerhaeuser Co.	20,800	885,664
TOTAL MATERIALS		4,115,614
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.5%
AboveNet, Inc. (a)	9,759	447,548
Cbeyond, Inc. (a)	19,747	308,646
China Unicom (Hong Kong) Ltd. sponsored ADR	9,300	112,809
Iliad Group SA	992	83,687
Qwest Communications International, Inc.	54,800	287,152
		1,239,842
Wireless Telecommunication Services - 1.3%
Leap Wireless International, Inc. (a)	200	3,266
SBA Communications Corp. Class A (a)	6,600	217,998
Sprint Nextel Corp. (a)	178,100	913,653
		1,134,917
TOTAL TELECOMMUNICATION SERVICES		2,374,759
Common Stocks - continued
	Shares	Value
UTILITIES - 3.1%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	11,500	$ 367,540
Entergy Corp.	7,000	525,490
FirstEnergy Corp.	9,600	338,016
		1,231,046
Independent Power Producers & Energy Traders - 1.1%
Calpine Corp. (a)	23,800	326,060
Constellation Energy Group, Inc.	18,200	643,916
		969,976
Multi-Utilities - 0.5%
Alliant Energy Corp.	13,200	424,248
TOTAL UTILITIES		2,625,270
TOTAL COMMON STOCKS (Cost $81,166,994)		84,322,088
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.23% (d)	1,156,136	1,156,136
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	342,155	342,155
TOTAL MONEY MARKET FUNDS (Cost $1,498,291)		1,498,291
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $82,665,285)		85,820,379
NET OTHER ASSETS - (0.3)%		(261,168)
NET ASSETS - 100%		$ 85,559,211
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 451
Fidelity Securities Lending Cash Central Fund	2,416
Total	$ 2,867
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $47,171,653 of which $25,616,466 and $21,555,187 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $325,228) - See accompanying schedule: Unaffiliated issuers (cost $81,166,994)	$ 84,322,088
Fidelity Central Funds (cost $1,498,291)	1,498,291
Total Investments (cost $82,665,285)		$ 85,820,379
Receivable for investments sold		496,439
Receivable for fund shares sold		83,184
Dividends receivable		181,949
Distributions receivable from Fidelity Central Funds		1,015
Prepaid expenses		78
Other receivables		1,440
Total assets		86,584,484

Liabilities
Payable for investments purchased	$ 322,328
Payable for fund shares redeemed	224,768
Accrued management fee	40,276
Distribution fees payable	34,565
Other affiliated payables	26,823
Other payables and accrued expenses	34,358
Collateral on securities loaned, at value	342,155
Total liabilities		1,025,273

Net Assets		$ 85,559,211
Net Assets consist of:
Paid in capital		$ 124,791,605
Accumulated net investment loss		(39,014)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,348,474)
Net unrealized appreciation (depreciation) on investments		3,155,094
Net Assets		$ 85,559,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,272,516 ÷ 4,073,544 shares)	$ 8.41

Maximum offering price per share (100/94.25 of $8.41)	$ 8.92
Class T: Net Asset Value and redemption price per share ($27,483,172 ÷ 3,275,656 shares)	$ 8.39

Maximum offering price per share (100/96.50 of $8.39)	$ 8.69
Class B: Net Asset Value and offering price per share ($6,510,578 ÷ 781,486 shares)A	$ 8.33

Class C: Net Asset Value and offering price per share ($10,980,937 ÷ 1,327,297 shares)A	$ 8.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,312,008 ÷ 740,860 shares)	$ 8.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 658,976
Income from Fidelity Central Funds		2,867
Total income		661,843

Expenses
Management fee Basic fee	$ 256,850
Performance adjustment	(7,747)
Transfer agent fees	148,429
Distribution fees	215,450
Accounting and security lending fees	18,134
Custodian fees and expenses	9,005
Independent trustees' compensation	250
Registration fees	52,923
Audit	31,371
Legal	199
Miscellaneous	633
Total expenses before reductions	725,497
Expense reductions	(52,795)	672,702
Net investment income (loss)		(10,859)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $423)	8,226,837
Foreign currency transactions	1,831
Total net realized gain (loss)		8,228,668
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,561,177)
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		(3,561,181)
Net gain (loss)		4,667,487
Net increase (decrease) in net assets resulting from operations		$ 4,656,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,859)	$ 548,961
Net realized gain (loss)	8,228,668	(12,104,397)
Change in net unrealized appreciation (depreciation)	(3,561,181)	27,750,305
Net increase (decrease) in net assets resulting from operations	4,656,628	16,194,869
Distributions to shareholders from net investment income	(443,584)	(1,125,914)
Share transactions - net increase (decrease)	(8,978,061)	(14,707,014)
Total increase (decrease) in net assets	(4,765,017)	361,941

Net Assets
Beginning of period	90,324,228	89,962,287
End of period (including accumulated net investment loss of $39,014 and undistributed net investment income of $415,429, respectively)	$ 85,559,211	$ 90,324,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 6.70	$ 12.21	$ 13.04	$ 12.31	$ 11.61
Income from Investment Operations
Net investment income (loss) E	.01	.06	.10	.04	.08	.09
Net realized and unrealized gain (loss)	.39	1.42	(5.05)	.98	1.53	.91
Total from investment operations	.40	1.48	(4.95)	1.02	1.61	1.00
Distributions from net investment income	(.06)	(.11)	-	(.07)	(.09)	(.08)
Distributions from net realized gain	-	-	(.56)	(1.79)	(.80)	(.22)
Total distributions	(.06)	(.11)	(.56)	(1.85) I	(.88) J	(.30)
Net asset value, end of period	$ 8.41	$ 8.07	$ 6.70	$ 12.21	$ 13.04	$ 12.31
Total Return B, C, D	4.93%	22.49%	(42.50)%	9.19%	13.96%	8.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35% A	1.33%	1.28%	1.30%	1.33%	1.36%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.25%	1.27%
Expenses net of all reductions	1.24%A	1.24%	1.25%	1.25%	1.24%	1.20%
Net investment income (loss)	.19%A	.89%	.97%	.31%	.67%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,273	$ 36,306	$ 32,365	$ 43,917	$ 28,438	$ 21,393
Portfolio turnover rate G	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share.

J Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 6.67	$ 12.14	$ 12.96	$ 12.24	$ 11.54
Income from Investment Operations
Net investment income (loss)E	-I	.04	.07	.01	.05	.06
Net realized and unrealized gain (loss)	.39	1.42	(5.02)	.99	1.52	.91
Total from investment operations	.39	1.46	(4.95)	1.00	1.57	.97
Distributions from net investment income	(.04)	(.09)	-	(.03)	(.05)	(.05)
Distributions from net realized gain	-	-	(.52)	(1.79)	(.80)	(.22)
Total distributions	(.04)	(.09)	(.52)	(1.82)J	(.85)K	(.27)
Net asset value, end of period	$ 8.39	$ 8.04	$ 6.67	$ 12.14	$ 12.96	$ 12.24
Total Return B, C, D	4.81%	22.12%	(42.62)%	8.99%	13.60%	8.57%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61%A	1.59%	1.53%	1.56%	1.59%	1.62%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%	1.50%	1.53%
Expenses net of all reductions	1.49%A	1.49%	1.50%	1.50%	1.49%	1.46%
Net investment income (loss)	(.05)%A	.64%	.72%	.06%	.42%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,483	$ 29,288	$ 33,023	$ 62,518	$ 54,067	$ 47,736
Portfolio turnover rateG	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share.

K Total distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 6.57	$ 11.96	$ 12.77	$ 12.07	$ 11.39
Income from Investment Operations
Net investment income (loss)E	(.02)	.01	.02	(.05)	(.01)	- I
Net realized and unrealized gain (loss)	.39	1.40	(4.97)	.98	1.50	.90
Total from investment operations	.37	1.41	(4.95)	.93	1.49	.90
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	-	-	(.44)	(1.74) J	(.79) K	(.22)
Total distributions	-	(.02)	(.44)	(1.74)	(.79)	(.22)
Net asset value, end of period	$ 8.33	$ 7.96	$ 6.57	$ 11.96	$ 12.77	$ 12.07
Total Return B, C, D	4.65%	21.46%	(42.96)%	8.51%	13.07%	8.03%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11%A	2.08%	2.03%	2.06%	2.08%	2.12%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.04%
Expenses net of all reductions	1.99%A	1.99%	2.00%	1.99%	1.99%	1.97%
Net investment income (loss)	(.56)%A	.14%	.22%	(.44)%	(.08)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,511	$ 7,007	$ 8,296	$ 19,277	$ 20,916	$ 21,849
Portfolio turnover rateG	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Distributions from net realized gain represents $1.743 per share.

K Distributions from net realized gain represents $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.91	$ 6.55	$ 11.93	$ 12.76	$ 12.07	$ 11.39
Income from Investment Operations
Net investment income (loss)E	(.02)	.01	.02	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	.38	1.39	(4.94)	.97	1.49	.89
Total from investment operations	.36	1.40	(4.92)	.92	1.48	.90
Distributions from net investment income	-I	(.04)	-	-	-	-
Distributions from net realized gain	-	-	(.46)	(1.75) J	(.79) K	(.22)
Total distributions	-I	(.04)	(.46)	(1.75)	(.79)	(.22)
Net asset value, end of period	$ 8.27	$ 7.91	$ 6.55	$ 11.93	$ 12.76	$ 12.07
Total Return B, C, D	4.58%	21.46%	(42.90)%	8.43%	13.02%	8.03%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11%A	2.08%	2.03%	2.06%	2.08%	2.11%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.03%
Expenses net of all reductions	1.99%A	1.99%	2.00%	1.99%	1.99%	1.96%
Net investment income (loss)	(.55)%A	.14%	.22%	(.44)%	(.08)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,981	$ 11,556	$ 11,104	$ 20,038	$ 17,690	$ 16,849
Portfolio turnover rate G	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Distributions from net realized gain represents $1.752 per share.

K Distributions from net realized gain represents $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.18	$ 6.80	$ 12.38	$ 13.18	$ 12.43	$ 11.72
Income from Investment Operations
Net investment income (loss) D	.02	.08	.12	.08	.12	.14
Net realized and unrealized gain (loss)	.40	1.43	(5.11)	1.01	1.54	.92
Total from investment operations	.42	1.51	(4.99)	1.09	1.66	1.06
Distributions from net investment income	(.08)	(.13)	-	(.10)	(.12)	(.13)
Distributions from net realized gain	-	-	(.59)	(1.79)	(.80)	(.22)
Total distributions	(.08)	(.13)	(.59)	(1.89)H	(.91)I	(.35)
Net asset value, end of period	$ 8.52	$ 8.18	$ 6.80	$ 12.38	$ 13.18	$ 12.43
Total Return B, C	5.09%	22.71%	(42.34)%	9.65%	14.28%	9.27%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10%A	1.08%	1.01%	.94%	.91%	.92%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	.94%	.91%	.92%
Expenses net of all reductions	.99%A	1.00%	1.00%	.93%	.90%	.85%
Net investment income (loss)	.44%A	1.14%	1.22%	.62%	1.02%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,312	$ 6,168	$ 5,173	$ 4,678	$ 3,820	$ 5,983
Portfolio turnover rateF	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share.

I Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,754,834
Gross unrealized depreciation	(7,270,325)
Net unrealized appreciation (depreciation)	$ 484,509

Tax cost	$ 85,335,870

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,099,827 and $54,552,127, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 45,808	$ 780
Class T	.25%	.25%	74,696	374
Class B	.75%	.25%	35,518	26,696
Class C	.75%	.25%	59,428	3,597
			$ 215,450	$ 31,447

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,279
Class T	2,254
Class B*	5,814
Class C*	135
$ 13,482

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 58,549.32
Class T	49,031.33
Class B	11,400.32
Class C	19,103.32
Institutional Class	10,346.32
	$ 148,429

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,688 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $185 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,416.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 18,695
Class T	1.50%	16,847
Class B	2.00%	3,695
Class C	2.00%	6,277
Institutional Class	1.00%	3,316
		$ 48,830

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,965 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 254,443	$ 525,854
Class T	130,440	420,367
Class B	-	19,736
Class C	2,896	62,963
Institutional Class	55,805	96,994
Total	$ 443,584	$ 1,125,914

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	534,409	1,074,766	$ 4,664,843	$ 7,258,789
Reinvestment of distributions	29,399	76,985	241,955	499,633
Shares redeemed	(989,881)	(1,479,596)	(8,592,339)	(9,952,888)
Net increase (decrease)	(426,073)	(327,845)	$ (3,685,541)	$ (2,194,466)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class T
Shares sold	308,273	771,806	$ 2,668,009	$ 5,111,324
Reinvestment of distributions	15,270	62,407	125,517	403,773
Shares redeemed	(692,500)	(2,141,465)	(6,005,802)	(14,065,839)
Net increase (decrease)	(368,957)	(1,307,252)	$ (3,212,276)	$ (8,550,742)
Class B
Shares sold	51,230	121,495	$ 443,922	$ 791,140
Reinvestment of distributions	-	2,858	-	18,437
Shares redeemed	(149,474)	(506,847)	(1,287,444)	(3,334,256)
Net increase (decrease)	(98,244)	(382,494)	$ (843,522)	$ (2,524,679)
Class C
Shares sold	84,223	275,435	$ 718,136	$ 1,833,945
Reinvestment of distributions	326	8,942	2,645	57,228
Shares redeemed	(217,931)	(519,007)	(1,834,404)	(3,362,215)
Net increase (decrease)	(133,382)	(234,630)	$ (1,113,623)	$ (1,471,042)
Institutional Class
Shares sold	106,839	346,072	$ 922,829	$ 2,243,247
Reinvestment of distributions	5,796	14,340	48,278	94,071
Shares redeemed	(126,041)	(366,971)	(1,094,206)	(2,303,403)
Net increase (decrease)	(13,406)	(6,559)	$ (123,099)	$ 33,915

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEV-USAN-0710
1.786787.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Equity Value
Fund - Institutional Class

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,049.30	$ 6.39
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,048.10	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,046.50	$ 10.20
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,045.80	$ 10.20
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,050.90	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	3.1	2.4
JPMorgan Chase & Co.	3.0	3.6
Wells Fargo & Co.	2.7	2.4
General Electric Co.	2.1	0.0
Exxon Mobil Corp.	2.1	0.0
Pfizer, Inc.	1.8	2.9
Royal Dutch Shell PLC Class B ADR	1.7	2.1
Citigroup, Inc.	1.6	0.0
Morgan Stanley	1.5	1.9
Royal Dutch Shell PLC Class A sponsored ADR	1.5	0.6
	21.1
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	23.2
Energy	13.5	15.7
Consumer Discretionary	13.3	13.5
Industrials	12.3	10.4
Information Technology	12.2	12.9
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.6%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	9.6%	** Foreign investments	11.3%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
Tenneco, Inc. (a)	7,358	$ 163,053
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	6,231	291,040
Diversified Consumer Services - 0.4%
Career Education Corp. (a)	1,500	42,000
Regis Corp.	18,100	332,859
		374,859
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	10,100	179,578
Starwood Hotels & Resorts Worldwide, Inc.	5,900	272,875
WMS Industries, Inc. (a)	7,200	333,576
Wyndham Worldwide Corp.	9,500	224,200
		1,010,229
Household Durables - 5.5%
D.R. Horton, Inc.	25,550	311,455
KB Home	76,216	1,103,608
La-Z-Boy, Inc. (a)	4,100	48,667
Lennar Corp. Class A	35,600	615,880
M/I Homes, Inc. (a)	230	2,723
Pulte Group, Inc. (a)	94,962	1,057,877
Ryland Group, Inc.	25,700	478,020
Stanley Black & Decker, Inc.	18,725	1,044,668
		4,662,898
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A	4,400	109,164
The Walt Disney Co.	26,100	872,262
Time Warner Cable, Inc.	8,400	459,732
Virgin Media, Inc.	37,753	610,088
		2,051,246
Multiline Retail - 0.7%
Target Corp.	11,400	621,642
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	6,600	341,616
Best Buy Co., Inc.	6,600	278,850
Group 1 Automotive, Inc. (a)	3,000	85,320
Gymboree Corp. (a)	6,500	289,770
OfficeMax, Inc. (a)	1,600	28,528
Staples, Inc.	8,268	177,927
		1,202,011
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.2%
Polo Ralph Lauren Corp. Class A	6,800	$ 590,648
VF Corp.	5,800	448,630
		1,039,278
TOTAL CONSUMER DISCRETIONARY		11,416,256
CONSUMER STAPLES - 3.1%
Beverages - 0.7%
Dr Pepper Snapple Group, Inc.	15,800	598,188
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	8,000	277,040
Kroger Co.	8,200	165,066
Safeway, Inc.	10,400	230,256
Wal-Mart Stores, Inc.	7,600	384,256
		1,056,618
Household Products - 0.8%
Procter & Gamble Co.	11,000	671,990
Personal Products - 0.4%
Avon Products, Inc.	9,500	251,655
USANA Health Sciences, Inc. (a)	1,500	56,175
		307,830
TOTAL CONSUMER STAPLES		2,634,626
ENERGY - 13.5%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	12,000	457,680
Ensco International Ltd. ADR	10,400	388,960
National Oilwell Varco, Inc.	14,500	552,885
Pride International, Inc. (a)	14,368	355,895
Schlumberger Ltd.	15,000	842,250
Transocean Ltd. (a)	2,400	136,248
		2,733,918
Oil, Gas & Consumable Fuels - 10.3%
Cabot Oil & Gas Corp.	20,700	718,083
Chesapeake Energy Corp.	17,600	393,184
Exxon Mobil Corp.	29,821	1,802,978
Frontier Oil Corp.	8,200	114,062
Marathon Oil Corp.	25,100	780,359
Occidental Petroleum Corp.	14,200	1,171,642
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC:
Class A sponsored ADR	24,100	$ 1,262,840
Class B ADR	28,000	1,417,920
Southwestern Energy Co. (a)	18,600	699,546
Suncor Energy, Inc.	6,528	203,316
Talisman Energy, Inc.	13,700	236,320
		8,800,250
TOTAL ENERGY		11,534,168
FINANCIALS - 25.1%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	6,900	995,394
Morgan Stanley	47,500	1,287,725
		2,283,119
Commercial Banks - 6.6%
BB&T Corp.	14,300	432,432
City National Corp.	3,800	219,184
Huntington Bancshares, Inc.	40,833	251,531
PNC Financial Services Group, Inc.	9,376	588,344
Regions Financial Corp.	25,390	193,726
Southwest Bancorp, Inc., Oklahoma	5,099	78,831
SunTrust Banks, Inc.	11,400	307,230
SVB Financial Group (a)	3,600	161,496
U.S. Bancorp, Delaware	34,000	814,640
Wells Fargo & Co.	81,828	2,347,645
Wilmington Trust Corp., Delaware (c)	13,800	208,104
Wilshire Bancorp, Inc.	8,407	85,583
		5,688,746
Consumer Finance - 2.0%
American Express Co.	22,900	913,023
Capital One Financial Corp.	13,200	545,160
Discover Financial Services	18,300	246,135
		1,704,318
Diversified Financial Services - 7.7%
Bank of America Corp.	165,274	2,601,408
Citigroup, Inc. (a)	350,817	1,389,235
JPMorgan Chase & Co.	65,195	2,580,418
		6,571,061
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.2%
Assured Guaranty Ltd.	8,500	$ 142,800
Axis Capital Holdings Ltd.	14,700	446,880
Delphi Financial Group, Inc. Class A	12,003	311,718
Everest Re Group Ltd.	5,100	370,668
Lincoln National Corp.	19,822	524,490
Unum Group	18,300	422,730
XL Capital Ltd. Class A	28,400	500,124
		2,719,410
Real Estate Investment Trusts - 1.3%
CBL & Associates Properties, Inc.	32,844	469,341
Public Storage	2,600	240,994
The Macerich Co. (c)	10,935	452,272
		1,162,607
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	62,500	989,375
Jones Lang LaSalle, Inc.	5,300	395,486
		1,384,861
TOTAL FINANCIALS		21,514,122
HEALTH CARE - 8.4%
Biotechnology - 1.0%
Amgen, Inc. (a)	2,400	124,272
ARIAD Pharmaceuticals, Inc. (a)	27,200	104,448
BioMarin Pharmaceutical, Inc. (a)	5,100	99,552
Genzyme Corp. (a)	1,700	82,705
Keryx Biopharmaceuticals, Inc. (a)(c)	20,800	106,704
NPS Pharmaceuticals, Inc. (a)	7,800	51,402
SIGA Technologies, Inc. (a)(c)	6,500	45,175
United Therapeutics Corp. (a)	3,100	158,782
ZIOPHARM Oncology, Inc. (a)	17,101	86,360
		859,400
Health Care Equipment & Supplies - 1.0%
Abiomed, Inc. (a)	9,000	87,750
AGA Medical Holdings, Inc.	6,400	89,984
Cooper Companies, Inc.	4,500	165,870
Edwards Lifesciences Corp. (a)	1,000	50,530
ev3, Inc. (a)	7,700	145,684
Micrus Endovascular Corp. (a)	6,475	111,888
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	1,700	$ 90,151
Wright Medical Group, Inc. (a)	5,600	92,008
		833,865
Health Care Providers & Services - 1.8%
CIGNA Corp.	12,700	425,069
Emeritus Corp. (a)(c)	8,600	174,494
LHC Group, Inc. (a)	5,236	161,269
Medco Health Solutions, Inc. (a)	10,047	579,210
Universal Health Services, Inc. Class B	5,000	211,900
		1,551,942
Life Sciences Tools & Services - 0.6%
Covance, Inc. (a)	2,500	131,900
PAREXEL International Corp. (a)	8,600	191,823
PerkinElmer, Inc.	7,900	179,251
		502,974
Pharmaceuticals - 4.0%
Ardea Biosciences, Inc. (a)	7,100	177,713
Cadence Pharmaceuticals, Inc. (a)	9,800	77,714
Cardiome Pharma Corp. (a)	5,960	50,547
Johnson & Johnson	2,852	166,272
Merck & Co., Inc.	28,301	953,461
Optimer Pharmaceuticals, Inc. (a)	8,300	88,561
Pfizer, Inc.	103,000	1,568,690
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,800	317,956
		3,400,914
TOTAL HEALTH CARE		7,149,095
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.9%
Goodrich Corp.	4,000	277,600
Precision Castparts Corp.	2,100	245,070
United Technologies Corp.	16,300	1,098,294
		1,620,964
Airlines - 0.6%
AMR Corp. (a)	9,900	75,933
Southwest Airlines Co.	24,906	309,831
UAL Corp. (a)	5,100	102,051
		487,815
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.8%
Masco Corp.	32,184	$ 429,656
Owens Corning (a)	34,104	1,136,686
		1,566,342
Commercial Services & Supplies - 0.1%
The Geo Group, Inc. (a)	4,700	99,170
Construction & Engineering - 0.1%
KBR, Inc.	5,600	123,088
Electrical Equipment - 0.9%
EnerSys (a)	3,900	87,750
Regal-Beloit Corp.	11,700	705,393
		793,143
Industrial Conglomerates - 2.1%
General Electric Co.	110,705	1,810,027
Machinery - 1.9%
Cummins, Inc.	9,806	666,612
Danaher Corp.	6,800	539,784
SPX Corp.	3,500	206,850
Timken Co.	7,300	210,167
		1,623,413
Marine - 0.1%
Alexander & Baldwin, Inc.	1,400	45,066
Professional Services - 0.5%
Equifax, Inc.	5,500	166,375
Manpower, Inc.	5,000	228,550
		394,925
Road & Rail - 2.3%
Con-way, Inc.	5,500	187,110
CSX Corp.	14,400	752,400
Union Pacific Corp.	14,200	1,014,306
		1,953,816
TOTAL INDUSTRIALS		10,517,769
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 2.0%
Adtran, Inc.	17,500	480,025
Cisco Systems, Inc. (a)	19,522	452,130
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	16,800	$ 447,216
QUALCOMM, Inc.	9,100	323,596
		1,702,967
Computers & Peripherals - 1.3%
Dell, Inc. (a)	30,000	399,900
Hewlett-Packard Co.	16,000	736,160
		1,136,060
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A	7,500	318,000
Arrow Electronics, Inc. (a)	18,000	491,040
Avnet, Inc. (a)	19,140	549,701
Flextronics International Ltd. (a)	31,300	205,328
Ingram Micro, Inc. Class A (a)	23,250	394,320
Itron, Inc. (a)	4,417	294,437
Tyco Electronics Ltd.	21,300	613,866
		2,866,692
IT Services - 0.2%
Hewitt Associates, Inc. Class A (a)	4,657	173,473
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding NV (NY Shares)	7,500	211,950
Avago Technologies Ltd.	9,600	198,240
Intel Corp.	38,073	815,524
KLA-Tencor Corp.	9,100	280,007
Lam Research Corp. (a)	11,800	446,748
Marvell Technology Group Ltd. (a)	5,900	111,982
Micron Technology, Inc. (a)	66,300	602,667
Omnivision Technologies, Inc. (a)	5,600	108,024
ON Semiconductor Corp. (a)	119,389	872,734
Standard Microsystems Corp. (a)	8,575	196,196
Teradyne, Inc. (a)	29,800	327,204
		4,171,276
Software - 0.5%
BMC Software, Inc. (a)	4,900	181,349
Oracle Corp.	9,242	208,592
		389,941
TOTAL INFORMATION TECHNOLOGY		10,440,409
Common Stocks - continued
	Shares	Value
MATERIALS - 4.8%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	2,100	$ 145,026
Albemarle Corp.	14,680	632,121
CF Industries Holdings, Inc.	1,100	75,449
Clariant AG (Reg.) (a)	16,250	189,340
Dow Chemical Co.	24,700	664,677
Solutia, Inc. (a)	27,400	415,110
Symrise AG	2,100	42,772
		2,164,495
Containers & Packaging - 0.5%
Ball Corp.	3,300	162,525
Owens-Illinois, Inc. (a)	9,500	288,135
		450,660
Metals & Mining - 0.7%
Carpenter Technology Corp.	5,700	221,787
Goldcorp, Inc.	3,200	139,500
Newcrest Mining Ltd.	4,582	124,340
Newmont Mining Corp.	2,400	129,168
		614,795
Paper & Forest Products - 1.1%
Weyerhaeuser Co.	20,800	885,664
TOTAL MATERIALS		4,115,614
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.5%
AboveNet, Inc. (a)	9,759	447,548
Cbeyond, Inc. (a)	19,747	308,646
China Unicom (Hong Kong) Ltd. sponsored ADR	9,300	112,809
Iliad Group SA	992	83,687
Qwest Communications International, Inc.	54,800	287,152
		1,239,842
Wireless Telecommunication Services - 1.3%
Leap Wireless International, Inc. (a)	200	3,266
SBA Communications Corp. Class A (a)	6,600	217,998
Sprint Nextel Corp. (a)	178,100	913,653
		1,134,917
TOTAL TELECOMMUNICATION SERVICES		2,374,759
Common Stocks - continued
	Shares	Value
UTILITIES - 3.1%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	11,500	$ 367,540
Entergy Corp.	7,000	525,490
FirstEnergy Corp.	9,600	338,016
		1,231,046
Independent Power Producers & Energy Traders - 1.1%
Calpine Corp. (a)	23,800	326,060
Constellation Energy Group, Inc.	18,200	643,916
		969,976
Multi-Utilities - 0.5%
Alliant Energy Corp.	13,200	424,248
TOTAL UTILITIES		2,625,270
TOTAL COMMON STOCKS (Cost $81,166,994)		84,322,088
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.23% (d)	1,156,136	1,156,136
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	342,155	342,155
TOTAL MONEY MARKET FUNDS (Cost $1,498,291)		1,498,291
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $82,665,285)		85,820,379
NET OTHER ASSETS - (0.3)%		(261,168)
NET ASSETS - 100%		$ 85,559,211
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 451
Fidelity Securities Lending Cash Central Fund	2,416
Total	$ 2,867
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $47,171,653 of which $25,616,466 and $21,555,187 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $325,228) - See accompanying schedule: Unaffiliated issuers (cost $81,166,994)	$ 84,322,088
Fidelity Central Funds (cost $1,498,291)	1,498,291
Total Investments (cost $82,665,285)		$ 85,820,379
Receivable for investments sold		496,439
Receivable for fund shares sold		83,184
Dividends receivable		181,949
Distributions receivable from Fidelity Central Funds		1,015
Prepaid expenses		78
Other receivables		1,440
Total assets		86,584,484

Liabilities
Payable for investments purchased	$ 322,328
Payable for fund shares redeemed	224,768
Accrued management fee	40,276
Distribution fees payable	34,565
Other affiliated payables	26,823
Other payables and accrued expenses	34,358
Collateral on securities loaned, at value	342,155
Total liabilities		1,025,273

Net Assets		$ 85,559,211
Net Assets consist of:
Paid in capital		$ 124,791,605
Accumulated net investment loss		(39,014)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,348,474)
Net unrealized appreciation (depreciation) on investments		3,155,094
Net Assets		$ 85,559,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,272,516 ÷ 4,073,544 shares)	$ 8.41

Maximum offering price per share (100/94.25 of $8.41)	$ 8.92
Class T: Net Asset Value and redemption price per share ($27,483,172 ÷ 3,275,656 shares)	$ 8.39

Maximum offering price per share (100/96.50 of $8.39)	$ 8.69
Class B: Net Asset Value and offering price per share ($6,510,578 ÷ 781,486 shares)A	$ 8.33

Class C: Net Asset Value and offering price per share ($10,980,937 ÷ 1,327,297 shares)A	$ 8.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,312,008 ÷ 740,860 shares)	$ 8.52

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 658,976
Income from Fidelity Central Funds		2,867
Total income		661,843

Expenses
Management fee Basic fee	$ 256,850
Performance adjustment	(7,747)
Transfer agent fees	148,429
Distribution fees	215,450
Accounting and security lending fees	18,134
Custodian fees and expenses	9,005
Independent trustees' compensation	250
Registration fees	52,923
Audit	31,371
Legal	199
Miscellaneous	633
Total expenses before reductions	725,497
Expense reductions	(52,795)	672,702
Net investment income (loss)		(10,859)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $423)	8,226,837
Foreign currency transactions	1,831
Total net realized gain (loss)		8,228,668
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,561,177)
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		(3,561,181)
Net gain (loss)		4,667,487
Net increase (decrease) in net assets resulting from operations		$ 4,656,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,859)	$ 548,961
Net realized gain (loss)	8,228,668	(12,104,397)
Change in net unrealized appreciation (depreciation)	(3,561,181)	27,750,305
Net increase (decrease) in net assets resulting from operations	4,656,628	16,194,869
Distributions to shareholders from net investment income	(443,584)	(1,125,914)
Share transactions - net increase (decrease)	(8,978,061)	(14,707,014)
Total increase (decrease) in net assets	(4,765,017)	361,941

Net Assets
Beginning of period	90,324,228	89,962,287
End of period (including accumulated net investment loss of $39,014 and undistributed net investment income of $415,429, respectively)	$ 85,559,211	$ 90,324,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 6.70	$ 12.21	$ 13.04	$ 12.31	$ 11.61
Income from Investment Operations
Net investment income (loss) E	.01	.06	.10	.04	.08	.09
Net realized and unrealized gain (loss)	.39	1.42	(5.05)	.98	1.53	.91
Total from investment operations	.40	1.48	(4.95)	1.02	1.61	1.00
Distributions from net investment income	(.06)	(.11)	-	(.07)	(.09)	(.08)
Distributions from net realized gain	-	-	(.56)	(1.79)	(.80)	(.22)
Total distributions	(.06)	(.11)	(.56)	(1.85) I	(.88) J	(.30)
Net asset value, end of period	$ 8.41	$ 8.07	$ 6.70	$ 12.21	$ 13.04	$ 12.31
Total Return B, C, D	4.93%	22.49%	(42.50)%	9.19%	13.96%	8.80%
Ratios to Average Net Assets F, H
Expenses before reductions	1.35% A	1.33%	1.28%	1.30%	1.33%	1.36%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.25%	1.27%
Expenses net of all reductions	1.24%A	1.24%	1.25%	1.25%	1.24%	1.20%
Net investment income (loss)	.19%A	.89%	.97%	.31%	.67%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,273	$ 36,306	$ 32,365	$ 43,917	$ 28,438	$ 21,393
Portfolio turnover rate G	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share.

J Total distributions of $.882 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 6.67	$ 12.14	$ 12.96	$ 12.24	$ 11.54
Income from Investment Operations
Net investment income (loss)E	-I	.04	.07	.01	.05	.06
Net realized and unrealized gain (loss)	.39	1.42	(5.02)	.99	1.52	.91
Total from investment operations	.39	1.46	(4.95)	1.00	1.57	.97
Distributions from net investment income	(.04)	(.09)	-	(.03)	(.05)	(.05)
Distributions from net realized gain	-	-	(.52)	(1.79)	(.80)	(.22)
Total distributions	(.04)	(.09)	(.52)	(1.82)J	(.85)K	(.27)
Net asset value, end of period	$ 8.39	$ 8.04	$ 6.67	$ 12.14	$ 12.96	$ 12.24
Total Return B, C, D	4.81%	22.12%	(42.62)%	8.99%	13.60%	8.57%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61%A	1.59%	1.53%	1.56%	1.59%	1.62%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%	1.50%	1.53%
Expenses net of all reductions	1.49%A	1.49%	1.50%	1.50%	1.49%	1.46%
Net investment income (loss)	(.05)%A	.64%	.72%	.06%	.42%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,483	$ 29,288	$ 33,023	$ 62,518	$ 54,067	$ 47,736
Portfolio turnover rateG	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share.

K Total distributions of $.845 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 6.57	$ 11.96	$ 12.77	$ 12.07	$ 11.39
Income from Investment Operations
Net investment income (loss)E	(.02)	.01	.02	(.05)	(.01)	- I
Net realized and unrealized gain (loss)	.39	1.40	(4.97)	.98	1.50	.90
Total from investment operations	.37	1.41	(4.95)	.93	1.49	.90
Distributions from net investment income	-	(.02)	-	-	-	-
Distributions from net realized gain	-	-	(.44)	(1.74) J	(.79) K	(.22)
Total distributions	-	(.02)	(.44)	(1.74)	(.79)	(.22)
Net asset value, end of period	$ 8.33	$ 7.96	$ 6.57	$ 11.96	$ 12.77	$ 12.07
Total Return B, C, D	4.65%	21.46%	(42.96)%	8.51%	13.07%	8.03%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11%A	2.08%	2.03%	2.06%	2.08%	2.12%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.04%
Expenses net of all reductions	1.99%A	1.99%	2.00%	1.99%	1.99%	1.97%
Net investment income (loss)	(.56)%A	.14%	.22%	(.44)%	(.08)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,511	$ 7,007	$ 8,296	$ 19,277	$ 20,916	$ 21,849
Portfolio turnover rateG	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Distributions from net realized gain represents $1.743 per share.

K Distributions from net realized gain represents $.789 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.91	$ 6.55	$ 11.93	$ 12.76	$ 12.07	$ 11.39
Income from Investment Operations
Net investment income (loss)E	(.02)	.01	.02	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	.38	1.39	(4.94)	.97	1.49	.89
Total from investment operations	.36	1.40	(4.92)	.92	1.48	.90
Distributions from net investment income	-I	(.04)	-	-	-	-
Distributions from net realized gain	-	-	(.46)	(1.75) J	(.79) K	(.22)
Total distributions	-I	(.04)	(.46)	(1.75)	(.79)	(.22)
Net asset value, end of period	$ 8.27	$ 7.91	$ 6.55	$ 11.93	$ 12.76	$ 12.07
Total Return B, C, D	4.58%	21.46%	(42.90)%	8.43%	13.02%	8.03%
Ratios to Average Net Assets F, H
Expenses before reductions	2.11%A	2.08%	2.03%	2.06%	2.08%	2.11%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.03%
Expenses net of all reductions	1.99%A	1.99%	2.00%	1.99%	1.99%	1.96%
Net investment income (loss)	(.55)%A	.14%	.22%	(.44)%	(.08)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,981	$ 11,556	$ 11,104	$ 20,038	$ 17,690	$ 16,849
Portfolio turnover rate G	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Distributions from net realized gain represents $1.752 per share.

K Distributions from net realized gain represents $.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.18	$ 6.80	$ 12.38	$ 13.18	$ 12.43	$ 11.72
Income from Investment Operations
Net investment income (loss) D	.02	.08	.12	.08	.12	.14
Net realized and unrealized gain (loss)	.40	1.43	(5.11)	1.01	1.54	.92
Total from investment operations	.42	1.51	(4.99)	1.09	1.66	1.06
Distributions from net investment income	(.08)	(.13)	-	(.10)	(.12)	(.13)
Distributions from net realized gain	-	-	(.59)	(1.79)	(.80)	(.22)
Total distributions	(.08)	(.13)	(.59)	(1.89)H	(.91)I	(.35)
Net asset value, end of period	$ 8.52	$ 8.18	$ 6.80	$ 12.38	$ 13.18	$ 12.43
Total Return B, C	5.09%	22.71%	(42.34)%	9.65%	14.28%	9.27%
Ratios to Average Net Assets E, G
Expenses before reductions	1.10%A	1.08%	1.01%	.94%	.91%	.92%
Expenses net of fee waivers, if any	1.00%A	1.00%	1.00%	.94%	.91%	.92%
Expenses net of all reductions	.99%A	1.00%	1.00%	.93%	.90%	.85%
Net investment income (loss)	.44%A	1.14%	1.22%	.62%	1.02%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,312	$ 6,168	$ 5,173	$ 4,678	$ 3,820	$ 5,983
Portfolio turnover rateF	98%A	135%	170%	136%	251%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share.

I Total distributions of $.912 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.797 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,754,834
Gross unrealized depreciation	(7,270,325)
Net unrealized appreciation (depreciation)	$ 484,509

Tax cost	$ 85,335,870

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $44,099,827 and $54,552,127, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 45,808	$ 780
Class T	.25%	.25%	74,696	374
Class B	.75%	.25%	35,518	26,696
Class C	.75%	.25%	59,428	3,597
			$ 215,450	$ 31,447

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,279
Class T	2,254
Class B*	5,814
Class C*	135
$ 13,482

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 58,549.32
Class T	49,031.33
Class B	11,400.32
Class C	19,103.32
Institutional Class	10,346.32
	$ 148,429

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,688 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $185 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,416.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 18,695
Class T	1.50%	16,847
Class B	2.00%	3,695
Class C	2.00%	6,277
Institutional Class	1.00%	3,316
		$ 48,830

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,965 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 254,443	$ 525,854
Class T	130,440	420,367
Class B	-	19,736
Class C	2,896	62,963
Institutional Class	55,805	96,994
Total	$ 443,584	$ 1,125,914

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	534,409	1,074,766	$ 4,664,843	$ 7,258,789
Reinvestment of distributions	29,399	76,985	241,955	499,633
Shares redeemed	(989,881)	(1,479,596)	(8,592,339)	(9,952,888)
Net increase (decrease)	(426,073)	(327,845)	$ (3,685,541)	$ (2,194,466)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class T
Shares sold	308,273	771,806	$ 2,668,009	$ 5,111,324
Reinvestment of distributions	15,270	62,407	125,517	403,773
Shares redeemed	(692,500)	(2,141,465)	(6,005,802)	(14,065,839)
Net increase (decrease)	(368,957)	(1,307,252)	$ (3,212,276)	$ (8,550,742)
Class B
Shares sold	51,230	121,495	$ 443,922	$ 791,140
Reinvestment of distributions	-	2,858	-	18,437
Shares redeemed	(149,474)	(506,847)	(1,287,444)	(3,334,256)
Net increase (decrease)	(98,244)	(382,494)	$ (843,522)	$ (2,524,679)
Class C
Shares sold	84,223	275,435	$ 718,136	$ 1,833,945
Reinvestment of distributions	326	8,942	2,645	57,228
Shares redeemed	(217,931)	(519,007)	(1,834,404)	(3,362,215)
Net increase (decrease)	(133,382)	(234,630)	$ (1,113,623)	$ (1,471,042)
Institutional Class
Shares sold	106,839	346,072	$ 922,829	$ 2,243,247
Reinvestment of distributions	5,796	14,340	48,278	94,071
Shares redeemed	(126,041)	(366,971)	(1,094,206)	(2,303,403)
Net increase (decrease)	(13,406)	(6,559)	$ (123,099)	$ 33,915

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEVI-USAN-0710
1.786788.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Fifty
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 993.40	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 992.70	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 990.40	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 990.30	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 995.20	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
DIRECTV	5.1	3.0
MasterCard, Inc. Class A	4.8	3.0
Anheuser-Busch InBev SA NV	4.2	2.1
Fiserv, Inc.	4.0	3.4
Philip Morris International, Inc.	3.9	0.0
Pfizer, Inc.	3.9	0.0
Microsoft Corp.	3.9	0.0
QUALCOMM, Inc.	3.5	3.3
JPMorgan Chase & Co.	3.5	2.7
Exxon Mobil Corp.	3.5	2.0
	40.3
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.9	21.5
Consumer Discretionary	24.3	20.2
Health Care	13.3	10.1
Financials	10.3	18.5
Consumer Staples	9.1	6.5
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.8%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	16.1%	** Foreign investments	13.6%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Diversified Consumer Services - 3.0%
DeVry, Inc.	27,853	$ 1,601,269
Hotels, Restaurants & Leisure - 5.3%
International Game Technology	85,824	1,679,576
Starbucks Corp.	43,700	1,131,393
		2,810,969
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	8,800	353,320
Media - 7.2%
DIRECTV (a)	72,700	2,740,063
The Walt Disney Co.	33,655	1,124,750
		3,864,813
Multiline Retail - 2.5%
Dollar General Corp.	43,700	1,321,051
Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc. (a)	86,300	529,019
TOTAL CONSUMER DISCRETIONARY		10,480,441
CONSUMER STAPLES - 9.1%
Beverages - 5.2%
Anheuser-Busch InBev SA NV	45,975	2,222,079
The Coca-Cola Co.	10,393	534,200
		2,756,279
Tobacco - 3.9%
Philip Morris International, Inc.	47,254	2,084,846
TOTAL CONSUMER STAPLES		4,841,125
ENERGY - 7.6%
Energy Equipment & Services - 1.0%
Weatherford International Ltd. (a)	38,000	536,560
Oil, Gas & Consumable Fuels - 6.6%
EXCO Resources, Inc.	24,500	422,625
Exxon Mobil Corp.	30,408	1,838,468
Hess Corp.	9,500	505,400
Williams Companies, Inc.	37,000	730,750
		3,497,243
TOTAL ENERGY		4,033,803
Common Stocks - continued
	Shares	Value
FINANCIALS - 10.3%
Capital Markets - 0.3%
Legg Mason, Inc.	4,500	$ 133,740
Commercial Banks - 2.1%
PNC Financial Services Group, Inc.	17,757	1,114,252
Consumer Finance - 0.5%
American Express Co.	7,100	283,077
Diversified Financial Services - 6.4%
JPMorgan Chase & Co.	47,241	1,869,799
Moody's Corp. (c)	66,142	1,355,911
NBH Holdings Corp. Class A (a)(d)	10,500	204,750
		3,430,460
Insurance - 1.0%
Hartford Financial Services Group, Inc.	21,300	533,991
TOTAL FINANCIALS		5,495,520
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 2.6%
Edwards Lifesciences Corp. (a)	12,230	617,982
Hologic, Inc. (a)	51,400	765,860
		1,383,842
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	7,700	774,620
McKesson Corp.	8,300	581,000
		1,355,620
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. (a)	27,400	918,996
Pharmaceuticals - 6.4%
Merck & Co., Inc.	39,900	1,344,231
Pfizer, Inc.	135,766	2,067,716
		3,411,947
TOTAL HEALTH CARE		7,070,405
INDUSTRIALS - 7.3%
Commercial Services & Supplies - 1.8%
Iron Mountain, Inc.	12,000	294,240
Waste Management, Inc.	20,893	679,231
		973,471
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.6%
Fluor Corp.	17,725	$ 831,657
Machinery - 1.9%
Ingersoll-Rand Co. Ltd.	27,500	1,026,025
Road & Rail - 2.0%
America Latina Logistica SA unit	60,100	474,838
CSX Corp.	11,000	574,750
		1,049,588
TOTAL INDUSTRIALS		3,880,741
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 7.0%
Juniper Networks, Inc. (a)	49,430	1,315,827
QUALCOMM, Inc.	52,600	1,870,456
Tekelec (a)	37,100	531,829
		3,718,112
Computers & Peripherals - 0.5%
Apple, Inc. (a)	1,100	282,876
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	8,120	322,526
Baidu.com, Inc. sponsored ADR (a)	7,500	549,075
Yahoo!, Inc. (a)	17,000	260,780
		1,132,381
IT Services - 8.8%
Fiserv, Inc. (a)	45,100	2,144,505
MasterCard, Inc. Class A	12,484	2,518,897
		4,663,402
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,500	531,375
Software - 5.5%
AsiaInfo Holdings, Inc. (a)	40,100	859,343
Microsoft Corp.	79,887	2,061,085
		2,920,428
TOTAL INFORMATION TECHNOLOGY		13,248,574
MATERIALS - 2.0%
Chemicals - 0.5%
Ecolab, Inc.	5,700	269,211
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.5%
Agnico-Eagle Mines Ltd. (Canada)	13,500	$ 802,108
TOTAL MATERIALS		1,071,319
TOTAL COMMON STOCKS (Cost $50,501,643)		50,121,928
Nonconvertible Preferred Stocks - 4.6%

CONSUMER DISCRETIONARY - 4.6%
Automobiles - 4.6%
Porsche Automobil Holding SE	32,400	1,408,713
Volkswagen AG	11,936	1,053,345
		2,462,058
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,702,980)		2,462,058
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.23% (e)	1,794,368	1,794,368
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	1,403,950	1,403,950
TOTAL MONEY MARKET FUNDS (Cost $3,198,318)		3,198,318
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $56,402,941)		55,782,304
NET OTHER ASSETS - (4.8)%		(2,534,666)
NET ASSETS - 100%		$ 53,247,638
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $204,750 or 0.4% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 703
Fidelity Securities Lending Cash Central Fund	3,862
Total	$ 4,565
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,942,499	$ 12,942,499	$ -	$ -
Consumer Staples	4,841,125	4,841,125	-	-
Energy	4,033,803	4,033,803	-	-
Financials	5,495,520	5,290,770	-	204,750
Health Care	7,070,405	7,070,405	-	-
Industrials	3,880,741	3,880,741	-	-
Information Technology	13,248,574	13,248,574	-	-
Materials	1,071,319	1,071,319	-	-
Money Market Funds	3,198,318	3,198,318	-	-
Total Investments in Securities:	$ 55,782,304	$ 55,577,554	$ -	$ 204,750
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12,100)
Cost of Purchases	101,350
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	115,500
Transfers out of Level 3	-
Ending Balance	$ 204,750
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (12,100)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
Germany	4.6%
Belgium	4.2%
Ireland	1.9%
Canada	1.5%
China	1.0%
Switzerland	1.0%
Taiwan	1.0%
Others (Individually Less Than 1%)	0.9%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $46,052,565 of which $39,146,680 and $6,905,885 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,338,650) - See accompanying schedule: Unaffiliated issuers (cost $53,204,623)	$ 52,583,986
Fidelity Central Funds (cost $3,198,318)	3,198,318
Total Investments (cost $56,402,941)		$ 55,782,304
Cash		138,509
Receivable for investments sold		418,192
Receivable for fund shares sold		19,060
Dividends receivable		87,837
Distributions receivable from Fidelity Central Funds		826
Prepaid expenses		54
Receivable from investment adviser for expense reductions		12,443
Other receivables		1,523
Total assets		56,460,748

Liabilities
Payable for investments purchased	$ 1,653,738
Payable for fund shares redeemed	59,818
Accrued management fee	25,936
Distribution fees payable	23,809
Other affiliated payables	16,940
Other payables and accrued expenses	28,919
Collateral on securities loaned, at value	1,403,950
Total liabilities		3,213,110

Net Assets		$ 53,247,638
Net Assets consist of:
Paid in capital		$ 94,358,209
Accumulated net investment loss		(51,022)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,437,683)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(621,866)
Net Assets		$ 53,247,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,641,092 ÷ 2,679,330 shares)	$ 7.70

Maximum offering price per share (100/94.25 of $7.70)	$ 8.17
Class T: Net Asset Value and redemption price per share ($15,135,482 ÷ 2,012,191 shares)	$ 7.52

Maximum offering price per share (100/96.50 of $7.52)	$ 7.79
Class B: Net Asset Value and offering price per share ($4,979,336 ÷ 688,941 shares)A	$ 7.23

Class C: Net Asset Value and offering price per share ($9,613,093 ÷ 1,339,297 shares)A	$ 7.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,878,635 ÷ 362,542 shares)	$ 7.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 387,988
Income from Fidelity Central Funds		4,565
Total income		392,553

Expenses
Management fee	$ 165,564
Transfer agent fees	94,399
Distribution fees	150,552
Accounting and security lending fees	11,809
Custodian fees and expenses	16,275
Independent trustees' compensation	162
Registration fees	35,404
Audit	23,629
Legal	152
Miscellaneous	428
Total expenses before reductions	498,374
Expense reductions	(54,799)	443,575
Net investment income (loss)		(51,022)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,630,304
Foreign currency transactions	(2,392)
Capital gain distributions from Fidelity Central Funds	184
Total net realized gain (loss)		6,628,096
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,713,917)
Assets and liabilities in foreign currencies	(1,728)
Total change in net unrealized appreciation (depreciation)		(6,715,645)
Net gain (loss)		(87,549)
Net increase (decrease) in net assets resulting from operations		$ (138,571)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (51,022)	$ (102,435)
Net realized gain (loss)	6,628,096	2,649,325
Change in net unrealized appreciation (depreciation)	(6,715,645)	16,121,054
Net increase (decrease) in net assets resulting from operations	(138,571)	18,667,944
Distributions to shareholders from net realized gain	(145,763)	-
Share transactions - net increase (decrease)	(6,752,952)	(15,021,084)
Total increase (decrease) in net assets	(7,037,286)	3,646,860

Net Assets
Beginning of period	60,284,924	56,638,064
End of period (including accumulated net investment loss of $51,022 and $0, respectively)	$ 53,247,638	$ 60,284,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 5.62	$ 12.63	$ 13.19	$ 12.18	$ 10.77
Income from Investment Operations
Net investment income (loss) E	- J	- J	(.01)	(.05)	.01 H	(.05)
Net realized and unrealized gain (loss)	(.05)	2.16	(5.89)	1.67	1.23	1.46
Total from investment operations	(.05)	2.16	(5.90)	1.62	1.24	1.41
Distributions from net realized gain	(.03)	-	(1.11)	(2.18)	(.23)	-
Net asset value, end of period	$ 7.70	$ 7.78	$ 5.62	$ 12.63	$ 13.19	$ 12.18
Total Return B,C,D	(.66)%	38.43%	(51.19)%	14.48%	10.28%	13.09%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.44%	1.33%	1.26%	1.33%	1.40%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.28%
Expenses net of all reductions	1.24% A	1.22%	1.24%	1.25%	1.25%	1.24%
Net investment income (loss)	.09% A	.07%	(.07)%	(.40)%	.11% H	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,641	$ 24,000	$ 24,471	$ 60,112	$ 39,182	$ 20,556
Portfolio turnover rate G	211% A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.59	$ 5.50	$ 12.37	$ 12.95	$ 11.99	$ 10.64
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.03)	(.08)	(.02) H	(.08)
Net realized and unrealized gain (loss)	(.04)	2.10	(5.78)	1.65	1.21	1.43
Total from investment operations	(.05)	2.09	(5.81)	1.57	1.19	1.35
Distributions from net realized gain	(.02)	-	(1.06)	(2.15)	(.23)	-
Net asset value, end of period	$ 7.52	$ 7.59	$ 5.50	$ 12.37	$ 12.95	$ 11.99
Total Return B,C,D	(.73)%	38.00%	(51.31)%	14.23%	10.02%	12.69%
Ratios to Average Net Assets F,I
Expenses before reductions	1.69% A	1.72%	1.60%	1.54%	1.62%	1.68%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.54%
Expenses net of all reductions	1.49% A	1.47%	1.49%	1.49%	1.49%	1.50%
Net investment income (loss)	(.16)% A	(.18)%	(.33)%	(.65)%	(.13)%H	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,135	$ 16,329	$ 13,689	$ 34,913	$ 31,313	$ 26,484
Portfolio turnover rate G	211% A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.30	$ 5.31	$ 11.96	$ 12.58	$ 11.71	$ 10.45
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	(.08)	(.13)	(.08) H	(.13)
Net realized and unrealized gain (loss)	(.04)	2.03	(5.59)	1.59	1.18	1.39
Total from investment operations	(.07)	1.99	(5.67)	1.46	1.10	1.26
Distributions from net realized gain	-	-	(.98)	(2.08)	(.23)	-
Net asset value, end of period	$ 7.23	$ 7.30	$ 5.31	$ 11.96	$ 12.58	$ 11.71
Total Return B,C,D	(.96)%	37.48%	(51.59)%	13.65%	9.48%	12.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.19%	2.09%	2.02%	2.10%	2.16%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.05%
Expenses net of all reductions	1.99% A	1.97%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.66)% A	(.68)%	(.83)%	(1.14)%	(.63)% H	(1.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,979	$ 5,805	$ 5,968	$ 17,301	$ 19,257	$ 19,056
Portfolio turnover rate G	211% A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.25	$ 5.27	$ 11.92	$ 12.58	$ 11.71	$ 10.45
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.07)	(.13)	(.08) H	(.13)
Net realized and unrealized gain (loss)	(.05)	2.02	(5.56)	1.58	1.18	1.39
Total from investment operations	(.07)	1.98	(5.63)	1.45	1.10	1.26
Distributions from net realized gain	-	-	(1.02)	(2.11)	(.23)	-
Net asset value, end of period	$ 7.18	$ 7.25	$ 5.27	$ 11.92	$ 12.58	$ 11.71
Total Return B, C, D	(.97)%	37.57%	(51.60)%	13.61%	9.48%	12.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.17%A	2.19%	2.09%	2.01%	2.09%	2.15%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.04%
Expenses net of all reductions	1.99%A	1.97%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.66)%A	(.68)%	(.83)%	(1.15)%	(.63)%H	(1.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,613	$ 10,391	$ 9,320	$ 23,503	$ 17,132	$ 12,016
Portfolio turnover rate G	211%A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 5.79	$ 12.98	$ 13.49	$ 12.41	$ 10.96
Income from Investment Operations
Net investment income (loss) D	.01	.02	.02	(.01)	.05 G	(.02)
Net realized and unrealized gain (loss)	(.05)	2.22	(6.06)	1.71	1.26	1.47
Total from investment operations	(.04)	2.24	(6.04)	1.70	1.31	1.45
Distributions from net realized gain	(.05)	-	(1.15)	(2.21)	(.23)	-
Net asset value, end of period	$ 7.94	$ 8.03	$ 5.79	$ 12.98	$ 13.49	$ 12.41
Total Return B, C	(.48)%	38.69%	(51.03)%	14.84%	10.66%	13.23%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	1.14%	1.02%	.95%	.95%	.98%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	.95%	.95%	.98%
Expenses net of all reductions	.99% A	.97%	.98%	.94%	.94%	.93%
Net investment income (loss)	.33% A	.31%	.19%	(.10)%	.42%G	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,879	$ 3,759	$ 3,190	$ 9,277	$ 3,443	$ 1,408
Portfolio turnover rate F	211% A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Fifty Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,162,872
Gross unrealized depreciation	(4,268,616)
Net unrealized appreciation (depreciation)	$ (1,105,744)

Tax cost	$ 56,888,048

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $61,165,181 and $68,128,780, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 29,173	$ 130
Class T	.25%	.25%	41,130	541
Class B	.75%	.25%	28,148	21,168
Class C	.75%	.25%	52,101	2,451
			$ 150,552	$ 24,290

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,323
Class T	1,784
Class B*	4,458
Class C*	22
$ 8,587

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 37,233.32
Class T	27,481.33
Class B	9,054.32
Class C	16,600.32
Institutional Class	4,031.23
	$ 94,399

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $975 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $121 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,862.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 20,072
Class T	1.50%	15,271
Class B	2.00%	4,873
Class C	2.00%	8,835
Institutional Class	1.00%	1,418
		$ 50,469

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,330 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net realized gain
Class A	$ 89,466	$ -
Class T	32,187	-
Institutional Class	24,110	-
Total	$ 145,763	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	194,498	661,219	$ 1,573,822	$ 4,116,361
Reinvestment of distributions	10,719	-	83,932	-
Shares redeemed	(611,183)	(1,930,880)	(4,908,309)	(12,641,208)
Net increase (decrease)	(405,966)	(1,269,661)	$ (3,250,555)	$ (8,524,847)
Class T
Shares sold	113,250	373,877	$ 886,962	$ 2,297,750
Reinvestment of distributions	4,081	-	31,258	-
Shares redeemed	(256,071)	(713,016)	(2,009,709)	(4,474,519)
Net increase (decrease)	(138,740)	(339,139)	$ (1,091,489)	$ (2,176,769)
Class B
Shares sold	31,203	70,153	$ 236,319	$ 414,724
Shares redeemed	(137,667)	(398,374)	(1,040,493)	(2,321,552)
Net increase (decrease)	(106,464)	(328,221)	$ (804,174)	$ (1,906,828)
Class C
Shares sold	46,981	139,760	$ 353,646	$ 818,370
Shares redeemed	(141,325)	(472,981)	(1,063,089)	(2,686,497)
Net increase (decrease)	(94,344)	(333,221)	$ (709,443)	$ (1,868,127)
Institutional Class
Shares sold	37,788	113,544	$ 313,453	$ 720,261
Reinvestment of distributions	2,618	-	21,101	-
Shares redeemed	(146,003)	(196,824)	(1,231,845)	(1,264,774)
Net increase (decrease)	(105,597)	(83,280)	$ (897,291)	$ (544,513)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

13. Proposed Reorganization.

On July 15, 2010, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor New Insights Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor New Insights Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on November 16, 2010. If approved by shareholders, the reorganization is expected to become effective on or about December 10, 2010. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIF-USAN-0710
1.786789.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Fifty
Fund - Institutional Class

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 993.40	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 992.70	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 990.40	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 990.30	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 995.20	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
DIRECTV	5.1	3.0
MasterCard, Inc. Class A	4.8	3.0
Anheuser-Busch InBev SA NV	4.2	2.1
Fiserv, Inc.	4.0	3.4
Philip Morris International, Inc.	3.9	0.0
Pfizer, Inc.	3.9	0.0
Microsoft Corp.	3.9	0.0
QUALCOMM, Inc.	3.5	3.3
JPMorgan Chase & Co.	3.5	2.7
Exxon Mobil Corp.	3.5	2.0
	40.3
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.9	21.5
Consumer Discretionary	24.3	20.2
Health Care	13.3	10.1
Financials	10.3	18.5
Consumer Staples	9.1	6.5
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.8%		Stocks 99.0%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	16.1%	** Foreign investments	13.6%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CONSUMER DISCRETIONARY - 19.7%
Diversified Consumer Services - 3.0%
DeVry, Inc.	27,853	$ 1,601,269
Hotels, Restaurants & Leisure - 5.3%
International Game Technology	85,824	1,679,576
Starbucks Corp.	43,700	1,131,393
		2,810,969
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	8,800	353,320
Media - 7.2%
DIRECTV (a)	72,700	2,740,063
The Walt Disney Co.	33,655	1,124,750
		3,864,813
Multiline Retail - 2.5%
Dollar General Corp.	43,700	1,321,051
Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc. (a)	86,300	529,019
TOTAL CONSUMER DISCRETIONARY		10,480,441
CONSUMER STAPLES - 9.1%
Beverages - 5.2%
Anheuser-Busch InBev SA NV	45,975	2,222,079
The Coca-Cola Co.	10,393	534,200
		2,756,279
Tobacco - 3.9%
Philip Morris International, Inc.	47,254	2,084,846
TOTAL CONSUMER STAPLES		4,841,125
ENERGY - 7.6%
Energy Equipment & Services - 1.0%
Weatherford International Ltd. (a)	38,000	536,560
Oil, Gas & Consumable Fuels - 6.6%
EXCO Resources, Inc.	24,500	422,625
Exxon Mobil Corp.	30,408	1,838,468
Hess Corp.	9,500	505,400
Williams Companies, Inc.	37,000	730,750
		3,497,243
TOTAL ENERGY		4,033,803
Common Stocks - continued
	Shares	Value
FINANCIALS - 10.3%
Capital Markets - 0.3%
Legg Mason, Inc.	4,500	$ 133,740
Commercial Banks - 2.1%
PNC Financial Services Group, Inc.	17,757	1,114,252
Consumer Finance - 0.5%
American Express Co.	7,100	283,077
Diversified Financial Services - 6.4%
JPMorgan Chase & Co.	47,241	1,869,799
Moody's Corp. (c)	66,142	1,355,911
NBH Holdings Corp. Class A (a)(d)	10,500	204,750
		3,430,460
Insurance - 1.0%
Hartford Financial Services Group, Inc.	21,300	533,991
TOTAL FINANCIALS		5,495,520
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 2.6%
Edwards Lifesciences Corp. (a)	12,230	617,982
Hologic, Inc. (a)	51,400	765,860
		1,383,842
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	7,700	774,620
McKesson Corp.	8,300	581,000
		1,355,620
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. (a)	27,400	918,996
Pharmaceuticals - 6.4%
Merck & Co., Inc.	39,900	1,344,231
Pfizer, Inc.	135,766	2,067,716
		3,411,947
TOTAL HEALTH CARE		7,070,405
INDUSTRIALS - 7.3%
Commercial Services & Supplies - 1.8%
Iron Mountain, Inc.	12,000	294,240
Waste Management, Inc.	20,893	679,231
		973,471
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.6%
Fluor Corp.	17,725	$ 831,657
Machinery - 1.9%
Ingersoll-Rand Co. Ltd.	27,500	1,026,025
Road & Rail - 2.0%
America Latina Logistica SA unit	60,100	474,838
CSX Corp.	11,000	574,750
		1,049,588
TOTAL INDUSTRIALS		3,880,741
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 7.0%
Juniper Networks, Inc. (a)	49,430	1,315,827
QUALCOMM, Inc.	52,600	1,870,456
Tekelec (a)	37,100	531,829
		3,718,112
Computers & Peripherals - 0.5%
Apple, Inc. (a)	1,100	282,876
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	8,120	322,526
Baidu.com, Inc. sponsored ADR (a)	7,500	549,075
Yahoo!, Inc. (a)	17,000	260,780
		1,132,381
IT Services - 8.8%
Fiserv, Inc. (a)	45,100	2,144,505
MasterCard, Inc. Class A	12,484	2,518,897
		4,663,402
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,500	531,375
Software - 5.5%
AsiaInfo Holdings, Inc. (a)	40,100	859,343
Microsoft Corp.	79,887	2,061,085
		2,920,428
TOTAL INFORMATION TECHNOLOGY		13,248,574
MATERIALS - 2.0%
Chemicals - 0.5%
Ecolab, Inc.	5,700	269,211
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.5%
Agnico-Eagle Mines Ltd. (Canada)	13,500	$ 802,108
TOTAL MATERIALS		1,071,319
TOTAL COMMON STOCKS (Cost $50,501,643)		50,121,928
Nonconvertible Preferred Stocks - 4.6%

CONSUMER DISCRETIONARY - 4.6%
Automobiles - 4.6%
Porsche Automobil Holding SE	32,400	1,408,713
Volkswagen AG	11,936	1,053,345
		2,462,058
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,702,980)		2,462,058
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.23% (e)	1,794,368	1,794,368
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	1,403,950	1,403,950
TOTAL MONEY MARKET FUNDS (Cost $3,198,318)		3,198,318
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $56,402,941)		55,782,304
NET OTHER ASSETS - (4.8)%		(2,534,666)
NET ASSETS - 100%		$ 53,247,638
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $204,750 or 0.4% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 703
Fidelity Securities Lending Cash Central Fund	3,862
Total	$ 4,565
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,942,499	$ 12,942,499	$ -	$ -
Consumer Staples	4,841,125	4,841,125	-	-
Energy	4,033,803	4,033,803	-	-
Financials	5,495,520	5,290,770	-	204,750
Health Care	7,070,405	7,070,405	-	-
Industrials	3,880,741	3,880,741	-	-
Information Technology	13,248,574	13,248,574	-	-
Materials	1,071,319	1,071,319	-	-
Money Market Funds	3,198,318	3,198,318	-	-
Total Investments in Securities:	$ 55,782,304	$ 55,577,554	$ -	$ 204,750
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12,100)
Cost of Purchases	101,350
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	115,500
Transfers out of Level 3	-
Ending Balance	$ 204,750
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (12,100)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.9%
Germany	4.6%
Belgium	4.2%
Ireland	1.9%
Canada	1.5%
China	1.0%
Switzerland	1.0%
Taiwan	1.0%
Others (Individually Less Than 1%)	0.9%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $46,052,565 of which $39,146,680 and $6,905,885 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,338,650) - See accompanying schedule: Unaffiliated issuers (cost $53,204,623)	$ 52,583,986
Fidelity Central Funds (cost $3,198,318)	3,198,318
Total Investments (cost $56,402,941)		$ 55,782,304
Cash		138,509
Receivable for investments sold		418,192
Receivable for fund shares sold		19,060
Dividends receivable		87,837
Distributions receivable from Fidelity Central Funds		826
Prepaid expenses		54
Receivable from investment adviser for expense reductions		12,443
Other receivables		1,523
Total assets		56,460,748

Liabilities
Payable for investments purchased	$ 1,653,738
Payable for fund shares redeemed	59,818
Accrued management fee	25,936
Distribution fees payable	23,809
Other affiliated payables	16,940
Other payables and accrued expenses	28,919
Collateral on securities loaned, at value	1,403,950
Total liabilities		3,213,110

Net Assets		$ 53,247,638
Net Assets consist of:
Paid in capital		$ 94,358,209
Accumulated net investment loss		(51,022)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,437,683)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(621,866)
Net Assets		$ 53,247,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,641,092 ÷ 2,679,330 shares)	$ 7.70

Maximum offering price per share (100/94.25 of $7.70)	$ 8.17
Class T: Net Asset Value and redemption price per share ($15,135,482 ÷ 2,012,191 shares)	$ 7.52

Maximum offering price per share (100/96.50 of $7.52)	$ 7.79
Class B: Net Asset Value and offering price per share ($4,979,336 ÷ 688,941 shares)A	$ 7.23

Class C: Net Asset Value and offering price per share ($9,613,093 ÷ 1,339,297 shares)A	$ 7.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,878,635 ÷ 362,542 shares)	$ 7.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 387,988
Income from Fidelity Central Funds		4,565
Total income		392,553

Expenses
Management fee	$ 165,564
Transfer agent fees	94,399
Distribution fees	150,552
Accounting and security lending fees	11,809
Custodian fees and expenses	16,275
Independent trustees' compensation	162
Registration fees	35,404
Audit	23,629
Legal	152
Miscellaneous	428
Total expenses before reductions	498,374
Expense reductions	(54,799)	443,575
Net investment income (loss)		(51,022)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,630,304
Foreign currency transactions	(2,392)
Capital gain distributions from Fidelity Central Funds	184
Total net realized gain (loss)		6,628,096
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,713,917)
Assets and liabilities in foreign currencies	(1,728)
Total change in net unrealized appreciation (depreciation)		(6,715,645)
Net gain (loss)		(87,549)
Net increase (decrease) in net assets resulting from operations		$ (138,571)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (51,022)	$ (102,435)
Net realized gain (loss)	6,628,096	2,649,325
Change in net unrealized appreciation (depreciation)	(6,715,645)	16,121,054
Net increase (decrease) in net assets resulting from operations	(138,571)	18,667,944
Distributions to shareholders from net realized gain	(145,763)	-
Share transactions - net increase (decrease)	(6,752,952)	(15,021,084)
Total increase (decrease) in net assets	(7,037,286)	3,646,860

Net Assets
Beginning of period	60,284,924	56,638,064
End of period (including accumulated net investment loss of $51,022 and $0, respectively)	$ 53,247,638	$ 60,284,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.78	$ 5.62	$ 12.63	$ 13.19	$ 12.18	$ 10.77
Income from Investment Operations
Net investment income (loss) E	- J	- J	(.01)	(.05)	.01 H	(.05)
Net realized and unrealized gain (loss)	(.05)	2.16	(5.89)	1.67	1.23	1.46
Total from investment operations	(.05)	2.16	(5.90)	1.62	1.24	1.41
Distributions from net realized gain	(.03)	-	(1.11)	(2.18)	(.23)	-
Net asset value, end of period	$ 7.70	$ 7.78	$ 5.62	$ 12.63	$ 13.19	$ 12.18
Total Return B,C,D	(.66)%	38.43%	(51.19)%	14.48%	10.28%	13.09%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.44%	1.33%	1.26%	1.33%	1.40%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.28%
Expenses net of all reductions	1.24% A	1.22%	1.24%	1.25%	1.25%	1.24%
Net investment income (loss)	.09% A	.07%	(.07)%	(.40)%	.11% H	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,641	$ 24,000	$ 24,471	$ 60,112	$ 39,182	$ 20,556
Portfolio turnover rate G	211% A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.59	$ 5.50	$ 12.37	$ 12.95	$ 11.99	$ 10.64
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.03)	(.08)	(.02) H	(.08)
Net realized and unrealized gain (loss)	(.04)	2.10	(5.78)	1.65	1.21	1.43
Total from investment operations	(.05)	2.09	(5.81)	1.57	1.19	1.35
Distributions from net realized gain	(.02)	-	(1.06)	(2.15)	(.23)	-
Net asset value, end of period	$ 7.52	$ 7.59	$ 5.50	$ 12.37	$ 12.95	$ 11.99
Total Return B,C,D	(.73)%	38.00%	(51.31)%	14.23%	10.02%	12.69%
Ratios to Average Net Assets F,I
Expenses before reductions	1.69% A	1.72%	1.60%	1.54%	1.62%	1.68%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.54%
Expenses net of all reductions	1.49% A	1.47%	1.49%	1.49%	1.49%	1.50%
Net investment income (loss)	(.16)% A	(.18)%	(.33)%	(.65)%	(.13)%H	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,135	$ 16,329	$ 13,689	$ 34,913	$ 31,313	$ 26,484
Portfolio turnover rate G	211% A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.30	$ 5.31	$ 11.96	$ 12.58	$ 11.71	$ 10.45
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	(.08)	(.13)	(.08) H	(.13)
Net realized and unrealized gain (loss)	(.04)	2.03	(5.59)	1.59	1.18	1.39
Total from investment operations	(.07)	1.99	(5.67)	1.46	1.10	1.26
Distributions from net realized gain	-	-	(.98)	(2.08)	(.23)	-
Net asset value, end of period	$ 7.23	$ 7.30	$ 5.31	$ 11.96	$ 12.58	$ 11.71
Total Return B,C,D	(.96)%	37.48%	(51.59)%	13.65%	9.48%	12.06%
Ratios to Average Net Assets F,I
Expenses before reductions	2.17% A	2.19%	2.09%	2.02%	2.10%	2.16%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.05%
Expenses net of all reductions	1.99% A	1.97%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.66)% A	(.68)%	(.83)%	(1.14)%	(.63)% H	(1.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,979	$ 5,805	$ 5,968	$ 17,301	$ 19,257	$ 19,056
Portfolio turnover rate G	211% A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 7.25	$ 5.27	$ 11.92	$ 12.58	$ 11.71	$ 10.45
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	(.07)	(.13)	(.08) H	(.13)
Net realized and unrealized gain (loss)	(.05)	2.02	(5.56)	1.58	1.18	1.39
Total from investment operations	(.07)	1.98	(5.63)	1.45	1.10	1.26
Distributions from net realized gain	-	-	(1.02)	(2.11)	(.23)	-
Net asset value, end of period	$ 7.18	$ 7.25	$ 5.27	$ 11.92	$ 12.58	$ 11.71
Total Return B, C, D	(.97)%	37.57%	(51.60)%	13.61%	9.48%	12.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.17%A	2.19%	2.09%	2.01%	2.09%	2.15%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.04%
Expenses net of all reductions	1.99%A	1.97%	1.99%	1.99%	1.99%	2.00%
Net investment income (loss)	(.66)%A	(.68)%	(.83)%	(1.15)%	(.63)%H	(1.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,613	$ 10,391	$ 9,320	$ 23,503	$ 17,132	$ 12,016
Portfolio turnover rate G	211%A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.79)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.03	$ 5.79	$ 12.98	$ 13.49	$ 12.41	$ 10.96
Income from Investment Operations
Net investment income (loss) D	.01	.02	.02	(.01)	.05 G	(.02)
Net realized and unrealized gain (loss)	(.05)	2.22	(6.06)	1.71	1.26	1.47
Total from investment operations	(.04)	2.24	(6.04)	1.70	1.31	1.45
Distributions from net realized gain	(.05)	-	(1.15)	(2.21)	(.23)	-
Net asset value, end of period	$ 7.94	$ 8.03	$ 5.79	$ 12.98	$ 13.49	$ 12.41
Total Return B, C	(.48)%	38.69%	(51.03)%	14.84%	10.66%	13.23%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09% A	1.14%	1.02%	.95%	.95%	.98%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	.95%	.95%	.98%
Expenses net of all reductions	.99% A	.97%	.98%	.94%	.94%	.93%
Net investment income (loss)	.33% A	.31%	.19%	(.10)%	.42%G	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,879	$ 3,759	$ 3,190	$ 9,277	$ 3,443	$ 1,408
Portfolio turnover rate F	211% A	349%	291%	145%	226%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Fifty Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,162,872
Gross unrealized depreciation	(4,268,616)
Net unrealized appreciation (depreciation)	$ (1,105,744)

Tax cost	$ 56,888,048

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $61,165,181 and $68,128,780, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 29,173	$ 130
Class T	.25%	.25%	41,130	541
Class B	.75%	.25%	28,148	21,168
Class C	.75%	.25%	52,101	2,451
			$ 150,552	$ 24,290

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,323
Class T	1,784
Class B*	4,458
Class C*	22
$ 8,587

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 37,233.32
Class T	27,481.33
Class B	9,054.32
Class C	16,600.32
Institutional Class	4,031.23
	$ 94,399

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $975 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $121 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,862.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 20,072
Class T	1.50%	15,271
Class B	2.00%	4,873
Class C	2.00%	8,835
Institutional Class	1.00%	1,418
		$ 50,469

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,330 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net realized gain
Class A	$ 89,466	$ -
Class T	32,187	-
Institutional Class	24,110	-
Total	$ 145,763	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	194,498	661,219	$ 1,573,822	$ 4,116,361
Reinvestment of distributions	10,719	-	83,932	-
Shares redeemed	(611,183)	(1,930,880)	(4,908,309)	(12,641,208)
Net increase (decrease)	(405,966)	(1,269,661)	$ (3,250,555)	$ (8,524,847)
Class T
Shares sold	113,250	373,877	$ 886,962	$ 2,297,750
Reinvestment of distributions	4,081	-	31,258	-
Shares redeemed	(256,071)	(713,016)	(2,009,709)	(4,474,519)
Net increase (decrease)	(138,740)	(339,139)	$ (1,091,489)	$ (2,176,769)
Class B
Shares sold	31,203	70,153	$ 236,319	$ 414,724
Shares redeemed	(137,667)	(398,374)	(1,040,493)	(2,321,552)
Net increase (decrease)	(106,464)	(328,221)	$ (804,174)	$ (1,906,828)
Class C
Shares sold	46,981	139,760	$ 353,646	$ 818,370
Shares redeemed	(141,325)	(472,981)	(1,063,089)	(2,686,497)
Net increase (decrease)	(94,344)	(333,221)	$ (709,443)	$ (1,868,127)
Institutional Class
Shares sold	37,788	113,544	$ 313,453	$ 720,261
Reinvestment of distributions	2,618	-	21,101	-
Shares redeemed	(146,003)	(196,824)	(1,231,845)	(1,264,774)
Net increase (decrease)	(105,597)	(83,280)	$ (897,291)	$ (544,513)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

13. Proposed Reorganization.

On July 15, 2010, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor New Insights Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class of Fidelity Advisor New Insights Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on November 16, 2010. If approved by shareholders, the reorganization is expected to become effective on or about December 10, 2010. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIFI-USAN-0710
1.786790.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth & Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.05%
Actual		$ 1,000.00	$ 1,004.50	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.31%
Actual		$ 1,000.00	$ 1,003.20	$ 6.54
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.59
Class B	1.83%
Actual		$ 1,000.00	$ 1,000.70	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.80%
Actual		$ 1,000.00	$ 1,000.70	$ 8.98
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,006.30	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.7	2.3
Exxon Mobil Corp.	2.9	3.6
Microsoft Corp.	2.4	2.5
Hewlett-Packard Co.	2.3	2.0
Wells Fargo & Co.	2.2	1.5
JPMorgan Chase & Co.	2.1	2.2
United Technologies Corp.	1.9	1.4
Bank of America Corp.	1.6	1.6
Cisco Systems, Inc.	1.6	2.0
Schlumberger Ltd.	1.5	1.2
	22.2
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	24.0
Financials	18.4	16.1
Industrials	15.1	8.2
Consumer Discretionary	11.6	11.4
Energy	10.5	10.9
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.2%		Stocks 97.4%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	7.2%	** Foreign investments	7.6%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.1%
Fuel Systems Solutions, Inc. (a)	17,100	$ 457
Tenneco, Inc. (a)	62,000	1,374
		1,831
Automobiles - 0.4%
Ford Motor Co. (a)(c)	147,500	1,730
Harley-Davidson, Inc.	121,600	3,674
		5,404
Distributors - 0.1%
Li & Fung Ltd.	468,000	2,032
Hotels, Restaurants & Leisure - 1.5%
Buffalo Wild Wings, Inc. (a)	69,289	2,557
Darden Restaurants, Inc.	88,500	3,797
Jack in the Box, Inc. (a)	46,300	1,039
Little Sheep Group Ltd.	107,000	58
Marriott International, Inc. Class A	143,734	4,808
Sonic Corp. (a)	79,500	839
Starbucks Corp.	286,350	7,414
		20,512
Household Durables - 1.8%
D.R. Horton, Inc.	167,838	2,046
Ethan Allen Interiors, Inc.	50,570	1,022
Newell Rubbermaid, Inc.	104,900	1,748
Stanley Black & Decker, Inc.	131,200	7,320
Toll Brothers, Inc. (a)	353,500	7,448
Whirlpool Corp.	53,100	5,546
		25,130
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	38,900	4,880
Media - 2.5%
Comcast Corp. Class A (special) (non-vtg.)	319,109	5,495
DIRECTV (a)	140,400	5,292
Lamar Advertising Co. Class A (a)	71,900	2,119
McGraw-Hill Companies, Inc.	88,600	2,463
The Walt Disney Co.	300,122	10,030
Time Warner, Inc.	305,567	9,470
		34,869
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 2.0%
Kohl's Corp. (a)	153,700	$ 7,800
Target Corp.	364,900	19,898
		27,698
Specialty Retail - 2.4%
Best Buy Co., Inc.	173,119	7,314
Lowe's Companies, Inc.	801,222	19,830
RadioShack Corp.	171,915	3,514
Staples, Inc.	166,198	3,577
		34,235
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	64,555	5,607
TOTAL CONSUMER DISCRETIONARY		162,198
CONSUMER STAPLES - 7.4%
Beverages - 1.8%
Coca-Cola Enterprises, Inc.	186,200	4,860
Dr Pepper Snapple Group, Inc.	122,000	4,619
The Coca-Cola Co.	303,603	15,605
		25,084
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	225,319	7,803
Wal-Mart Stores, Inc.	165,808	8,383
Whole Foods Market, Inc. (a)	132,400	5,353
		21,539
Food Products - 1.6%
Bunge Ltd.	58,550	2,855
Kraft Foods, Inc. Class A	156,900	4,487
Mead Johnson Nutrition Co. Class A	68,900	3,398
Nestle SA	244,022	11,069
		21,809
Household Products - 1.3%
Colgate-Palmolive Co.	111,545	8,711
Procter & Gamble Co.	167,200	10,214
		18,925
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.2%
Philip Morris International, Inc.	380,977	$ 16,809
TOTAL CONSUMER STAPLES		104,166
ENERGY - 10.5%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	91,800	3,501
Cameron International Corp. (a)	187,672	6,794
Ensco International Ltd. ADR	3,300	123
Halliburton Co.	531,100	13,187
Nabors Industries Ltd. (a)	10,500	200
Oceaneering International, Inc. (a)	16,400	759
Schlumberger Ltd.	365,000	20,495
Weatherford International Ltd. (a)	566,100	7,993
		53,052
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	78,300	4,097
Chesapeake Energy Corp.	3,575	80
Exxon Mobil Corp.	669,202	40,460
Falkland Oil & Gas Ltd. (a)	72,200	202
Occidental Petroleum Corp.	246,300	20,322
Peabody Energy Corp.	151,883	5,917
Petrohawk Energy Corp. (a)	259,500	4,990
Plains Exploration & Production Co. (a)	116,090	2,566
Range Resources Corp.	81,100	3,645
Southwestern Energy Co. (a)	199,450	7,501
Ultra Petroleum Corp. (a)	100,000	4,602
		94,382
TOTAL ENERGY		147,434
FINANCIALS - 18.4%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	179,759	7,153
Bank of New York Mellon Corp.	6,600	180
Charles Schwab Corp.	4,408	72
Goldman Sachs Group, Inc.	34,100	4,919
Janus Capital Group, Inc.	239,904	2,557
Morgan Stanley	286,400	7,764
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	262,502	$ 10,020
T. Rowe Price Group, Inc.	114,500	5,670
		38,335
Commercial Banks - 5.3%
BB&T Corp.	264,656	8,003
FirstMerit Corp.	91,000	1,696
Huntington Bancshares, Inc.	203,100	1,251
PNC Financial Services Group, Inc.	278,400	17,470
Sterling Bancshares, Inc.	99,000	530
SunTrust Banks, Inc.	134,200	3,617
Synovus Financial Corp.	16,500	49
U.S. Bancorp, Delaware	460,811	11,041
Wells Fargo & Co.	1,083,059	31,073
		74,730
Consumer Finance - 1.2%
American Express Co.	221,100	8,815
Capital One Financial Corp.	179,200	7,401
Discover Financial Services	73,600	990
		17,206
Diversified Financial Services - 5.3%
Bank of America Corp.	1,441,236	22,685
Citigroup, Inc. (a)	4,655,400	18,435
CME Group, Inc.	8,300	2,628
JPMorgan Chase & Co.	737,728	29,199
Moody's Corp.	2,700	55
NBH Holdings Corp. Class A (a)(d)	39,100	762
		73,764
Insurance - 2.7%
AFLAC, Inc.	81,999	3,633
Allstate Corp.	144,300	4,420
Berkshire Hathaway, Inc. Class B (a)	228,647	16,131
Hartford Financial Services Group, Inc.	139,100	3,487
MetLife, Inc.	257,800	10,438
		38,109
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	103,700	1,482
Public Storage	49,100	4,551
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	27,145	$ 2,308
SL Green Realty Corp.	37,500	2,336
		10,677
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	288,300	4,564
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	65,500	673
TOTAL FINANCIALS		258,058
HEALTH CARE - 8.7%
Biotechnology - 1.0%
Amgen, Inc. (a)	56,763	2,939
ARIAD Pharmaceuticals, Inc. (a)	140,200	538
Biogen Idec, Inc. (a)	3,600	171
BioMarin Pharmaceutical, Inc. (a)	66,900	1,306
Celgene Corp. (a)	37,816	1,995
Cephalon, Inc. (a)	23,900	1,407
Gilead Sciences, Inc. (a)	20,632	741
Incyte Corp. (a)	65,900	849
SIGA Technologies, Inc. (a)	62,300	433
Vertex Pharmaceuticals, Inc. (a)	106,500	3,684
		14,063
Health Care Equipment & Supplies - 1.0%
Covidien PLC	237,955	10,087
ev3, Inc. (a)	42,900	812
Hill-Rom Holdings, Inc.	68,700	1,915
St. Jude Medical, Inc. (a)	45,877	1,713
		14,527
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	78,700	1,384
CIGNA Corp.	58,800	1,968
Express Scripts, Inc. (a)	108,300	10,895
Henry Schein, Inc. (a)	126,974	7,163
McKesson Corp.	82,000	5,740
Medco Health Solutions, Inc. (a)	74,000	4,266
UnitedHealth Group, Inc.	150,700	4,381
		35,797
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	57,800	$ 2,430
Life Technologies Corp. (a)	107,800	5,396
QIAGEN NV (a)	11,300	238
		8,064
Pharmaceuticals - 3.5%
Abbott Laboratories	145,790	6,934
Allergan, Inc.	20,300	1,222
Auxilium Pharmaceuticals, Inc. (a)	26,200	754
Johnson & Johnson	199,683	11,642
Merck & Co., Inc.	435,290	14,665
Perrigo Co.	20,300	1,206
Pfizer, Inc.	631,224	9,614
Roche Holding AG (participation certificate)	586	81
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,300	3,360
		49,478
TOTAL HEALTH CARE		121,929
INDUSTRIALS - 15.1%
Aerospace & Defense - 4.1%
AeroVironment, Inc. (a)	46,203	1,157
BE Aerospace, Inc. (a)	236,100	6,403
Honeywell International, Inc.	128,000	5,475
Lockheed Martin Corp.	553	44
Precision Castparts Corp.	93,800	10,946
The Boeing Co.	114,800	7,368
United Technologies Corp.	391,336	26,368
		57,761
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	94,800	5,509
United Parcel Service, Inc. Class B	186,954	11,733
		17,242
Airlines - 0.8%
Delta Air Lines, Inc. (a)	325,477	4,420
Southwest Airlines Co.	405,591	5,046
UAL Corp. (a)	71,900	1,439
		10,905
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	120,900	4,132
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp.	124,600	$ 5,846
Jacobs Engineering Group, Inc. (a)	128,600	5,370
Orion Marine Group, Inc. (a)	59,200	900
		12,116
Electrical Equipment - 0.0%
Vestas Wind Systems AS (a)	98	5
Industrial Conglomerates - 2.1%
3M Co.	138,221	10,962
General Electric Co.	951,683	15,560
Textron, Inc.	147,959	3,058
		29,580
Machinery - 2.6%
Cummins, Inc.	128,900	8,763
Danaher Corp.	109,400	8,684
Ingersoll-Rand Co. Ltd.	366,700	13,682
NN, Inc. (a)	32,800	203
PACCAR, Inc.	114,700	4,703
		36,035
Professional Services - 0.3%
Robert Half International, Inc.	201,100	5,086
Road & Rail - 2.8%
Avis Budget Group, Inc. (a)	106,600	1,263
CSX Corp.	287,500	15,022
Hertz Global Holdings, Inc. (a)	145,100	1,648
Landstar System, Inc.	168,955	7,086
Union Pacific Corp.	198,689	14,192
		39,211
TOTAL INDUSTRIALS		212,073
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	972,000	22,512
Juniper Networks, Inc. (a)	220,278	5,864
QUALCOMM, Inc.	343,820	12,226
		40,602
Computers & Peripherals - 6.1%
Apple, Inc. (a)	201,036	51,699
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	96,533	$ 1,797
Hewlett-Packard Co.	706,250	32,495
		85,991
Electronic Equipment & Components - 1.0%
Agilent Technologies, Inc. (a)	316,812	10,252
Corning, Inc.	167,900	2,926
Tyco Electronics Ltd.	22,600	651
		13,829
Internet Software & Services - 1.9%
eBay, Inc. (a)	534,750	11,449
Google, Inc. Class A (a)	18,918	9,179
Move, Inc. (a)	1,092,673	2,295
OpenTable, Inc.	34,100	1,409
Rackspace Hosting, Inc. (a)	85,200	1,500
Tencent Holdings Ltd.	6,400	123
		25,955
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	83,800	4,193
International Business Machines Corp.	59,000	7,390
MasterCard, Inc. Class A	49,900	10,068
Paychex, Inc.	16,510	471
Visa, Inc. Class A	109,932	7,966
		30,088
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	35,100	827
Applied Materials, Inc.	584,072	7,540
ASML Holding NV (NY Shares)	440,500	12,449
Intel Corp.	400,400	8,577
Lam Research Corp. (a)	227,300	8,606
MEMC Electronic Materials, Inc. (a)	323,200	3,668
Micron Technology, Inc. (a)	299,100	2,719
Xilinx, Inc.	31,400	768
		45,154
Software - 4.2%
BMC Software, Inc. (a)	126,174	4,670
Citrix Systems, Inc. (a)	60,200	2,625
Informatica Corp. (a)	72,000	1,858
Longtop Financial Technologies Ltd. ADR (a)	20	1
Microsoft Corp.	1,284,860	33,149
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	98,700	$ 1,681
Oracle Corp.	502,769	11,347
Red Hat, Inc. (a)	56,700	1,662
Salesforce.com, Inc. (a)	700	61
VMware, Inc. Class A (a)	24,900	1,649
		58,703
TOTAL INFORMATION TECHNOLOGY		300,322
MATERIALS - 3.6%
Chemicals - 2.5%
Albemarle Corp.	138,015	5,943
Dow Chemical Co.	313,700	8,442
Ecolab, Inc.	127,154	6,005
FMC Corp.	103,872	6,289
Praxair, Inc.	82,796	6,425
The Mosaic Co.	33,100	1,528
		34,632
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	150,300	6,301
Barrick Gold Corp.	136,100	5,758
Carpenter Technology Corp.	108,200	4,210
Freeport-McMoRan Copper & Gold, Inc.	500	35
		16,304
TOTAL MATERIALS		50,936
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	147,533	3,585
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	150,586	6,103
Sprint Nextel Corp. (a)	828,100	4,248
		10,351
TOTAL TELECOMMUNICATION SERVICES		13,936
UTILITIES - 0.4%
Electric Utilities - 0.2%
FirstEnergy Corp.	75,400	2,655
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	62,300	$ 2,204
TOTAL UTILITIES		4,859
TOTAL COMMON STOCKS (Cost $1,330,878)		1,375,911
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.23% (e)	22,534,298	22,534
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	1,806,875	1,807
TOTAL MONEY MARKET FUNDS (Cost $24,341)		24,341
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,355,219)		1,400,252
NET OTHER ASSETS - 0.0%		419
NET ASSETS - 100%		$ 1,400,671
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $762,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	7
Total	$ 28
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 162,198	$ 162,198	$ -	$ -
Consumer Staples	104,166	104,166	-	-
Energy	147,434	147,434	-	-
Financials	258,058	257,296	-	762
Health Care	121,929	121,929	-	-
Industrials	212,073	212,073	-	-
Information Technology	300,322	300,322	-	-
Materials	50,936	50,936	-	-
Telecommunication Services	13,936	13,936	-	-
Utilities	4,859	4,859	-	-
Money Market Funds	24,341	24,341	-	-
Total Investments in Securities:	$ 1,400,252	$ 1,399,490	$ -	$ 762
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(59)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	821
Transfers out of Level 3	-
Ending Balance	$ 762
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (59)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $407,679,000 of which $1,608,000, $215,020,000 and $191,051,000 will expire on November 30, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,730) - See accompanying schedule: Unaffiliated issuers (cost $1,330,878)	$ 1,375,911
Fidelity Central Funds (cost $24,341)	24,341
Total Investments (cost $1,355,219)		$ 1,400,252
Receivable for investments sold		18,802
Receivable for fund shares sold		1,063
Dividends receivable		2,437
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		1
Other receivables		31
Total assets		1,422,590

Liabilities
Payable for investments purchased	$ 15,372
Payable for fund shares redeemed	3,588
Accrued management fee	555
Distribution fees payable	198
Other affiliated payables	354
Other payables and accrued expenses	45
Collateral on securities loaned, at value	1,807
Total liabilities		21,919

Net Assets		$ 1,400,671
Net Assets consist of:
Paid in capital		$ 1,675,850
Undistributed net investment income		2,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(323,087)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,027
Net Assets		$ 1,400,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($235,402 ÷ 16,044 shares)	$ 14.67

Maximum offering price per share (100/94.25 of $14.67)	$ 15.56
Class T: Net Asset Value and redemption price per share ($178,221 ÷ 12,153 shares)	$ 14.66

Maximum offering price per share (100/96.50 of $14.66)	$ 15.19
Class B: Net Asset Value and offering price per share ($22,376 ÷ 1,582 shares)A	$ 14.14

Class C: Net Asset Value and offering price per share ($57,043 ÷ 4,038 shares)A	$ 14.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($907,629 ÷ 61,406 shares)	$ 14.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 10,377
Income from Fidelity Central Funds		28
Total income		10,405

Expenses
Management fee	$ 3,557
Transfer agent fees	1,913
Distribution fees	1,257
Accounting and security lending fees	253
Custodian fees and expenses	29
Independent trustees' compensation	4
Registration fees	46
Audit	28
Legal	3
Miscellaneous	11
Total expenses before reductions	7,101
Expense reductions	(77)	7,024
Net investment income (loss)		3,381
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,879
Foreign currency transactions	(79)
Futures contracts	195
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		144,996
Change in net unrealized appreciation (depreciation) on: Investment securities	(131,956)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(131,964)
Net gain (loss)		13,032
Net increase (decrease) in net assets resulting from operations		$ 16,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,381	$ 9,633
Net realized gain (loss)	144,996	(101,725)
Change in net unrealized appreciation (depreciation)	(131,964)	400,583
Net increase (decrease) in net assets resulting from operations	16,413	308,491
Distributions to shareholders from net investment income	(9,233)	(13,218)
Share transactions - net increase (decrease)	(166,447)	17,878
Total increase (decrease) in net assets	(159,267)	313,151

Net Assets
Beginning of period	1,559,938	1,246,787
End of period (including undistributed net investment income of $2,881 and undistributed net investment income of $8,733, respectively)	$ 1,400,671	$ 1,559,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 11.96	$ 21.84	$ 19.98	$ 17.94	$ 16.41
Income from Investment Operations
Net investment income (loss) E	.02	.08	.12	.10	.09	.10
Net realized and unrealized gain (loss)	.05	2.75	(8.82)	2.28	2.03	1.60
Total from investment operations	.07	2.83	(8.70)	2.38	2.12	1.70
Distributions from net investment income	(.07)	(.12)	(.09)	(.07)	(.08)	(.17)
Distributions from net realized gain	-	-	(1.10)	(.45)	-	-
Total distributions	(.07)	(.12)	(1.18) J	(.52)	(.08)	(.17)
Net asset value, end of period	$ 14.67	$ 14.67	$ 11.96	$ 21.84	$ 19.98	$ 17.94
Total Return B, C, D	.45%	23.96%	(42.07)%	12.21%	11.83%	10.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	1.09%	1.06%	1.04%	1.07%	1.10%
Expenses net of fee waivers, if any	1.05% A	1.09%	1.06%	1.04%	1.07%	1.10%
Expenses net of all reductions	1.04% A	1.08%	1.06%	1.04%	1.06%	1.05%
Net investment income (loss)	.30% A	.60%	.67%	.47%	.49%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 235	$ 252	$ 228	$ 309	$ 256	$ 182
Portfolio turnover rate G	120% A	117%	124% I	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 11.90	$ 21.70	$ 19.85	$ 17.80	$ 16.26
Income from Investment Operations
Net investment income (loss) E	- K	.04	.08	.05	.05	.06
Net realized and unrealized gain (loss)	.05	2.75	(8.76)	2.26	2.02	1.60
Total from investment operations	.05	2.79	(8.68)	2.31	2.07	1.66
Distributions from net investment income	(.03)	(.05)	(.02)	(.01)	(.02)	(.12)
Distributions from net realized gain	-	-	(1.10)	(.45)	-	-
Total distributions	(.03)	(.05)	(1.12) J	(.46)	(.02)	(.12)
Net asset value, end of period	$ 14.66	$ 14.64	$ 11.90	$ 21.70	$ 19.85	$ 17.80
Total Return B, C, D	.32%	23.57%	(42.16)%	11.88%	11.62%	10.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.34%	1.28%	1.26%	1.28%	1.32%
Expenses net of fee waivers, if any	1.31% A	1.34%	1.28%	1.26%	1.28%	1.32%
Expenses net of all reductions	1.30% A	1.34%	1.28%	1.25%	1.27%	1.27%
Net investment income (loss)	.04% A	.35%	.45%	.26%	.28%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 178	$ 201	$ 204	$ 440	$ 505	$ 607
Portfolio turnover rate G	120% A	117%	124% I	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 11.49	$ 21.02	$ 19.18	$ 17.28	$ 15.78
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02)	(.01)	(.06)	(.05)	(.03)
Net realized and unrealized gain (loss)	.05	2.66	(8.48)	2.20	1.95	1.55
Total from investment operations	.01	2.64	(8.49)	2.14	1.90	1.52
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	(1.04)	(.30)	-	-
Total distributions	-	-	(1.04) J	(.30)	-	(.02)
Net asset value, end of period	$ 14.14	$ 14.13	$ 11.49	$ 21.02	$ 19.18	$ 17.28
Total Return B, C, D	.07%	22.98%	(42.48)%	11.30%	11.00%	9.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.85%	1.81%	1.81%	1.85%	1.87%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.81%	1.81%	1.85%	1.87%
Expenses net of all reductions	1.82% A	1.84%	1.81%	1.81%	1.84%	1.83%
Net investment income (loss)	(.48)% A	(.16)%	(.08)%	(.30)%	(.29)%	(.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 27	$ 31	$ 84	$ 140	$ 231
Portfolio turnover rate G	120% A	117%	124% I	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.12	$ 11.47	$ 20.99	$ 19.21	$ 17.30	$ 15.81
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.01)	(.05)	(.04)	(.02)
Net realized and unrealized gain (loss)	.04	2.67	(8.47)	2.20	1.95	1.54
Total from investment operations	.01	2.65	(8.48)	2.15	1.91	1.52
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	(1.04)	(.37)	-	-
Total distributions	-	-	(1.04) J	(.37)	-	(.03)
Net asset value, end of period	$ 14.13	$ 14.12	$ 11.47	$ 20.99	$ 19.21	$ 17.30
Total Return B, C, D	.07%	23.10%	(42.49)%	11.38%	11.04%	9.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.84%	1.79%	1.77%	1.80%	1.84%
Expenses net of fee waivers, if any	1.80% A	1.84%	1.79%	1.77%	1.80%	1.84%
Expenses net of all reductions	1.79% A	1.83%	1.78%	1.76%	1.78%	1.79%
Net investment income (loss)	(.45)% A	(.15)%	(.05)%	(.25)%	(.23)%	(.15)%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 63	$ 59	$ 121	$ 123	$ 136
Portfolio turnover rate G	120% A	117%	124% I	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.80	$ 12.07	$ 22.03	$ 20.15	$ 18.09	$ 16.54
Income from Investment Operations
Net investment income (loss) D	.05	.12	.18	.17	.16	.16
Net realized and unrealized gain (loss)	.04	2.78	(8.89)	2.29	2.04	1.62
Total from investment operations	.09	2.90	(8.71)	2.46	2.20	1.78
Distributions from net investment income	(.11)	(.17)	(.15)	(.13)	(.14)	(.23)
Distributions from net realized gain	-	-	(1.10)	(.45)	-	-
Total distributions	(.11)	(.17)	(1.25) I	(.58)	(.14)	(.23)
Net asset value, end of period	$ 14.78	$ 14.80	$ 12.07	$ 22.03	$ 20.15	$ 18.09
Total Return B, C	.63%	24.36%	(41.88)%	12.53%	12.22%	10.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.77%	.74%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.73% A	.77%	.74%	.72%	.73%	.74%
Expenses net of all reductions	.72% A	.77%	.73%	.72%	.72%	.69%
Net investment income (loss)	.62% A	.92%	1.00%	.79%	.83%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 908	$ 1,017	$ 725	$ 814	$ 537	$ 476
Portfolio turnover rate F	120% A	117%	124% H	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 114,172
Gross unrealized depreciation	(114,459)
Net unrealized appreciation (depreciation)	$ (287)

Tax cost	$ 1,400,539

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity Advisor Growth & Income Fund recognized net realized gain (loss) of $195 and a change in net unrealized appreciation (depreciation) of $0, related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $903,330 and $1,058,670, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 319	$ 4
Class T	.25%	.25%	493	4
Class B	.75%	.25%	130	98
Class C	.75%	.25%	315	9
			$ 1,257	$ 115

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	9
Class B*	30
Class C*	1
$ 55

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 375.29
Class T	295.30
Class B	42.32
Class C	92.29
Institutional Class	1,109.22
	$ 1,913

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $77 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty seven dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 1,150	$ 2,328
Class T	367	867
Institutional Class	7,716	10,023
Total	$ 9,233	$ 13,218

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	922	3,053	$ 14,138	$ 37,608
Reinvestment of distributions	58	156	858	1,807
Shares redeemed	(2,136)	(5,053)	(32,888)	(62,728)
Net increase (decrease)	(1,156)	(1,844)	$ (17,892)	$ (23,313)
Class T
Shares sold	609	1,574	$ 9,373	$ 19,285
Reinvestment of distributions	24	71	354	822
Shares redeemed	(2,177)	(5,080)	(33,258)	(63,531)
Net increase (decrease)	(1,544)	(3,435)	$ (23,531)	$ (43,424)
Class B
Shares sold	93	241	$ 1,390	$ 2,853
Shares redeemed	(448)	(1,028)	(6,655)	(12,134)
Net increase (decrease)	(355)	(787)	$ (5,265)	$ (9,281)
Class C
Shares sold	135	466	$ 1,997	$ 5,478
Shares redeemed	(534)	(1,197)	(7,991)	(13,956)
Net increase (decrease)	(399)	(731)	$ (5,994)	$ (8,478)
Institutional Class
Shares sold	5,541	15,746	$ 85,211	$ 192,645
Reinvestment of distributions	519	858	7,696	9,982
Shares redeemed	(13,363)	(7,916)	(206,672)	(100,253)
Net increase (decrease)	(7,303)	8,688	$ (113,765)	$ 102,374

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 50% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAI-USAN-0710
1.786791.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth & Income
Fund - Institutional Class

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.05%
Actual		$ 1,000.00	$ 1,004.50	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.31%
Actual		$ 1,000.00	$ 1,003.20	$ 6.54
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.59
Class B	1.83%
Actual		$ 1,000.00	$ 1,000.70	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.80%
Actual		$ 1,000.00	$ 1,000.70	$ 8.98
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,006.30	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.7	2.3
Exxon Mobil Corp.	2.9	3.6
Microsoft Corp.	2.4	2.5
Hewlett-Packard Co.	2.3	2.0
Wells Fargo & Co.	2.2	1.5
JPMorgan Chase & Co.	2.1	2.2
United Technologies Corp.	1.9	1.4
Bank of America Corp.	1.6	1.6
Cisco Systems, Inc.	1.6	2.0
Schlumberger Ltd.	1.5	1.2
	22.2
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.5	24.0
Financials	18.4	16.1
Industrials	15.1	8.2
Consumer Discretionary	11.6	11.4
Energy	10.5	10.9
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.2%		Stocks 97.4%
	Short-Term Investments and Net Other Assets 1.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	7.2%	** Foreign investments	7.6%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.1%
Fuel Systems Solutions, Inc. (a)	17,100	$ 457
Tenneco, Inc. (a)	62,000	1,374
		1,831
Automobiles - 0.4%
Ford Motor Co. (a)(c)	147,500	1,730
Harley-Davidson, Inc.	121,600	3,674
		5,404
Distributors - 0.1%
Li & Fung Ltd.	468,000	2,032
Hotels, Restaurants & Leisure - 1.5%
Buffalo Wild Wings, Inc. (a)	69,289	2,557
Darden Restaurants, Inc.	88,500	3,797
Jack in the Box, Inc. (a)	46,300	1,039
Little Sheep Group Ltd.	107,000	58
Marriott International, Inc. Class A	143,734	4,808
Sonic Corp. (a)	79,500	839
Starbucks Corp.	286,350	7,414
		20,512
Household Durables - 1.8%
D.R. Horton, Inc.	167,838	2,046
Ethan Allen Interiors, Inc.	50,570	1,022
Newell Rubbermaid, Inc.	104,900	1,748
Stanley Black & Decker, Inc.	131,200	7,320
Toll Brothers, Inc. (a)	353,500	7,448
Whirlpool Corp.	53,100	5,546
		25,130
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	38,900	4,880
Media - 2.5%
Comcast Corp. Class A (special) (non-vtg.)	319,109	5,495
DIRECTV (a)	140,400	5,292
Lamar Advertising Co. Class A (a)	71,900	2,119
McGraw-Hill Companies, Inc.	88,600	2,463
The Walt Disney Co.	300,122	10,030
Time Warner, Inc.	305,567	9,470
		34,869
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 2.0%
Kohl's Corp. (a)	153,700	$ 7,800
Target Corp.	364,900	19,898
		27,698
Specialty Retail - 2.4%
Best Buy Co., Inc.	173,119	7,314
Lowe's Companies, Inc.	801,222	19,830
RadioShack Corp.	171,915	3,514
Staples, Inc.	166,198	3,577
		34,235
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	64,555	5,607
TOTAL CONSUMER DISCRETIONARY		162,198
CONSUMER STAPLES - 7.4%
Beverages - 1.8%
Coca-Cola Enterprises, Inc.	186,200	4,860
Dr Pepper Snapple Group, Inc.	122,000	4,619
The Coca-Cola Co.	303,603	15,605
		25,084
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	225,319	7,803
Wal-Mart Stores, Inc.	165,808	8,383
Whole Foods Market, Inc. (a)	132,400	5,353
		21,539
Food Products - 1.6%
Bunge Ltd.	58,550	2,855
Kraft Foods, Inc. Class A	156,900	4,487
Mead Johnson Nutrition Co. Class A	68,900	3,398
Nestle SA	244,022	11,069
		21,809
Household Products - 1.3%
Colgate-Palmolive Co.	111,545	8,711
Procter & Gamble Co.	167,200	10,214
		18,925
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.2%
Philip Morris International, Inc.	380,977	$ 16,809
TOTAL CONSUMER STAPLES		104,166
ENERGY - 10.5%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	91,800	3,501
Cameron International Corp. (a)	187,672	6,794
Ensco International Ltd. ADR	3,300	123
Halliburton Co.	531,100	13,187
Nabors Industries Ltd. (a)	10,500	200
Oceaneering International, Inc. (a)	16,400	759
Schlumberger Ltd.	365,000	20,495
Weatherford International Ltd. (a)	566,100	7,993
		53,052
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	78,300	4,097
Chesapeake Energy Corp.	3,575	80
Exxon Mobil Corp.	669,202	40,460
Falkland Oil & Gas Ltd. (a)	72,200	202
Occidental Petroleum Corp.	246,300	20,322
Peabody Energy Corp.	151,883	5,917
Petrohawk Energy Corp. (a)	259,500	4,990
Plains Exploration & Production Co. (a)	116,090	2,566
Range Resources Corp.	81,100	3,645
Southwestern Energy Co. (a)	199,450	7,501
Ultra Petroleum Corp. (a)	100,000	4,602
		94,382
TOTAL ENERGY		147,434
FINANCIALS - 18.4%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	179,759	7,153
Bank of New York Mellon Corp.	6,600	180
Charles Schwab Corp.	4,408	72
Goldman Sachs Group, Inc.	34,100	4,919
Janus Capital Group, Inc.	239,904	2,557
Morgan Stanley	286,400	7,764
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	262,502	$ 10,020
T. Rowe Price Group, Inc.	114,500	5,670
		38,335
Commercial Banks - 5.3%
BB&T Corp.	264,656	8,003
FirstMerit Corp.	91,000	1,696
Huntington Bancshares, Inc.	203,100	1,251
PNC Financial Services Group, Inc.	278,400	17,470
Sterling Bancshares, Inc.	99,000	530
SunTrust Banks, Inc.	134,200	3,617
Synovus Financial Corp.	16,500	49
U.S. Bancorp, Delaware	460,811	11,041
Wells Fargo & Co.	1,083,059	31,073
		74,730
Consumer Finance - 1.2%
American Express Co.	221,100	8,815
Capital One Financial Corp.	179,200	7,401
Discover Financial Services	73,600	990
		17,206
Diversified Financial Services - 5.3%
Bank of America Corp.	1,441,236	22,685
Citigroup, Inc. (a)	4,655,400	18,435
CME Group, Inc.	8,300	2,628
JPMorgan Chase & Co.	737,728	29,199
Moody's Corp.	2,700	55
NBH Holdings Corp. Class A (a)(d)	39,100	762
		73,764
Insurance - 2.7%
AFLAC, Inc.	81,999	3,633
Allstate Corp.	144,300	4,420
Berkshire Hathaway, Inc. Class B (a)	228,647	16,131
Hartford Financial Services Group, Inc.	139,100	3,487
MetLife, Inc.	257,800	10,438
		38,109
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	103,700	1,482
Public Storage	49,100	4,551
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group, Inc.	27,145	$ 2,308
SL Green Realty Corp.	37,500	2,336
		10,677
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	288,300	4,564
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	65,500	673
TOTAL FINANCIALS		258,058
HEALTH CARE - 8.7%
Biotechnology - 1.0%
Amgen, Inc. (a)	56,763	2,939
ARIAD Pharmaceuticals, Inc. (a)	140,200	538
Biogen Idec, Inc. (a)	3,600	171
BioMarin Pharmaceutical, Inc. (a)	66,900	1,306
Celgene Corp. (a)	37,816	1,995
Cephalon, Inc. (a)	23,900	1,407
Gilead Sciences, Inc. (a)	20,632	741
Incyte Corp. (a)	65,900	849
SIGA Technologies, Inc. (a)	62,300	433
Vertex Pharmaceuticals, Inc. (a)	106,500	3,684
		14,063
Health Care Equipment & Supplies - 1.0%
Covidien PLC	237,955	10,087
ev3, Inc. (a)	42,900	812
Hill-Rom Holdings, Inc.	68,700	1,915
St. Jude Medical, Inc. (a)	45,877	1,713
		14,527
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	78,700	1,384
CIGNA Corp.	58,800	1,968
Express Scripts, Inc. (a)	108,300	10,895
Henry Schein, Inc. (a)	126,974	7,163
McKesson Corp.	82,000	5,740
Medco Health Solutions, Inc. (a)	74,000	4,266
UnitedHealth Group, Inc.	150,700	4,381
		35,797
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	57,800	$ 2,430
Life Technologies Corp. (a)	107,800	5,396
QIAGEN NV (a)	11,300	238
		8,064
Pharmaceuticals - 3.5%
Abbott Laboratories	145,790	6,934
Allergan, Inc.	20,300	1,222
Auxilium Pharmaceuticals, Inc. (a)	26,200	754
Johnson & Johnson	199,683	11,642
Merck & Co., Inc.	435,290	14,665
Perrigo Co.	20,300	1,206
Pfizer, Inc.	631,224	9,614
Roche Holding AG (participation certificate)	586	81
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,300	3,360
		49,478
TOTAL HEALTH CARE		121,929
INDUSTRIALS - 15.1%
Aerospace & Defense - 4.1%
AeroVironment, Inc. (a)	46,203	1,157
BE Aerospace, Inc. (a)	236,100	6,403
Honeywell International, Inc.	128,000	5,475
Lockheed Martin Corp.	553	44
Precision Castparts Corp.	93,800	10,946
The Boeing Co.	114,800	7,368
United Technologies Corp.	391,336	26,368
		57,761
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	94,800	5,509
United Parcel Service, Inc. Class B	186,954	11,733
		17,242
Airlines - 0.8%
Delta Air Lines, Inc. (a)	325,477	4,420
Southwest Airlines Co.	405,591	5,046
UAL Corp. (a)	71,900	1,439
		10,905
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	120,900	4,132
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp.	124,600	$ 5,846
Jacobs Engineering Group, Inc. (a)	128,600	5,370
Orion Marine Group, Inc. (a)	59,200	900
		12,116
Electrical Equipment - 0.0%
Vestas Wind Systems AS (a)	98	5
Industrial Conglomerates - 2.1%
3M Co.	138,221	10,962
General Electric Co.	951,683	15,560
Textron, Inc.	147,959	3,058
		29,580
Machinery - 2.6%
Cummins, Inc.	128,900	8,763
Danaher Corp.	109,400	8,684
Ingersoll-Rand Co. Ltd.	366,700	13,682
NN, Inc. (a)	32,800	203
PACCAR, Inc.	114,700	4,703
		36,035
Professional Services - 0.3%
Robert Half International, Inc.	201,100	5,086
Road & Rail - 2.8%
Avis Budget Group, Inc. (a)	106,600	1,263
CSX Corp.	287,500	15,022
Hertz Global Holdings, Inc. (a)	145,100	1,648
Landstar System, Inc.	168,955	7,086
Union Pacific Corp.	198,689	14,192
		39,211
TOTAL INDUSTRIALS		212,073
INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	972,000	22,512
Juniper Networks, Inc. (a)	220,278	5,864
QUALCOMM, Inc.	343,820	12,226
		40,602
Computers & Peripherals - 6.1%
Apple, Inc. (a)	201,036	51,699
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	96,533	$ 1,797
Hewlett-Packard Co.	706,250	32,495
		85,991
Electronic Equipment & Components - 1.0%
Agilent Technologies, Inc. (a)	316,812	10,252
Corning, Inc.	167,900	2,926
Tyco Electronics Ltd.	22,600	651
		13,829
Internet Software & Services - 1.9%
eBay, Inc. (a)	534,750	11,449
Google, Inc. Class A (a)	18,918	9,179
Move, Inc. (a)	1,092,673	2,295
OpenTable, Inc.	34,100	1,409
Rackspace Hosting, Inc. (a)	85,200	1,500
Tencent Holdings Ltd.	6,400	123
		25,955
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	83,800	4,193
International Business Machines Corp.	59,000	7,390
MasterCard, Inc. Class A	49,900	10,068
Paychex, Inc.	16,510	471
Visa, Inc. Class A	109,932	7,966
		30,088
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	35,100	827
Applied Materials, Inc.	584,072	7,540
ASML Holding NV (NY Shares)	440,500	12,449
Intel Corp.	400,400	8,577
Lam Research Corp. (a)	227,300	8,606
MEMC Electronic Materials, Inc. (a)	323,200	3,668
Micron Technology, Inc. (a)	299,100	2,719
Xilinx, Inc.	31,400	768
		45,154
Software - 4.2%
BMC Software, Inc. (a)	126,174	4,670
Citrix Systems, Inc. (a)	60,200	2,625
Informatica Corp. (a)	72,000	1,858
Longtop Financial Technologies Ltd. ADR (a)	20	1
Microsoft Corp.	1,284,860	33,149
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	98,700	$ 1,681
Oracle Corp.	502,769	11,347
Red Hat, Inc. (a)	56,700	1,662
Salesforce.com, Inc. (a)	700	61
VMware, Inc. Class A (a)	24,900	1,649
		58,703
TOTAL INFORMATION TECHNOLOGY		300,322
MATERIALS - 3.6%
Chemicals - 2.5%
Albemarle Corp.	138,015	5,943
Dow Chemical Co.	313,700	8,442
Ecolab, Inc.	127,154	6,005
FMC Corp.	103,872	6,289
Praxair, Inc.	82,796	6,425
The Mosaic Co.	33,100	1,528
		34,632
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	150,300	6,301
Barrick Gold Corp.	136,100	5,758
Carpenter Technology Corp.	108,200	4,210
Freeport-McMoRan Copper & Gold, Inc.	500	35
		16,304
TOTAL MATERIALS		50,936
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	147,533	3,585
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	150,586	6,103
Sprint Nextel Corp. (a)	828,100	4,248
		10,351
TOTAL TELECOMMUNICATION SERVICES		13,936
UTILITIES - 0.4%
Electric Utilities - 0.2%
FirstEnergy Corp.	75,400	2,655
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	62,300	$ 2,204
TOTAL UTILITIES		4,859
TOTAL COMMON STOCKS (Cost $1,330,878)		1,375,911
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.23% (e)	22,534,298	22,534
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	1,806,875	1,807
TOTAL MONEY MARKET FUNDS (Cost $24,341)		24,341
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,355,219)		1,400,252
NET OTHER ASSETS - 0.0%		419
NET ASSETS - 100%		$ 1,400,671
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $762,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	7
Total	$ 28
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 162,198	$ 162,198	$ -	$ -
Consumer Staples	104,166	104,166	-	-
Energy	147,434	147,434	-	-
Financials	258,058	257,296	-	762
Health Care	121,929	121,929	-	-
Industrials	212,073	212,073	-	-
Information Technology	300,322	300,322	-	-
Materials	50,936	50,936	-	-
Telecommunication Services	13,936	13,936	-	-
Utilities	4,859	4,859	-	-
Money Market Funds	24,341	24,341	-	-
Total Investments in Securities:	$ 1,400,252	$ 1,399,490	$ -	$ 762
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(59)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	821
Transfers out of Level 3	-
Ending Balance	$ 762
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (59)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $407,679,000 of which $1,608,000, $215,020,000 and $191,051,000 will expire on November 30, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,730) - See accompanying schedule: Unaffiliated issuers (cost $1,330,878)	$ 1,375,911
Fidelity Central Funds (cost $24,341)	24,341
Total Investments (cost $1,355,219)		$ 1,400,252
Receivable for investments sold		18,802
Receivable for fund shares sold		1,063
Dividends receivable		2,437
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		1
Other receivables		31
Total assets		1,422,590

Liabilities
Payable for investments purchased	$ 15,372
Payable for fund shares redeemed	3,588
Accrued management fee	555
Distribution fees payable	198
Other affiliated payables	354
Other payables and accrued expenses	45
Collateral on securities loaned, at value	1,807
Total liabilities		21,919

Net Assets		$ 1,400,671
Net Assets consist of:
Paid in capital		$ 1,675,850
Undistributed net investment income		2,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(323,087)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,027
Net Assets		$ 1,400,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($235,402 ÷ 16,044 shares)	$ 14.67

Maximum offering price per share (100/94.25 of $14.67)	$ 15.56
Class T: Net Asset Value and redemption price per share ($178,221 ÷ 12,153 shares)	$ 14.66

Maximum offering price per share (100/96.50 of $14.66)	$ 15.19
Class B: Net Asset Value and offering price per share ($22,376 ÷ 1,582 shares)A	$ 14.14

Class C: Net Asset Value and offering price per share ($57,043 ÷ 4,038 shares)A	$ 14.13

Institutional Class: Net Asset Value, offering price and redemption price per share ($907,629 ÷ 61,406 shares)	$ 14.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 10,377
Income from Fidelity Central Funds		28
Total income		10,405

Expenses
Management fee	$ 3,557
Transfer agent fees	1,913
Distribution fees	1,257
Accounting and security lending fees	253
Custodian fees and expenses	29
Independent trustees' compensation	4
Registration fees	46
Audit	28
Legal	3
Miscellaneous	11
Total expenses before reductions	7,101
Expense reductions	(77)	7,024
Net investment income (loss)		3,381
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,879
Foreign currency transactions	(79)
Futures contracts	195
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		144,996
Change in net unrealized appreciation (depreciation) on: Investment securities	(131,956)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(131,964)
Net gain (loss)		13,032
Net increase (decrease) in net assets resulting from operations		$ 16,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,381	$ 9,633
Net realized gain (loss)	144,996	(101,725)
Change in net unrealized appreciation (depreciation)	(131,964)	400,583
Net increase (decrease) in net assets resulting from operations	16,413	308,491
Distributions to shareholders from net investment income	(9,233)	(13,218)
Share transactions - net increase (decrease)	(166,447)	17,878
Total increase (decrease) in net assets	(159,267)	313,151

Net Assets
Beginning of period	1,559,938	1,246,787
End of period (including undistributed net investment income of $2,881 and undistributed net investment income of $8,733, respectively)	$ 1,400,671	$ 1,559,938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.67	$ 11.96	$ 21.84	$ 19.98	$ 17.94	$ 16.41
Income from Investment Operations
Net investment income (loss) E	.02	.08	.12	.10	.09	.10
Net realized and unrealized gain (loss)	.05	2.75	(8.82)	2.28	2.03	1.60
Total from investment operations	.07	2.83	(8.70)	2.38	2.12	1.70
Distributions from net investment income	(.07)	(.12)	(.09)	(.07)	(.08)	(.17)
Distributions from net realized gain	-	-	(1.10)	(.45)	-	-
Total distributions	(.07)	(.12)	(1.18) J	(.52)	(.08)	(.17)
Net asset value, end of period	$ 14.67	$ 14.67	$ 11.96	$ 21.84	$ 19.98	$ 17.94
Total Return B, C, D	.45%	23.96%	(42.07)%	12.21%	11.83%	10.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	1.09%	1.06%	1.04%	1.07%	1.10%
Expenses net of fee waivers, if any	1.05% A	1.09%	1.06%	1.04%	1.07%	1.10%
Expenses net of all reductions	1.04% A	1.08%	1.06%	1.04%	1.06%	1.05%
Net investment income (loss)	.30% A	.60%	.67%	.47%	.49%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 235	$ 252	$ 228	$ 309	$ 256	$ 182
Portfolio turnover rate G	120% A	117%	124% I	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.64	$ 11.90	$ 21.70	$ 19.85	$ 17.80	$ 16.26
Income from Investment Operations
Net investment income (loss) E	- K	.04	.08	.05	.05	.06
Net realized and unrealized gain (loss)	.05	2.75	(8.76)	2.26	2.02	1.60
Total from investment operations	.05	2.79	(8.68)	2.31	2.07	1.66
Distributions from net investment income	(.03)	(.05)	(.02)	(.01)	(.02)	(.12)
Distributions from net realized gain	-	-	(1.10)	(.45)	-	-
Total distributions	(.03)	(.05)	(1.12) J	(.46)	(.02)	(.12)
Net asset value, end of period	$ 14.66	$ 14.64	$ 11.90	$ 21.70	$ 19.85	$ 17.80
Total Return B, C, D	.32%	23.57%	(42.16)%	11.88%	11.62%	10.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.34%	1.28%	1.26%	1.28%	1.32%
Expenses net of fee waivers, if any	1.31% A	1.34%	1.28%	1.26%	1.28%	1.32%
Expenses net of all reductions	1.30% A	1.34%	1.28%	1.25%	1.27%	1.27%
Net investment income (loss)	.04% A	.35%	.45%	.26%	.28%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 178	$ 201	$ 204	$ 440	$ 505	$ 607
Portfolio turnover rate G	120% A	117%	124% I	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 11.49	$ 21.02	$ 19.18	$ 17.28	$ 15.78
Income from Investment Operations
Net investment income (loss) E	(.04)	(.02)	(.01)	(.06)	(.05)	(.03)
Net realized and unrealized gain (loss)	.05	2.66	(8.48)	2.20	1.95	1.55
Total from investment operations	.01	2.64	(8.49)	2.14	1.90	1.52
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	-	-	(1.04)	(.30)	-	-
Total distributions	-	-	(1.04) J	(.30)	-	(.02)
Net asset value, end of period	$ 14.14	$ 14.13	$ 11.49	$ 21.02	$ 19.18	$ 17.28
Total Return B, C, D	.07%	22.98%	(42.48)%	11.30%	11.00%	9.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.85%	1.81%	1.81%	1.85%	1.87%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.81%	1.81%	1.85%	1.87%
Expenses net of all reductions	1.82% A	1.84%	1.81%	1.81%	1.84%	1.83%
Net investment income (loss)	(.48)% A	(.16)%	(.08)%	(.30)%	(.29)%	(.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 27	$ 31	$ 84	$ 140	$ 231
Portfolio turnover rate G	120% A	117%	124% I	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.12	$ 11.47	$ 20.99	$ 19.21	$ 17.30	$ 15.81
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.01)	(.05)	(.04)	(.02)
Net realized and unrealized gain (loss)	.04	2.67	(8.47)	2.20	1.95	1.54
Total from investment operations	.01	2.65	(8.48)	2.15	1.91	1.52
Distributions from net investment income	-	-	-	-	-	(.03)
Distributions from net realized gain	-	-	(1.04)	(.37)	-	-
Total distributions	-	-	(1.04) J	(.37)	-	(.03)
Net asset value, end of period	$ 14.13	$ 14.12	$ 11.47	$ 20.99	$ 19.21	$ 17.30
Total Return B, C, D	.07%	23.10%	(42.49)%	11.38%	11.04%	9.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.84%	1.79%	1.77%	1.80%	1.84%
Expenses net of fee waivers, if any	1.80% A	1.84%	1.79%	1.77%	1.80%	1.84%
Expenses net of all reductions	1.79% A	1.83%	1.78%	1.76%	1.78%	1.79%
Net investment income (loss)	(.45)% A	(.15)%	(.05)%	(.25)%	(.23)%	(.15)%
Supplemental Data
Net assets, end of period (in millions)	$ 57	$ 63	$ 59	$ 121	$ 123	$ 136
Portfolio turnover rate G	120% A	117%	124% I	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.035 per share is comprised of distributions from net realized gain of $1.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.80	$ 12.07	$ 22.03	$ 20.15	$ 18.09	$ 16.54
Income from Investment Operations
Net investment income (loss) D	.05	.12	.18	.17	.16	.16
Net realized and unrealized gain (loss)	.04	2.78	(8.89)	2.29	2.04	1.62
Total from investment operations	.09	2.90	(8.71)	2.46	2.20	1.78
Distributions from net investment income	(.11)	(.17)	(.15)	(.13)	(.14)	(.23)
Distributions from net realized gain	-	-	(1.10)	(.45)	-	-
Total distributions	(.11)	(.17)	(1.25) I	(.58)	(.14)	(.23)
Net asset value, end of period	$ 14.78	$ 14.80	$ 12.07	$ 22.03	$ 20.15	$ 18.09
Total Return B, C	.63%	24.36%	(41.88)%	12.53%	12.22%	10.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.77%	.74%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.73% A	.77%	.74%	.72%	.73%	.74%
Expenses net of all reductions	.72% A	.77%	.73%	.72%	.72%	.69%
Net investment income (loss)	.62% A	.92%	1.00%	.79%	.83%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 908	$ 1,017	$ 725	$ 814	$ 537	$ 476
Portfolio turnover rate F	120% A	117%	124% H	88%	109%	187%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 114,172
Gross unrealized depreciation	(114,459)
Net unrealized appreciation (depreciation)	$ (287)

Tax cost	$ 1,400,539

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity Advisor Growth & Income Fund recognized net realized gain (loss) of $195 and a change in net unrealized appreciation (depreciation) of $0, related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $903,330 and $1,058,670, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 319	$ 4
Class T	.25%	.25%	493	4
Class B	.75%	.25%	130	98
Class C	.75%	.25%	315	9
			$ 1,257	$ 115

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	9
Class B*	30
Class C*	1
$ 55

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 375.29
Class T	295.30
Class B	42.32
Class C	92.29
Institutional Class	1,109.22
	$ 1,913

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $19 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $77 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty seven dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 1,150	$ 2,328
Class T	367	867
Institutional Class	7,716	10,023
Total	$ 9,233	$ 13,218

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	922	3,053	$ 14,138	$ 37,608
Reinvestment of distributions	58	156	858	1,807
Shares redeemed	(2,136)	(5,053)	(32,888)	(62,728)
Net increase (decrease)	(1,156)	(1,844)	$ (17,892)	$ (23,313)
Class T
Shares sold	609	1,574	$ 9,373	$ 19,285
Reinvestment of distributions	24	71	354	822
Shares redeemed	(2,177)	(5,080)	(33,258)	(63,531)
Net increase (decrease)	(1,544)	(3,435)	$ (23,531)	$ (43,424)
Class B
Shares sold	93	241	$ 1,390	$ 2,853
Shares redeemed	(448)	(1,028)	(6,655)	(12,134)
Net increase (decrease)	(355)	(787)	$ (5,265)	$ (9,281)
Class C
Shares sold	135	466	$ 1,997	$ 5,478
Shares redeemed	(534)	(1,197)	(7,991)	(13,956)
Net increase (decrease)	(399)	(731)	$ (5,994)	$ (8,478)
Institutional Class
Shares sold	5,541	15,746	$ 85,211	$ 192,645
Reinvestment of distributions	519	858	7,696	9,982
Shares redeemed	(13,363)	(7,916)	(206,672)	(100,253)
Net increase (decrease)	(7,303)	8,688	$ (113,765)	$ 102,374

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 50% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAII-USAN-0710
1.786792.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth Opportunities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	.90%
Actual		$ 1,000.00	$ 1,066.40	$ 4.64
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.08%
Actual		$ 1,000.00	$ 1,065.10	$ 5.56
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.44
Class B	1.65%
Actual		$ 1,000.00	$ 1,062.40	$ 8.48
Hypothetical A		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,062.10	$ 8.48
Hypothetical A		$ 1,000.00	$ 1,016.70	$ 8.30
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,068.10	$ 2.84
Hypothetical A		$ 1,000.00	$ 1,022.19	$ 2.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.6	4.4
Google, Inc. Class A	2.8	4.7
Salesforce.com, Inc.	2.3	1.6
Cree, Inc.	2.3	1.9
Hyatt Hotels Corp. Class A	2.1	0.5
Microsoft Corp.	2.0	2.7
Amazon.com, Inc.	1.8	1.6
Cisco Systems, Inc.	1.7	1.9
Silicon Laboratories, Inc.	1.7	0.0
Red Hat, Inc.	1.5	1.4
	23.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.9	39.5
Consumer Discretionary	18.1	15.2
Health Care	17.5	15.7
Consumer Staples	8.1	9.9
Industrials	5.5	6.7
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 99.4%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	3.9%	** Foreign investments	5.0%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.7%
Johnson Controls, Inc.	147,900	$ 4,220
Tenneco, Inc. (a)	249,000	5,518
		9,738
Diversified Consumer Services - 1.0%
Coinstar, Inc. (a)(c)	256,800	13,780
Hotels, Restaurants & Leisure - 6.1%
BJ's Restaurants, Inc. (a)	234,445	5,437
Buffalo Wild Wings, Inc. (a)	36,000	1,328
Chipotle Mexican Grill, Inc. (a)	6,000	854
Hyatt Hotels Corp. Class A	688,400	27,853
Las Vegas Sands Corp. unit	13,100	5,181
McDonald's Corp.	183,500	12,271
Starbucks Corp.	694,900	17,991
Starwood Hotels & Resorts Worldwide, Inc.	126,500	5,851
Texas Roadhouse, Inc. Class A (a)	400,200	5,843
		82,609
Household Durables - 1.2%
Gafisa SA sponsored ADR (c)	172,100	2,048
Lennar Corp. Class A	428,000	7,404
Tempur-Pedic International, Inc. (a)	96,900	3,217
Tupperware Brands Corp.	77,600	3,297
		15,966
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	193,400	24,264
Media - 1.2%
Comcast Corp. Class A	66,500	1,203
DIRECTV (a)	173,300	6,532
DreamWorks Animation SKG, Inc. Class A (a)	53,200	1,580
The Walt Disney Co.	212,900	7,115
		16,430
Multiline Retail - 0.9%
Target Corp.	231,800	12,640
Specialty Retail - 2.1%
Bed Bath & Beyond, Inc. (a)	54,000	2,423
Best Buy Co., Inc.	161,800	6,836
Home Depot, Inc.	151,200	5,120
Jos. A. Bank Clothiers, Inc. (a)	53,600	3,252
Lumber Liquidators Holdings, Inc. (a)(c)	88,009	2,597
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	276,800	$ 5,957
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	117,400	3,003
		29,188
Textiles, Apparel & Luxury Goods - 3.1%
Coach, Inc.	92,600	3,807
lululemon athletica, Inc. (a)(c)	477,658	19,517
NIKE, Inc. Class B	52,800	3,822
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	392,500	14,789
		41,935
TOTAL CONSUMER DISCRETIONARY		246,550
CONSUMER STAPLES - 8.1%
Beverages - 2.6%
Dr Pepper Snapple Group, Inc.	307,300	11,634
PepsiCo, Inc.	160,200	10,075
The Coca-Cola Co.	262,700	13,503
		35,212
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	79,600	4,637
Wal-Mart Stores, Inc.	351,680	17,781
Walgreen Co.	105,500	3,380
		25,798
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)(c)	147,900	3,498
Tyson Foods, Inc. Class A	158,900	2,793
		6,291
Household Products - 0.9%
Procter & Gamble Co.	203,200	12,413
Personal Products - 0.9%
Avon Products, Inc.	214,842	5,691
Herbalife Ltd.	114,200	5,156
Nu Skin Enterprises, Inc. Class A	57,600	1,657
		12,504
Tobacco - 1.3%
Philip Morris International, Inc.	416,190	18,362
TOTAL CONSUMER STAPLES		110,580
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 3.6%
Energy Equipment & Services - 0.9%
FMC Technologies, Inc. (a)	36,670	$ 2,132
National Oilwell Varco, Inc.	91,388	3,485
Schlumberger Ltd.	71,500	4,015
Transocean Ltd. (a)	38,986	2,213
		11,845
Oil, Gas & Consumable Fuels - 2.7%
Cameco Corp. (c)	58,600	1,446
Chesapeake Energy Corp.	219,864	4,912
EOG Resources, Inc.	15,000	1,573
EXCO Resources, Inc.	118,800	2,049
Exxon Mobil Corp.	65,700	3,972
Peabody Energy Corp.	129,649	5,051
Petrohawk Energy Corp. (a)	336,100	6,463
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (c)	115,100	4,100
Range Resources Corp.	61,529	2,766
Southwestern Energy Co. (a)	127,093	4,780
		37,112
TOTAL ENERGY		48,957
FINANCIALS - 3.3%
Capital Markets - 0.7%
Charles Schwab Corp.	233,100	3,809
Goldman Sachs Group, Inc.	13,791	1,989
Knight Capital Group, Inc. Class A (a)	94,700	1,384
Morgan Stanley	44,400	1,204
Northern Trust Corp.	26,200	1,331
		9,717
Commercial Banks - 0.7%
Signature Bank, New York (a)	45,400	1,718
Wells Fargo & Co.	282,300	8,099
		9,817
Consumer Finance - 0.6%
Discover Financial Services	586,333	7,886
Diversified Financial Services - 1.1%
Bank of America Corp.	140,900	2,218
BM&F BOVESPA SA	581,558	3,829
Citigroup, Inc. (a)	445,300	1,763
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	4,400	$ 1,393
JPMorgan Chase & Co.	130,800	5,177
		14,380
Insurance - 0.1%
The First American Corp.	61,700	2,100
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	21,578	1,835
TOTAL FINANCIALS		45,735
HEALTH CARE - 17.5%
Biotechnology - 11.7%
Alexion Pharmaceuticals, Inc. (a)	196,400	9,826
Alkermes, Inc. (a)	219,801	2,496
Alnylam Pharmaceuticals, Inc. (a)(c)	204,733	3,235
Celgene Corp. (a)	66,335	3,500
Cepheid, Inc. (a)	511,299	9,142
Dendreon Corp. (a)	474,400	20,589
Exelixis, Inc. (a)	588,300	3,047
Gilead Sciences, Inc. (a)	37,748	1,356
Human Genome Sciences, Inc. (a)	591,158	14,637
ImmunoGen, Inc. (a)(c)	538,191	4,768
Immunomedics, Inc. (a)(c)	1,758,087	6,118
InterMune, Inc. (a)(c)	613,700	5,548
Isis Pharmaceuticals, Inc. (a)	1,134,929	10,441
Metabolix, Inc. (a)(c)	356,400	5,168
Micromet, Inc. (a)(c)	338,134	2,059
Myriad Genetics, Inc. (a)	95,700	1,747
Myriad Pharmaceuticals, Inc. (a)	325,500	1,309
Pharmasset, Inc. (a)	204,147	6,014
Regeneron Pharmaceuticals, Inc. (a)	257,100	7,345
Rigel Pharmaceuticals, Inc. (a)	755,500	4,926
Seattle Genetics, Inc. (a)	1,429,510	18,912
Transition Therapeutics, Inc. (a)	537,433	2,323
Vertex Pharmaceuticals, Inc. (a)	429,790	14,866
		159,372
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	45,000	1,900
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	37,100	$ 1,454
Thoratec Corp. (a)	122,100	5,357
		8,711
Health Care Providers & Services - 1.3%
Express Scripts, Inc. (a)	64,000	6,438
McKesson Corp.	54,400	3,808
Medco Health Solutions, Inc. (a)	77,200	4,451
UnitedHealth Group, Inc.	90,500	2,631
		17,328
Health Care Technology - 0.2%
Cerner Corp. (a)	25,300	2,118
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	78,600	3,304
Pharmaceuticals - 3.5%
Abbott Laboratories	188,900	8,984
Allergan, Inc.	83,500	5,026
Elan Corp. PLC sponsored ADR (a)	1,249,300	7,171
Johnson & Johnson	140,400	8,185
MAP Pharmaceuticals, Inc. (a)	345,757	5,159
Merck & Co., Inc.	229,000	7,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	97,200	5,329
		47,569
TOTAL HEALTH CARE		238,402
INDUSTRIALS - 5.5%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	133,800	5,723
ITT Corp.	43,200	2,086
The Boeing Co.	217,600	13,966
		21,775
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	162,400	10,192
Construction & Engineering - 0.3%
Fluor Corp.	29,600	1,389
KBR, Inc.	33,300	732
Quanta Services, Inc. (a)	81,559	1,691
		3,812
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
American Superconductor Corp. (a)(c)	25,800	$ 791
First Solar, Inc. (a)(c)	29,200	3,281
		4,072
Industrial Conglomerates - 0.6%
3M Co.	109,900	8,716
Machinery - 1.3%
Caterpillar, Inc.	131,000	7,960
Danaher Corp.	96,300	7,644
Deere & Co.	35,100	2,025
		17,629
Road & Rail - 0.7%
Hertz Global Holdings, Inc. (a)(c)	53,400	607
Union Pacific Corp.	120,400	8,600
		9,207
TOTAL INDUSTRIALS		75,403
INFORMATION TECHNOLOGY - 41.9%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	1,013,400	23,470
F5 Networks, Inc. (a)	64,600	4,543
Infinera Corp. (a)	242,978	1,711
Juniper Networks, Inc. (a)	164,300	4,374
Palm, Inc. (a)(c)	932,884	5,317
QUALCOMM, Inc.	280,095	9,960
Research In Motion Ltd. (a)	58,900	3,587
Riverbed Technology, Inc. (a)	127,300	3,403
		56,365
Computers & Peripherals - 7.5%
Apple, Inc. (a)	297,058	76,388
Hewlett-Packard Co.	424,200	19,517
Lexmark International, Inc. Class A (a)	39,300	1,476
NetApp, Inc. (a)	123,000	4,635
		102,016
Electronic Equipment & Components - 1.0%
Corning, Inc.	234,000	4,079
Prime View International Co. Ltd. sponsored GDR (a)(d)	10,600	161
Universal Display Corp. (a)(c)	653,300	10,120
		14,360
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.3%
Baidu.com, Inc. sponsored ADR (a)	81,000	$ 5,930
eBay, Inc. (a)	231,300	4,952
Google, Inc. Class A (a)	77,015	37,366
LogMeIn, Inc.	224,600	5,718
OpenTable, Inc. (c)	107,300	4,435
		58,401
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	186,116	9,313
International Business Machines Corp.	113,100	14,167
MasterCard, Inc. Class A	20,600	4,156
VeriFone Holdings, Inc. (a)	306,200	6,179
Visa, Inc. Class A	281,300	20,383
		54,198
Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices, Inc. (a)	396,100	3,395
Analog Devices, Inc.	49,600	1,447
Applied Materials, Inc.	174,600	2,254
Atheros Communications, Inc. (a)	314,300	10,686
Broadcom Corp. Class A	242,000	8,354
Cree, Inc. (a)	469,500	31,161
Cypress Semiconductor Corp. (a)	1,443,773	16,445
Intel Corp.	712,780	15,268
International Rectifier Corp. (a)	291,300	6,106
MaxLinear, Inc. Class A (a)	2,200	35
NVIDIA Corp. (a)	903,000	11,865
Power Integrations, Inc.	128,000	4,349
Rambus, Inc. (a)(c)	555,800	13,028
Rubicon Technology, Inc. (a)(c)	332,795	9,045
Silicon Laboratories, Inc. (a)	508,800	23,115
Tessera Technologies, Inc. (a)	140,458	2,441
Texas Instruments, Inc.	195,200	4,767
Xilinx, Inc.	105,900	2,589
		166,350
Software - 8.8%
ArcSight, Inc. (a)	305,000	6,606
Citrix Systems, Inc. (a)	30,700	1,339
Fortinet, Inc. (c)	141,100	2,303
Microsoft Corp.	1,040,400	26,842
Oracle Corp.	378,500	8,543
Red Hat, Inc. (a)	717,700	21,036
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	371,700	$ 32,163
Solera Holdings, Inc.	75,500	2,618
SuccessFactors, Inc. (a)	469,600	10,453
TiVo, Inc. (a)	873,300	7,895
		119,798
TOTAL INFORMATION TECHNOLOGY		571,488
MATERIALS - 1.4%
Chemicals - 0.5%
Dow Chemical Co.	82,200	2,212
Monsanto Co.	75,700	3,851
The Mosaic Co.	28,700	1,325
		7,388
Metals & Mining - 0.9%
Barrick Gold Corp.	95,300	4,032
Freeport-McMoRan Copper & Gold, Inc.	71,100	4,981
Nucor Corp.	74,100	3,190
		12,203
TOTAL MATERIALS		19,591
TOTAL COMMON STOCKS (Cost $1,139,788)		1,356,706
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.23% (e)	13,510,991	13,511
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	99,299,075	99,299
TOTAL MONEY MARKET FUNDS (Cost $112,810)		112,810
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,252,598)		1,469,516
NET OTHER ASSETS - (7.7)%		(105,560)
NET ASSETS - 100%		$ 1,363,956
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,000 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	403
Total	$ 407
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 246,550	$ 241,369	$ 5,181	$ -
Consumer Staples	110,580	110,580	-	-
Energy	48,957	48,957	-	-
Financials	45,735	45,735	-	-
Health Care	238,402	238,402	-	-
Industrials	75,403	75,403	-	-
Information Technology	571,488	571,488	-	-
Materials	19,591	19,591	-	-
Money Market Funds	112,810	112,810	-	-
Total Investments in Securities:	$ 1,469,516	$ 1,464,335	$ 5,181	$ -
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $880,955,000 of which $121,412,000, $282,720,000 and $476,823,000 will expire on November 30, 2010, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $4,105,000 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $96,050) - See accompanying schedule: Unaffiliated issuers (cost $1,139,788)	$ 1,356,706
Fidelity Central Funds (cost $112,810)	112,810
Total Investments (cost $1,252,598)		$ 1,469,516
Foreign currency held at value (cost $19)		19
Receivable for investments sold		711
Receivable for fund shares sold		697
Dividends receivable		1,372
Distributions receivable from Fidelity Central Funds		72
Prepaid expenses		1
Other receivables		148
Total assets		1,472,536

Liabilities
Payable for investments purchased	$ 3,631
Payable for fund shares redeemed	4,229
Accrued management fee	334
Distribution fees payable	543
Other affiliated payables	360
Other payables and accrued expenses	184
Collateral on securities loaned, at value	99,299
Total liabilities		108,580

Net Assets		$ 1,363,956
Net Assets consist of:
Paid in capital		$ 1,975,185
Accumulated net investment loss		(1,422)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(826,722)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		216,915
Net Assets		$ 1,363,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($232,534 ÷ 8,333 shares)	$ 27.91

Maximum offering price per share (100/94.25 of $27.91)	$ 29.61
Class T: Net Asset Value and redemption price per share ($1,037,666 ÷ 36,835 shares)	$ 28.17

Maximum offering price per share (100/96.50 of $28.17)	$ 29.19
Class B: Net Asset Value and offering price per share ($18,681 ÷ 703 shares)A	$ 26.57

Class C: Net Asset Value and offering price per share ($36,817 ÷ 1,379 shares)A	$ 26.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,258 ÷ 1,331 shares)	$ 28.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,890
Income from Fidelity Central Funds (including $403 from security lending)		407
Total income		6,297

Expenses
Management fee Basic fee	$ 3,974
Performance adjustment	(1,999)
Transfer agent fees	1,910
Distribution fees	3,329
Accounting and security lending fees	247
Custodian fees and expenses	19
Independent trustees' compensation	5
Registration fees	39
Audit	31
Legal	5
Miscellaneous	11
Total expenses before reductions	7,571
Expense reductions	(13)	7,558
Net investment income (loss)		(1,261)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,968
Foreign currency transactions	(26)
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		60,947
Change in net unrealized appreciation (depreciation) on: Investment securities	30,589
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		30,585
Net gain (loss)		91,532
Net increase (decrease) in net assets resulting from operations		$ 90,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,261)	$ 3,135
Net realized gain (loss)	60,947	(403,907)
Change in net unrealized appreciation (depreciation)	30,585	799,528
Net increase (decrease) in net assets resulting from operations	90,271	398,756
Distributions to shareholders from net investment income	(3,266)	-
Distributions to shareholders from net realized gain	(988)	-
Total distributions	(4,254)	-
Share transactions - net increase (decrease)	(93,289)	(176,414)
Total increase (decrease) in net assets	(7,272)	222,342

Net Assets
Beginning of period	1,371,228	1,148,886
End of period (including accumulated net investment loss of $1,422 and undistributed net investment income of $3,105, respectively)	$ 1,363,956	$ 1,371,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.30	$ 18.92	$ 41.72	$ 35.07	$ 32.68	$ 29.33
Income from Investment Operations
Net investment income (loss) E	- J	.10	(.02)	(.20)	(.07) H	.08
Net realized and unrealized gain (loss)	1.74	7.28	(22.78)	6.85	2.55	3.45
Total from investment operations	1.74	7.38	(22.80)	6.65	2.48	3.53
Distributions from net investment income	(.11)	-	-	-	(.09)	(.18)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.13)	-	-	-	(.09)	(.18)
Net asset value, end of period	$ 27.91	$ 26.30	$ 18.92	$ 41.72	$ 35.07	$ 32.68
Total Return B,C,D	6.64%	39.01%	(54.65)%	18.96%	7.60%	12.10%
Ratios to Average Net Assets F,I
Expenses before reductions	.90% A	.80%	1.08%	1.11%	.98%	1.12%
Expenses net of fee waivers, if any	.90% A	.80%	1.08%	1.11%	.98%	1.12%
Expenses net of all reductions	.89% A	.80%	1.08%	1.10%	.97%	1.07%
Net investment income (loss)	(.01)% A	.45%	(.05)%	(.53)%	(.21)% H	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 233	$ 236	$ 192	$ 475	$ 415	$ 365
Portfolio turnover rate G	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.52	$ 19.12	$ 42.24	$ 35.57	$ 33.11	$ 29.67
Income from Investment Operations
Net investment income (loss) E	(.03)	.05	(.08)	(.27)	(.12) H	.04
Net realized and unrealized gain (loss)	1.75	7.35	(23.04)	6.94	2.59	3.49
Total from investment operations	1.72	7.40	(23.12)	6.67	2.47	3.53
Distributions from net investment income	(.05)	-	-	-	(.01)	(.09)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.07)	-	-	-	(.01)	(.09)
Net asset value, end of period	$ 28.17	$ 26.52	$ 19.12	$ 42.24	$ 35.57	$ 33.11
Total Return B,C,D	6.51%	38.70%	(54.73)%	18.75%	7.45%	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	1.08% A	1.03%	1.27%	1.28%	1.14%	1.25%
Expenses net of fee waivers, if any	1.08% A	1.03%	1.27%	1.28%	1.14%	1.25%
Expenses net of all reductions	1.08% A	1.02%	1.26%	1.27%	1.13%	1.20%
Net investment income (loss)	(.20)% A	.23%	(.24)%	(.70)%	(.36)% H	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 1,038	$ 1,051	$ 876	$ 2,234	$ 2,286	$ 3,132
Portfolio turnover rate G	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.01	$ 18.13	$ 40.28	$ 34.11	$ 31.93	$ 28.70
Income from Investment Operations
Net investment income (loss) E	(.10)	(.06)	(.26)	(.47)	(.31) H	(.15)
Net realized and unrealized gain (loss)	1.66	6.94	(21.89)	6.64	2.49	3.38
Total from investment operations	1.56	6.88	(22.15)	6.17	2.18	3.23
Net asset value, end of period	$ 26.57	$ 25.01	$ 18.13	$ 40.28	$ 34.11	$ 31.93
Total Return B,C,D	6.24%	37.95%	(54.99)%	18.09%	6.83%	11.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.56%	1.83%	1.87%	1.76%	1.86%
Expenses net of fee waivers, if any	1.65% A	1.56%	1.83%	1.87%	1.76%	1.86%
Expenses net of all reductions	1.65% A	1.55%	1.82%	1.86%	1.75%	1.81%
Net investment income (loss)	(.76)% A	(.30)%	(.80)%	(1.29)%	(.98)% H	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 21	$ 20	$ 63	$ 121	$ 271
Portfolio turnover rate G	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.14	$ 18.22	$ 40.47	$ 34.28	$ 32.09	$ 28.85
Income from Investment Operations
Net investment income (loss) E	(.10)	(.06)	(.26)	(.47)	(.30) H	(.15)
Net realized and unrealized gain (loss)	1.66	6.98	(21.99)	6.66	2.49	3.39
Total from investment operations	1.56	6.92	(22.25)	6.19	2.19	3.24
Net asset value, end of period	$ 26.70	$ 25.14	$ 18.22	$ 40.47	$ 34.28	$ 32.09
Total Return B,C,D	6.21%	37.98%	(54.98)%	18.06%	6.82%	11.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.56%	1.83%	1.85%	1.74%	1.86%
Expenses net of fee waivers, if any	1.65% A	1.56%	1.83%	1.85%	1.74%	1.86%
Expenses net of all reductions	1.64% A	1.55%	1.83%	1.85%	1.73%	1.81%
Net investment income (loss)	(.76)% A	(.30)%	(.80)%	(1.28)%	(.97)% H	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 37	$ 30	$ 82	$ 78	$ 94
Portfolio turnover rate G	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 27.11	$ 19.43	$ 42.70	$ 35.76	$ 33.23	$ 29.78
Income from Investment Operations
Net investment income (loss) D	.05	.17	.12	(.05)	.05 G	.19
Net realized and unrealized gain (loss)	1.79	7.51	(23.39)	6.99	2.63	3.50
Total from investment operations	1.84	7.68	(23.27)	6.94	2.68	3.69
Distributions from net investment income	(.19)	-	-	-	(.15)	(.24)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.21)	-	-	-	(.15)	(.24)
Net asset value, end of period	$ 28.74	$ 27.11	$ 19.43	$ 42.70	$ 35.76	$ 33.23
Total Return B,C	6.81%	39.53%	(54.50)%	19.41%	8.10%	12.48%
Ratios to Average Net Assets E,H
Expenses before reductions	.55% A	.46%	.70%	.71%	.62%	.76%
Expenses net of fee waivers, if any	.55% A	.46%	.70%	.71%	.62%	.76%
Expenses net of all reductions	.55% A	.46%	.70%	.71%	.61%	.71%
Net investment income (loss)	.33% A	.79%	.33%	(.14)%	.16% G	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 26	$ 31	$ 153	$ 117	$ 177
Portfolio turnover rate F	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 311,250
Gross unrealized depreciation	(96,786)
Net unrealized appreciation (depreciation)	$ 214,464
Tax cost	$ 1,255,052

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $212,073 and $310,187, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 306	$ 4
Class T	.25%	.25%	2,728	31
Class B	.75%	.25%	103	78
Class C	.75%	.25%	192	8
			$ 3,329	$ 121

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	13
Class B*	21
Class C*	1
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 391.32
Class T	1,391.25
Class B	33.32
Class C	62.32
Institutional Class	33.22
	$ 1,910

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The average daily loan balance during the period for which loans were outstanding amounted to $7,611. The weighted average interest rate was .37%. The interest expense amounted to two hundred and thirty-five dollars under the interfund lending program. At period end, there were no interfund loans outstanding.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 994	$ -
Class T	2,094	-
Institutional Class	178	-
Total	$ 3,266	$ -
From net realized gain
Class A	$ 179	$ -
Class T	790	-
Institutional Class	19	-
Total	$ 988	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	321	951	$ 9,121	$ 20,363
Reinvestment of distributions	42	-	1,110	-
Shares redeemed	(1,014)	(2,130)	(28,692)	(44,733)
Net increase (decrease)	(651)	(1,179)	$ (18,461)	$ (24,370)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class T
Shares sold	1,880	4,293	$ 53,918	$ 91,698
Reinvestment of distributions	102	-	2,747	-
Shares redeemed	(4,795)	(10,462)	(136,609)	(221,023)
Net increase (decrease)	(2,813)	(6,169)	$ (79,944)	$ (129,325)
Class B
Shares sold	40	142	$ 1,091	$ 2,735
Shares redeemed	(161)	(402)	(4,383)	(8,040)
Net increase (decrease)	(121)	(260)	$ (3,292)	$ (5,305)
Class C
Shares sold	58	163	$ 1,573	$ 3,319
Shares redeemed	(144)	(330)	(3,899)	(6,583)
Net increase (decrease)	(86)	(167)	$ (2,326)	$ (3,264)
Institutional Class
Shares sold	492	359	$ 14,260	$ 7,629
Reinvestment of distributions	7	-	183	-
Shares redeemed	(128)	(1,011)	(3,709)	(21,779)
Net increase (decrease)	371	(652)	$ 10,734	$ (14,150)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

GO-USAN-0710
1.786793.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Growth Opportunities
Fund - Institutional Class

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	.90%
Actual		$ 1,000.00	$ 1,066.40	$ 4.64
Hypothetical A		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.08%
Actual		$ 1,000.00	$ 1,065.10	$ 5.56
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.44
Class B	1.65%
Actual		$ 1,000.00	$ 1,062.40	$ 8.48
Hypothetical A		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,062.10	$ 8.48
Hypothetical A		$ 1,000.00	$ 1,016.70	$ 8.30
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,068.10	$ 2.84
Hypothetical A		$ 1,000.00	$ 1,022.19	$ 2.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.6	4.4
Google, Inc. Class A	2.8	4.7
Salesforce.com, Inc.	2.3	1.6
Cree, Inc.	2.3	1.9
Hyatt Hotels Corp. Class A	2.1	0.5
Microsoft Corp.	2.0	2.7
Amazon.com, Inc.	1.8	1.6
Cisco Systems, Inc.	1.7	1.9
Silicon Laboratories, Inc.	1.7	0.0
Red Hat, Inc.	1.5	1.4
	23.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	41.9	39.5
Consumer Discretionary	18.1	15.2
Health Care	17.5	15.7
Consumer Staples	8.1	9.9
Industrials	5.5	6.7
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 99.4%		Stocks 99.8%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	3.9%	** Foreign investments	5.0%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.7%
Johnson Controls, Inc.	147,900	$ 4,220
Tenneco, Inc. (a)	249,000	5,518
		9,738
Diversified Consumer Services - 1.0%
Coinstar, Inc. (a)(c)	256,800	13,780
Hotels, Restaurants & Leisure - 6.1%
BJ's Restaurants, Inc. (a)	234,445	5,437
Buffalo Wild Wings, Inc. (a)	36,000	1,328
Chipotle Mexican Grill, Inc. (a)	6,000	854
Hyatt Hotels Corp. Class A	688,400	27,853
Las Vegas Sands Corp. unit	13,100	5,181
McDonald's Corp.	183,500	12,271
Starbucks Corp.	694,900	17,991
Starwood Hotels & Resorts Worldwide, Inc.	126,500	5,851
Texas Roadhouse, Inc. Class A (a)	400,200	5,843
		82,609
Household Durables - 1.2%
Gafisa SA sponsored ADR (c)	172,100	2,048
Lennar Corp. Class A	428,000	7,404
Tempur-Pedic International, Inc. (a)	96,900	3,217
Tupperware Brands Corp.	77,600	3,297
		15,966
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	193,400	24,264
Media - 1.2%
Comcast Corp. Class A	66,500	1,203
DIRECTV (a)	173,300	6,532
DreamWorks Animation SKG, Inc. Class A (a)	53,200	1,580
The Walt Disney Co.	212,900	7,115
		16,430
Multiline Retail - 0.9%
Target Corp.	231,800	12,640
Specialty Retail - 2.1%
Bed Bath & Beyond, Inc. (a)	54,000	2,423
Best Buy Co., Inc.	161,800	6,836
Home Depot, Inc.	151,200	5,120
Jos. A. Bank Clothiers, Inc. (a)	53,600	3,252
Lumber Liquidators Holdings, Inc. (a)(c)	88,009	2,597
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	276,800	$ 5,957
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	117,400	3,003
		29,188
Textiles, Apparel & Luxury Goods - 3.1%
Coach, Inc.	92,600	3,807
lululemon athletica, Inc. (a)(c)	477,658	19,517
NIKE, Inc. Class B	52,800	3,822
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	392,500	14,789
		41,935
TOTAL CONSUMER DISCRETIONARY		246,550
CONSUMER STAPLES - 8.1%
Beverages - 2.6%
Dr Pepper Snapple Group, Inc.	307,300	11,634
PepsiCo, Inc.	160,200	10,075
The Coca-Cola Co.	262,700	13,503
		35,212
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	79,600	4,637
Wal-Mart Stores, Inc.	351,680	17,781
Walgreen Co.	105,500	3,380
		25,798
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)(c)	147,900	3,498
Tyson Foods, Inc. Class A	158,900	2,793
		6,291
Household Products - 0.9%
Procter & Gamble Co.	203,200	12,413
Personal Products - 0.9%
Avon Products, Inc.	214,842	5,691
Herbalife Ltd.	114,200	5,156
Nu Skin Enterprises, Inc. Class A	57,600	1,657
		12,504
Tobacco - 1.3%
Philip Morris International, Inc.	416,190	18,362
TOTAL CONSUMER STAPLES		110,580
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 3.6%
Energy Equipment & Services - 0.9%
FMC Technologies, Inc. (a)	36,670	$ 2,132
National Oilwell Varco, Inc.	91,388	3,485
Schlumberger Ltd.	71,500	4,015
Transocean Ltd. (a)	38,986	2,213
		11,845
Oil, Gas & Consumable Fuels - 2.7%
Cameco Corp. (c)	58,600	1,446
Chesapeake Energy Corp.	219,864	4,912
EOG Resources, Inc.	15,000	1,573
EXCO Resources, Inc.	118,800	2,049
Exxon Mobil Corp.	65,700	3,972
Peabody Energy Corp.	129,649	5,051
Petrohawk Energy Corp. (a)	336,100	6,463
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (c)	115,100	4,100
Range Resources Corp.	61,529	2,766
Southwestern Energy Co. (a)	127,093	4,780
		37,112
TOTAL ENERGY		48,957
FINANCIALS - 3.3%
Capital Markets - 0.7%
Charles Schwab Corp.	233,100	3,809
Goldman Sachs Group, Inc.	13,791	1,989
Knight Capital Group, Inc. Class A (a)	94,700	1,384
Morgan Stanley	44,400	1,204
Northern Trust Corp.	26,200	1,331
		9,717
Commercial Banks - 0.7%
Signature Bank, New York (a)	45,400	1,718
Wells Fargo & Co.	282,300	8,099
		9,817
Consumer Finance - 0.6%
Discover Financial Services	586,333	7,886
Diversified Financial Services - 1.1%
Bank of America Corp.	140,900	2,218
BM&F BOVESPA SA	581,558	3,829
Citigroup, Inc. (a)	445,300	1,763
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	4,400	$ 1,393
JPMorgan Chase & Co.	130,800	5,177
		14,380
Insurance - 0.1%
The First American Corp.	61,700	2,100
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	21,578	1,835
TOTAL FINANCIALS		45,735
HEALTH CARE - 17.5%
Biotechnology - 11.7%
Alexion Pharmaceuticals, Inc. (a)	196,400	9,826
Alkermes, Inc. (a)	219,801	2,496
Alnylam Pharmaceuticals, Inc. (a)(c)	204,733	3,235
Celgene Corp. (a)	66,335	3,500
Cepheid, Inc. (a)	511,299	9,142
Dendreon Corp. (a)	474,400	20,589
Exelixis, Inc. (a)	588,300	3,047
Gilead Sciences, Inc. (a)	37,748	1,356
Human Genome Sciences, Inc. (a)	591,158	14,637
ImmunoGen, Inc. (a)(c)	538,191	4,768
Immunomedics, Inc. (a)(c)	1,758,087	6,118
InterMune, Inc. (a)(c)	613,700	5,548
Isis Pharmaceuticals, Inc. (a)	1,134,929	10,441
Metabolix, Inc. (a)(c)	356,400	5,168
Micromet, Inc. (a)(c)	338,134	2,059
Myriad Genetics, Inc. (a)	95,700	1,747
Myriad Pharmaceuticals, Inc. (a)	325,500	1,309
Pharmasset, Inc. (a)	204,147	6,014
Regeneron Pharmaceuticals, Inc. (a)	257,100	7,345
Rigel Pharmaceuticals, Inc. (a)	755,500	4,926
Seattle Genetics, Inc. (a)	1,429,510	18,912
Transition Therapeutics, Inc. (a)	537,433	2,323
Vertex Pharmaceuticals, Inc. (a)	429,790	14,866
		159,372
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	45,000	1,900
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	37,100	$ 1,454
Thoratec Corp. (a)	122,100	5,357
		8,711
Health Care Providers & Services - 1.3%
Express Scripts, Inc. (a)	64,000	6,438
McKesson Corp.	54,400	3,808
Medco Health Solutions, Inc. (a)	77,200	4,451
UnitedHealth Group, Inc.	90,500	2,631
		17,328
Health Care Technology - 0.2%
Cerner Corp. (a)	25,300	2,118
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	78,600	3,304
Pharmaceuticals - 3.5%
Abbott Laboratories	188,900	8,984
Allergan, Inc.	83,500	5,026
Elan Corp. PLC sponsored ADR (a)	1,249,300	7,171
Johnson & Johnson	140,400	8,185
MAP Pharmaceuticals, Inc. (a)	345,757	5,159
Merck & Co., Inc.	229,000	7,715
Teva Pharmaceutical Industries Ltd. sponsored ADR	97,200	5,329
		47,569
TOTAL HEALTH CARE		238,402
INDUSTRIALS - 5.5%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	133,800	5,723
ITT Corp.	43,200	2,086
The Boeing Co.	217,600	13,966
		21,775
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	162,400	10,192
Construction & Engineering - 0.3%
Fluor Corp.	29,600	1,389
KBR, Inc.	33,300	732
Quanta Services, Inc. (a)	81,559	1,691
		3,812
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.3%
American Superconductor Corp. (a)(c)	25,800	$ 791
First Solar, Inc. (a)(c)	29,200	3,281
		4,072
Industrial Conglomerates - 0.6%
3M Co.	109,900	8,716
Machinery - 1.3%
Caterpillar, Inc.	131,000	7,960
Danaher Corp.	96,300	7,644
Deere & Co.	35,100	2,025
		17,629
Road & Rail - 0.7%
Hertz Global Holdings, Inc. (a)(c)	53,400	607
Union Pacific Corp.	120,400	8,600
		9,207
TOTAL INDUSTRIALS		75,403
INFORMATION TECHNOLOGY - 41.9%
Communications Equipment - 4.1%
Cisco Systems, Inc. (a)	1,013,400	23,470
F5 Networks, Inc. (a)	64,600	4,543
Infinera Corp. (a)	242,978	1,711
Juniper Networks, Inc. (a)	164,300	4,374
Palm, Inc. (a)(c)	932,884	5,317
QUALCOMM, Inc.	280,095	9,960
Research In Motion Ltd. (a)	58,900	3,587
Riverbed Technology, Inc. (a)	127,300	3,403
		56,365
Computers & Peripherals - 7.5%
Apple, Inc. (a)	297,058	76,388
Hewlett-Packard Co.	424,200	19,517
Lexmark International, Inc. Class A (a)	39,300	1,476
NetApp, Inc. (a)	123,000	4,635
		102,016
Electronic Equipment & Components - 1.0%
Corning, Inc.	234,000	4,079
Prime View International Co. Ltd. sponsored GDR (a)(d)	10,600	161
Universal Display Corp. (a)(c)	653,300	10,120
		14,360
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.3%
Baidu.com, Inc. sponsored ADR (a)	81,000	$ 5,930
eBay, Inc. (a)	231,300	4,952
Google, Inc. Class A (a)	77,015	37,366
LogMeIn, Inc.	224,600	5,718
OpenTable, Inc. (c)	107,300	4,435
		58,401
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	186,116	9,313
International Business Machines Corp.	113,100	14,167
MasterCard, Inc. Class A	20,600	4,156
VeriFone Holdings, Inc. (a)	306,200	6,179
Visa, Inc. Class A	281,300	20,383
		54,198
Semiconductors & Semiconductor Equipment - 12.2%
Advanced Micro Devices, Inc. (a)	396,100	3,395
Analog Devices, Inc.	49,600	1,447
Applied Materials, Inc.	174,600	2,254
Atheros Communications, Inc. (a)	314,300	10,686
Broadcom Corp. Class A	242,000	8,354
Cree, Inc. (a)	469,500	31,161
Cypress Semiconductor Corp. (a)	1,443,773	16,445
Intel Corp.	712,780	15,268
International Rectifier Corp. (a)	291,300	6,106
MaxLinear, Inc. Class A (a)	2,200	35
NVIDIA Corp. (a)	903,000	11,865
Power Integrations, Inc.	128,000	4,349
Rambus, Inc. (a)(c)	555,800	13,028
Rubicon Technology, Inc. (a)(c)	332,795	9,045
Silicon Laboratories, Inc. (a)	508,800	23,115
Tessera Technologies, Inc. (a)	140,458	2,441
Texas Instruments, Inc.	195,200	4,767
Xilinx, Inc.	105,900	2,589
		166,350
Software - 8.8%
ArcSight, Inc. (a)	305,000	6,606
Citrix Systems, Inc. (a)	30,700	1,339
Fortinet, Inc. (c)	141,100	2,303
Microsoft Corp.	1,040,400	26,842
Oracle Corp.	378,500	8,543
Red Hat, Inc. (a)	717,700	21,036
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	371,700	$ 32,163
Solera Holdings, Inc.	75,500	2,618
SuccessFactors, Inc. (a)	469,600	10,453
TiVo, Inc. (a)	873,300	7,895
		119,798
TOTAL INFORMATION TECHNOLOGY		571,488
MATERIALS - 1.4%
Chemicals - 0.5%
Dow Chemical Co.	82,200	2,212
Monsanto Co.	75,700	3,851
The Mosaic Co.	28,700	1,325
		7,388
Metals & Mining - 0.9%
Barrick Gold Corp.	95,300	4,032
Freeport-McMoRan Copper & Gold, Inc.	71,100	4,981
Nucor Corp.	74,100	3,190
		12,203
TOTAL MATERIALS		19,591
TOTAL COMMON STOCKS (Cost $1,139,788)		1,356,706
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.23% (e)	13,510,991	13,511
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	99,299,075	99,299
TOTAL MONEY MARKET FUNDS (Cost $112,810)		112,810
TOTAL INVESTMENT PORTFOLIO - 107.7% (Cost $1,252,598)		1,469,516
NET OTHER ASSETS - (7.7)%		(105,560)
NET ASSETS - 100%		$ 1,363,956
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,000 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	403
Total	$ 407
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 246,550	$ 241,369	$ 5,181	$ -
Consumer Staples	110,580	110,580	-	-
Energy	48,957	48,957	-	-
Financials	45,735	45,735	-	-
Health Care	238,402	238,402	-	-
Industrials	75,403	75,403	-	-
Information Technology	571,488	571,488	-	-
Materials	19,591	19,591	-	-
Money Market Funds	112,810	112,810	-	-
Total Investments in Securities:	$ 1,469,516	$ 1,464,335	$ 5,181	$ -
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $880,955,000 of which $121,412,000, $282,720,000 and $476,823,000 will expire on November 30, 2010, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $4,105,000 of losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $96,050) - See accompanying schedule: Unaffiliated issuers (cost $1,139,788)	$ 1,356,706
Fidelity Central Funds (cost $112,810)	112,810
Total Investments (cost $1,252,598)		$ 1,469,516
Foreign currency held at value (cost $19)		19
Receivable for investments sold		711
Receivable for fund shares sold		697
Dividends receivable		1,372
Distributions receivable from Fidelity Central Funds		72
Prepaid expenses		1
Other receivables		148
Total assets		1,472,536

Liabilities
Payable for investments purchased	$ 3,631
Payable for fund shares redeemed	4,229
Accrued management fee	334
Distribution fees payable	543
Other affiliated payables	360
Other payables and accrued expenses	184
Collateral on securities loaned, at value	99,299
Total liabilities		108,580

Net Assets		$ 1,363,956
Net Assets consist of:
Paid in capital		$ 1,975,185
Accumulated net investment loss		(1,422)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(826,722)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		216,915
Net Assets		$ 1,363,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($232,534 ÷ 8,333 shares)	$ 27.91

Maximum offering price per share (100/94.25 of $27.91)	$ 29.61
Class T: Net Asset Value and redemption price per share ($1,037,666 ÷ 36,835 shares)	$ 28.17

Maximum offering price per share (100/96.50 of $28.17)	$ 29.19
Class B: Net Asset Value and offering price per share ($18,681 ÷ 703 shares)A	$ 26.57

Class C: Net Asset Value and offering price per share ($36,817 ÷ 1,379 shares)A	$ 26.70

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,258 ÷ 1,331 shares)	$ 28.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,890
Income from Fidelity Central Funds (including $403 from security lending)		407
Total income		6,297

Expenses
Management fee Basic fee	$ 3,974
Performance adjustment	(1,999)
Transfer agent fees	1,910
Distribution fees	3,329
Accounting and security lending fees	247
Custodian fees and expenses	19
Independent trustees' compensation	5
Registration fees	39
Audit	31
Legal	5
Miscellaneous	11
Total expenses before reductions	7,571
Expense reductions	(13)	7,558
Net investment income (loss)		(1,261)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,968
Foreign currency transactions	(26)
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		60,947
Change in net unrealized appreciation (depreciation) on: Investment securities	30,589
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		30,585
Net gain (loss)		91,532
Net increase (decrease) in net assets resulting from operations		$ 90,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,261)	$ 3,135
Net realized gain (loss)	60,947	(403,907)
Change in net unrealized appreciation (depreciation)	30,585	799,528
Net increase (decrease) in net assets resulting from operations	90,271	398,756
Distributions to shareholders from net investment income	(3,266)	-
Distributions to shareholders from net realized gain	(988)	-
Total distributions	(4,254)	-
Share transactions - net increase (decrease)	(93,289)	(176,414)
Total increase (decrease) in net assets	(7,272)	222,342

Net Assets
Beginning of period	1,371,228	1,148,886
End of period (including accumulated net investment loss of $1,422 and undistributed net investment income of $3,105, respectively)	$ 1,363,956	$ 1,371,228

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.30	$ 18.92	$ 41.72	$ 35.07	$ 32.68	$ 29.33
Income from Investment Operations
Net investment income (loss) E	- J	.10	(.02)	(.20)	(.07) H	.08
Net realized and unrealized gain (loss)	1.74	7.28	(22.78)	6.85	2.55	3.45
Total from investment operations	1.74	7.38	(22.80)	6.65	2.48	3.53
Distributions from net investment income	(.11)	-	-	-	(.09)	(.18)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.13)	-	-	-	(.09)	(.18)
Net asset value, end of period	$ 27.91	$ 26.30	$ 18.92	$ 41.72	$ 35.07	$ 32.68
Total Return B,C,D	6.64%	39.01%	(54.65)%	18.96%	7.60%	12.10%
Ratios to Average Net Assets F,I
Expenses before reductions	.90% A	.80%	1.08%	1.11%	.98%	1.12%
Expenses net of fee waivers, if any	.90% A	.80%	1.08%	1.11%	.98%	1.12%
Expenses net of all reductions	.89% A	.80%	1.08%	1.10%	.97%	1.07%
Net investment income (loss)	(.01)% A	.45%	(.05)%	(.53)%	(.21)% H	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 233	$ 236	$ 192	$ 475	$ 415	$ 365
Portfolio turnover rate G	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.40)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 26.52	$ 19.12	$ 42.24	$ 35.57	$ 33.11	$ 29.67
Income from Investment Operations
Net investment income (loss) E	(.03)	.05	(.08)	(.27)	(.12) H	.04
Net realized and unrealized gain (loss)	1.75	7.35	(23.04)	6.94	2.59	3.49
Total from investment operations	1.72	7.40	(23.12)	6.67	2.47	3.53
Distributions from net investment income	(.05)	-	-	-	(.01)	(.09)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.07)	-	-	-	(.01)	(.09)
Net asset value, end of period	$ 28.17	$ 26.52	$ 19.12	$ 42.24	$ 35.57	$ 33.11
Total Return B,C,D	6.51%	38.70%	(54.73)%	18.75%	7.45%	11.93%
Ratios to Average Net Assets F,I
Expenses before reductions	1.08% A	1.03%	1.27%	1.28%	1.14%	1.25%
Expenses net of fee waivers, if any	1.08% A	1.03%	1.27%	1.28%	1.14%	1.25%
Expenses net of all reductions	1.08% A	1.02%	1.26%	1.27%	1.13%	1.20%
Net investment income (loss)	(.20)% A	.23%	(.24)%	(.70)%	(.36)% H	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 1,038	$ 1,051	$ 876	$ 2,234	$ 2,286	$ 3,132
Portfolio turnover rate G	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.56)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.01	$ 18.13	$ 40.28	$ 34.11	$ 31.93	$ 28.70
Income from Investment Operations
Net investment income (loss) E	(.10)	(.06)	(.26)	(.47)	(.31) H	(.15)
Net realized and unrealized gain (loss)	1.66	6.94	(21.89)	6.64	2.49	3.38
Total from investment operations	1.56	6.88	(22.15)	6.17	2.18	3.23
Net asset value, end of period	$ 26.57	$ 25.01	$ 18.13	$ 40.28	$ 34.11	$ 31.93
Total Return B,C,D	6.24%	37.95%	(54.99)%	18.09%	6.83%	11.25%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.56%	1.83%	1.87%	1.76%	1.86%
Expenses net of fee waivers, if any	1.65% A	1.56%	1.83%	1.87%	1.76%	1.86%
Expenses net of all reductions	1.65% A	1.55%	1.82%	1.86%	1.75%	1.81%
Net investment income (loss)	(.76)% A	(.30)%	(.80)%	(1.29)%	(.98)% H	(.50)%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 21	$ 20	$ 63	$ 121	$ 271
Portfolio turnover rate G	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.18)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 25.14	$ 18.22	$ 40.47	$ 34.28	$ 32.09	$ 28.85
Income from Investment Operations
Net investment income (loss) E	(.10)	(.06)	(.26)	(.47)	(.30) H	(.15)
Net realized and unrealized gain (loss)	1.66	6.98	(21.99)	6.66	2.49	3.39
Total from investment operations	1.56	6.92	(22.25)	6.19	2.19	3.24
Net asset value, end of period	$ 26.70	$ 25.14	$ 18.22	$ 40.47	$ 34.28	$ 32.09
Total Return B,C,D	6.21%	37.98%	(54.98)%	18.06%	6.82%	11.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.56%	1.83%	1.85%	1.74%	1.86%
Expenses net of fee waivers, if any	1.65% A	1.56%	1.83%	1.85%	1.74%	1.86%
Expenses net of all reductions	1.64% A	1.55%	1.83%	1.85%	1.73%	1.81%
Net investment income (loss)	(.76)% A	(.30)%	(.80)%	(1.28)%	(.97)% H	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 37	$ 30	$ 82	$ 78	$ 94
Portfolio turnover rate G	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 27.11	$ 19.43	$ 42.70	$ 35.76	$ 33.23	$ 29.78
Income from Investment Operations
Net investment income (loss) D	.05	.17	.12	(.05)	.05 G	.19
Net realized and unrealized gain (loss)	1.79	7.51	(23.39)	6.99	2.63	3.50
Total from investment operations	1.84	7.68	(23.27)	6.94	2.68	3.69
Distributions from net investment income	(.19)	-	-	-	(.15)	(.24)
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.21)	-	-	-	(.15)	(.24)
Net asset value, end of period	$ 28.74	$ 27.11	$ 19.43	$ 42.70	$ 35.76	$ 33.23
Total Return B,C	6.81%	39.53%	(54.50)%	19.41%	8.10%	12.48%
Ratios to Average Net Assets E,H
Expenses before reductions	.55% A	.46%	.70%	.71%	.62%	.76%
Expenses net of fee waivers, if any	.55% A	.46%	.70%	.71%	.62%	.76%
Expenses net of all reductions	.55% A	.46%	.70%	.71%	.61%	.71%
Net investment income (loss)	.33% A	.79%	.33%	(.14)%	.16% G	.61%
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 26	$ 31	$ 153	$ 117	$ 177
Portfolio turnover rate F	30% A	114%	126%	97%	121%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects special dividends which amounted to $.06 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.04)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 311,250
Gross unrealized depreciation	(96,786)
Net unrealized appreciation (depreciation)	$ 214,464
Tax cost	$ 1,255,052

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $212,073 and $310,187, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 306	$ 4
Class T	.25%	.25%	2,728	31
Class B	.75%	.25%	103	78
Class C	.75%	.25%	192	8
			$ 3,329	$ 121

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10
Class T	13
Class B*	21
Class C*	1
$ 45

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 391.32
Class T	1,391.25
Class B	33.32
Class C	62.32
Institutional Class	33.22
	$ 1,910

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The average daily loan balance during the period for which loans were outstanding amounted to $7,611. The weighted average interest rate was .37%. The interest expense amounted to two hundred and thirty-five dollars under the interfund lending program. At period end, there were no interfund loans outstanding.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 994	$ -
Class T	2,094	-
Institutional Class	178	-
Total	$ 3,266	$ -
From net realized gain
Class A	$ 179	$ -
Class T	790	-
Institutional Class	19	-
Total	$ 988	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	321	951	$ 9,121	$ 20,363
Reinvestment of distributions	42	-	1,110	-
Shares redeemed	(1,014)	(2,130)	(28,692)	(44,733)
Net increase (decrease)	(651)	(1,179)	$ (18,461)	$ (24,370)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class T
Shares sold	1,880	4,293	$ 53,918	$ 91,698
Reinvestment of distributions	102	-	2,747	-
Shares redeemed	(4,795)	(10,462)	(136,609)	(221,023)
Net increase (decrease)	(2,813)	(6,169)	$ (79,944)	$ (129,325)
Class B
Shares sold	40	142	$ 1,091	$ 2,735
Shares redeemed	(161)	(402)	(4,383)	(8,040)
Net increase (decrease)	(121)	(260)	$ (3,292)	$ (5,305)
Class C
Shares sold	58	163	$ 1,573	$ 3,319
Shares redeemed	(144)	(330)	(3,899)	(6,583)
Net increase (decrease)	(86)	(167)	$ (2,326)	$ (3,264)
Institutional Class
Shares sold	492	359	$ 14,260	$ 7,629
Reinvestment of distributions	7	-	183	-
Shares redeemed	(128)	(1,011)	(3,709)	(21,779)
Net increase (decrease)	371	(652)	$ 10,734	$ (14,150)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

GOI-USAN-0710
1.786794.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Large Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.24%
Actual		$ 1,000.00	$ 1,026.20	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class T	1.49%
Actual		$ 1,000.00	$ 1,024.80	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.49
Class B	2.00%
Actual		$ 1,000.00	$ 1,022.30	$ 10.08
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	1.99%
Actual		$ 1,000.00	$ 1,022.40	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.01	$ 10.00
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,028.00	$ 4.55
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.5	3.1
JPMorgan Chase & Co.	3.9	3.8
Exxon Mobil Corp.	3.9	3.2
Bank of America Corp.	3.6	3.0
Cisco Systems, Inc.	3.0	3.2
Chevron Corp.	2.8	1.9
Inverness Medical Innovations, Inc.	2.5	2.0
Pfizer, Inc.	2.4	2.5
Apple, Inc.	2.3	2.0
Merck & Co., Inc.	2.1	1.6
	31.0
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	22.3
Financials	21.2	20.6
Health Care	13.8	14.2
Energy	12.5	9.2
Consumer Discretionary	11.2	12.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 100.0%		Stocks 100.0%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-term Investments and Net Other Assets 0.0%†		Short-term Investments and Net Other Assets 0.0%†
* Foreign investments	9.9%	** Foreign investments	8.6%

† Amount represents less than 0.1%.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.1%
Johnson Controls, Inc.	57,056	$ 1,627,808
Distributors - 0.1%
Li & Fung Ltd.	198,000	859,499
Diversified Consumer Services - 0.4%
DeVry, Inc.	51,377	2,953,664
Strayer Education, Inc.	8,000	1,920,000
		4,873,664
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	320,535	6,272,870
Household Durables - 1.4%
KB Home	461,679	6,685,112
Lennar Corp. Class A	202,273	3,499,323
Newell Rubbermaid, Inc.	334,345	5,570,188
		15,754,623
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	756,522	13,027,309
McGraw-Hill Companies, Inc.	46,242	1,285,528
Time Warner, Inc.	73,690	2,283,653
Viacom, Inc. Class B (non-vtg.) (a)	63,500	2,134,235
		18,730,725
Multiline Retail - 0.9%
Target Corp.	170,804	9,313,942
Specialty Retail - 5.0%
Best Buy Co., Inc.	220,998	9,337,166
Home Depot, Inc.	336,245	11,385,256
Lowe's Companies, Inc.	643,144	15,917,814
Staples, Inc.	813,679	17,510,372
		54,150,608
TOTAL CONSUMER DISCRETIONARY		111,583,739
CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	89,800	3,685,392
PepsiCo, Inc.	105,557	6,638,480
The Coca-Cola Co.	100,114	5,145,860
		15,469,732
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
Metro AG	8,700	$ 458,489
Walgreen Co.	252,055	8,075,842
		8,534,331
Food Products - 0.7%
Archer Daniels Midland Co.	80,890	2,044,090
Danone	115,211	5,956,087
		8,000,177
Household Products - 0.5%
Kimberly-Clark Corp.	85,066	5,163,506
Personal Products - 0.4%
Alberto-Culver Co.	137,926	3,795,724
Tobacco - 1.9%
Lorillard, Inc.	65,500	4,682,595
Philip Morris International, Inc.	371,243	16,379,241
		21,061,836
TOTAL CONSUMER STAPLES		62,025,306
ENERGY - 12.5%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	83,854	3,198,192
Dresser-Rand Group, Inc. (a)	75,900	2,415,897
Smith International, Inc.	126,500	4,751,340
Weatherford International Ltd. (a)	652,164	9,208,556
		19,573,985
Oil, Gas & Consumable Fuels - 10.7%
Apache Corp.	20,700	1,853,478
Chevron Corp.	405,791	29,975,781
EXCO Resources, Inc.	151,100	2,606,475
Exxon Mobil Corp.	692,725	41,882,154
Hess Corp.	74,545	3,965,794
Marathon Oil Corp.	225,127	6,999,198
Occidental Petroleum Corp.	147,100	12,137,221
Penn West Energy Trust	5,900	115,569
Plains Exploration & Production Co. (a)	68,655	1,517,276
Royal Dutch Shell PLC Class A sponsored ADR	91,064	4,771,754
Southwestern Energy Co. (a)	57,255	2,153,361
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	217,300	$ 6,767,849
Ultra Petroleum Corp. (a)	36,020	1,657,640
		116,403,550
TOTAL ENERGY		135,977,535
FINANCIALS - 21.2%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	192,464	5,235,021
Charles Schwab Corp.	107,501	1,756,566
Morgan Stanley	286,805	7,775,284
		14,766,871
Commercial Banks - 8.9%
BB&T Corp.	170,045	5,142,161
HSBC Holdings PLC sponsored ADR	45,320	2,055,715
Intesa Sanpaolo SpA	204,397	546,318
PNC Financial Services Group, Inc.	243,877	15,303,282
Regions Financial Corp.	851,340	6,495,724
SunTrust Banks, Inc.	161,032	4,339,812
U.S. Bancorp, Delaware	576,471	13,812,245
Wells Fargo & Co.	1,708,422	49,014,623
		96,709,880
Diversified Financial Services - 8.9%
Bank of America Corp.	2,499,939	39,349,040
Citigroup, Inc. (a)	1,808,791	7,162,812
JPMorgan Chase & Co.	1,075,134	42,553,804
KKR Financial Holdings LLC	913,535	7,564,070
		96,629,726
Insurance - 0.7%
Allstate Corp.	60,650	1,857,710
Genworth Financial, Inc. Class A (a)	274,751	4,283,368
Lincoln National Corp.	74,548	1,972,540
		8,113,618
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	437,937	6,932,543
Thrifts & Mortgage Finance - 0.7%
Radian Group, Inc.	799,897	8,222,941
TOTAL FINANCIALS		231,375,579
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.8%
Biotechnology - 1.6%
Amgen, Inc. (a)	160,802	$ 8,326,328
Genzyme Corp. (a)	94,073	4,576,651
Targacept, Inc. (a)	62,700	1,442,100
Vertex Pharmaceuticals, Inc. (a)	102,887	3,558,861
		17,903,940
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	93,198	3,935,752
C. R. Bard, Inc.	52,034	4,213,193
Hill-Rom Holdings, Inc.	76,100	2,121,668
Inverness Medical Innovations, Inc. (a)(d)	784,081	27,293,843
Meridian Bioscience, Inc.	58,400	1,020,832
SSL International PLC	19,499	229,065
		38,814,353
Health Care Providers & Services - 0.8%
McKesson Corp.	42,100	2,947,000
UnitedHealth Group, Inc.	207,800	6,040,746
		8,987,746
Life Sciences Tools & Services - 0.1%
Lonza Group AG	10,031	659,934
Pharmaceuticals - 7.7%
Abbott Laboratories	254,000	12,080,240
Auxilium Pharmaceuticals, Inc. (a)	30,100	866,278
Johnson & Johnson	350,003	20,405,175
Merck & Co., Inc.	671,885	22,635,806
Pfizer, Inc.	1,749,086	26,638,580
Roche Holding AG (participation certificate)	11,543	1,585,764
		84,211,843
TOTAL HEALTH CARE		150,577,816
INDUSTRIALS - 8.1%
Aerospace & Defense - 2.1%
AerCap Holdings NV (a)	152,951	1,833,882
Honeywell International, Inc.	450,644	19,274,044
Raytheon Co.	32,975	1,728,220
		22,836,146
Air Freight & Logistics - 1.1%
Air Lease Corp. Class A (a)(e)	80,200	1,604,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
C.H. Robinson Worldwide, Inc.	63,500	$ 3,689,985
United Parcel Service, Inc. Class B	109,900	6,897,324
		12,191,309
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	126,700	4,330,606
Ritchie Brothers Auctioneers, Inc. (d)	37,800	770,364
Stericycle, Inc. (a)	35,179	2,062,193
		7,163,163
Electrical Equipment - 0.6%
Roper Industries, Inc.	93,885	5,447,208
Zumtobel AG (a)	68,642	1,131,633
		6,578,841
Industrial Conglomerates - 0.5%
General Electric Co.	200,200	3,273,270
Textron, Inc.	120,011	2,480,627
		5,753,897
Machinery - 2.3%
Deere & Co.	2,000	115,360
Ingersoll-Rand Co. Ltd.	558,226	20,827,412
PACCAR, Inc.	106,666	4,373,306
		25,316,078
Professional Services - 0.2%
FTI Consulting, Inc. (a)	41,200	1,761,712
Road & Rail - 0.6%
Union Pacific Corp.	88,874	6,348,270
TOTAL INDUSTRIALS		87,949,416
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	1,418,411	32,850,399
Juniper Networks, Inc. (a)	366,333	9,751,784
QUALCOMM, Inc.	410,382	14,593,184
		57,195,367
Computers & Peripherals - 4.4%
3PAR, Inc. (a)	357,880	3,804,264
Apple, Inc. (a)	97,640	25,109,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	557,478	$ 10,380,240
Hewlett-Packard Co.	180,200	8,291,002
		47,584,608
Electronic Equipment & Components - 0.8%
Corning, Inc.	510,276	8,894,111
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	21,550	10,455,629
Rackspace Hosting, Inc. (a)	31,400	552,640
		11,008,269
IT Services - 2.6%
Accenture PLC Class A	44,129	1,655,720
Cognizant Technology Solutions Corp. Class A (a)	9,111	455,914
Echo Global Logistics, Inc. (d)	33,738	442,643
International Business Machines Corp.	93,531	11,715,693
MasterCard, Inc. Class A	59,200	11,944,784
Visa, Inc. Class A	30,300	2,195,538
		28,410,292
Semiconductors & Semiconductor Equipment - 6.6%
Altera Corp.	370,900	8,742,113
Applied Materials, Inc.	218,310	2,818,382
ASM International NV (NASDAQ) unit (a)	154,148	3,178,532
ASML Holding NV (NY Shares)	274,700	7,763,022
KLA-Tencor Corp.	179,100	5,510,907
Lam Research Corp. (a)	194,998	7,382,624
MEMC Electronic Materials, Inc. (a)	1,563,203	17,742,354
National Semiconductor Corp.	317,810	4,465,231
Taiwan Semiconductor Manufacturing Co. Ltd.	2,078,679	3,911,737
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,640	6,177,990
Texas Instruments, Inc.	163,615	3,995,478
		71,688,370
Software - 3.1%
Adobe Systems, Inc. (a)	161,795	5,190,384
Autodesk, Inc. (a)	131,200	3,838,912
Autonomy Corp. PLC (a)	422,581	10,764,122
Citrix Systems, Inc. (a)	55,355	2,414,032
Microsoft Corp.	150,089	3,872,296
Nuance Communications, Inc. (a)	102,900	1,752,902
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	122,671	$ 2,768,684
Salesforce.com, Inc. (a)	33,580	2,905,677
		33,507,009
TOTAL INFORMATION TECHNOLOGY		258,288,026
MATERIALS - 2.6%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	28,400	1,961,304
Albemarle Corp.	79,948	3,442,561
E.I. du Pont de Nemours & Co.	217,897	7,881,334
Ecolab, Inc.	41,920	1,979,882
LyondellBasell Industries NV:
Class A (a)	64,578	1,147,551
Class B (a)	59,124	1,046,495
Monsanto Co.	178,268	9,068,493
The Mosaic Co.	30,700	1,417,419
		27,945,039
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	308,472	8,489,149
UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	143,651	5,057,952
TOTAL COMMON STOCKS (Cost $1,126,128,683)		1,079,269,557
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE	86,577	3,764,264
Volkswagen AG	72,381	6,387,581
		10,151,845
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,841,170)		10,151,845
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (c)(f)	$ 1,480,000	$ 185,000
7.75% 6/1/15 (c)	3,200,000	0
		185,000
TOTAL CONVERTIBLE BONDS (Cost $326,150)		185,000
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.23% (g)	1,951,274	1,951,274
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(g)	1,096,500	1,096,500
TOTAL MONEY MARKET FUNDS (Cost $3,047,774)		3,047,774
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,141,343,777)		1,092,654,176
NET OTHER ASSETS - (0.3)%		(2,795,169)
NET ASSETS - 100%		$ 1,089,859,007
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,604,000 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 859
Fidelity Securities Lending Cash Central Fund	41,153
Total	$ 42,012
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 121,735,584	$ 121,735,584	$ -	$ -
Consumer Staples	62,025,306	62,025,306	-	-
Energy	135,977,535	135,977,535	-	-
Financials	231,375,579	231,375,579	-	-
Health Care	150,577,816	150,577,816	-	-
Industrials	87,949,416	86,345,416	1,604,000	-
Information Technology	258,288,026	258,288,026	-	-
Materials	27,945,039	27,945,039	-	-
Telecommunica-tion Services	8,489,149	8,489,149	-	-
Utilities	5,057,952	5,057,952	-	-
Corporate Bonds	185,000	-	-	185,000
Money Market Funds	3,047,774	3,047,774	-	-
Total Investments in Securities:	$ 1,092,654,176	$ 1,090,865,176	$ 1,604,000	$ 185,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 185,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 185,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $221,358,877 all of which will expire on November 30, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,067,820) - See accompanying schedule: Unaffiliated issuers (cost $1,138,296,003)	$ 1,089,606,402
Fidelity Central Funds (cost $3,047,774)	3,047,774
Total Investments (cost $1,141,343,777)		$ 1,092,654,176
Cash		17,803
Receivable for investments sold		13,076,786
Receivable for fund shares sold		2,383,404
Dividends receivable		2,224,825
Distributions receivable from Fidelity Central Funds		17,104
Prepaid expenses		953
Other receivables		20,472
Total assets		1,110,395,523

Liabilities
Payable to custodian bank	$ 1,252
Payable for investments purchased	17,671,586
Payable for fund shares redeemed	741,181
Accrued management fee	576,088
Distribution fees payable	97,305
Other affiliated payables	265,059
Other payables and accrued expenses	87,545
Collateral on securities loaned, at value	1,096,500
Total liabilities		20,536,516

Net Assets		$ 1,089,859,007
Net Assets consist of:
Paid in capital		$ 1,248,287,785
Undistributed net investment income		2,571,705
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(112,305,907)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(48,694,576)
Net Assets		$ 1,089,859,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($113,599,424 ÷ 7,319,329 shares)	$ 15.52

Maximum offering price per share (100/94.25 of $15.52)	$ 16.47
Class T: Net Asset Value and redemption price per share ($77,184,923 ÷ 4,986,323 shares)	$ 15.48

Maximum offering price per share (100/96.50 of $15.48)	$ 16.04
Class B: Net Asset Value and offering price per share ($19,706,659 ÷ 1,343,547 shares)A	$ 14.67

Class C: Net Asset Value and offering price per share ($24,850,062 ÷ 1,701,821 shares)A	$ 14.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($854,517,939 ÷ 53,473,082 shares)	$ 15.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 8,606,576
Income from Fidelity Central Funds		42,012
Total income		8,648,588

Expenses
Management fee Basic fee	$ 3,299,719
Performance adjustment	305,821
Transfer agent fees	1,404,915
Distribution fees	601,090
Accounting and security lending fees	201,800
Custodian fees and expenses	121,387
Independent trustees' compensation	3,256
Registration fees	41,821
Audit	28,797
Legal	2,405
Interest	7,814
Miscellaneous	9,281
Total expenses before reductions	6,028,106
Expense reductions	(59,966)	5,968,140
Net investment income (loss)		2,680,448
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	140,598,365
Foreign currency transactions	(58,080)
Capital gain distributions from Fidelity Central Funds	454
Total net realized gain (loss)		140,540,739
Change in net unrealized appreciation (depreciation) on: Investment securities	(106,928,054)
Assets and liabilities in foreign currencies	8,716
Total change in net unrealized appreciation (depreciation)		(106,919,338)
Net gain (loss)		33,621,401
Net increase (decrease) in net assets resulting from operations		$ 36,301,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,680,448	$ 6,709,748
Net realized gain (loss)	140,540,739	71,059,915
Change in net unrealized appreciation (depreciation)	(106,919,338)	333,691,205
Net increase (decrease) in net assets resulting from operations	36,301,849	411,460,868
Distributions to shareholders from net investment income	(6,991,048)	(10,053,467)
Share transactions - net increase (decrease)	(110,141,940)	(66,797,435)
Total increase (decrease) in net assets	(80,831,139)	334,609,966

Net Assets
Beginning of period	1,170,690,146	836,080,180
End of period (including undistributed net investment income of $2,571,705 and undistributed net investment income of $6,882,305, respectively)	$ 1,089,859,007	$ 1,170,690,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 10.13	$ 20.95	$ 18.65	$ 16.55	$ 14.59
Income from Investment Operations
Net investment income (loss) E	.02	.06	.11	.08	.05	.01
Net realized and unrealized gain (loss)	.38	5.08	(9.79)	2.25	2.05	2.04
Total from investment operations	.40	5.14	(9.68)	2.33	2.10	2.05
Distributions from net investment income	(.07)	(.08)	(.06)	(.03)	-	(.08)
Distributions from net realized gain	-	-	(1.08)	-	-	(.01)
Total distributions	(.07)	(.08)	(1.14)	(.03)	-	(.09)
Net asset value, end of period	$ 15.52	$ 15.19	$ 10.13	$ 20.95	$ 18.65	$ 16.55
Total Return B, C, D	2.62%	51.10%	(48.83)%	12.49%	12.69%	14.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.16%	1.12%	1.18%	1.22%	1.25%
Expenses net of fee waivers, if any	1.24% A	1.16%	1.12%	1.18%	1.22%	1.25%
Expenses net of all reductions	1.23% A	1.15%	1.11%	1.17%	1.20%	1.19%
Net investment income (loss)	.23% A	.49%	.65%	.37%	.29%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,599	$ 112,450	$ 85,997	$ 184,296	$ 111,667	$ 76,059
Portfolio turnover rate G	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.14	$ 10.07	$ 20.80	$ 18.54	$ 16.49	$ 14.51
Income from Investment Operations
Net investment income (loss) E	- I	.03	.07	.03	.02	(.01)
Net realized and unrealized gain (loss)	.38	5.06	(9.74)	2.23	2.03	2.04
Total from investment operations	.38	5.09	(9.67)	2.26	2.05	2.03
Distributions from net investment income	(.04)	(.02)	-	-	-	(.04)
Distributions from net realized gain	-	-	(1.06)	-	-	(.01)
Total distributions	(.04)	(.02)	(1.06)	-	-	(.05)
Net asset value, end of period	$ 15.48	$ 15.14	$ 10.07	$ 20.80	$ 18.54	$ 16.49
Total Return B, C, D	2.48%	50.71%	(48.96)%	12.19%	12.43%	14.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.42%	1.38%	1.42%	1.41%	1.40%
Expenses net of fee waivers, if any	1.49% A	1.42%	1.38%	1.42%	1.41%	1.40%
Expenses net of all reductions	1.48% A	1.41%	1.37%	1.41%	1.40%	1.34%
Net investment income (loss)	(.02)% A	.23%	.40%	.13%	.09%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,185	$ 87,009	$ 67,701	$ 175,292	$ 152,145	$ 286,738
Portfolio turnover rate G	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 9.57	$ 19.77	$ 17.71	$ 15.84	$ 13.98
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.02)	(.07)	(.08)	(.10)
Net realized and unrealized gain (loss)	.36	4.81	(9.26)	2.13	1.95	1.96
Total from investment operations	.32	4.78	(9.28)	2.06	1.87	1.86
Distributions from net realized gain	-	-	(.92)	-	-	-
Net asset value, end of period	$ 14.67	$ 14.35	$ 9.57	$ 19.77	$ 17.71	$ 15.84
Total Return B, C, D	2.23%	49.95%	(49.20)%	11.63%	11.81%	13.30%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.91%	1.88%	1.94%	1.99%	2.00%
Expenses net of fee waivers, if any	2.00% A	1.91%	1.88%	1.94%	1.99%	1.99%
Expenses net of all reductions	1.99% A	1.90%	1.87%	1.93%	1.97%	1.93%
Net investment income (loss)	(.53)% A	(.26)%	(.10)%	(.39)%	(.48)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,707	$ 21,907	$ 19,561	$ 55,779	$ 69,399	$ 77,731
Portfolio turnover rate G	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 9.53	$ 19.73	$ 17.67	$ 15.80	$ 13.95
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.02)	(.07)	(.08)	(.10)
Net realized and unrealized gain (loss)	.36	4.78	(9.21)	2.13	1.95	1.95
Total from investment operations	.32	4.75	(9.23)	2.06	1.87	1.85
Distributions from net realized gain	-	-	(.97)	-	-	-
Net asset value, end of period	$ 14.60	$ 14.28	$ 9.53	$ 19.73	$ 17.67	$ 15.80
Total Return B, C, D	2.24%	49.84%	(49.17)%	11.66%	11.84%	13.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.91%	1.87%	1.92%	1.97%	1.99%
Expenses net of fee waivers, if any	1.99% A	1.91%	1.87%	1.92%	1.97%	1.99%
Expenses net of all reductions	1.98% A	1.90%	1.86%	1.91%	1.96%	1.94%
Net investment income (loss)	(.52)% A	(.26)%	(.10)%	(.38)%	(.47)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,850	$ 24,650	$ 25,421	$ 49,262	$ 44,193	$ 42,084
Portfolio turnover rate G	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 10.48	$ 21.62	$ 19.24	$ 17.04	$ 15.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.16	.14	.11	.07
Net realized and unrealized gain (loss)	.39	5.22	(10.10)	2.33	2.11	2.10
Total from investment operations	.44	5.32	(9.94)	2.47	2.22	2.17
Distributions from net investment income	(.11)	(.15)	(.12)	(.09)	(.02)	(.12)
Distributions from net realized gain	-	-	(1.08)	-	-	(.01)
Total distributions	(.11)	(.15)	(1.20)	(.09)	(.02)	(.13)
Net asset value, end of period	$ 15.98	$ 15.65	$ 10.48	$ 21.62	$ 19.24	$ 17.04
Total Return B, C	2.80%	51.54%	(48.66)%	12.87%	13.04%	14.58%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.84%	.80%	.85%	.88%	.87%
Expenses net of fee waivers, if any	.90% A	.84%	.80%	.85%	.88%	.87%
Expenses net of all reductions	.89% A	.83%	.79%	.84%	.86%	.82%
Net investment income (loss)	.58% A	.82%	.98%	.70%	.63%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 854,518	$ 924,675	$ 637,400	$ 811,613	$ 509,612	$ 399,610
Portfolio turnover rate F	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of then trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,828,067
Gross unrealized depreciation	(116,150,915)
Net unrealized appreciation (depreciation)	$ (75,322,848)

Tax cost	$ 1,167,977,024

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,044,609,789 and $1,159,146,178, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 144,594	$ 721
Class T	.25%	.25%	217,699	1,804
Class B	.75%	.25%	109,010	82,217
Class C	.75%	.25%	129,787	10,805
			$ 601,090	$ 95,547

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,643
Class T	6,094
Class B*	17,471
Class C*	745
$ 35,953

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 180,705.31
Class T	136,145.31
Class B	35,051.32
Class C	40,374.31
Institutional Class	1,012,640.22
	$ 1,404,915

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $53,183 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,508,111.41%		$ 7,814

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to

Semiannual Report

7. Committed Line of Credit - continued

$2,362 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $41,153.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59,966 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 498,690	$ 622,468
Class T	204,482	160,415
Institutional Class	6,287,876	9,270,584
Total	$ 6,991,048	$ 10,053,467

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	1,088,694	1,885,764	$ 17,578,825	$ 22,797,132
Reinvestment of distributions	29,876	57,989	462,888	576,409
Shares redeemed	(1,202,467)	(3,026,847)	(18,966,530)	(34,103,196)
Net increase (decrease)	(83,897)	(1,083,094)	$ (924,817)	$ (10,729,655)
Class T
Shares sold	399,796	1,256,410	$ 6,385,836	$ 15,197,545
Reinvestment of distributions	12,619	15,680	199,661	155,707
Shares redeemed	(1,174,520)	(2,245,035)	(18,875,004)	(26,216,218)
Net increase (decrease)	(762,105)	(972,945)	$ (12,289,507)	$ (10,862,966)
Class B
Shares sold	101,460	254,555	$ 1,540,383	$ 2,827,009
Shares redeemed	(284,950)	(771,372)	(4,327,814)	(8,254,555)
Net increase (decrease)	(183,490)	(516,817)	$ (2,787,431)	$ (5,427,546)
Class C
Shares sold	165,963	318,218	$ 2,533,260	$ 3,541,174
Shares redeemed	(190,149)	(1,260,469)	(2,860,829)	(12,264,213)
Net increase (decrease)	(24,186)	(942,251)	$ (327,569)	$ (8,723,039)
Institutional Class
Shares sold	5,306,766	8,350,638	$ 86,986,613	$ 95,605,932
Reinvestment of distributions	392,679	904,349	6,211,096	9,233,477
Shares redeemed	(11,313,670)	(10,979,748)	(187,010,325)	(135,893,638)
Net increase (decrease)	(5,614,225)	(1,724,761)	$ (93,812,616)	$ (31,054,229)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

12. Other - continued

At the end of the period, Fidelity Advisor Freedom 2020 Fund and Fidelity Advisor 2030 Fund were owners of records of approximately 11% and 11%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LC-USAN-0710
1.786795.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Large Cap
Fund - Institutional Class

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.24%
Actual		$ 1,000.00	$ 1,026.20	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class T	1.49%
Actual		$ 1,000.00	$ 1,024.80	$ 7.52
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.49
Class B	2.00%
Actual		$ 1,000.00	$ 1,022.30	$ 10.08
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	1.99%
Actual		$ 1,000.00	$ 1,022.40	$ 10.03
HypotheticalA		$ 1,000.00	$ 1,015.01	$ 10.00
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,028.00	$ 4.55
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.5	3.1
JPMorgan Chase & Co.	3.9	3.8
Exxon Mobil Corp.	3.9	3.2
Bank of America Corp.	3.6	3.0
Cisco Systems, Inc.	3.0	3.2
Chevron Corp.	2.8	1.9
Inverness Medical Innovations, Inc.	2.5	2.0
Pfizer, Inc.	2.4	2.5
Apple, Inc.	2.3	2.0
Merck & Co., Inc.	2.1	1.6
	31.0
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.7	22.3
Financials	21.2	20.6
Health Care	13.8	14.2
Energy	12.5	9.2
Consumer Discretionary	11.2	12.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 100.0%		Stocks 100.0%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-term Investments and Net Other Assets 0.0%†		Short-term Investments and Net Other Assets 0.0%†
* Foreign investments	9.9%	** Foreign investments	8.6%

† Amount represents less than 0.1%.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.1%
Johnson Controls, Inc.	57,056	$ 1,627,808
Distributors - 0.1%
Li & Fung Ltd.	198,000	859,499
Diversified Consumer Services - 0.4%
DeVry, Inc.	51,377	2,953,664
Strayer Education, Inc.	8,000	1,920,000
		4,873,664
Hotels, Restaurants & Leisure - 0.6%
International Game Technology	320,535	6,272,870
Household Durables - 1.4%
KB Home	461,679	6,685,112
Lennar Corp. Class A	202,273	3,499,323
Newell Rubbermaid, Inc.	334,345	5,570,188
		15,754,623
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	756,522	13,027,309
McGraw-Hill Companies, Inc.	46,242	1,285,528
Time Warner, Inc.	73,690	2,283,653
Viacom, Inc. Class B (non-vtg.) (a)	63,500	2,134,235
		18,730,725
Multiline Retail - 0.9%
Target Corp.	170,804	9,313,942
Specialty Retail - 5.0%
Best Buy Co., Inc.	220,998	9,337,166
Home Depot, Inc.	336,245	11,385,256
Lowe's Companies, Inc.	643,144	15,917,814
Staples, Inc.	813,679	17,510,372
		54,150,608
TOTAL CONSUMER DISCRETIONARY		111,583,739
CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	89,800	3,685,392
PepsiCo, Inc.	105,557	6,638,480
The Coca-Cola Co.	100,114	5,145,860
		15,469,732
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
Metro AG	8,700	$ 458,489
Walgreen Co.	252,055	8,075,842
		8,534,331
Food Products - 0.7%
Archer Daniels Midland Co.	80,890	2,044,090
Danone	115,211	5,956,087
		8,000,177
Household Products - 0.5%
Kimberly-Clark Corp.	85,066	5,163,506
Personal Products - 0.4%
Alberto-Culver Co.	137,926	3,795,724
Tobacco - 1.9%
Lorillard, Inc.	65,500	4,682,595
Philip Morris International, Inc.	371,243	16,379,241
		21,061,836
TOTAL CONSUMER STAPLES		62,025,306
ENERGY - 12.5%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	83,854	3,198,192
Dresser-Rand Group, Inc. (a)	75,900	2,415,897
Smith International, Inc.	126,500	4,751,340
Weatherford International Ltd. (a)	652,164	9,208,556
		19,573,985
Oil, Gas & Consumable Fuels - 10.7%
Apache Corp.	20,700	1,853,478
Chevron Corp.	405,791	29,975,781
EXCO Resources, Inc.	151,100	2,606,475
Exxon Mobil Corp.	692,725	41,882,154
Hess Corp.	74,545	3,965,794
Marathon Oil Corp.	225,127	6,999,198
Occidental Petroleum Corp.	147,100	12,137,221
Penn West Energy Trust	5,900	115,569
Plains Exploration & Production Co. (a)	68,655	1,517,276
Royal Dutch Shell PLC Class A sponsored ADR	91,064	4,771,754
Southwestern Energy Co. (a)	57,255	2,153,361
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	217,300	$ 6,767,849
Ultra Petroleum Corp. (a)	36,020	1,657,640
		116,403,550
TOTAL ENERGY		135,977,535
FINANCIALS - 21.2%
Capital Markets - 1.4%
Bank of New York Mellon Corp.	192,464	5,235,021
Charles Schwab Corp.	107,501	1,756,566
Morgan Stanley	286,805	7,775,284
		14,766,871
Commercial Banks - 8.9%
BB&T Corp.	170,045	5,142,161
HSBC Holdings PLC sponsored ADR	45,320	2,055,715
Intesa Sanpaolo SpA	204,397	546,318
PNC Financial Services Group, Inc.	243,877	15,303,282
Regions Financial Corp.	851,340	6,495,724
SunTrust Banks, Inc.	161,032	4,339,812
U.S. Bancorp, Delaware	576,471	13,812,245
Wells Fargo & Co.	1,708,422	49,014,623
		96,709,880
Diversified Financial Services - 8.9%
Bank of America Corp.	2,499,939	39,349,040
Citigroup, Inc. (a)	1,808,791	7,162,812
JPMorgan Chase & Co.	1,075,134	42,553,804
KKR Financial Holdings LLC	913,535	7,564,070
		96,629,726
Insurance - 0.7%
Allstate Corp.	60,650	1,857,710
Genworth Financial, Inc. Class A (a)	274,751	4,283,368
Lincoln National Corp.	74,548	1,972,540
		8,113,618
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	437,937	6,932,543
Thrifts & Mortgage Finance - 0.7%
Radian Group, Inc.	799,897	8,222,941
TOTAL FINANCIALS		231,375,579
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.8%
Biotechnology - 1.6%
Amgen, Inc. (a)	160,802	$ 8,326,328
Genzyme Corp. (a)	94,073	4,576,651
Targacept, Inc. (a)	62,700	1,442,100
Vertex Pharmaceuticals, Inc. (a)	102,887	3,558,861
		17,903,940
Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.	93,198	3,935,752
C. R. Bard, Inc.	52,034	4,213,193
Hill-Rom Holdings, Inc.	76,100	2,121,668
Inverness Medical Innovations, Inc. (a)(d)	784,081	27,293,843
Meridian Bioscience, Inc.	58,400	1,020,832
SSL International PLC	19,499	229,065
		38,814,353
Health Care Providers & Services - 0.8%
McKesson Corp.	42,100	2,947,000
UnitedHealth Group, Inc.	207,800	6,040,746
		8,987,746
Life Sciences Tools & Services - 0.1%
Lonza Group AG	10,031	659,934
Pharmaceuticals - 7.7%
Abbott Laboratories	254,000	12,080,240
Auxilium Pharmaceuticals, Inc. (a)	30,100	866,278
Johnson & Johnson	350,003	20,405,175
Merck & Co., Inc.	671,885	22,635,806
Pfizer, Inc.	1,749,086	26,638,580
Roche Holding AG (participation certificate)	11,543	1,585,764
		84,211,843
TOTAL HEALTH CARE		150,577,816
INDUSTRIALS - 8.1%
Aerospace & Defense - 2.1%
AerCap Holdings NV (a)	152,951	1,833,882
Honeywell International, Inc.	450,644	19,274,044
Raytheon Co.	32,975	1,728,220
		22,836,146
Air Freight & Logistics - 1.1%
Air Lease Corp. Class A (a)(e)	80,200	1,604,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
C.H. Robinson Worldwide, Inc.	63,500	$ 3,689,985
United Parcel Service, Inc. Class B	109,900	6,897,324
		12,191,309
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	126,700	4,330,606
Ritchie Brothers Auctioneers, Inc. (d)	37,800	770,364
Stericycle, Inc. (a)	35,179	2,062,193
		7,163,163
Electrical Equipment - 0.6%
Roper Industries, Inc.	93,885	5,447,208
Zumtobel AG (a)	68,642	1,131,633
		6,578,841
Industrial Conglomerates - 0.5%
General Electric Co.	200,200	3,273,270
Textron, Inc.	120,011	2,480,627
		5,753,897
Machinery - 2.3%
Deere & Co.	2,000	115,360
Ingersoll-Rand Co. Ltd.	558,226	20,827,412
PACCAR, Inc.	106,666	4,373,306
		25,316,078
Professional Services - 0.2%
FTI Consulting, Inc. (a)	41,200	1,761,712
Road & Rail - 0.6%
Union Pacific Corp.	88,874	6,348,270
TOTAL INDUSTRIALS		87,949,416
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	1,418,411	32,850,399
Juniper Networks, Inc. (a)	366,333	9,751,784
QUALCOMM, Inc.	410,382	14,593,184
		57,195,367
Computers & Peripherals - 4.4%
3PAR, Inc. (a)	357,880	3,804,264
Apple, Inc. (a)	97,640	25,109,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
EMC Corp. (a)	557,478	$ 10,380,240
Hewlett-Packard Co.	180,200	8,291,002
		47,584,608
Electronic Equipment & Components - 0.8%
Corning, Inc.	510,276	8,894,111
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	21,550	10,455,629
Rackspace Hosting, Inc. (a)	31,400	552,640
		11,008,269
IT Services - 2.6%
Accenture PLC Class A	44,129	1,655,720
Cognizant Technology Solutions Corp. Class A (a)	9,111	455,914
Echo Global Logistics, Inc. (d)	33,738	442,643
International Business Machines Corp.	93,531	11,715,693
MasterCard, Inc. Class A	59,200	11,944,784
Visa, Inc. Class A	30,300	2,195,538
		28,410,292
Semiconductors & Semiconductor Equipment - 6.6%
Altera Corp.	370,900	8,742,113
Applied Materials, Inc.	218,310	2,818,382
ASM International NV (NASDAQ) unit (a)	154,148	3,178,532
ASML Holding NV (NY Shares)	274,700	7,763,022
KLA-Tencor Corp.	179,100	5,510,907
Lam Research Corp. (a)	194,998	7,382,624
MEMC Electronic Materials, Inc. (a)	1,563,203	17,742,354
National Semiconductor Corp.	317,810	4,465,231
Taiwan Semiconductor Manufacturing Co. Ltd.	2,078,679	3,911,737
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,640	6,177,990
Texas Instruments, Inc.	163,615	3,995,478
		71,688,370
Software - 3.1%
Adobe Systems, Inc. (a)	161,795	5,190,384
Autodesk, Inc. (a)	131,200	3,838,912
Autonomy Corp. PLC (a)	422,581	10,764,122
Citrix Systems, Inc. (a)	55,355	2,414,032
Microsoft Corp.	150,089	3,872,296
Nuance Communications, Inc. (a)	102,900	1,752,902
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	122,671	$ 2,768,684
Salesforce.com, Inc. (a)	33,580	2,905,677
		33,507,009
TOTAL INFORMATION TECHNOLOGY		258,288,026
MATERIALS - 2.6%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	28,400	1,961,304
Albemarle Corp.	79,948	3,442,561
E.I. du Pont de Nemours & Co.	217,897	7,881,334
Ecolab, Inc.	41,920	1,979,882
LyondellBasell Industries NV:
Class A (a)	64,578	1,147,551
Class B (a)	59,124	1,046,495
Monsanto Co.	178,268	9,068,493
The Mosaic Co.	30,700	1,417,419
		27,945,039
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	308,472	8,489,149
UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	143,651	5,057,952
TOTAL COMMON STOCKS (Cost $1,126,128,683)		1,079,269,557
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE	86,577	3,764,264
Volkswagen AG	72,381	6,387,581
		10,151,845
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $11,841,170)		10,151,845
Convertible Bonds - 0.0%
	Principal Amount	Value
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (c)(f)	$ 1,480,000	$ 185,000
7.75% 6/1/15 (c)	3,200,000	0
		185,000
TOTAL CONVERTIBLE BONDS (Cost $326,150)		185,000
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.23% (g)	1,951,274	1,951,274
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(g)	1,096,500	1,096,500
TOTAL MONEY MARKET FUNDS (Cost $3,047,774)		3,047,774
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,141,343,777)		1,092,654,176
NET OTHER ASSETS - (0.3)%		(2,795,169)
NET ASSETS - 100%		$ 1,089,859,007
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,604,000 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 859
Fidelity Securities Lending Cash Central Fund	41,153
Total	$ 42,012
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 121,735,584	$ 121,735,584	$ -	$ -
Consumer Staples	62,025,306	62,025,306	-	-
Energy	135,977,535	135,977,535	-	-
Financials	231,375,579	231,375,579	-	-
Health Care	150,577,816	150,577,816	-	-
Industrials	87,949,416	86,345,416	1,604,000	-
Information Technology	258,288,026	258,288,026	-	-
Materials	27,945,039	27,945,039	-	-
Telecommunica-tion Services	8,489,149	8,489,149	-	-
Utilities	5,057,952	5,057,952	-	-
Corporate Bonds	185,000	-	-	185,000
Money Market Funds	3,047,774	3,047,774	-	-
Total Investments in Securities:	$ 1,092,654,176	$ 1,090,865,176	$ 1,604,000	$ 185,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 185,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 185,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $221,358,877 all of which will expire on November 30, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,067,820) - See accompanying schedule: Unaffiliated issuers (cost $1,138,296,003)	$ 1,089,606,402
Fidelity Central Funds (cost $3,047,774)	3,047,774
Total Investments (cost $1,141,343,777)		$ 1,092,654,176
Cash		17,803
Receivable for investments sold		13,076,786
Receivable for fund shares sold		2,383,404
Dividends receivable		2,224,825
Distributions receivable from Fidelity Central Funds		17,104
Prepaid expenses		953
Other receivables		20,472
Total assets		1,110,395,523

Liabilities
Payable to custodian bank	$ 1,252
Payable for investments purchased	17,671,586
Payable for fund shares redeemed	741,181
Accrued management fee	576,088
Distribution fees payable	97,305
Other affiliated payables	265,059
Other payables and accrued expenses	87,545
Collateral on securities loaned, at value	1,096,500
Total liabilities		20,536,516

Net Assets		$ 1,089,859,007
Net Assets consist of:
Paid in capital		$ 1,248,287,785
Undistributed net investment income		2,571,705
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(112,305,907)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(48,694,576)
Net Assets		$ 1,089,859,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($113,599,424 ÷ 7,319,329 shares)	$ 15.52

Maximum offering price per share (100/94.25 of $15.52)	$ 16.47
Class T: Net Asset Value and redemption price per share ($77,184,923 ÷ 4,986,323 shares)	$ 15.48

Maximum offering price per share (100/96.50 of $15.48)	$ 16.04
Class B: Net Asset Value and offering price per share ($19,706,659 ÷ 1,343,547 shares)A	$ 14.67

Class C: Net Asset Value and offering price per share ($24,850,062 ÷ 1,701,821 shares)A	$ 14.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($854,517,939 ÷ 53,473,082 shares)	$ 15.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 8,606,576
Income from Fidelity Central Funds		42,012
Total income		8,648,588

Expenses
Management fee Basic fee	$ 3,299,719
Performance adjustment	305,821
Transfer agent fees	1,404,915
Distribution fees	601,090
Accounting and security lending fees	201,800
Custodian fees and expenses	121,387
Independent trustees' compensation	3,256
Registration fees	41,821
Audit	28,797
Legal	2,405
Interest	7,814
Miscellaneous	9,281
Total expenses before reductions	6,028,106
Expense reductions	(59,966)	5,968,140
Net investment income (loss)		2,680,448
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	140,598,365
Foreign currency transactions	(58,080)
Capital gain distributions from Fidelity Central Funds	454
Total net realized gain (loss)		140,540,739
Change in net unrealized appreciation (depreciation) on: Investment securities	(106,928,054)
Assets and liabilities in foreign currencies	8,716
Total change in net unrealized appreciation (depreciation)		(106,919,338)
Net gain (loss)		33,621,401
Net increase (decrease) in net assets resulting from operations		$ 36,301,849

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,680,448	$ 6,709,748
Net realized gain (loss)	140,540,739	71,059,915
Change in net unrealized appreciation (depreciation)	(106,919,338)	333,691,205
Net increase (decrease) in net assets resulting from operations	36,301,849	411,460,868
Distributions to shareholders from net investment income	(6,991,048)	(10,053,467)
Share transactions - net increase (decrease)	(110,141,940)	(66,797,435)
Total increase (decrease) in net assets	(80,831,139)	334,609,966

Net Assets
Beginning of period	1,170,690,146	836,080,180
End of period (including undistributed net investment income of $2,571,705 and undistributed net investment income of $6,882,305, respectively)	$ 1,089,859,007	$ 1,170,690,146

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.19	$ 10.13	$ 20.95	$ 18.65	$ 16.55	$ 14.59
Income from Investment Operations
Net investment income (loss) E	.02	.06	.11	.08	.05	.01
Net realized and unrealized gain (loss)	.38	5.08	(9.79)	2.25	2.05	2.04
Total from investment operations	.40	5.14	(9.68)	2.33	2.10	2.05
Distributions from net investment income	(.07)	(.08)	(.06)	(.03)	-	(.08)
Distributions from net realized gain	-	-	(1.08)	-	-	(.01)
Total distributions	(.07)	(.08)	(1.14)	(.03)	-	(.09)
Net asset value, end of period	$ 15.52	$ 15.19	$ 10.13	$ 20.95	$ 18.65	$ 16.55
Total Return B, C, D	2.62%	51.10%	(48.83)%	12.49%	12.69%	14.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24% A	1.16%	1.12%	1.18%	1.22%	1.25%
Expenses net of fee waivers, if any	1.24% A	1.16%	1.12%	1.18%	1.22%	1.25%
Expenses net of all reductions	1.23% A	1.15%	1.11%	1.17%	1.20%	1.19%
Net investment income (loss)	.23% A	.49%	.65%	.37%	.29%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,599	$ 112,450	$ 85,997	$ 184,296	$ 111,667	$ 76,059
Portfolio turnover rate G	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.14	$ 10.07	$ 20.80	$ 18.54	$ 16.49	$ 14.51
Income from Investment Operations
Net investment income (loss) E	- I	.03	.07	.03	.02	(.01)
Net realized and unrealized gain (loss)	.38	5.06	(9.74)	2.23	2.03	2.04
Total from investment operations	.38	5.09	(9.67)	2.26	2.05	2.03
Distributions from net investment income	(.04)	(.02)	-	-	-	(.04)
Distributions from net realized gain	-	-	(1.06)	-	-	(.01)
Total distributions	(.04)	(.02)	(1.06)	-	-	(.05)
Net asset value, end of period	$ 15.48	$ 15.14	$ 10.07	$ 20.80	$ 18.54	$ 16.49
Total Return B, C, D	2.48%	50.71%	(48.96)%	12.19%	12.43%	14.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.42%	1.38%	1.42%	1.41%	1.40%
Expenses net of fee waivers, if any	1.49% A	1.42%	1.38%	1.42%	1.41%	1.40%
Expenses net of all reductions	1.48% A	1.41%	1.37%	1.41%	1.40%	1.34%
Net investment income (loss)	(.02)% A	.23%	.40%	.13%	.09%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,185	$ 87,009	$ 67,701	$ 175,292	$ 152,145	$ 286,738
Portfolio turnover rate G	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.35	$ 9.57	$ 19.77	$ 17.71	$ 15.84	$ 13.98
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.02)	(.07)	(.08)	(.10)
Net realized and unrealized gain (loss)	.36	4.81	(9.26)	2.13	1.95	1.96
Total from investment operations	.32	4.78	(9.28)	2.06	1.87	1.86
Distributions from net realized gain	-	-	(.92)	-	-	-
Net asset value, end of period	$ 14.67	$ 14.35	$ 9.57	$ 19.77	$ 17.71	$ 15.84
Total Return B, C, D	2.23%	49.95%	(49.20)%	11.63%	11.81%	13.30%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	1.91%	1.88%	1.94%	1.99%	2.00%
Expenses net of fee waivers, if any	2.00% A	1.91%	1.88%	1.94%	1.99%	1.99%
Expenses net of all reductions	1.99% A	1.90%	1.87%	1.93%	1.97%	1.93%
Net investment income (loss)	(.53)% A	(.26)%	(.10)%	(.39)%	(.48)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,707	$ 21,907	$ 19,561	$ 55,779	$ 69,399	$ 77,731
Portfolio turnover rate G	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 9.53	$ 19.73	$ 17.67	$ 15.80	$ 13.95
Income from Investment Operations
Net investment income (loss) E	(.04)	(.03)	(.02)	(.07)	(.08)	(.10)
Net realized and unrealized gain (loss)	.36	4.78	(9.21)	2.13	1.95	1.95
Total from investment operations	.32	4.75	(9.23)	2.06	1.87	1.85
Distributions from net realized gain	-	-	(.97)	-	-	-
Net asset value, end of period	$ 14.60	$ 14.28	$ 9.53	$ 19.73	$ 17.67	$ 15.80
Total Return B, C, D	2.24%	49.84%	(49.17)%	11.66%	11.84%	13.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.99% A	1.91%	1.87%	1.92%	1.97%	1.99%
Expenses net of fee waivers, if any	1.99% A	1.91%	1.87%	1.92%	1.97%	1.99%
Expenses net of all reductions	1.98% A	1.90%	1.86%	1.91%	1.96%	1.94%
Net investment income (loss)	(.52)% A	(.26)%	(.10)%	(.38)%	(.47)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,850	$ 24,650	$ 25,421	$ 49,262	$ 44,193	$ 42,084
Portfolio turnover rate G	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.65	$ 10.48	$ 21.62	$ 19.24	$ 17.04	$ 15.00
Income from Investment Operations
Net investment income (loss) D	.05	.10	.16	.14	.11	.07
Net realized and unrealized gain (loss)	.39	5.22	(10.10)	2.33	2.11	2.10
Total from investment operations	.44	5.32	(9.94)	2.47	2.22	2.17
Distributions from net investment income	(.11)	(.15)	(.12)	(.09)	(.02)	(.12)
Distributions from net realized gain	-	-	(1.08)	-	-	(.01)
Total distributions	(.11)	(.15)	(1.20)	(.09)	(.02)	(.13)
Net asset value, end of period	$ 15.98	$ 15.65	$ 10.48	$ 21.62	$ 19.24	$ 17.04
Total Return B, C	2.80%	51.54%	(48.66)%	12.87%	13.04%	14.58%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.84%	.80%	.85%	.88%	.87%
Expenses net of fee waivers, if any	.90% A	.84%	.80%	.85%	.88%	.87%
Expenses net of all reductions	.89% A	.83%	.79%	.84%	.86%	.82%
Net investment income (loss)	.58% A	.82%	.98%	.70%	.63%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 854,518	$ 924,675	$ 637,400	$ 811,613	$ 509,612	$ 399,610
Portfolio turnover rate F	179% A	185%	141%	117%	92%	188%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of then trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,828,067
Gross unrealized depreciation	(116,150,915)
Net unrealized appreciation (depreciation)	$ (75,322,848)

Tax cost	$ 1,167,977,024

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,044,609,789 and $1,159,146,178, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 144,594	$ 721
Class T	.25%	.25%	217,699	1,804
Class B	.75%	.25%	109,010	82,217
Class C	.75%	.25%	129,787	10,805
			$ 601,090	$ 95,547

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,643
Class T	6,094
Class B*	17,471
Class C*	745
$ 35,953

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 180,705.31
Class T	136,145.31
Class B	35,051.32
Class C	40,374.31
Institutional Class	1,012,640.22
	$ 1,404,915

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $53,183 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,508,111.41%		$ 7,814

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to

Semiannual Report

7. Committed Line of Credit - continued

$2,362 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $41,153.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59,966 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 498,690	$ 622,468
Class T	204,482	160,415
Institutional Class	6,287,876	9,270,584
Total	$ 6,991,048	$ 10,053,467

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	1,088,694	1,885,764	$ 17,578,825	$ 22,797,132
Reinvestment of distributions	29,876	57,989	462,888	576,409
Shares redeemed	(1,202,467)	(3,026,847)	(18,966,530)	(34,103,196)
Net increase (decrease)	(83,897)	(1,083,094)	$ (924,817)	$ (10,729,655)
Class T
Shares sold	399,796	1,256,410	$ 6,385,836	$ 15,197,545
Reinvestment of distributions	12,619	15,680	199,661	155,707
Shares redeemed	(1,174,520)	(2,245,035)	(18,875,004)	(26,216,218)
Net increase (decrease)	(762,105)	(972,945)	$ (12,289,507)	$ (10,862,966)
Class B
Shares sold	101,460	254,555	$ 1,540,383	$ 2,827,009
Shares redeemed	(284,950)	(771,372)	(4,327,814)	(8,254,555)
Net increase (decrease)	(183,490)	(516,817)	$ (2,787,431)	$ (5,427,546)
Class C
Shares sold	165,963	318,218	$ 2,533,260	$ 3,541,174
Shares redeemed	(190,149)	(1,260,469)	(2,860,829)	(12,264,213)
Net increase (decrease)	(24,186)	(942,251)	$ (327,569)	$ (8,723,039)
Institutional Class
Shares sold	5,306,766	8,350,638	$ 86,986,613	$ 95,605,932
Reinvestment of distributions	392,679	904,349	6,211,096	9,233,477
Shares redeemed	(11,313,670)	(10,979,748)	(187,010,325)	(135,893,638)
Net increase (decrease)	(5,614,225)	(1,724,761)	$ (93,812,616)	$ (31,054,229)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

12. Other - continued

At the end of the period, Fidelity Advisor Freedom 2020 Fund and Fidelity Advisor 2030 Fund were owners of records of approximately 11% and 11%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 62% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LCI-USAN-0710
1.786796.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	.87%
Actual		$ 1,000.00	$ 1,050.80	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38
Class T	1.04%
Actual		$ 1,000.00	$ 1,049.80	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class B	1.65%
Actual		$ 1,000.00	$ 1,046.90	$ 8.42
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.61%
Actual		$ 1,000.00	$ 1,046.20	$ 8.21
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,052.50	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fiserv, Inc.	4.1	3.5
DeVry, Inc.	3.8	4.0
MasterCard, Inc. Class A	3.7	0.0
Anheuser-Busch InBev SA NV	3.3	2.2
International Game Technology	3.1	2.0
DIRECTV	3.1	0.0
Juniper Networks, Inc.	2.6	2.6
Porsche Automobil Holding SE	2.6	0.0
Moody's Corp.	2.6	1.0
Dollar General Corp.	2.5	0.0
	31.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.2	23.7
Information Technology	19.8	16.0
Industrials	11.6	12.3
Financials	11.5	17.4
Health Care	10.8	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 97.8%		Stocks 93.3%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	20.6%	** Foreign investments	17.8%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.6%
Diversified Consumer Services - 3.8%
DeVry, Inc.	1,826,598	$ 105,011
Hotels, Restaurants & Leisure - 9.5%
International Game Technology	4,504,024	88,144
Las Vegas Sands Corp. (a)(c)	1,466,100	34,424
Pinnacle Entertainment, Inc. (a)	1,121,600	13,571
Ruth's Hospitality Group, Inc. (a)(d)	1,736,211	8,403
Starbucks Corp.	2,388,100	61,828
Wendy's/Arby's Group, Inc.	13,382,340	60,354
		266,724
Household Durables - 1.0%
Harman International Industries, Inc. (a)	856,032	27,650
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	477,200	19,160
Media - 3.1%
DIRECTV (a)	2,301,100	86,728
Multiline Retail - 2.5%
Dollar General Corp.	2,331,198	70,472
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	1,358,173	48,663
Textiles, Apparel & Luxury Goods - 1.3%
Liz Claiborne, Inc. (a)(c)(d)	5,971,697	36,607
TOTAL CONSUMER DISCRETIONARY		661,015
CONSUMER STAPLES - 4.0%
Beverages - 4.0%
Anheuser-Busch InBev SA NV	1,890,044	91,350
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	953,617	20,884
		112,234
ENERGY - 7.3%
Energy Equipment & Services - 3.8%
SEACOR Holdings, Inc. (a)	550,335	40,163
Weatherford International Ltd. (a)	4,705,300	66,439
		106,602
Oil, Gas & Consumable Fuels - 3.5%
EXCO Resources, Inc.	1,502,067	25,911
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southern Union Co.	1,657,700	$ 36,088
Williams Companies, Inc.	1,813,413	35,815
		97,814
TOTAL ENERGY		204,416
FINANCIALS - 11.5%
Capital Markets - 2.9%
Ashmore Global Opps Ltd. (d)	4,179,276	27,646
Ashmore Group PLC	12,561,813	45,915
Legg Mason, Inc.	232,800	6,919
		80,480
Commercial Banks - 3.2%
Popular, Inc. (a)	2,977,200	9,021
Regions Financial Corp.	6,691,800	51,058
SunTrust Banks, Inc.	1,096,400	29,548
		89,627
Diversified Financial Services - 3.0%
Moody's Corp. (c)	3,557,900	72,937
NBH Holdings Corp. Class A (a)(e)	538,600	10,503
		83,440
Insurance - 2.4%
Assured Guaranty Ltd.	1,383,976	23,251
Hartford Financial Services Group, Inc.	1,731,600	43,411
		66,662
TOTAL FINANCIALS		320,209
HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 5.4%
CareFusion Corp. (a)	1,102,000	28,013
Edwards Lifesciences Corp. (a)	967,378	48,882
Hill-Rom Holdings, Inc.	919,760	25,643
Hologic, Inc. (a)	3,317,600	49,432
		151,970
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	409,773	41,223
McKesson Corp.	425,500	29,785
		71,008
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.8%
Charles River Laboratories International, Inc. (a)(c)	1,519,816	$ 50,975
Covance, Inc. (a)	534,500	28,200
		79,175
TOTAL HEALTH CARE		302,153
INDUSTRIALS - 11.6%
Airlines - 1.1%
Southwest Airlines Co.	2,368,700	29,467
Commercial Services & Supplies - 1.1%
Iron Mountain, Inc.	638,800	15,663
Republic Services, Inc.	484,600	14,112
Standard Parking Corp. (a)	98,700	1,531
		31,306
Construction & Engineering - 2.6%
Fluor Corp.	1,210,300	56,787
Jacobs Engineering Group, Inc. (a)	361,000	15,075
		71,862
Machinery - 4.3%
AGCO Corp. (a)	1,359,800	39,121
Flowserve Corp.	290,800	27,655
Ingersoll-Rand Co. Ltd.	1,467,400	54,749
		121,525
Road & Rail - 2.5%
America Latina Logistica SA unit	5,099,600	40,291
CSX Corp.	553,150	28,902
		69,193
TOTAL INDUSTRIALS		323,353
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 3.7%
Juniper Networks, Inc. (a)	2,764,950	73,603
Tekelec (a)	2,024,956	29,028
		102,631
Computers & Peripherals - 2.5%
3PAR, Inc. (a)(c)	3,000,000	31,890
Teradata Corp. (a)	1,236,318	39,488
		71,378
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)(c)	1,276,100	$ 50,687
Baidu.com, Inc. sponsored ADR (a)	407,000	29,796
		80,483
IT Services - 7.8%
Fiserv, Inc. (a)	2,438,568	115,957
MasterCard, Inc. Class A	511,667	103,239
		219,196
Software - 2.9%
AsiaInfo Holdings, Inc. (a)	2,190,300	46,938
VMware, Inc. Class A (a)	516,050	34,168
		81,106
TOTAL INFORMATION TECHNOLOGY		554,794
MATERIALS - 2.2%
Chemicals - 0.5%
Ecolab, Inc.	299,100	14,126
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	728,400	43,278
Gem Diamonds Ltd. (a)	944,695	3,104
		46,382
TOTAL MATERIALS		60,508
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.3%
Iridium Communications, Inc. (a)(c)	2,132,500	19,320
Iridium Communications, Inc. unit (a)	1,375,120	16,790
		36,110
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	743,086	30,117
TOTAL TELECOMMUNICATION SERVICES		66,227
TOTAL COMMON STOCKS (Cost $2,499,090)		2,604,909
Nonconvertible Preferred Stocks - 4.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 4.6%
Porsche Automobil Holding SE	1,689,401	$ 73,453
Volkswagen AG	630,378	55,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $144,719)		129,083
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.23% (f)	73,518,010	73,518
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	151,546,266	151,546
TOTAL MONEY MARKET FUNDS (Cost $225,064)		225,064
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,868,873)		2,959,056
NET OTHER ASSETS - (5.9)%		(164,446)
NET ASSETS - 100%		$ 2,794,610
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,503,000 or 0.4% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Fidelity Securities Lending Cash Central Fund	556
Total	$ 626
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 18,660	$ 9,270	$ -	$ -	$ 27,646
Liz Claiborne, Inc.	24,485	6,634	7,173	-	36,607
Ruth's Hospitality Group, Inc.	-	5,872	-	-	8,403
Total	$ 43,145	$ 21,776	$ 7,173	$ -	$ 72,656
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 790,098	$ 790,098	$ -	$ -
Consumer Staples	112,234	112,234	-	-
Energy	204,416	204,416	-	-
Financials	320,209	309,706	-	10,503
Health Care	302,153	302,153	-	-
Industrials	323,353	323,353	-	-
Information Technology	554,794	554,794	-	-
Materials	60,508	60,508	-	-
Telecommunication Services	66,227	66,227	-	-
Money Market Funds	225,064	225,064	-	-
Total Investments in Securities:	$ 2,959,056	$ 2,948,553	$ -	$ 10,503
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(623)
Cost of Purchases	5,120
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	6,006
Transfers out of Level 3	-
Ending Balance	$ 10,503
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (623)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.4%
Germany	4.6%
Belgium	3.3%
Switzerland	2.4%
Ireland	1.9%
United Kingdom	1.6%
Canada	1.6%
Brazil	1.5%
China	1.1%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $1,865,981,000 of which $1,717,810,000 and $148,171,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $146,262) - See accompanying schedule: Unaffiliated issuers (cost $2,572,229)	$ 2,661,336
Fidelity Central Funds (cost $225,064)	225,064
Other affiliated issuers (cost $71,580)	72,656
Total Investments (cost $2,868,873)		$ 2,959,056
Receivable for investments sold		4,983
Receivable for fund shares sold		3,124
Dividends receivable		1,637
Distributions receivable from Fidelity Central Funds		96
Prepaid expenses		3
Other receivables		84
Total assets		2,968,983

Liabilities
Payable for investments purchased	$ 12,998
Payable for fund shares redeemed	7,050
Accrued management fee	681
Distribution fees payable	1,032
Other affiliated payables	729
Other payables and accrued expenses	337
Collateral on securities loaned, at value	151,546
Total liabilities		174,373

Net Assets		$ 2,794,610
Net Assets consist of:
Paid in capital		$ 4,235,249
Accumulated net investment loss		(7,174)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,523,346)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		89,881
Net Assets		$ 2,794,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($897,024 ÷ 54,408.0 shares)	$ 16.49

Maximum offering price per share (100/94.25 of $16.49)	$ 17.50
Class T: Net Asset Value and redemption price per share ($1,299,148 ÷ 77,968.7 shares)	$ 16.66

Maximum offering price per share (100/96.50 of $16.66)	$ 17.26
Class B: Net Asset Value and offering price per share ($101,232 ÷ 6,478.6 shares)A	$ 15.63

Class C: Net Asset Value and offering price per share ($179,637 ÷ 11,497.3 shares)A	$ 15.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($317,569 ÷ 18,521.3 shares)	$ 17.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 10,874
Income from Fidelity Central Funds		626
Total income		11,500

Expenses
Management fee Basic fee	$ 8,710
Performance adjustment	(4,312)
Transfer agent fees	3,838
Distribution fees	6,575
Accounting and security lending fees	491
Custodian fees and expenses	94
Independent trustees' compensation	9
Registration fees	69
Audit	30
Legal	10
Interest	4
Miscellaneous	24
Total expenses before reductions	15,542
Expense reductions	(333)	15,209
Net investment income (loss)		(3,709)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	367,959
Other affiliated issuers	3,497
Foreign currency transactions	(50)
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		371,418
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,249)
Assets and liabilities in foreign currencies	(113)
Total change in net unrealized appreciation (depreciation)		(204,362)
Net gain (loss)		167,056
Net increase (decrease) in net assets resulting from operations		$ 163,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,709)	$ 3,088
Net realized gain (loss)	371,418	82,867
Change in net unrealized appreciation (depreciation)	(204,362)	1,039,875
Net increase (decrease) in net assets resulting from operations	163,347	1,125,830
Distributions to shareholders from net investment income	(6,504)	-
Distributions to shareholders from net realized gain	(858)	-
Total distributions	(7,362)	-
Share transactions - net increase (decrease)	(423,089)	(733,619)
Total increase (decrease) in net assets	(267,104)	392,211

Net Assets
Beginning of period	3,061,714	2,669,503
End of period (including accumulated net investment loss of $7,174 and undistributed net investment income of $3,039, respectively)	$ 2,794,610	$ 3,061,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.75	$ 10.52	$ 26.93	$ 26.10	$ 26.31	$ 24.84
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	- I	(.12)	(.06)	(.04)
Net realized and unrealized gain (loss)	.81	5.20	(12.94)	3.02	3.26	2.68
Total from investment operations	.80	5.23	(12.94)	2.90	3.20	2.64
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	(3.47)	(2.07)	(3.41)	(1.17)
Total distributions	(.06) J	-	(3.47)	(2.07)	(3.41)	(1.17)
Net asset value, end of period	$ 16.49	$ 15.75	$ 10.52	$ 26.93	$ 26.10	$ 26.31
Total Return B, C, D	5.08%	49.71%	(55.09)%	11.97%	13.57%	11.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.87% A	.83%	1.10%	1.10%	1.10%	1.15%
Expenses net of fee waivers, if any	.87% A	.83%	1.10%	1.10%	1.10%	1.15%
Expenses net of all reductions	.85% A	.81%	1.08%	1.09%	1.08%	1.08%
Net investment income (loss)	(.11)% A	.25%	.01%	(.44)%	(.25)%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 897	$ 906	$ 712	$ 1,850	$ 1,646	$ 1,565
Portfolio turnover rate G	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.89	$ 10.64	$ 27.16	$ 26.31	$ 26.48	$ 24.99
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	(.03)	(.17)	(.10)	(.08)
Net realized and unrealized gain (loss)	.81	5.24	(13.08)	3.04	3.28	2.71
Total from investment operations	.79	5.25	(13.11)	2.87	3.18	2.63
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	(3.41)	(2.02)	(3.35)	(1.14)
Total distributions	(.02) I	-	(3.41)	(2.02)	(3.35)	(1.14)
Net asset value, end of period	$ 16.66	$ 15.89	$ 10.64	$ 27.16	$ 26.31	$ 26.48
Total Return B, C, D	4.98%	49.34%	(55.14)%	11.73%	13.36%	11.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.02%	1.28%	1.30%	1.28%	1.31%
Expenses net of fee waivers, if any	1.04% A	1.02%	1.28%	1.30%	1.28%	1.31%
Expenses net of all reductions	1.02% A	.99%	1.27%	1.29%	1.26%	1.24%
Net investment income (loss)	(.29)% A	.07%	(.17)%	(.63)%	(.43)%	(.34)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,299	$ 1,520	$ 1,368	$ 3,946	$ 4,055	$ 4,182
Portfolio turnover rate G	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.02 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 10.05	$ 25.80	$ 25.06	$ 25.35	$ 23.97
Income from Investment Operations
Net investment income (loss) E	(.07)	(.06)	(.15)	(.32)	(.25)	(.23)
Net realized and unrealized gain (loss)	.77	4.94	(12.38)	2.92	3.14	2.60
Total from investment operations	.70	4.88	(12.53)	2.60	2.89	2.37
Distributions from net realized gain	-	-	(3.22)	(1.86)	(3.18)	(.99)
Net asset value, end of period	$ 15.63	$ 14.93	$ 10.05	$ 25.80	$ 25.06	$ 25.35
Total Return B, C, D	4.69%	48.56%	(55.43)%	11.08%	12.62%	10.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.65% A	1.59%	1.89%	1.91%	1.92%	1.95%
Expenses net of fee waivers, if any	1.65% A	1.59%	1.89%	1.91%	1.92%	1.95%
Expenses net of all reductions	1.63% A	1.57%	1.88%	1.90%	1.90%	1.89%
Net investment income (loss)	(.89)% A	(.51)%	(.78)%	(1.24)%	(1.07)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 101	$ 131	$ 162	$ 621	$ 763	$ 874
Portfolio turnover rate G	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 10.05	$ 25.82	$ 25.09	$ 25.38	$ 24.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.06)	(.14)	(.30)	(.24)	(.22)
Net realized and unrealized gain (loss)	.76	4.94	(12.37)	2.91	3.14	2.61
Total from investment operations	.69	4.88	(12.51)	2.61	2.90	2.39
Distributions from net realized gain	-	-	(3.26)	(1.88)	(3.19)	(1.01)
Net asset value, end of period	$ 15.62	$ 14.93	$ 10.05	$ 25.82	$ 25.09	$ 25.38
Total Return B, C, D	4.62%	48.56%	(55.39)%	11.13%	12.66%	10.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61% A	1.58%	1.85%	1.86%	1.86%	1.90%
Expenses net of fee waivers, if any	1.61% A	1.58%	1.85%	1.86%	1.86%	1.90%
Expenses net of all reductions	1.59% A	1.55%	1.84%	1.85%	1.84%	1.84%
Net investment income (loss)	(.85)% A	(.50)%	(.74)%	(1.19)%	(1.01)%	(.93)%
Supplemental Data
Net assets, end of period (in millions)	$ 180	$ 186	$ 161	$ 486	$ 525	$ 577
Portfolio turnover rate G	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 10.92	$ 27.81	$ 26.90	$ 27.04	$ 25.48
Income from Investment Operations
Net investment income (loss) D	.02	.08	.07	(.04)	.02	.05
Net realized and unrealized gain (loss)	.84	5.40	(13.41)	3.11	3.35	2.76
Total from investment operations	.86	5.48	(13.34)	3.07	3.37	2.81
Distributions from net investment income	(.10)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	(3.55)	(2.16)	(3.51)	(1.25)
Total distributions	(.11) H	-	(3.55)	(2.16)	(3.51)	(1.25)
Net asset value, end of period	$ 17.15	$ 16.40	$ 10.92	$ 27.81	$ 26.90	$ 27.04
Total Return B, C	5.25%	50.18%	(54.92)%	12.29%	13.90%	11.58%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.50%	.79%	.80%	.78%	.79%
Expenses net of fee waivers, if any	.55% A	.50%	.79%	.80%	.78%	.79%
Expenses net of all reductions	.53% A	.47%	.77%	.80%	.76%	.73%
Net investment income (loss)	.21% A	.59%	.32%	(.14)%	.07%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 318	$ 319	$ 267	$ 1,006	$ 804	$ 687
Portfolio turnover rate F	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.11 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 253,559
Gross unrealized depreciation	(175,810)
Net unrealized appreciation (depreciation)	$ 77,749

Tax cost	$ 2,881,307

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,514,453 and $2,803,271, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in October 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,177	$ 11
Class T	.25%	.25%	3,831	17
Class B	.75%	.25%	611	459
Class C	.75%	.25%	956	35
			$ 6,575	$ 522

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25
Class T	12
Class B*	52
Class C*	2
$ 91

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,360.29
Class T	1,649.22
Class B	196.32
Class C	269.28
Institutional Class	364.22
	$ 3,838

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $40 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,209.40%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $556.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $332 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 3,028	$ -
Class T	1,523	-
Institutional Class	1,953	-
Total	$ 6,504	$ -
From net realized gain
Class A	$ 286	$ -
Class T	475	-
Institutional Class	97	-
Total	$ 858	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	5,543	15,216	$ 95,109	$ 189,063
Reinvestment of distributions	198	-	3,145	-
Shares redeemed	(8,829)	(25,351)	(149,287)	(311,426)
Net increase (decrease)	(3,088)	(10,135)	$ (51,033)	$ (122,363)
Class T
Shares sold	8,282	22,913	$ 142,702	$ 290,056
Reinvestment of distributions	121	-	1,943	-
Shares redeemed	(26,083)	(55,844)	(448,508)	(709,951)
Net increase (decrease)	(17,680)	(32,931)	$ (303,863)	$ (419,895)
Class B
Shares sold	148	422	$ 2,377	$ 5,022
Shares redeemed	(2,434)	(7,780)	(39,221)	(90,153)
Net increase (decrease)	(2,286)	(7,358)	$ (36,844)	$ (85,131)
Class C
Shares sold	471	827	$ 7,734	$ 10,154
Shares redeemed	(1,451)	(4,399)	(23,240)	(50,239)
Net increase (decrease)	(980)	(3,572)	$ (15,506)	$ (40,085)
Institutional Class
Shares sold	2,126	5,462	$ 37,440	$ 70,374
Reinvestment of distributions	112	-	1,850	-
Shares redeemed	(3,159)	(10,474)	(55,133)	(136,519)
Net increase (decrease)	(921)	(5,012)	$ (15,843)	$ (66,145)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MC-USAN-0710
1.786799.107

Semiannual Report

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	.87%
Actual		$ 1,000.00	$ 1,050.80	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38
Class T	1.04%
Actual		$ 1,000.00	$ 1,049.80	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class B	1.65%
Actual		$ 1,000.00	$ 1,046.90	$ 8.42
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.61%
Actual		$ 1,000.00	$ 1,046.20	$ 8.21
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,052.50	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.19	$ 2.77

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fiserv, Inc.	4.1	3.5
DeVry, Inc.	3.8	4.0
MasterCard, Inc. Class A	3.7	0.0
Anheuser-Busch InBev SA NV	3.3	2.2
International Game Technology	3.1	2.0
DIRECTV	3.1	0.0
Juniper Networks, Inc.	2.6	2.6
Porsche Automobil Holding SE	2.6	0.0
Moody's Corp.	2.6	1.0
Dollar General Corp.	2.5	0.0
	31.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.2	23.7
Information Technology	19.8	16.0
Industrials	11.6	12.3
Financials	11.5	17.4
Health Care	10.8	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 97.8%		Stocks 93.3%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	20.6%	** Foreign investments	17.8%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.6%
Diversified Consumer Services - 3.8%
DeVry, Inc.	1,826,598	$ 105,011
Hotels, Restaurants & Leisure - 9.5%
International Game Technology	4,504,024	88,144
Las Vegas Sands Corp. (a)(c)	1,466,100	34,424
Pinnacle Entertainment, Inc. (a)	1,121,600	13,571
Ruth's Hospitality Group, Inc. (a)(d)	1,736,211	8,403
Starbucks Corp.	2,388,100	61,828
Wendy's/Arby's Group, Inc.	13,382,340	60,354
		266,724
Household Durables - 1.0%
Harman International Industries, Inc. (a)	856,032	27,650
Leisure Equipment & Products - 0.7%
Hasbro, Inc.	477,200	19,160
Media - 3.1%
DIRECTV (a)	2,301,100	86,728
Multiline Retail - 2.5%
Dollar General Corp.	2,331,198	70,472
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	1,358,173	48,663
Textiles, Apparel & Luxury Goods - 1.3%
Liz Claiborne, Inc. (a)(c)(d)	5,971,697	36,607
TOTAL CONSUMER DISCRETIONARY		661,015
CONSUMER STAPLES - 4.0%
Beverages - 4.0%
Anheuser-Busch InBev SA NV	1,890,044	91,350
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	953,617	20,884
		112,234
ENERGY - 7.3%
Energy Equipment & Services - 3.8%
SEACOR Holdings, Inc. (a)	550,335	40,163
Weatherford International Ltd. (a)	4,705,300	66,439
		106,602
Oil, Gas & Consumable Fuels - 3.5%
EXCO Resources, Inc.	1,502,067	25,911
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southern Union Co.	1,657,700	$ 36,088
Williams Companies, Inc.	1,813,413	35,815
		97,814
TOTAL ENERGY		204,416
FINANCIALS - 11.5%
Capital Markets - 2.9%
Ashmore Global Opps Ltd. (d)	4,179,276	27,646
Ashmore Group PLC	12,561,813	45,915
Legg Mason, Inc.	232,800	6,919
		80,480
Commercial Banks - 3.2%
Popular, Inc. (a)	2,977,200	9,021
Regions Financial Corp.	6,691,800	51,058
SunTrust Banks, Inc.	1,096,400	29,548
		89,627
Diversified Financial Services - 3.0%
Moody's Corp. (c)	3,557,900	72,937
NBH Holdings Corp. Class A (a)(e)	538,600	10,503
		83,440
Insurance - 2.4%
Assured Guaranty Ltd.	1,383,976	23,251
Hartford Financial Services Group, Inc.	1,731,600	43,411
		66,662
TOTAL FINANCIALS		320,209
HEALTH CARE - 10.8%
Health Care Equipment & Supplies - 5.4%
CareFusion Corp. (a)	1,102,000	28,013
Edwards Lifesciences Corp. (a)	967,378	48,882
Hill-Rom Holdings, Inc.	919,760	25,643
Hologic, Inc. (a)	3,317,600	49,432
		151,970
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	409,773	41,223
McKesson Corp.	425,500	29,785
		71,008
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.8%
Charles River Laboratories International, Inc. (a)(c)	1,519,816	$ 50,975
Covance, Inc. (a)	534,500	28,200
		79,175
TOTAL HEALTH CARE		302,153
INDUSTRIALS - 11.6%
Airlines - 1.1%
Southwest Airlines Co.	2,368,700	29,467
Commercial Services & Supplies - 1.1%
Iron Mountain, Inc.	638,800	15,663
Republic Services, Inc.	484,600	14,112
Standard Parking Corp. (a)	98,700	1,531
		31,306
Construction & Engineering - 2.6%
Fluor Corp.	1,210,300	56,787
Jacobs Engineering Group, Inc. (a)	361,000	15,075
		71,862
Machinery - 4.3%
AGCO Corp. (a)	1,359,800	39,121
Flowserve Corp.	290,800	27,655
Ingersoll-Rand Co. Ltd.	1,467,400	54,749
		121,525
Road & Rail - 2.5%
America Latina Logistica SA unit	5,099,600	40,291
CSX Corp.	553,150	28,902
		69,193
TOTAL INDUSTRIALS		323,353
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 3.7%
Juniper Networks, Inc. (a)	2,764,950	73,603
Tekelec (a)	2,024,956	29,028
		102,631
Computers & Peripherals - 2.5%
3PAR, Inc. (a)(c)	3,000,000	31,890
Teradata Corp. (a)	1,236,318	39,488
		71,378
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)(c)	1,276,100	$ 50,687
Baidu.com, Inc. sponsored ADR (a)	407,000	29,796
		80,483
IT Services - 7.8%
Fiserv, Inc. (a)	2,438,568	115,957
MasterCard, Inc. Class A	511,667	103,239
		219,196
Software - 2.9%
AsiaInfo Holdings, Inc. (a)	2,190,300	46,938
VMware, Inc. Class A (a)	516,050	34,168
		81,106
TOTAL INFORMATION TECHNOLOGY		554,794
MATERIALS - 2.2%
Chemicals - 0.5%
Ecolab, Inc.	299,100	14,126
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	728,400	43,278
Gem Diamonds Ltd. (a)	944,695	3,104
		46,382
TOTAL MATERIALS		60,508
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.3%
Iridium Communications, Inc. (a)(c)	2,132,500	19,320
Iridium Communications, Inc. unit (a)	1,375,120	16,790
		36,110
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	743,086	30,117
TOTAL TELECOMMUNICATION SERVICES		66,227
TOTAL COMMON STOCKS (Cost $2,499,090)		2,604,909
Nonconvertible Preferred Stocks - 4.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 4.6%
Porsche Automobil Holding SE	1,689,401	$ 73,453
Volkswagen AG	630,378	55,630
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $144,719)		129,083
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.23% (f)	73,518,010	73,518
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	151,546,266	151,546
TOTAL MONEY MARKET FUNDS (Cost $225,064)		225,064
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $2,868,873)		2,959,056
NET OTHER ASSETS - (5.9)%		(164,446)
NET ASSETS - 100%		$ 2,794,610
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,503,000 or 0.4% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Fidelity Securities Lending Cash Central Fund	556
Total	$ 626
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 18,660	$ 9,270	$ -	$ -	$ 27,646
Liz Claiborne, Inc.	24,485	6,634	7,173	-	36,607
Ruth's Hospitality Group, Inc.	-	5,872	-	-	8,403
Total	$ 43,145	$ 21,776	$ 7,173	$ -	$ 72,656
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 790,098	$ 790,098	$ -	$ -
Consumer Staples	112,234	112,234	-	-
Energy	204,416	204,416	-	-
Financials	320,209	309,706	-	10,503
Health Care	302,153	302,153	-	-
Industrials	323,353	323,353	-	-
Information Technology	554,794	554,794	-	-
Materials	60,508	60,508	-	-
Telecommunication Services	66,227	66,227	-	-
Money Market Funds	225,064	225,064	-	-
Total Investments in Securities:	$ 2,959,056	$ 2,948,553	$ -	$ 10,503
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(623)
Cost of Purchases	5,120
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	6,006
Transfers out of Level 3	-
Ending Balance	$ 10,503
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (623)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.4%
Germany	4.6%
Belgium	3.3%
Switzerland	2.4%
Ireland	1.9%
United Kingdom	1.6%
Canada	1.6%
Brazil	1.5%
China	1.1%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	1.6%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $1,865,981,000 of which $1,717,810,000 and $148,171,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $146,262) - See accompanying schedule: Unaffiliated issuers (cost $2,572,229)	$ 2,661,336
Fidelity Central Funds (cost $225,064)	225,064
Other affiliated issuers (cost $71,580)	72,656
Total Investments (cost $2,868,873)		$ 2,959,056
Receivable for investments sold		4,983
Receivable for fund shares sold		3,124
Dividends receivable		1,637
Distributions receivable from Fidelity Central Funds		96
Prepaid expenses		3
Other receivables		84
Total assets		2,968,983

Liabilities
Payable for investments purchased	$ 12,998
Payable for fund shares redeemed	7,050
Accrued management fee	681
Distribution fees payable	1,032
Other affiliated payables	729
Other payables and accrued expenses	337
Collateral on securities loaned, at value	151,546
Total liabilities		174,373

Net Assets		$ 2,794,610
Net Assets consist of:
Paid in capital		$ 4,235,249
Accumulated net investment loss		(7,174)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,523,346)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		89,881
Net Assets		$ 2,794,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($897,024 ÷ 54,408.0 shares)	$ 16.49

Maximum offering price per share (100/94.25 of $16.49)	$ 17.50
Class T: Net Asset Value and redemption price per share ($1,299,148 ÷ 77,968.7 shares)	$ 16.66

Maximum offering price per share (100/96.50 of $16.66)	$ 17.26
Class B: Net Asset Value and offering price per share ($101,232 ÷ 6,478.6 shares)A	$ 15.63

Class C: Net Asset Value and offering price per share ($179,637 ÷ 11,497.3 shares)A	$ 15.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($317,569 ÷ 18,521.3 shares)	$ 17.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 10,874
Income from Fidelity Central Funds		626
Total income		11,500

Expenses
Management fee Basic fee	$ 8,710
Performance adjustment	(4,312)
Transfer agent fees	3,838
Distribution fees	6,575
Accounting and security lending fees	491
Custodian fees and expenses	94
Independent trustees' compensation	9
Registration fees	69
Audit	30
Legal	10
Interest	4
Miscellaneous	24
Total expenses before reductions	15,542
Expense reductions	(333)	15,209
Net investment income (loss)		(3,709)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	367,959
Other affiliated issuers	3,497
Foreign currency transactions	(50)
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		371,418
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,249)
Assets and liabilities in foreign currencies	(113)
Total change in net unrealized appreciation (depreciation)		(204,362)
Net gain (loss)		167,056
Net increase (decrease) in net assets resulting from operations		$ 163,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,709)	$ 3,088
Net realized gain (loss)	371,418	82,867
Change in net unrealized appreciation (depreciation)	(204,362)	1,039,875
Net increase (decrease) in net assets resulting from operations	163,347	1,125,830
Distributions to shareholders from net investment income	(6,504)	-
Distributions to shareholders from net realized gain	(858)	-
Total distributions	(7,362)	-
Share transactions - net increase (decrease)	(423,089)	(733,619)
Total increase (decrease) in net assets	(267,104)	392,211

Net Assets
Beginning of period	3,061,714	2,669,503
End of period (including accumulated net investment loss of $7,174 and undistributed net investment income of $3,039, respectively)	$ 2,794,610	$ 3,061,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.75	$ 10.52	$ 26.93	$ 26.10	$ 26.31	$ 24.84
Income from Investment Operations
Net investment income (loss) E	(.01)	.03	- I	(.12)	(.06)	(.04)
Net realized and unrealized gain (loss)	.81	5.20	(12.94)	3.02	3.26	2.68
Total from investment operations	.80	5.23	(12.94)	2.90	3.20	2.64
Distributions from net investment income	(.05)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	(3.47)	(2.07)	(3.41)	(1.17)
Total distributions	(.06) J	-	(3.47)	(2.07)	(3.41)	(1.17)
Net asset value, end of period	$ 16.49	$ 15.75	$ 10.52	$ 26.93	$ 26.10	$ 26.31
Total Return B, C, D	5.08%	49.71%	(55.09)%	11.97%	13.57%	11.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.87% A	.83%	1.10%	1.10%	1.10%	1.15%
Expenses net of fee waivers, if any	.87% A	.83%	1.10%	1.10%	1.10%	1.15%
Expenses net of all reductions	.85% A	.81%	1.08%	1.09%	1.08%	1.08%
Net investment income (loss)	(.11)% A	.25%	.01%	(.44)%	(.25)%	(.18)%
Supplemental Data
Net assets, end of period (in millions)	$ 897	$ 906	$ 712	$ 1,850	$ 1,646	$ 1,565
Portfolio turnover rate G	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.06 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.89	$ 10.64	$ 27.16	$ 26.31	$ 26.48	$ 24.99
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	(.03)	(.17)	(.10)	(.08)
Net realized and unrealized gain (loss)	.81	5.24	(13.08)	3.04	3.28	2.71
Total from investment operations	.79	5.25	(13.11)	2.87	3.18	2.63
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	(3.41)	(2.02)	(3.35)	(1.14)
Total distributions	(.02) I	-	(3.41)	(2.02)	(3.35)	(1.14)
Net asset value, end of period	$ 16.66	$ 15.89	$ 10.64	$ 27.16	$ 26.31	$ 26.48
Total Return B, C, D	4.98%	49.34%	(55.14)%	11.73%	13.36%	11.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.02%	1.28%	1.30%	1.28%	1.31%
Expenses net of fee waivers, if any	1.04% A	1.02%	1.28%	1.30%	1.28%	1.31%
Expenses net of all reductions	1.02% A	.99%	1.27%	1.29%	1.26%	1.24%
Net investment income (loss)	(.29)% A	.07%	(.17)%	(.63)%	(.43)%	(.34)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,299	$ 1,520	$ 1,368	$ 3,946	$ 4,055	$ 4,182
Portfolio turnover rate G	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.02 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 10.05	$ 25.80	$ 25.06	$ 25.35	$ 23.97
Income from Investment Operations
Net investment income (loss) E	(.07)	(.06)	(.15)	(.32)	(.25)	(.23)
Net realized and unrealized gain (loss)	.77	4.94	(12.38)	2.92	3.14	2.60
Total from investment operations	.70	4.88	(12.53)	2.60	2.89	2.37
Distributions from net realized gain	-	-	(3.22)	(1.86)	(3.18)	(.99)
Net asset value, end of period	$ 15.63	$ 14.93	$ 10.05	$ 25.80	$ 25.06	$ 25.35
Total Return B, C, D	4.69%	48.56%	(55.43)%	11.08%	12.62%	10.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.65% A	1.59%	1.89%	1.91%	1.92%	1.95%
Expenses net of fee waivers, if any	1.65% A	1.59%	1.89%	1.91%	1.92%	1.95%
Expenses net of all reductions	1.63% A	1.57%	1.88%	1.90%	1.90%	1.89%
Net investment income (loss)	(.89)% A	(.51)%	(.78)%	(1.24)%	(1.07)%	(.98)%
Supplemental Data
Net assets, end of period (in millions)	$ 101	$ 131	$ 162	$ 621	$ 763	$ 874
Portfolio turnover rate G	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.93	$ 10.05	$ 25.82	$ 25.09	$ 25.38	$ 24.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.06)	(.14)	(.30)	(.24)	(.22)
Net realized and unrealized gain (loss)	.76	4.94	(12.37)	2.91	3.14	2.61
Total from investment operations	.69	4.88	(12.51)	2.61	2.90	2.39
Distributions from net realized gain	-	-	(3.26)	(1.88)	(3.19)	(1.01)
Net asset value, end of period	$ 15.62	$ 14.93	$ 10.05	$ 25.82	$ 25.09	$ 25.38
Total Return B, C, D	4.62%	48.56%	(55.39)%	11.13%	12.66%	10.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.61% A	1.58%	1.85%	1.86%	1.86%	1.90%
Expenses net of fee waivers, if any	1.61% A	1.58%	1.85%	1.86%	1.86%	1.90%
Expenses net of all reductions	1.59% A	1.55%	1.84%	1.85%	1.84%	1.84%
Net investment income (loss)	(.85)% A	(.50)%	(.74)%	(1.19)%	(1.01)%	(.93)%
Supplemental Data
Net assets, end of period (in millions)	$ 180	$ 186	$ 161	$ 486	$ 525	$ 577
Portfolio turnover rate G	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 10.92	$ 27.81	$ 26.90	$ 27.04	$ 25.48
Income from Investment Operations
Net investment income (loss) D	.02	.08	.07	(.04)	.02	.05
Net realized and unrealized gain (loss)	.84	5.40	(13.41)	3.11	3.35	2.76
Total from investment operations	.86	5.48	(13.34)	3.07	3.37	2.81
Distributions from net investment income	(.10)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	(3.55)	(2.16)	(3.51)	(1.25)
Total distributions	(.11) H	-	(3.55)	(2.16)	(3.51)	(1.25)
Net asset value, end of period	$ 17.15	$ 16.40	$ 10.92	$ 27.81	$ 26.90	$ 27.04
Total Return B, C	5.25%	50.18%	(54.92)%	12.29%	13.90%	11.58%
Ratios to Average Net Assets E, G
Expenses before reductions	.55% A	.50%	.79%	.80%	.78%	.79%
Expenses net of fee waivers, if any	.55% A	.50%	.79%	.80%	.78%	.79%
Expenses net of all reductions	.53% A	.47%	.77%	.80%	.76%	.73%
Net investment income (loss)	.21% A	.59%	.32%	(.14)%	.07%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 318	$ 319	$ 267	$ 1,006	$ 804	$ 687
Portfolio turnover rate F	168% A	244%	199%	101%	142%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.11 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 253,559
Gross unrealized depreciation	(175,810)
Net unrealized appreciation (depreciation)	$ 77,749

Tax cost	$ 2,881,307

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,514,453 and $2,803,271, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in October 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .28% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,177	$ 11
Class T	.25%	.25%	3,831	17
Class B	.75%	.25%	611	459
Class C	.75%	.25%	956	35
			$ 6,575	$ 522

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25
Class T	12
Class B*	52
Class C*	2
$ 91

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,360.29
Class T	1,649.22
Class B	196.32
Class C	269.28
Institutional Class	364.22
	$ 3,838

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $40 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,209.40%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $556.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $332 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 3,028	$ -
Class T	1,523	-
Institutional Class	1,953	-
Total	$ 6,504	$ -
From net realized gain
Class A	$ 286	$ -
Class T	475	-
Institutional Class	97	-
Total	$ 858	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	5,543	15,216	$ 95,109	$ 189,063
Reinvestment of distributions	198	-	3,145	-
Shares redeemed	(8,829)	(25,351)	(149,287)	(311,426)
Net increase (decrease)	(3,088)	(10,135)	$ (51,033)	$ (122,363)
Class T
Shares sold	8,282	22,913	$ 142,702	$ 290,056
Reinvestment of distributions	121	-	1,943	-
Shares redeemed	(26,083)	(55,844)	(448,508)	(709,951)
Net increase (decrease)	(17,680)	(32,931)	$ (303,863)	$ (419,895)
Class B
Shares sold	148	422	$ 2,377	$ 5,022
Shares redeemed	(2,434)	(7,780)	(39,221)	(90,153)
Net increase (decrease)	(2,286)	(7,358)	$ (36,844)	$ (85,131)
Class C
Shares sold	471	827	$ 7,734	$ 10,154
Shares redeemed	(1,451)	(4,399)	(23,240)	(50,239)
Net increase (decrease)	(980)	(3,572)	$ (15,506)	$ (40,085)
Institutional Class
Shares sold	2,126	5,462	$ 37,440	$ 70,374
Reinvestment of distributions	112	-	1,850	-
Shares redeemed	(3,159)	(10,474)	(55,133)	(136,519)
Net increase (decrease)	(921)	(5,012)	$ (15,843)	$ (66,145)
12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MCI-USAN-0710
1.786800.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,050.00	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.04
Class T	1.63%
Actual		$ 1,000.00	$ 1,048.60	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Class B	2.15%
Actual		$ 1,000.00	$ 1,046.20	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,014.21	$ 10.80
Class C	2.15%
Actual		$ 1,000.00	$ 1,045.80	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,014.21	$ 10.80
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,051.20	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity National Information Services, Inc.	5.6	5.0
Alliant Techsystems, Inc.	3.1	3.7
Universal Health Services, Inc. Class B	2.6	1.8
CGI Group, Inc. Class A (sub. vtg.)	2.5	2.1
Acxiom Corp.	2.3	1.6
FTI Consulting, Inc.	2.3	1.0
ViaSat, Inc.	1.9	2.0
HealthSouth Corp.	1.9	0.0
Babcock International Group PLC	1.8	2.4
TETRA Technologies, Inc.	1.8	2.0
	25.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.5	37.3
Industrials	24.5	23.5
Health Care	12.7	10.3
Consumer Discretionary	6.9	5.2
Energy	6.3	5.4
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 99.6%		Stocks 94.8%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 5.2%
* Foreign investments	22.3%	** Foreign investments	25.3%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Diversified Consumer Services - 0.5%
Best Bridal, Inc.	963	$ 2,748
Meiko Network Japan Co. Ltd. (d)	2,530,000	17,799
		20,547
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a)(d)	2,545,930	26,630
Brinker International, Inc.	679,200	12,076
CEC Entertainment, Inc. (a)	508,657	20,570
Cracker Barrel Old Country Store, Inc.	517,500	25,787
Einstein Noah Restaurant Group, Inc. (a)(d)	1,354,629	17,515
Toridoll Corp. (c)	7,026	12,839
		115,417
Household Durables - 1.1%
Tupperware Brands Corp.	1,053,643	44,769
Internet & Catalog Retail - 0.0%
Toupargel-Agrigel	136,301	2,683
Leisure Equipment & Products - 0.6%
RC2 Corp. (a)(d)	1,440,662	26,796
Specialty Retail - 1.3%
Charming Shoppes, Inc. (a)(c)(d)	7,015,679	31,991
Gulliver International Co. Ltd. (c)	131,660	4,138
Jumbo SA (a)	2,750,307	18,103
		54,232
Textiles, Apparel & Luxury Goods - 0.6%
Movado Group, Inc. (a)(c)	540,000	6,631
Sanei-International Co. Ltd.	228,800	2,948
Unifirst Corp.	336,279	15,133
		24,712
TOTAL CONSUMER DISCRETIONARY		289,156
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)	1,059,200	42,442
Ingles Markets, Inc. Class A	225,000	3,418
PriceSmart, Inc.	1,239,938	29,771
The Pantry, Inc. (a)	499,588	7,639
		83,270
Food Products - 1.1%
TreeHouse Foods, Inc. (a)	994,084	45,827
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.4%
Herbalife Ltd.	1,329,900	$ 60,045
TOTAL CONSUMER STAPLES		189,142
ENERGY - 6.3%
Energy Equipment & Services - 4.3%
Natural Gas Services Group, Inc. (a)(d)	979,161	15,725
Superior Energy Services, Inc. (a)	1,810,200	39,390
TETRA Technologies, Inc. (a)(d)	7,505,996	75,510
Unit Corp. (a)	930,200	38,036
Vantage Drilling Co. (a)	8,085,808	12,776
		181,437
Oil, Gas & Consumable Fuels - 2.0%
Atlas Pipeline Holdings LP (a)(d)	2,543,727	11,421
Atlas Pipeline Partners, LP	2,396,000	25,637
Buckeye GP Holdings LP	549,593	16,955
Cloud Peak Energy, Inc.	675,316	9,968
Petroleum Development Corp. (a)	864,343	17,805
		81,786
TOTAL ENERGY		263,223
FINANCIALS - 2.4%
Capital Markets - 1.2%
AllianceBernstein Holding LP	1,685,500	47,851
Insurance - 1.1%
Delphi Financial Group, Inc. Class A	866,883	22,513
First Mercury Financial Corp. (d)	1,135,749	13,924
Mercer Insurance Group, Inc. (d)	656,100	11,206
		47,643
Real Estate Management & Development - 0.1%
Relo Holdings Corp. (c)	179,100	3,007
TOTAL FINANCIALS		98,501
HEALTH CARE - 12.7%
Health Care Equipment & Supplies - 2.4%
COLTENE Holding AG (d)	421,900	20,270
Cooper Companies, Inc.	1,083,000	39,919
Cutera, Inc. (a)(d)	1,284,550	11,407
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cynosure, Inc. Class A (a)(d)	733,468	$ 8,296
Guerbet (c)	125,000	12,145
Palomar Medical Technologies, Inc. (a)	869,880	9,369
		101,406
Health Care Providers & Services - 9.3%
Addus HomeCare Corp.	397,034	2,485
AmSurg Corp. (a)(d)	2,305,267	45,644
Centene Corp. (a)	467,781	10,675
HealthSouth Corp. (a)	3,956,521	78,577
Healthways, Inc. (a)(d)	3,325,705	47,158
InVentiv Health, Inc. (a)	1,249,169	31,204
Molina Healthcare, Inc. (a)(c)	1,027,851	28,286
The Ensign Group, Inc.	100,000	1,823
United Drug PLC (Ireland) (d)	12,649,710	35,048
Universal Health Services, Inc. Class B	2,543,400	107,789
		388,689
Life Sciences Tools & Services - 0.7%
eResearchTechnology, Inc. (a)(d)	3,600,000	28,584
Pharmaceuticals - 0.3%
Vetoquinol SA (c)	394,640	12,517
TOTAL HEALTH CARE		531,196
INDUSTRIALS - 24.5%
Aerospace & Defense - 7.1%
Alliant Techsystems, Inc. (a)(d)	1,871,996	128,775
Esterline Technologies Corp. (a)	1,332,581	71,506
Moog, Inc. Class A (a)	1,260,648	41,614
QinetiQ Group PLC	16,377,205	30,835
Teledyne Technologies, Inc. (a)	560,196	22,021
		294,751
Air Freight & Logistics - 1.2%
Dynamex, Inc. (a)(d)	763,876	11,748
UTI Worldwide, Inc.	2,543,750	36,757
		48,505
Commercial Services & Supplies - 6.7%
ABM Industries, Inc.	1,622,879	34,843
Babcock International Group PLC (c)	9,083,407	75,739
Prosegur Compania de Seguridad SA (Reg.)	1,353,825	58,296
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Spice PLC (c)(d)	28,301,570	$ 15,945
The Geo Group, Inc. (a)	1,500,000	31,650
VT Group PLC	5,761,553	62,155
		278,628
Construction & Engineering - 0.3%
Daimei Telecom Engineering Corp. (d)	2,072,700	14,354
Electrical Equipment - 2.2%
centrotherm photovoltaics AG (a)(c)	630,321	20,310
GT Solar International, Inc. (a)(c)(d)	10,849,500	59,238
Roth & Rau AG (a)(c)	557,700	14,419
		93,967
Industrial Conglomerates - 1.2%
DCC PLC (Ireland)	2,216,198	51,533
Machinery - 0.5%
John Bean Technologies Corp.	1,306,600	22,460
Professional Services - 5.3%
Benefit One, Inc. (d)	12,837	10,285
CBIZ, Inc. (a)(d)	5,313,124	35,067
en-japan, Inc. (a)(c)	7,320	10,685
FTI Consulting, Inc. (a)	2,229,800	95,346
Towers Watson & Co.	1,057,973	48,667
VSE Corp. (d)	513,186	19,660
		219,710
Trading Companies & Distributors - 0.0%
MonotaRO Co. Ltd. (c)	13,800	242
TOTAL INDUSTRIALS		1,024,150
INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 2.8%
Emulex Corp. (a)	2,266,400	23,752
Mitsui Knowledge Industry Co. Ltd.	19,962	3,282
Opnext, Inc. (a)	3,982,175	7,964
ViaSat, Inc. (a)(d)	2,536,804	81,508
		116,506
Computers & Peripherals - 0.1%
Rimage Corp. (a)	291,757	4,791
Electronic Equipment & Components - 4.0%
Benchmark Electronics, Inc. (a)	2,275,200	42,046
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Diploma PLC (d)	7,495,967	$ 24,412
Electro Scientific Industries, Inc. (a)(d)	1,753,990	22,539
Insight Enterprises, Inc. (a)(d)	2,876,690	41,827
PC Connection, Inc. (a)	1,016,890	6,915
Vishay Intertechnology, Inc. (a)	3,134,900	28,371
		166,110
Internet Software & Services - 0.5%
Macromill, Inc.	4,399	6,300
Perficient, Inc. (a)	1,340,440	14,302
		20,602
IT Services - 21.6%
Acxiom Corp. (a)(d)	5,485,710	95,506
Broadridge Financial Solutions, Inc.	2,249,226	43,005
CACI International, Inc. Class A (a)	1,244,200	57,532
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	102,694
Convergys Corp. (a)	3,674,000	40,120
DST Systems, Inc.	759,620	29,109
Fidelity National Information Services, Inc.	8,501,938	233,977
Global Cash Access Holdings, Inc. (a)	2,970,600	23,735
Groupe Steria SCA (c)	1,054,374	30,127
Heartland Payment Systems, Inc.	1,224,299	20,115
Hewitt Associates, Inc. Class A (a)	1,869,820	69,651
Integral Systems, Inc. (a)(d)	1,412,288	9,660
MindTree Consulting Ltd.	834,563	9,915
Patni Computer Systems Ltd. sponsored ADR	1,166,133	30,681
Sopra Group SA	188,480	12,601
Syntel, Inc.	1,618,610	54,126
Telvent GIT SA (c)	87,512	2,029
WNS Holdings Ltd. sponsored ADR (a)(c)	3,299,680	36,098
		900,681
Semiconductors & Semiconductor Equipment - 1.8%
Axell Corp. (c)	253,500	7,963
DSP Group, Inc. (a)	1,149,029	7,779
Manz Automation AG (a)(c)	149,241	8,409
Microtune, Inc. (a)(d)	5,208,000	12,291
Omnivision Technologies, Inc. (a)	341,782	6,593
Rudolph Technologies, Inc. (a)	1,410,000	12,521
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Shinkawa Ltd.	223,700	$ 3,386
Silicon Image, Inc. (a)(d)	4,923,495	17,971
		76,913
Software - 5.7%
Deltek, Inc. (a)	2,013,575	16,068
ebix.com, Inc. (a)(c)(d)	1,992,318	30,443
EPIQ Systems, Inc. (a)(d)	3,242,369	37,125
Infotech Enterprises Ltd.	359,213	2,940
JDA Software Group, Inc. (a)	942,997	25,197
NIIT Technologies Ltd.	2,531,649	9,788
Progress Software Corp. (a)	1,581,200	50,504
S1 Corp. (a)(d)	3,057,080	18,740
Simplex Technology, Inc. (c)	5,915	3,616
Solera Holdings, Inc.	565,200	19,601
SWORD Group (d)	636,565	18,600
Zensar Technologies Ltd.	557,803	3,566
		236,188
TOTAL INFORMATION TECHNOLOGY		1,521,791
MATERIALS - 2.8%
Chemicals - 1.4%
Airgas, Inc.	918,669	57,389
Fujikura Kasei Co., Ltd.	381,900	2,154
		59,543
Metals & Mining - 1.4%
A.M. Castle & Co. (a)(d)	1,257,905	18,705
Reliance Steel & Aluminum Co.	819,800	37,637
		56,342
TOTAL MATERIALS		115,885
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.6%
AboveNet, Inc. (a)	827,706	37,959
Premiere Global Services, Inc. (a)(d)	3,412,348	27,231
		65,190
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
Syniverse Holdings, Inc. (a)	1,931,073	$ 38,216
TOTAL TELECOMMUNICATION SERVICES		103,406
UTILITIES - 0.5%
Gas Utilities - 0.5%
UGI Corp.	858,800	22,449
TOTAL COMMON STOCKS (Cost $3,728,553)		4,158,899
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.23% (e)	235	0*
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	104,085,515	104,086
TOTAL MONEY MARKET FUNDS (Cost $104,086)		104,086
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $3,832,639)		4,262,985
NET OTHER ASSETS - (2.1)%		(87,930)
NET ASSETS - 100%		$ 4,175,055
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 196
Fidelity Securities Lending Cash Central Fund	796
Total	$ 992
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.M. Castle & Co.	$ 16,479	$ -	$ -	$ -	$ 18,705
Acxiom Corp.	61,588	1,750	-	-	95,506
AFC Enterprises, Inc.	19,800	147	-	-	26,630
Alliant Techsystems, Inc.	144,241	15,510	-	-	128,775
AmSurg Corp.	47,742	-	-	-	45,644
Atlas Pipeline Holdings LP	-	15,819	-	-	11,421
Benefit One, Inc.	6,615	2,685	-	323	10,285
CBIZ, Inc.	17,978	18,925	-	-	35,067
Charming Shoppes, Inc.	17,278	20,159	-	-	31,991
COLTENE Holding AG	21,985	-	-	1,027	20,270
Cutera, Inc.	11,587	-	-	-	11,407
Cynosure, Inc. Class A	4,301	3,003	-	-	8,296
Daimei Telecom Engineering Corp.	11,667	4,118	-	208	14,354
Diploma PLC	21,178	-	-	301	24,412
DSP Group, Inc.	7,227	-	-	-	-
Dynamex, Inc.	13,111	164	-	-	11,748
ebix.com, Inc.	34,474	-	-	-	30,443
Einstein Noah Restaurant Group, Inc.	-	16,889	-	-	17,515
Electro Scientific Industries, Inc.	17,066	-	-	-	22,539
EPIQ Systems, Inc.	41,989	-	-	-	37,125
eResearchTechnology, Inc.	21,240	-	-	-	28,584
First Mercury Financial Corp.	14,719	-	-	2,329	13,924
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
GT Solar International, Inc.	$ -	$ 62,191	$ -	$ -	$ 59,238
Guerbet	24,094	-	5,464	295	-
Healthways, Inc.	57,102	-	-	-	47,158
Insight Enterprises, Inc.	9,954	22,864	-	-	41,827
Integral Systems, Inc.	9,759	2,663	-	-	9,660
Meiko Network Japan Co. Ltd.	12,072	4,786	-	235	17,799
Mercer Insurance Group, Inc.	11,272	-	-	98	11,206
Microtune, Inc.	9,062	-	-	-	12,291
Natural Gas Services Group, Inc.	21,157	-	4,610	-	15,725
Opnext, Inc.	12,228	-	4,941	-	-
Petroleum Development Corp.	26,688	-	13,994	-	-
Premiere Global Services, Inc.	18,309	7,962	-	-	27,231
RC2 Corp.	-	25,803	-	-	26,796
S1 Corp.	-	18,300	-	-	18,740
Silicon Image, Inc.	14,722	-	4,439	-	17,971
Spice PLC	33,404	-	-	183	15,945
SWORD Group	9,811	12,995	-	464	18,600
TETRA Technologies, Inc.	77,762	-	-	-	75,510
United Drug PLC (Ireland)	55,679	1,466	15,803	361	35,048
ViaSat, Inc.	77,753	-	-	-	81,508
VSE Corp.	12,382	10,678	-	40	19,660
Total	$ 1,045,475	$ 268,877	$ 49,251	$ 5,864	$ 1,196,554
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.7%
United Kingdom	5.1%
Japan	2.6%
Canada	2.5%
France	2.0%
Ireland	2.0%
Cayman Islands	1.7%
Spain	1.4%
India	1.3%
Germany	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $170,510,000 all of which will expire on November 30, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $99,778) - See accompanying schedule: Unaffiliated issuers (cost $2,474,304)	$ 2,962,345
Fidelity Central Funds (cost $104,086)	104,086
Other affiliated issuers (cost $1,254,249)	1,196,554
Total Investments (cost $3,832,639)		$ 4,262,985
Cash		215
Receivable for investments sold		37,437
Receivable for fund shares sold		5,786
Dividends receivable		4,151
Distributions receivable from Fidelity Central Funds		158
Prepaid expenses		3
Receivable from investment adviser for expense reductions		65
Other receivables		4
Total assets		4,310,804

Liabilities
Payable for investments purchased	$ 376
Payable for fund shares redeemed	8,311
Accrued management fee	3,111
Distribution fees payable	1,202
Notes payable to affiliates	17,603
Other affiliated payables	980
Other payables and accrued expenses	80
Collateral on securities loaned, at value	104,086
Total liabilities		135,749

Net Assets		$ 4,175,055
Net Assets consist of:
Paid in capital		$ 3,825,602
Accumulated net investment loss		(13,547)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,332)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		430,332
Net Assets		$ 4,175,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,358,249 ÷ 61,607 shares)	$ 22.05

Maximum offering price per share (100/94.25 of $22.05)	$ 23.40
Class T: Net Asset Value and redemption price per share ($1,317,036 ÷ 61,653 shares)	$ 21.36

Maximum offering price per share (100/96.50 of $21.36)	$ 22.13
Class B: Net Asset Value and offering price per share ($83,565 ÷ 4,245 shares)A	$ 19.69

Class C: Net Asset Value and offering price per share ($315,107 ÷ 15,859 shares)A	$ 19.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,101,098 ÷ 47,911 shares)	$ 22.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends (including $5,864 earned from other affiliated issuers)		$ 16,535
Income from Fidelity Central Funds		992
Total income		17,527

Expenses
Management fee Basic fee	$ 14,920
Performance adjustment	3,378
Transfer agent fees	5,180
Distribution fees	7,142
Accounting and security lending fees	560
Custodian fees and expenses	118
Independent trustees' compensation	11
Registration fees	110
Audit	30
Legal	8
Interest	1
Miscellaneous	30
Total expenses before reductions	31,488
Expense reductions	(414)	31,074
Net investment income (loss)		(13,547)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,175
Other affiliated issuers	(37,619)
Foreign currency transactions	(124)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		105,435
Change in net unrealized appreciation (depreciation) on: Investment securities	97,633
Assets and liabilities in foreign currencies	(84)
Total change in net unrealized appreciation (depreciation)		97,549
Net gain (loss)		202,984
Net increase (decrease) in net assets resulting from operations		$ 189,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,547)	$ (8,475)
Net realized gain (loss)	105,435	(91,747)
Change in net unrealized appreciation (depreciation)	97,549	808,812
Net increase (decrease) in net assets resulting from operations	189,437	708,590
Distributions to shareholders from net investment income	-	(4,456)
Distributions to shareholders from net realized gain	-	(110,886)
Total distributions	-	(115,342)
Share transactions - net increase (decrease)	121,170	593,474
Total increase (decrease) in net assets	310,607	1,186,722

Net Assets
Beginning of period	3,864,448	2,677,726
End of period (including accumulated net investment loss of $13,547 and undistributed net investment income of $0, respectively)	$ 4,175,055	$ 3,864,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 21.00	$ 17.69	$ 25.12	$ 24.38	$ 26.65	$ 24.10
Income from Investment Operations
Net investment income (loss) E	(.06)	(.03)	.06	.04	(.11)	(.19)
Net realized and unrealized gain (loss)	1.11	4.09	(6.54)	2.61	2.37	2.78
Total from investment operations	1.05	4.06	(6.48)	2.65	2.26	2.59
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.72)	(.95)	(1.91)	(4.53)	(.04)
Total distributions	-	(.75)	(.95)	(1.91)	(4.53)	(.04)
Net asset value, end of period	$ 22.05	$ 21.00	$ 17.69	$ 25.12	$ 24.38	$ 26.65
Total Return B, C, D	5.00%	24.04%	(26.81)%	11.73%	9.62%	10.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.53%	1.35%	1.31%	1.32%	1.39%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.35%	1.31%	1.32%	1.39%
Expenses net of all reductions	1.40% A	1.40%	1.34%	1.30%	1.28%	1.36%
Net investment income (loss)	(.57)% A	(.16)%	.27%	.15%	(.46)%	(.74)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,358	$ 1,223	$ 802	$ 1,012	$ 805	$ 636
Portfolio turnover rate G	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.37	$ 17.20	$ 24.49	$ 23.86	$ 26.22	$ 23.74
Income from Investment Operations
Net investment income (loss) E	(.09)	(.07)	.02	(.01)	(.15)	(.22)
Net realized and unrealized gain (loss)	1.08	3.96	(6.36)	2.55	2.32	2.74
Total from investment operations	.99	3.89	(6.34)	2.54	2.17	2.52
Distributions from net realized gain	-	(.72)	(.95)	(1.91)	(4.53)	(.04)
Net asset value, end of period	$ 21.36	$ 20.37	$ 17.20	$ 24.49	$ 23.86	$ 26.22
Total Return B, C, D	4.86%	23.69%	(26.93)%	11.51%	9.40%	10.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.74%	1.54%	1.50%	1.50%	1.54%
Expenses net of fee waivers, if any	1.63% A	1.65%	1.54%	1.50%	1.50%	1.54%
Expenses net of all reductions	1.63% A	1.65%	1.53%	1.49%	1.46%	1.51%
Net investment income (loss)	(.80)% A	(.41)%	.08%	(.04)%	(.64)%	(.89)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,317	$ 1,277	$ 1,020	$ 1,515	$ 1,521	$ 1,514
Portfolio turnover rate G	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.82	$ 16.02	$ 23.01	$ 22.65	$ 25.24	$ 23.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.15)	(.10)	(.14)	(.28)	(.35)
Net realized and unrealized gain (loss)	1.00	3.67	(5.94)	2.41	2.22	2.63
Total from investment operations	.87	3.52	(6.04)	2.27	1.94	2.28
Distributions from net realized gain	-	(.72)	(.95)	(1.91)	(4.53)	(.04)
Net asset value, end of period	$ 19.69	$ 18.82	$ 16.02	$ 23.01	$ 22.65	$ 25.24
Total Return B, C, D	4.62%	23.10%	(27.38)%	10.88%	8.75%	9.93%
Ratios to Average Net Assets F, H
Expenses before reductions	2.23% A	2.31%	2.11%	2.09%	2.12%	2.13%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.11%	2.09%	2.12%	2.13%
Expenses net of all reductions	2.15% A	2.15%	2.10%	2.08%	2.08%	2.10%
Net investment income (loss)	(1.32)% A	(.91)%	(.50)%	(.63)%	(1.26)%	(1.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 84	$ 89	$ 87	$ 159	$ 221	$ 315
Portfolio turnover rate G	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.00	$ 16.16	$ 23.20	$ 22.82	$ 25.39	$ 23.12
Income from Investment Operations
Net investment income (loss) E	(.13)	(.15)	(.10)	(.14)	(.27)	(.35)
Net realized and unrealized gain (loss)	1.00	3.71	(5.99)	2.43	2.23	2.66
Total from investment operations	.87	3.56	(6.09)	2.29	1.96	2.31
Distributions from net realized gain	-	(.72)	(.95)	(1.91)	(4.53)	(.04)
Net asset value, end of period	$ 19.87	$ 19.00	$ 16.16	$ 23.20	$ 22.82	$ 25.39
Total Return B, C, D	4.58%	23.15%	(27.37)%	10.89%	8.78%	10.01%
Ratios to Average Net Assets F, H
Expenses before reductions	2.18% A	2.28%	2.10%	2.06%	2.07%	2.10%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.10%	2.06%	2.07%	2.10%
Expenses net of all reductions	2.15% A	2.15%	2.09%	2.05%	2.04%	2.07%
Net investment income (loss)	(1.32)% A	(.91)%	(.48)%	(.60)%	(1.21)%	(1.45)%
Supplemental Data
Net assets, end of period (in millions)	$ 315	$ 299	$ 214	$ 306	$ 311	$ 317
Portfolio turnover rate G	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 21.86	$ 18.42	$ 26.03	$ 25.19	$ 27.31	$ 24.60
Income from Investment Operations
Net investment income (loss) D	(.03)	.02	.14	.12	(.03)	(.09)
Net realized and unrealized gain (loss)	1.15	4.24	(6.80)	2.70	2.44	2.84
Total from investment operations	1.12	4.26	(6.66)	2.82	2.41	2.75
Distributions from net investment income	-	(.10)	-	-	-	-
Distributions from net realized gain	-	(.72)	(.95)	(1.98)	(4.53)	(.04)
Total distributions	-	(.82)	(.95)	(1.98)	(4.53)	(.04)
Net asset value, end of period	$ 22.98	$ 21.86	$ 18.42	$ 26.03	$ 25.19	$ 27.31
Total Return B, C	5.12%	24.31%	(26.56)%	12.09%	9.99%	11.20%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.21%	1.03%	.99%	.97%	.98%
Expenses net of fee waivers, if any	1.12% A	1.15%	1.03%	.99%	.97%	.98%
Expenses net of all reductions	1.12% A	1.15%	1.01%	.98%	.94%	.95%
Net investment income (loss)	(.29)% A	.09%	.59%	.47%	(.12)%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,101	$ 977	$ 555	$ 600	$ 523	$ 421
Portfolio turnover rate F	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 784,909
Gross unrealized depreciation	(355,681)
Net unrealized appreciation (depreciation)	$ 429,228

Tax cost	$ 3,833,757

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,004,522 and $711,030, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,695	$ 35
Class T	.25%	.25%	3,392	10
Class B	.75%	.25%	450	338
Class C	.75%	.25%	1,605	326
			$ 7,142	$ 709

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 145
Class T	26
Class B*	99
Class C*	15
$ 285

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,894.28
Class T	1,527.22
Class B	145.32
Class C	443.28
Institutional Class	1,171.21
	$ 5,180

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,094.46%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $796.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 257
Class B	2.15%	36
Class C	2.15%	55
		$ 348

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $66 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by fifty-seven dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,318
Institutional Class	-	3,138
Total	$ -	$ 4,456
From net realized gain
Class A	$ -	$ 32,720
Class T	-	42,759
Class B	-	3,845
Class C	-	9,625
Institutional Class	-	21,937
Total	$ -	$ 110,886

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	11,867	26,704	$ 265,954	$ 488,846
Reinvestment of distributions	-	1,871	-	31,200
Shares redeemed	(8,511)	(15,651)	(190,600)	(281,236)
Net increase (decrease)	3,356	12,924	$ 75,354	$ 238,810
Class T
Shares sold	8,604	19,780	$ 186,965	$ 349,640
Reinvestment of distributions	-	2,511	-	40,724
Shares redeemed	(9,612)	(18,952)	(208,598)	(333,206)
Net increase (decrease)	(1,008)	3,339	$ (21,633)	$ 57,158
Class B
Shares sold	391	1,274	$ 7,825	$ 20,831
Reinvestment of distributions	-	238	-	3,576
Shares redeemed	(849)	(2,214)	(17,031)	(35,351)
Net increase (decrease)	(458)	(702)	$ (9,206)	$ (10,944)
Class C
Shares sold	2,075	5,215	$ 41,970	$ 86,117
Reinvestment of distributions	-	562	-	8,532
Shares redeemed	(1,954)	(3,286)	(39,348)	(53,557)
Net increase (decrease)	121	2,491	$ 2,622	$ 41,092
Institutional Class
Shares sold	10,029	24,229	$ 233,153	$ 454,247
Reinvestment of distributions	-	1,179	-	20,426
Shares redeemed	(6,815)	(10,852)	(159,120)	(207,315)
Net increase (decrease)	3,214	14,556	$ 74,033	$ 267,358

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCF-USAN-0710
1.786801.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.40%
Actual		$ 1,000.00	$ 1,050.00	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.04
Class T	1.63%
Actual		$ 1,000.00	$ 1,048.60	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Class B	2.15%
Actual		$ 1,000.00	$ 1,046.20	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,014.21	$ 10.80
Class C	2.15%
Actual		$ 1,000.00	$ 1,045.80	$ 10.97
HypotheticalA		$ 1,000.00	$ 1,014.21	$ 10.80
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,051.20	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity National Information Services, Inc.	5.6	5.0
Alliant Techsystems, Inc.	3.1	3.7
Universal Health Services, Inc. Class B	2.6	1.8
CGI Group, Inc. Class A (sub. vtg.)	2.5	2.1
Acxiom Corp.	2.3	1.6
FTI Consulting, Inc.	2.3	1.0
ViaSat, Inc.	1.9	2.0
HealthSouth Corp.	1.9	0.0
Babcock International Group PLC	1.8	2.4
TETRA Technologies, Inc.	1.8	2.0
	25.8
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.5	37.3
Industrials	24.5	23.5
Health Care	12.7	10.3
Consumer Discretionary	6.9	5.2
Energy	6.3	5.4
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 99.6%		Stocks 94.8%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 5.2%
* Foreign investments	22.3%	** Foreign investments	25.3%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.9%
Diversified Consumer Services - 0.5%
Best Bridal, Inc.	963	$ 2,748
Meiko Network Japan Co. Ltd. (d)	2,530,000	17,799
		20,547
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a)(d)	2,545,930	26,630
Brinker International, Inc.	679,200	12,076
CEC Entertainment, Inc. (a)	508,657	20,570
Cracker Barrel Old Country Store, Inc.	517,500	25,787
Einstein Noah Restaurant Group, Inc. (a)(d)	1,354,629	17,515
Toridoll Corp. (c)	7,026	12,839
		115,417
Household Durables - 1.1%
Tupperware Brands Corp.	1,053,643	44,769
Internet & Catalog Retail - 0.0%
Toupargel-Agrigel	136,301	2,683
Leisure Equipment & Products - 0.6%
RC2 Corp. (a)(d)	1,440,662	26,796
Specialty Retail - 1.3%
Charming Shoppes, Inc. (a)(c)(d)	7,015,679	31,991
Gulliver International Co. Ltd. (c)	131,660	4,138
Jumbo SA (a)	2,750,307	18,103
		54,232
Textiles, Apparel & Luxury Goods - 0.6%
Movado Group, Inc. (a)(c)	540,000	6,631
Sanei-International Co. Ltd.	228,800	2,948
Unifirst Corp.	336,279	15,133
		24,712
TOTAL CONSUMER DISCRETIONARY		289,156
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)	1,059,200	42,442
Ingles Markets, Inc. Class A	225,000	3,418
PriceSmart, Inc.	1,239,938	29,771
The Pantry, Inc. (a)	499,588	7,639
		83,270
Food Products - 1.1%
TreeHouse Foods, Inc. (a)	994,084	45,827
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.4%
Herbalife Ltd.	1,329,900	$ 60,045
TOTAL CONSUMER STAPLES		189,142
ENERGY - 6.3%
Energy Equipment & Services - 4.3%
Natural Gas Services Group, Inc. (a)(d)	979,161	15,725
Superior Energy Services, Inc. (a)	1,810,200	39,390
TETRA Technologies, Inc. (a)(d)	7,505,996	75,510
Unit Corp. (a)	930,200	38,036
Vantage Drilling Co. (a)	8,085,808	12,776
		181,437
Oil, Gas & Consumable Fuels - 2.0%
Atlas Pipeline Holdings LP (a)(d)	2,543,727	11,421
Atlas Pipeline Partners, LP	2,396,000	25,637
Buckeye GP Holdings LP	549,593	16,955
Cloud Peak Energy, Inc.	675,316	9,968
Petroleum Development Corp. (a)	864,343	17,805
		81,786
TOTAL ENERGY		263,223
FINANCIALS - 2.4%
Capital Markets - 1.2%
AllianceBernstein Holding LP	1,685,500	47,851
Insurance - 1.1%
Delphi Financial Group, Inc. Class A	866,883	22,513
First Mercury Financial Corp. (d)	1,135,749	13,924
Mercer Insurance Group, Inc. (d)	656,100	11,206
		47,643
Real Estate Management & Development - 0.1%
Relo Holdings Corp. (c)	179,100	3,007
TOTAL FINANCIALS		98,501
HEALTH CARE - 12.7%
Health Care Equipment & Supplies - 2.4%
COLTENE Holding AG (d)	421,900	20,270
Cooper Companies, Inc.	1,083,000	39,919
Cutera, Inc. (a)(d)	1,284,550	11,407
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cynosure, Inc. Class A (a)(d)	733,468	$ 8,296
Guerbet (c)	125,000	12,145
Palomar Medical Technologies, Inc. (a)	869,880	9,369
		101,406
Health Care Providers & Services - 9.3%
Addus HomeCare Corp.	397,034	2,485
AmSurg Corp. (a)(d)	2,305,267	45,644
Centene Corp. (a)	467,781	10,675
HealthSouth Corp. (a)	3,956,521	78,577
Healthways, Inc. (a)(d)	3,325,705	47,158
InVentiv Health, Inc. (a)	1,249,169	31,204
Molina Healthcare, Inc. (a)(c)	1,027,851	28,286
The Ensign Group, Inc.	100,000	1,823
United Drug PLC (Ireland) (d)	12,649,710	35,048
Universal Health Services, Inc. Class B	2,543,400	107,789
		388,689
Life Sciences Tools & Services - 0.7%
eResearchTechnology, Inc. (a)(d)	3,600,000	28,584
Pharmaceuticals - 0.3%
Vetoquinol SA (c)	394,640	12,517
TOTAL HEALTH CARE		531,196
INDUSTRIALS - 24.5%
Aerospace & Defense - 7.1%
Alliant Techsystems, Inc. (a)(d)	1,871,996	128,775
Esterline Technologies Corp. (a)	1,332,581	71,506
Moog, Inc. Class A (a)	1,260,648	41,614
QinetiQ Group PLC	16,377,205	30,835
Teledyne Technologies, Inc. (a)	560,196	22,021
		294,751
Air Freight & Logistics - 1.2%
Dynamex, Inc. (a)(d)	763,876	11,748
UTI Worldwide, Inc.	2,543,750	36,757
		48,505
Commercial Services & Supplies - 6.7%
ABM Industries, Inc.	1,622,879	34,843
Babcock International Group PLC (c)	9,083,407	75,739
Prosegur Compania de Seguridad SA (Reg.)	1,353,825	58,296
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Spice PLC (c)(d)	28,301,570	$ 15,945
The Geo Group, Inc. (a)	1,500,000	31,650
VT Group PLC	5,761,553	62,155
		278,628
Construction & Engineering - 0.3%
Daimei Telecom Engineering Corp. (d)	2,072,700	14,354
Electrical Equipment - 2.2%
centrotherm photovoltaics AG (a)(c)	630,321	20,310
GT Solar International, Inc. (a)(c)(d)	10,849,500	59,238
Roth & Rau AG (a)(c)	557,700	14,419
		93,967
Industrial Conglomerates - 1.2%
DCC PLC (Ireland)	2,216,198	51,533
Machinery - 0.5%
John Bean Technologies Corp.	1,306,600	22,460
Professional Services - 5.3%
Benefit One, Inc. (d)	12,837	10,285
CBIZ, Inc. (a)(d)	5,313,124	35,067
en-japan, Inc. (a)(c)	7,320	10,685
FTI Consulting, Inc. (a)	2,229,800	95,346
Towers Watson & Co.	1,057,973	48,667
VSE Corp. (d)	513,186	19,660
		219,710
Trading Companies & Distributors - 0.0%
MonotaRO Co. Ltd. (c)	13,800	242
TOTAL INDUSTRIALS		1,024,150
INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 2.8%
Emulex Corp. (a)	2,266,400	23,752
Mitsui Knowledge Industry Co. Ltd.	19,962	3,282
Opnext, Inc. (a)	3,982,175	7,964
ViaSat, Inc. (a)(d)	2,536,804	81,508
		116,506
Computers & Peripherals - 0.1%
Rimage Corp. (a)	291,757	4,791
Electronic Equipment & Components - 4.0%
Benchmark Electronics, Inc. (a)	2,275,200	42,046
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Diploma PLC (d)	7,495,967	$ 24,412
Electro Scientific Industries, Inc. (a)(d)	1,753,990	22,539
Insight Enterprises, Inc. (a)(d)	2,876,690	41,827
PC Connection, Inc. (a)	1,016,890	6,915
Vishay Intertechnology, Inc. (a)	3,134,900	28,371
		166,110
Internet Software & Services - 0.5%
Macromill, Inc.	4,399	6,300
Perficient, Inc. (a)	1,340,440	14,302
		20,602
IT Services - 21.6%
Acxiom Corp. (a)(d)	5,485,710	95,506
Broadridge Financial Solutions, Inc.	2,249,226	43,005
CACI International, Inc. Class A (a)	1,244,200	57,532
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	102,694
Convergys Corp. (a)	3,674,000	40,120
DST Systems, Inc.	759,620	29,109
Fidelity National Information Services, Inc.	8,501,938	233,977
Global Cash Access Holdings, Inc. (a)	2,970,600	23,735
Groupe Steria SCA (c)	1,054,374	30,127
Heartland Payment Systems, Inc.	1,224,299	20,115
Hewitt Associates, Inc. Class A (a)	1,869,820	69,651
Integral Systems, Inc. (a)(d)	1,412,288	9,660
MindTree Consulting Ltd.	834,563	9,915
Patni Computer Systems Ltd. sponsored ADR	1,166,133	30,681
Sopra Group SA	188,480	12,601
Syntel, Inc.	1,618,610	54,126
Telvent GIT SA (c)	87,512	2,029
WNS Holdings Ltd. sponsored ADR (a)(c)	3,299,680	36,098
		900,681
Semiconductors & Semiconductor Equipment - 1.8%
Axell Corp. (c)	253,500	7,963
DSP Group, Inc. (a)	1,149,029	7,779
Manz Automation AG (a)(c)	149,241	8,409
Microtune, Inc. (a)(d)	5,208,000	12,291
Omnivision Technologies, Inc. (a)	341,782	6,593
Rudolph Technologies, Inc. (a)	1,410,000	12,521
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Shinkawa Ltd.	223,700	$ 3,386
Silicon Image, Inc. (a)(d)	4,923,495	17,971
		76,913
Software - 5.7%
Deltek, Inc. (a)	2,013,575	16,068
ebix.com, Inc. (a)(c)(d)	1,992,318	30,443
EPIQ Systems, Inc. (a)(d)	3,242,369	37,125
Infotech Enterprises Ltd.	359,213	2,940
JDA Software Group, Inc. (a)	942,997	25,197
NIIT Technologies Ltd.	2,531,649	9,788
Progress Software Corp. (a)	1,581,200	50,504
S1 Corp. (a)(d)	3,057,080	18,740
Simplex Technology, Inc. (c)	5,915	3,616
Solera Holdings, Inc.	565,200	19,601
SWORD Group (d)	636,565	18,600
Zensar Technologies Ltd.	557,803	3,566
		236,188
TOTAL INFORMATION TECHNOLOGY		1,521,791
MATERIALS - 2.8%
Chemicals - 1.4%
Airgas, Inc.	918,669	57,389
Fujikura Kasei Co., Ltd.	381,900	2,154
		59,543
Metals & Mining - 1.4%
A.M. Castle & Co. (a)(d)	1,257,905	18,705
Reliance Steel & Aluminum Co.	819,800	37,637
		56,342
TOTAL MATERIALS		115,885
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.6%
AboveNet, Inc. (a)	827,706	37,959
Premiere Global Services, Inc. (a)(d)	3,412,348	27,231
		65,190
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
Syniverse Holdings, Inc. (a)	1,931,073	$ 38,216
TOTAL TELECOMMUNICATION SERVICES		103,406
UTILITIES - 0.5%
Gas Utilities - 0.5%
UGI Corp.	858,800	22,449
TOTAL COMMON STOCKS (Cost $3,728,553)		4,158,899
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.23% (e)	235	0*
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	104,085,515	104,086
TOTAL MONEY MARKET FUNDS (Cost $104,086)		104,086
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $3,832,639)		4,262,985
NET OTHER ASSETS - (2.1)%		(87,930)
NET ASSETS - 100%		$ 4,175,055
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 196
Fidelity Securities Lending Cash Central Fund	796
Total	$ 992
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A.M. Castle & Co.	$ 16,479	$ -	$ -	$ -	$ 18,705
Acxiom Corp.	61,588	1,750	-	-	95,506
AFC Enterprises, Inc.	19,800	147	-	-	26,630
Alliant Techsystems, Inc.	144,241	15,510	-	-	128,775
AmSurg Corp.	47,742	-	-	-	45,644
Atlas Pipeline Holdings LP	-	15,819	-	-	11,421
Benefit One, Inc.	6,615	2,685	-	323	10,285
CBIZ, Inc.	17,978	18,925	-	-	35,067
Charming Shoppes, Inc.	17,278	20,159	-	-	31,991
COLTENE Holding AG	21,985	-	-	1,027	20,270
Cutera, Inc.	11,587	-	-	-	11,407
Cynosure, Inc. Class A	4,301	3,003	-	-	8,296
Daimei Telecom Engineering Corp.	11,667	4,118	-	208	14,354
Diploma PLC	21,178	-	-	301	24,412
DSP Group, Inc.	7,227	-	-	-	-
Dynamex, Inc.	13,111	164	-	-	11,748
ebix.com, Inc.	34,474	-	-	-	30,443
Einstein Noah Restaurant Group, Inc.	-	16,889	-	-	17,515
Electro Scientific Industries, Inc.	17,066	-	-	-	22,539
EPIQ Systems, Inc.	41,989	-	-	-	37,125
eResearchTechnology, Inc.	21,240	-	-	-	28,584
First Mercury Financial Corp.	14,719	-	-	2,329	13,924
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
GT Solar International, Inc.	$ -	$ 62,191	$ -	$ -	$ 59,238
Guerbet	24,094	-	5,464	295	-
Healthways, Inc.	57,102	-	-	-	47,158
Insight Enterprises, Inc.	9,954	22,864	-	-	41,827
Integral Systems, Inc.	9,759	2,663	-	-	9,660
Meiko Network Japan Co. Ltd.	12,072	4,786	-	235	17,799
Mercer Insurance Group, Inc.	11,272	-	-	98	11,206
Microtune, Inc.	9,062	-	-	-	12,291
Natural Gas Services Group, Inc.	21,157	-	4,610	-	15,725
Opnext, Inc.	12,228	-	4,941	-	-
Petroleum Development Corp.	26,688	-	13,994	-	-
Premiere Global Services, Inc.	18,309	7,962	-	-	27,231
RC2 Corp.	-	25,803	-	-	26,796
S1 Corp.	-	18,300	-	-	18,740
Silicon Image, Inc.	14,722	-	4,439	-	17,971
Spice PLC	33,404	-	-	183	15,945
SWORD Group	9,811	12,995	-	464	18,600
TETRA Technologies, Inc.	77,762	-	-	-	75,510
United Drug PLC (Ireland)	55,679	1,466	15,803	361	35,048
ViaSat, Inc.	77,753	-	-	-	81,508
VSE Corp.	12,382	10,678	-	40	19,660
Total	$ 1,045,475	$ 268,877	$ 49,251	$ 5,864	$ 1,196,554
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.7%
United Kingdom	5.1%
Japan	2.6%
Canada	2.5%
France	2.0%
Ireland	2.0%
Cayman Islands	1.7%
Spain	1.4%
India	1.3%
Germany	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $170,510,000 all of which will expire on November 30, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $99,778) - See accompanying schedule: Unaffiliated issuers (cost $2,474,304)	$ 2,962,345
Fidelity Central Funds (cost $104,086)	104,086
Other affiliated issuers (cost $1,254,249)	1,196,554
Total Investments (cost $3,832,639)		$ 4,262,985
Cash		215
Receivable for investments sold		37,437
Receivable for fund shares sold		5,786
Dividends receivable		4,151
Distributions receivable from Fidelity Central Funds		158
Prepaid expenses		3
Receivable from investment adviser for expense reductions		65
Other receivables		4
Total assets		4,310,804

Liabilities
Payable for investments purchased	$ 376
Payable for fund shares redeemed	8,311
Accrued management fee	3,111
Distribution fees payable	1,202
Notes payable to affiliates	17,603
Other affiliated payables	980
Other payables and accrued expenses	80
Collateral on securities loaned, at value	104,086
Total liabilities		135,749

Net Assets		$ 4,175,055
Net Assets consist of:
Paid in capital		$ 3,825,602
Accumulated net investment loss		(13,547)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,332)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		430,332
Net Assets		$ 4,175,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,358,249 ÷ 61,607 shares)	$ 22.05

Maximum offering price per share (100/94.25 of $22.05)	$ 23.40
Class T: Net Asset Value and redemption price per share ($1,317,036 ÷ 61,653 shares)	$ 21.36

Maximum offering price per share (100/96.50 of $21.36)	$ 22.13
Class B: Net Asset Value and offering price per share ($83,565 ÷ 4,245 shares)A	$ 19.69

Class C: Net Asset Value and offering price per share ($315,107 ÷ 15,859 shares)A	$ 19.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,101,098 ÷ 47,911 shares)	$ 22.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends (including $5,864 earned from other affiliated issuers)		$ 16,535
Income from Fidelity Central Funds		992
Total income		17,527

Expenses
Management fee Basic fee	$ 14,920
Performance adjustment	3,378
Transfer agent fees	5,180
Distribution fees	7,142
Accounting and security lending fees	560
Custodian fees and expenses	118
Independent trustees' compensation	11
Registration fees	110
Audit	30
Legal	8
Interest	1
Miscellaneous	30
Total expenses before reductions	31,488
Expense reductions	(414)	31,074
Net investment income (loss)		(13,547)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,175
Other affiliated issuers	(37,619)
Foreign currency transactions	(124)
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		105,435
Change in net unrealized appreciation (depreciation) on: Investment securities	97,633
Assets and liabilities in foreign currencies	(84)
Total change in net unrealized appreciation (depreciation)		97,549
Net gain (loss)		202,984
Net increase (decrease) in net assets resulting from operations		$ 189,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,547)	$ (8,475)
Net realized gain (loss)	105,435	(91,747)
Change in net unrealized appreciation (depreciation)	97,549	808,812
Net increase (decrease) in net assets resulting from operations	189,437	708,590
Distributions to shareholders from net investment income	-	(4,456)
Distributions to shareholders from net realized gain	-	(110,886)
Total distributions	-	(115,342)
Share transactions - net increase (decrease)	121,170	593,474
Total increase (decrease) in net assets	310,607	1,186,722

Net Assets
Beginning of period	3,864,448	2,677,726
End of period (including accumulated net investment loss of $13,547 and undistributed net investment income of $0, respectively)	$ 4,175,055	$ 3,864,448

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 21.00	$ 17.69	$ 25.12	$ 24.38	$ 26.65	$ 24.10
Income from Investment Operations
Net investment income (loss) E	(.06)	(.03)	.06	.04	(.11)	(.19)
Net realized and unrealized gain (loss)	1.11	4.09	(6.54)	2.61	2.37	2.78
Total from investment operations	1.05	4.06	(6.48)	2.65	2.26	2.59
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.72)	(.95)	(1.91)	(4.53)	(.04)
Total distributions	-	(.75)	(.95)	(1.91)	(4.53)	(.04)
Net asset value, end of period	$ 22.05	$ 21.00	$ 17.69	$ 25.12	$ 24.38	$ 26.65
Total Return B, C, D	5.00%	24.04%	(26.81)%	11.73%	9.62%	10.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.53%	1.35%	1.31%	1.32%	1.39%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.35%	1.31%	1.32%	1.39%
Expenses net of all reductions	1.40% A	1.40%	1.34%	1.30%	1.28%	1.36%
Net investment income (loss)	(.57)% A	(.16)%	.27%	.15%	(.46)%	(.74)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,358	$ 1,223	$ 802	$ 1,012	$ 805	$ 636
Portfolio turnover rate G	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.37	$ 17.20	$ 24.49	$ 23.86	$ 26.22	$ 23.74
Income from Investment Operations
Net investment income (loss) E	(.09)	(.07)	.02	(.01)	(.15)	(.22)
Net realized and unrealized gain (loss)	1.08	3.96	(6.36)	2.55	2.32	2.74
Total from investment operations	.99	3.89	(6.34)	2.54	2.17	2.52
Distributions from net realized gain	-	(.72)	(.95)	(1.91)	(4.53)	(.04)
Net asset value, end of period	$ 21.36	$ 20.37	$ 17.20	$ 24.49	$ 23.86	$ 26.22
Total Return B, C, D	4.86%	23.69%	(26.93)%	11.51%	9.40%	10.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.74%	1.54%	1.50%	1.50%	1.54%
Expenses net of fee waivers, if any	1.63% A	1.65%	1.54%	1.50%	1.50%	1.54%
Expenses net of all reductions	1.63% A	1.65%	1.53%	1.49%	1.46%	1.51%
Net investment income (loss)	(.80)% A	(.41)%	.08%	(.04)%	(.64)%	(.89)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,317	$ 1,277	$ 1,020	$ 1,515	$ 1,521	$ 1,514
Portfolio turnover rate G	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.82	$ 16.02	$ 23.01	$ 22.65	$ 25.24	$ 23.00
Income from Investment Operations
Net investment income (loss) E	(.13)	(.15)	(.10)	(.14)	(.28)	(.35)
Net realized and unrealized gain (loss)	1.00	3.67	(5.94)	2.41	2.22	2.63
Total from investment operations	.87	3.52	(6.04)	2.27	1.94	2.28
Distributions from net realized gain	-	(.72)	(.95)	(1.91)	(4.53)	(.04)
Net asset value, end of period	$ 19.69	$ 18.82	$ 16.02	$ 23.01	$ 22.65	$ 25.24
Total Return B, C, D	4.62%	23.10%	(27.38)%	10.88%	8.75%	9.93%
Ratios to Average Net Assets F, H
Expenses before reductions	2.23% A	2.31%	2.11%	2.09%	2.12%	2.13%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.11%	2.09%	2.12%	2.13%
Expenses net of all reductions	2.15% A	2.15%	2.10%	2.08%	2.08%	2.10%
Net investment income (loss)	(1.32)% A	(.91)%	(.50)%	(.63)%	(1.26)%	(1.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 84	$ 89	$ 87	$ 159	$ 221	$ 315
Portfolio turnover rate G	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.00	$ 16.16	$ 23.20	$ 22.82	$ 25.39	$ 23.12
Income from Investment Operations
Net investment income (loss) E	(.13)	(.15)	(.10)	(.14)	(.27)	(.35)
Net realized and unrealized gain (loss)	1.00	3.71	(5.99)	2.43	2.23	2.66
Total from investment operations	.87	3.56	(6.09)	2.29	1.96	2.31
Distributions from net realized gain	-	(.72)	(.95)	(1.91)	(4.53)	(.04)
Net asset value, end of period	$ 19.87	$ 19.00	$ 16.16	$ 23.20	$ 22.82	$ 25.39
Total Return B, C, D	4.58%	23.15%	(27.37)%	10.89%	8.78%	10.01%
Ratios to Average Net Assets F, H
Expenses before reductions	2.18% A	2.28%	2.10%	2.06%	2.07%	2.10%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.10%	2.06%	2.07%	2.10%
Expenses net of all reductions	2.15% A	2.15%	2.09%	2.05%	2.04%	2.07%
Net investment income (loss)	(1.32)% A	(.91)%	(.48)%	(.60)%	(1.21)%	(1.45)%
Supplemental Data
Net assets, end of period (in millions)	$ 315	$ 299	$ 214	$ 306	$ 311	$ 317
Portfolio turnover rate G	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 21.86	$ 18.42	$ 26.03	$ 25.19	$ 27.31	$ 24.60
Income from Investment Operations
Net investment income (loss) D	(.03)	.02	.14	.12	(.03)	(.09)
Net realized and unrealized gain (loss)	1.15	4.24	(6.80)	2.70	2.44	2.84
Total from investment operations	1.12	4.26	(6.66)	2.82	2.41	2.75
Distributions from net investment income	-	(.10)	-	-	-	-
Distributions from net realized gain	-	(.72)	(.95)	(1.98)	(4.53)	(.04)
Total distributions	-	(.82)	(.95)	(1.98)	(4.53)	(.04)
Net asset value, end of period	$ 22.98	$ 21.86	$ 18.42	$ 26.03	$ 25.19	$ 27.31
Total Return B, C	5.12%	24.31%	(26.56)%	12.09%	9.99%	11.20%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12% A	1.21%	1.03%	.99%	.97%	.98%
Expenses net of fee waivers, if any	1.12% A	1.15%	1.03%	.99%	.97%	.98%
Expenses net of all reductions	1.12% A	1.15%	1.01%	.98%	.94%	.95%
Net investment income (loss)	(.29)% A	.09%	.59%	.47%	(.12)%	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,101	$ 977	$ 555	$ 600	$ 523	$ 421
Portfolio turnover rate F	36% A	46%	98%	65%	84%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 784,909
Gross unrealized depreciation	(355,681)
Net unrealized appreciation (depreciation)	$ 429,228

Tax cost	$ 3,833,757

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,004,522 and $711,030, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,695	$ 35
Class T	.25%	.25%	3,392	10
Class B	.75%	.25%	450	338
Class C	.75%	.25%	1,605	326
			$ 7,142	$ 709

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 145
Class T	26
Class B*	99
Class C*	15
$ 285

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,894.28
Class T	1,527.22
Class B	145.32
Class C	443.28
Institutional Class	1,171.21
	$ 5,180

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 15,094.46%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $796.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 257
Class B	2.15%	36
Class C	2.15%	55
		$ 348

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $66 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by fifty-seven dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,318
Institutional Class	-	3,138
Total	$ -	$ 4,456
From net realized gain
Class A	$ -	$ 32,720
Class T	-	42,759
Class B	-	3,845
Class C	-	9,625
Institutional Class	-	21,937
Total	$ -	$ 110,886

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	11,867	26,704	$ 265,954	$ 488,846
Reinvestment of distributions	-	1,871	-	31,200
Shares redeemed	(8,511)	(15,651)	(190,600)	(281,236)
Net increase (decrease)	3,356	12,924	$ 75,354	$ 238,810
Class T
Shares sold	8,604	19,780	$ 186,965	$ 349,640
Reinvestment of distributions	-	2,511	-	40,724
Shares redeemed	(9,612)	(18,952)	(208,598)	(333,206)
Net increase (decrease)	(1,008)	3,339	$ (21,633)	$ 57,158
Class B
Shares sold	391	1,274	$ 7,825	$ 20,831
Reinvestment of distributions	-	238	-	3,576
Shares redeemed	(849)	(2,214)	(17,031)	(35,351)
Net increase (decrease)	(458)	(702)	$ (9,206)	$ (10,944)
Class C
Shares sold	2,075	5,215	$ 41,970	$ 86,117
Reinvestment of distributions	-	562	-	8,532
Shares redeemed	(1,954)	(3,286)	(39,348)	(53,557)
Net increase (decrease)	121	2,491	$ 2,622	$ 41,092
Institutional Class
Shares sold	10,029	24,229	$ 233,153	$ 454,247
Reinvestment of distributions	-	1,179	-	20,426
Shares redeemed	(6,815)	(10,852)	(159,120)	(207,315)
Net increase (decrease)	3,214	14,556	$ 74,033	$ 267,358

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCFI-USAN-0710
1.786802.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,028.50	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,028.20	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,025.00	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,025.10	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,030.00	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	4.7
Microsoft Corp.	2.7	4.0
Exxon Mobil Corp.	2.5	2.0
Cisco Systems, Inc.	2.3	2.4
Procter & Gamble Co.	2.3	2.1
Amazon.com, Inc.	2.0	2.3
Cerner Corp.	1.8	0.6
Google, Inc. Class A	1.7	4.2
Hewlett-Packard Co.	1.6	1.6
eBay, Inc.	1.6	0.6
	23.5
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.6	32.1
Health Care	14.0	14.3
Consumer Staples	12.3	13.5
Consumer Discretionary	11.8	10.9
Industrials	11.3	9.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Stocks 99.1%		Stocks 94.5%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	9.5%	** Foreign investments	9.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.6%
Johnson Controls, Inc.	3,600	$ 102,708
Automobiles - 0.3%
Ford Motor Co. (a)(c)	4,000	46,920
Diversified Consumer Services - 0.1%
Universal Technical Institute, Inc.	1,100	27,005
Hotels, Restaurants & Leisure - 2.7%
Benihana, Inc. Class A (sub. vtg.) (a)	1,600	9,296
Burger King Holdings, Inc.	1,900	36,119
McDonald's Corp.	2,400	160,488
O'Charleys, Inc. (a)	2,000	14,900
Starbucks Corp.	5,300	137,217
Wyndham Worldwide Corp.	4,800	113,280
		471,300
Household Durables - 2.0%
iRobot Corp. (a)	2,200	47,212
Sealy Corp., Inc. (a)	8,100	26,325
Tempur-Pedic International, Inc. (a)	8,400	278,880
		352,417
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	2,900	363,834
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	2,800	112,420
Media - 0.7%
DIRECTV (a)	1,900	71,611
Virgin Media, Inc.	3,300	53,328
		124,939
Specialty Retail - 1.2%
Best Buy Co., Inc.	2,600	109,850
Sally Beauty Holdings, Inc. (a)	10,300	96,923
		206,773
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	600	86,832
Phillips-Van Heusen Corp.	1,700	93,041
Polo Ralph Lauren Corp. Class A	1,200	104,232
		284,105
TOTAL CONSUMER DISCRETIONARY		2,092,421
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 12.3%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	1,681	$ 81,247
Grupo Modelo SAB de CV Series C	8,200	45,548
PepsiCo, Inc.	1,400	88,046
The Coca-Cola Co.	4,200	215,880
		430,721
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	1,500	87,375
Safeway, Inc.	1,600	35,424
Wal-Mart Stores, Inc.	5,200	262,912
Walgreen Co.	3,200	102,528
Whole Foods Market, Inc. (a)(c)	2,700	109,161
		597,400
Food Products - 2.3%
Calavo Growers, Inc.	3,100	49,507
Danone	1,544	79,820
Mead Johnson Nutrition Co. Class A	2,600	128,232
Nestle SA sponsored ADR	1,850	83,509
The J.M. Smucker Co.	800	44,176
Tingyi (Cayman Island) Holding Corp.	12,000	27,248
		412,492
Household Products - 2.3%
Procter & Gamble Co.	6,500	397,085
Personal Products - 1.9%
BaWang International (Group) Holding Ltd.	32,000	23,261
Estee Lauder Companies, Inc. Class A	1,600	93,232
Hengan International Group Co. Ltd.	3,000	21,846
Herbalife Ltd.	4,400	198,660
		336,999
TOTAL CONSUMER STAPLES		2,174,697
ENERGY - 4.4%
Energy Equipment & Services - 1.1%
Complete Production Services, Inc. (a)	4,000	52,040
Newpark Resources, Inc. (a)	3,800	24,396
Schlumberger Ltd.	2,020	113,423
		189,859
Oil, Gas & Consumable Fuels - 3.3%
Arch Coal, Inc.	1,100	23,705
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners, LP	2,100	$ 22,470
Chesapeake Energy Corp.	1,600	35,744
Exxon Mobil Corp.	7,140	431,684
Massey Energy Co.	1,200	39,744
Range Resources Corp.	900	40,455
		593,802
TOTAL ENERGY		783,661
FINANCIALS - 5.5%
Capital Markets - 1.0%
Bank of New York Mellon Corp.	3,100	84,320
Morgan Stanley	3,370	91,361
		175,681
Commercial Banks - 1.5%
PNC Financial Services Group, Inc.	900	56,475
Regions Financial Corp.	10,800	82,404
Wells Fargo & Co.	4,300	123,367
		262,246
Consumer Finance - 0.7%
American Express Co.	1,900	75,753
SLM Corp. (a)	3,700	41,107
		116,860
Diversified Financial Services - 1.7%
Bank of America Corp.	3,800	59,812
Citigroup, Inc. (a)	23,600	93,456
CME Group, Inc.	200	63,330
JPMorgan Chase & Co.	2,200	87,076
		303,674
Real Estate Management & Development - 0.6%
Henderson Land Development Co. Ltd.	2,000	11,905
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	400	142
Jones Lang LaSalle, Inc.	1,200	89,544
Yanlord Land Group Ltd.	12,000	14,054
		115,645
TOTAL FINANCIALS		974,106
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.0%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	1,232	$ 61,637
AMAG Pharmaceuticals, Inc. (a)	1,100	35,024
Amgen, Inc. (a)	300	15,534
Amicus Therapeutics, Inc. (a)	3,000	8,970
Amylin Pharmaceuticals, Inc. (a)	200	3,304
ARIAD Pharmaceuticals, Inc. (a)	11,000	42,240
Biogen Idec, Inc. (a)	3,100	147,033
BioMarin Pharmaceutical, Inc. (a)	2,700	52,704
Dendreon Corp. (a)	650	28,210
Nanosphere, Inc. (a)	2,100	11,529
United Therapeutics Corp. (a)	1,000	51,220
		457,405
Health Care Equipment & Supplies - 2.0%
Covidien PLC	2,000	84,780
Edwards Lifesciences Corp. (a)	200	10,106
ev3, Inc. (a)	1,400	26,488
Inverness Medical Innovations, Inc. (a)	3,475	120,965
Mako Surgical Corp. (a)	1,100	14,487
Micrus Endovascular Corp. (a)	2,800	48,384
NuVasive, Inc. (a)	500	19,635
Orthovita, Inc. (a)	5,100	15,836
RTI Biologics, Inc. (a)	6,700	23,852
		364,533
Health Care Providers & Services - 2.3%
Accretive Health, Inc.	200	2,594
BioScrip, Inc. (a)	10,700	69,443
Express Scripts, Inc. (a)	1,200	120,720
Health Net, Inc. (a)	2,500	61,625
Medco Health Solutions, Inc. (a)	2,400	138,360
Team Health Holdings, Inc.	700	8,967
		401,709
Health Care Technology - 1.8%
Cerner Corp. (a)	3,850	322,284
Life Sciences Tools & Services - 2.1%
Covance, Inc. (a)	1,300	68,588
Life Technologies Corp. (a)	2,400	120,144
QIAGEN NV (a)	4,200	88,536
Thermo Fisher Scientific, Inc. (a)	1,900	98,914
		376,182
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.2%
Allergan, Inc.	2,500	$ 150,475
Ardea Biosciences, Inc. (a)	300	7,509
Cadence Pharmaceuticals, Inc. (a)	5,400	42,822
Cardiome Pharma Corp. (a)	4,800	40,709
Johnson & Johnson	2,200	128,260
MAP Pharmaceuticals, Inc. (a)	100	1,492
Shire PLC sponsored ADR	700	42,847
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,600	87,712
Valeant Pharmaceuticals International (a)	700	32,536
ViroPharma, Inc. (a)	2,100	25,557
		559,919
TOTAL HEALTH CARE		2,482,032
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.8%
Alliant Techsystems, Inc. (a)	1,200	82,548
DigitalGlobe, Inc.	2,000	55,940
Precision Castparts Corp.	1,100	128,370
Raytheon Co.	3,000	157,230
United Technologies Corp.	3,700	249,306
		673,394
Airlines - 1.1%
AMR Corp. (a)	5,000	38,350
Delta Air Lines, Inc. (a)	4,900	66,542
Southwest Airlines Co.	7,700	95,788
		200,680
Building Products - 0.2%
Masco Corp.	2,500	33,375
Commercial Services & Supplies - 0.4%
Interface, Inc. Class A	800	9,428
Steelcase, Inc. Class A	2,500	20,950
Viad Corp.	1,400	32,424
		62,802
Construction & Engineering - 2.0%
Fluor Corp.	4,100	192,372
Foster Wheeler AG (a)	1,000	24,010
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	2,000	$ 83,520
KBR, Inc.	2,100	46,158
		346,060
Electrical Equipment - 0.6%
American Superconductor Corp. (a)	3,200	98,112
Industrial Conglomerates - 0.5%
General Electric Co.	5,400	88,290
Machinery - 1.1%
Duoyuan Global Water, Inc. ADR (c)	2,400	49,176
Ingersoll-Rand Co. Ltd.	3,100	115,661
Weg SA	3,400	31,582
		196,419
Professional Services - 0.1%
Robert Half International, Inc.	700	17,703
Road & Rail - 0.8%
Union Pacific Corp.	2,100	150,003
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	3,400	127,160
TOTAL INDUSTRIALS		1,993,998
INFORMATION TECHNOLOGY - 34.6%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	17,500	405,300
Juniper Networks, Inc. (a)	10,200	271,524
QUALCOMM, Inc.	2,800	99,568
Research In Motion Ltd. (a)	2,100	127,892
		904,284
Computers & Peripherals - 6.9%
Apple, Inc. (a)	3,430	882,057
Hewlett-Packard Co.	6,200	285,262
Teradata Corp. (a)	1,600	51,104
		1,218,423
Electronic Equipment & Components - 2.4%
Agilent Technologies, Inc. (a)	3,800	122,968
FLIR Systems, Inc. (a)	2,300	65,527
Ingram Micro, Inc. Class A (a)	10,900	184,864
Vishay Intertechnology, Inc. (a)	5,300	47,965
		421,324
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.2%
Baidu.com, Inc. sponsored ADR (a)	1,300	$ 95,173
eBay, Inc. (a)	13,100	280,471
Google, Inc. Class A (a)	606	294,019
NetEase.com, Inc. sponsored ADR (a)	1,400	42,504
Tencent Holdings Ltd.	1,300	25,077
		737,244
IT Services - 4.6%
Cognizant Technology Solutions Corp. Class A (a)	4,400	220,176
Hewitt Associates, Inc. Class A (a)	2,700	100,575
International Business Machines Corp.	1,900	237,994
MasterCard, Inc. Class A	500	100,885
Visa, Inc. Class A	2,200	159,412
		819,042
Semiconductors & Semiconductor Equipment - 3.6%
Intel Corp.	10,700	229,194
Marvell Technology Group Ltd. (a)	2,600	49,348
NVIDIA Corp. (a)	7,300	95,922
Power Integrations, Inc.	1,300	44,174
Skyworks Solutions, Inc. (a)	6,100	97,173
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,423	43,124
Teradyne, Inc. (a)	7,600	83,448
		642,383
Software - 7.8%
Adobe Systems, Inc. (a)	1,600	51,328
BMC Software, Inc. (a)	2,800	103,628
Citrix Systems, Inc. (a)	1,500	65,415
Informatica Corp. (a)	2,900	74,820
MICROS Systems, Inc. (a)	7,300	249,660
Microsoft Corp.	18,300	472,140
Nuance Communications, Inc. (a)	11,300	192,496
Red Hat, Inc. (a)	2,400	70,344
Salesforce.com, Inc. (a)	525	45,428
VMware, Inc. Class A (a)	800	52,968
		1,378,227
TOTAL INFORMATION TECHNOLOGY		6,120,927
Common Stocks - continued
	Shares	Value
MATERIALS - 3.6%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	900	$ 62,154
Cabot Corp.	1,800	50,418
CF Industries Holdings, Inc.	700	48,013
Dow Chemical Co.	2,200	59,202
The Mosaic Co.	1,500	69,255
		289,042
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	500	46,615
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	3,300	100,089
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	1,400	58,688
Newmont Mining Corp.	2,500	134,550
		193,238
TOTAL MATERIALS		628,984
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	3,500	141,855
Sprint Nextel Corp. (a)	24,100	123,633
		265,488
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	2,200	22,594
TOTAL COMMON STOCKS (Cost $17,037,859)		17,538,908
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	148,717	$ 148,717
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	178,750	178,750
TOTAL MONEY MARKET FUNDS (Cost $327,467)		327,467
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $17,365,326)		17,866,375
NET OTHER ASSETS - (1.0)%		(170,662)
NET ASSETS - 100%		$ 17,695,713
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 285
Fidelity Securities Lending Cash Central Fund	549
Total	$ 834
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,092,421	$ 2,092,421	$ -	$ -
Consumer Staples	2,174,697	2,174,697	-	-
Energy	783,661	783,661	-	-
Financials	974,106	973,964	142	-
Health Care	2,482,032	2,482,032	-	-
Industrials	1,993,998	1,993,998	-	-
Information Technology	6,120,927	6,120,927	-	-
Materials	628,984	628,984	-	-
Telecommunication Services	265,488	265,488	-	-
Utilities	22,594	22,594	-	-
Money Market Funds	327,467	327,467	-	-
Total Investments in Securities:	$ 17,866,375	$ 17,866,233	$ 142	$ -
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $11,106,274 of which $5,427,957, $2,163,543, $1,347,439 and $2,167,335 will expire on November 30, 2010, 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $173,147) - See accompanying schedule: Unaffiliated issuers (cost $17,037,859)	$ 17,538,908
Fidelity Central Funds (cost $327,467)	327,467
Total Investments (cost $17,365,326)		$ 17,866,375
Cash		6,064
Receivable for investments sold		247,870
Receivable for fund shares sold		70,818
Dividends receivable		17,917
Distributions receivable from Fidelity Central Funds		136
Prepaid expenses		13
Receivable from investment adviser for expense reductions		6,135
Other receivables		341
Total assets		18,215,669

Liabilities
Payable for investments purchased	$ 252,779
Payable for fund shares redeemed	36,859
Accrued management fee	9,095
Distribution fees payable	7,976
Other affiliated payables	5,558
Other payables and accrued expenses	28,939
Collateral on securities loaned, at value	178,750
Total liabilities		519,956

Net Assets		$ 17,695,713
Net Assets consist of:
Paid in capital		$ 27,038,064
Accumulated net investment loss		(63,996)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,779,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		501,003
Net Assets		$ 17,695,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,359,100 ÷ 678,619 shares)	$ 9.37

Maximum offering price per share (100/94.25 of $9.37)	$ 9.94
Class T: Net Asset Value and redemption price per share ($6,651,091 ÷ 731,038 shares)	$ 9.10

Maximum offering price per share (100/96.50 of $9.10)	$ 9.43
Class B: Net Asset Value and offering price per share ($2,105,422 ÷ 244,658 shares)A	$ 8.61

Class C: Net Asset Value and offering price per share ($2,326,039 ÷ 271,610 shares)A	$ 8.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($254,061 ÷ 26,454 shares)	$ 9.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 81,299
Interest		4
Income from Fidelity Central Funds		834
Total income		82,137

Expenses
Management fee Basic fee	$ 53,566
Performance adjustment	1,602
Transfer agent fees	32,921
Distribution fees	50,525
Accounting and security lending fees	3,757
Custodian fees and expenses	7,098
Independent trustees' compensation	51
Registration fees	34,534
Audit	26,352
Legal	50
Miscellaneous	112
Total expenses before reductions	210,568
Expense reductions	(64,435)	146,133
Net investment income (loss)		(63,996)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,655,239
Foreign currency transactions	(748)
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		1,654,503
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,129,802)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(1,129,810)
Net gain (loss)		524,693
Net increase (decrease) in net assets resulting from operations		$ 460,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (63,996)	$ (29,449)
Net realized gain (loss)	1,654,503	(1,570,051)
Change in net unrealized appreciation (depreciation)	(1,129,810)	6,771,857
Net increase (decrease) in net assets resulting from operations	460,697	5,172,357
Share transactions - net increase (decrease)	(882,468)	701,438
Total increase (decrease) in net assets	(421,771)	5,873,795

Net Assets
Beginning of period	18,117,484	12,243,689
End of period (including accumulated net investment loss of $63,996 and $0, respectively)	$ 17,695,713	$ 18,117,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.33	$ 11.54	$ 9.76	$ 9.27	$ 8.59
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	(.02)	(.04)	(.03)	(.04)
Net realized and unrealized gain (loss)	.28	2.77	(5.19)	1.82	.52	.72
Total from investment operations	.26	2.78	(5.21)	1.78	.49	.68
Net asset value, end of period	$ 9.37	$ 9.11	$ 6.33	$ 11.54	$ 9.76	$ 9.27
Total Return B, C, D	2.85%	43.92%	(45.15)%	18.24%	5.29%	7.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	2.04%	1.86%	1.74%	1.73%	1.76%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.25% A	1.24%	1.25%	1.25%	1.24%	1.22%
Net investment income (loss)	(.39)% A	.08%	(.20)%	(.40)%	(.34)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,359	$ 6,991	$ 4,113	$ 7,119	$ 5,709	$ 5,524
Portfolio turnover rate G	113% A	147%	140%	170%	88%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 6.17	$ 11.27	$ 9.56	$ 9.10	$ 8.45
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.04)	(.07)	(.05)	(.06)
Net realized and unrealized gain (loss)	.28	2.69	(5.06)	1.78	.51	.71
Total from investment operations	.25	2.68	(5.10)	1.71	.46	.65
Net asset value, end of period	$ 9.10	$ 8.85	$ 6.17	$ 11.27	$ 9.56	$ 9.10
Total Return B, C, D	2.82%	43.44%	(45.25)%	17.89%	5.05%	7.69%
Ratios to Average Net Assets F, H
Expenses before reductions	2.18% A	2.34%	2.15%	2.06%	2.03%	2.07%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.50% A	1.49%	1.50%	1.49%	1.49%	1.47%
Net investment income (loss)	(.64)% A	(.17)%	(.45)%	(.64)%	(.59)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,651	$ 6,651	$ 4,755	$ 9,393	$ 8,896	$ 9,753
Portfolio turnover rate G	113% A	147%	140%	170%	88%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 5.88	$ 10.80	$ 9.20	$ 8.80	$ 8.21
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.09)	(.11)	(.10)	(.10)
Net realized and unrealized gain (loss)	.26	2.57	(4.83)	1.71	.50	.69
Total from investment operations	.21	2.52	(4.92)	1.60	.40	.59
Net asset value, end of period	$ 8.61	$ 8.40	$ 5.88	$ 10.80	$ 9.20	$ 8.80
Total Return B, C, D	2.50%	42.86%	(45.56)%	17.39%	4.55%	7.19%
Ratios to Average Net Assets F, H
Expenses before reductions	2.65% A	2.79%	2.62%	2.50%	2.48%	2.52%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.01%
Expenses net of all reductions	2.00% A	1.99%	2.00%	1.99%	1.99%	1.96%
Net investment income (loss)	(1.14)% A	(.67)%	(.95)%	(1.14)%	(1.08)%	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,105	$ 2,314	$ 1,785	$ 3,893	$ 4,242	$ 5,080
Portfolio turnover rate G	113% A	147%	140%	170%	88%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.35	$ 5.85	$ 10.75	$ 9.16	$ 8.76	$ 8.17
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.09)	(.11)	(.10)	(.10)
Net realized and unrealized gain (loss)	.26	2.55	(4.81)	1.70	.50	.69
Total from investment operations	.21	2.50	(4.90)	1.59	.40	.59
Net asset value, end of period	$ 8.56	$ 8.35	$ 5.85	$ 10.75	$ 9.16	$ 8.76
Total Return B, C, D	2.51%	42.74%	(45.58)%	17.36%	4.57%	7.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.72% A	2.79%	2.62%	2.49%	2.48%	2.51%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.01%
Expenses net of all reductions	2.00% A	1.99%	2.00%	2.00%	1.99%	1.97%
Net investment income (loss)	(1.14)% A	(.67)%	(.95)%	(1.15)%	(1.09)%	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,326	$ 2,065	$ 1,492	$ 3,110	$ 2,546	$ 2,688
Portfolio turnover rate G	113% A	147%	140%	170%	88%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 6.47	$ 11.75	$ 9.92	$ 9.39	$ 8.67
Income from Investment Operations
Net investment income (loss) D	(.01)	.02	.01	(.02)	(.01)	(.02)
Net realized and unrealized gain (loss)	.29	2.83	(5.29)	1.85	.54	.74
Total from investment operations	.28	2.85	(5.28)	1.83	.53	.72
Net asset value, end of period	$ 9.60	$ 9.32	$ 6.47	$ 11.75	$ 9.92	$ 9.39
Total Return B, C	3.00%	44.05%	(44.94)%	18.45%	5.64%	8.30%
Ratios to Average Net Assets E,G
Expenses before reductions	1.57% A	1.83%	1.54%	1.39%	1.35%	1.39%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	.99%	.99%	.97%
Net investment income (loss)	(.14)% A	.33%	.05%	(.14)%	(.09)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254	$ 97	$ 99	$ 188	$ 180	$ 192
Portfolio turnover rate F	113% A	147%	140%	170%	88%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,536,478
Gross unrealized depreciation	(1,180,848)
Net unrealized appreciation (depreciation)	$ 355,630

Tax cost	$ 17,510,745

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,599,147 and $10,679,044, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July, 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 9,134	$ 78
Class T	.25%	.25%	17,398	90
Class B	.75%	.25%	11,457	8,607
Class C	.75%	.25%	12,536	1,158
			$ 50,525	$ 9,933

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,646
Class T	1,542
Class B*	4,916
Class C*	43
$ 8,147

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,206.33
Class T	12,627.36
Class B	3,775.33
Class C	4,130.33
Institutional Class	183.29
	$ 32,921

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $363 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $549.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 23,701
Class T	1.50%	23,655
Class B	2.00%	7,416
Class C	2.00%	8,943
Institutional Class	1.00%	357
		$ 64,072

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $363 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	89,972	297,668	$ 851,732	$ 2,346,141
Shares redeemed	(178,929)	(179,489)	(1,708,107)	(1,270,566)
Net increase (decrease)	(88,957)	118,179	$ (856,375)	$ 1,075,575
Class T
Shares sold	84,835	155,354	$ 780,057	$ 1,080,823
Shares redeemed	(104,959)	(174,482)	(955,036)	(1,210,575)
Net increase (decrease)	(20,124)	(19,128)	$ (174,979)	$ (129,752)
Class B
Shares sold	28,689	52,154	$ 252,326	$ 351,547
Shares redeemed	(59,700)	(79,891)	(522,200)	(530,477)
Net increase (decrease)	(31,011)	(27,737)	$ (269,874)	$ (178,930)
Class C
Shares sold	175,743	73,787	$ 1,513,285	$ 480,686
Shares redeemed	(151,251)	(81,479)	(1,247,918)	(513,052)
Net increase (decrease)	24,492	(7,692)	$ 265,367	$ (32,366)
Institutional Class
Shares sold	20,664	1,984	$ 198,756	$ 18,000
Shares redeemed	(4,568)	(6,929)	(45,363)	(51,089)
Net increase (decrease)	16,096	(4,945)	$ 153,393	$ (33,089)

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQG-USAN-0710
1.786803.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Strategic Growth

Fund - Institutional Class

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.25%
Actual		$ 1,000.00	$ 1,028.50	$ 6.32
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,028.20	$ 7.58
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,025.00	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,025.10	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,030.00	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	4.7
Microsoft Corp.	2.7	4.0
Exxon Mobil Corp.	2.5	2.0
Cisco Systems, Inc.	2.3	2.4
Procter & Gamble Co.	2.3	2.1
Amazon.com, Inc.	2.0	2.3
Cerner Corp.	1.8	0.6
Google, Inc. Class A	1.7	4.2
Hewlett-Packard Co.	1.6	1.6
eBay, Inc.	1.6	0.6
	23.5
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.6	32.1
Health Care	14.0	14.3
Consumer Staples	12.3	13.5
Consumer Discretionary	11.8	10.9
Industrials	11.3	9.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Stocks 99.1%		Stocks 94.5%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	9.5%	** Foreign investments	9.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.6%
Johnson Controls, Inc.	3,600	$ 102,708
Automobiles - 0.3%
Ford Motor Co. (a)(c)	4,000	46,920
Diversified Consumer Services - 0.1%
Universal Technical Institute, Inc.	1,100	27,005
Hotels, Restaurants & Leisure - 2.7%
Benihana, Inc. Class A (sub. vtg.) (a)	1,600	9,296
Burger King Holdings, Inc.	1,900	36,119
McDonald's Corp.	2,400	160,488
O'Charleys, Inc. (a)	2,000	14,900
Starbucks Corp.	5,300	137,217
Wyndham Worldwide Corp.	4,800	113,280
		471,300
Household Durables - 2.0%
iRobot Corp. (a)	2,200	47,212
Sealy Corp., Inc. (a)	8,100	26,325
Tempur-Pedic International, Inc. (a)	8,400	278,880
		352,417
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	2,900	363,834
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	2,800	112,420
Media - 0.7%
DIRECTV (a)	1,900	71,611
Virgin Media, Inc.	3,300	53,328
		124,939
Specialty Retail - 1.2%
Best Buy Co., Inc.	2,600	109,850
Sally Beauty Holdings, Inc. (a)	10,300	96,923
		206,773
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	600	86,832
Phillips-Van Heusen Corp.	1,700	93,041
Polo Ralph Lauren Corp. Class A	1,200	104,232
		284,105
TOTAL CONSUMER DISCRETIONARY		2,092,421
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 12.3%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	1,681	$ 81,247
Grupo Modelo SAB de CV Series C	8,200	45,548
PepsiCo, Inc.	1,400	88,046
The Coca-Cola Co.	4,200	215,880
		430,721
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	1,500	87,375
Safeway, Inc.	1,600	35,424
Wal-Mart Stores, Inc.	5,200	262,912
Walgreen Co.	3,200	102,528
Whole Foods Market, Inc. (a)(c)	2,700	109,161
		597,400
Food Products - 2.3%
Calavo Growers, Inc.	3,100	49,507
Danone	1,544	79,820
Mead Johnson Nutrition Co. Class A	2,600	128,232
Nestle SA sponsored ADR	1,850	83,509
The J.M. Smucker Co.	800	44,176
Tingyi (Cayman Island) Holding Corp.	12,000	27,248
		412,492
Household Products - 2.3%
Procter & Gamble Co.	6,500	397,085
Personal Products - 1.9%
BaWang International (Group) Holding Ltd.	32,000	23,261
Estee Lauder Companies, Inc. Class A	1,600	93,232
Hengan International Group Co. Ltd.	3,000	21,846
Herbalife Ltd.	4,400	198,660
		336,999
TOTAL CONSUMER STAPLES		2,174,697
ENERGY - 4.4%
Energy Equipment & Services - 1.1%
Complete Production Services, Inc. (a)	4,000	52,040
Newpark Resources, Inc. (a)	3,800	24,396
Schlumberger Ltd.	2,020	113,423
		189,859
Oil, Gas & Consumable Fuels - 3.3%
Arch Coal, Inc.	1,100	23,705
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Pipeline Partners, LP	2,100	$ 22,470
Chesapeake Energy Corp.	1,600	35,744
Exxon Mobil Corp.	7,140	431,684
Massey Energy Co.	1,200	39,744
Range Resources Corp.	900	40,455
		593,802
TOTAL ENERGY		783,661
FINANCIALS - 5.5%
Capital Markets - 1.0%
Bank of New York Mellon Corp.	3,100	84,320
Morgan Stanley	3,370	91,361
		175,681
Commercial Banks - 1.5%
PNC Financial Services Group, Inc.	900	56,475
Regions Financial Corp.	10,800	82,404
Wells Fargo & Co.	4,300	123,367
		262,246
Consumer Finance - 0.7%
American Express Co.	1,900	75,753
SLM Corp. (a)	3,700	41,107
		116,860
Diversified Financial Services - 1.7%
Bank of America Corp.	3,800	59,812
Citigroup, Inc. (a)	23,600	93,456
CME Group, Inc.	200	63,330
JPMorgan Chase & Co.	2,200	87,076
		303,674
Real Estate Management & Development - 0.6%
Henderson Land Development Co. Ltd.	2,000	11,905
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	400	142
Jones Lang LaSalle, Inc.	1,200	89,544
Yanlord Land Group Ltd.	12,000	14,054
		115,645
TOTAL FINANCIALS		974,106
Common Stocks - continued
	Shares	Value
HEALTH CARE - 14.0%
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	1,232	$ 61,637
AMAG Pharmaceuticals, Inc. (a)	1,100	35,024
Amgen, Inc. (a)	300	15,534
Amicus Therapeutics, Inc. (a)	3,000	8,970
Amylin Pharmaceuticals, Inc. (a)	200	3,304
ARIAD Pharmaceuticals, Inc. (a)	11,000	42,240
Biogen Idec, Inc. (a)	3,100	147,033
BioMarin Pharmaceutical, Inc. (a)	2,700	52,704
Dendreon Corp. (a)	650	28,210
Nanosphere, Inc. (a)	2,100	11,529
United Therapeutics Corp. (a)	1,000	51,220
		457,405
Health Care Equipment & Supplies - 2.0%
Covidien PLC	2,000	84,780
Edwards Lifesciences Corp. (a)	200	10,106
ev3, Inc. (a)	1,400	26,488
Inverness Medical Innovations, Inc. (a)	3,475	120,965
Mako Surgical Corp. (a)	1,100	14,487
Micrus Endovascular Corp. (a)	2,800	48,384
NuVasive, Inc. (a)	500	19,635
Orthovita, Inc. (a)	5,100	15,836
RTI Biologics, Inc. (a)	6,700	23,852
		364,533
Health Care Providers & Services - 2.3%
Accretive Health, Inc.	200	2,594
BioScrip, Inc. (a)	10,700	69,443
Express Scripts, Inc. (a)	1,200	120,720
Health Net, Inc. (a)	2,500	61,625
Medco Health Solutions, Inc. (a)	2,400	138,360
Team Health Holdings, Inc.	700	8,967
		401,709
Health Care Technology - 1.8%
Cerner Corp. (a)	3,850	322,284
Life Sciences Tools & Services - 2.1%
Covance, Inc. (a)	1,300	68,588
Life Technologies Corp. (a)	2,400	120,144
QIAGEN NV (a)	4,200	88,536
Thermo Fisher Scientific, Inc. (a)	1,900	98,914
		376,182
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.2%
Allergan, Inc.	2,500	$ 150,475
Ardea Biosciences, Inc. (a)	300	7,509
Cadence Pharmaceuticals, Inc. (a)	5,400	42,822
Cardiome Pharma Corp. (a)	4,800	40,709
Johnson & Johnson	2,200	128,260
MAP Pharmaceuticals, Inc. (a)	100	1,492
Shire PLC sponsored ADR	700	42,847
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,600	87,712
Valeant Pharmaceuticals International (a)	700	32,536
ViroPharma, Inc. (a)	2,100	25,557
		559,919
TOTAL HEALTH CARE		2,482,032
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.8%
Alliant Techsystems, Inc. (a)	1,200	82,548
DigitalGlobe, Inc.	2,000	55,940
Precision Castparts Corp.	1,100	128,370
Raytheon Co.	3,000	157,230
United Technologies Corp.	3,700	249,306
		673,394
Airlines - 1.1%
AMR Corp. (a)	5,000	38,350
Delta Air Lines, Inc. (a)	4,900	66,542
Southwest Airlines Co.	7,700	95,788
		200,680
Building Products - 0.2%
Masco Corp.	2,500	33,375
Commercial Services & Supplies - 0.4%
Interface, Inc. Class A	800	9,428
Steelcase, Inc. Class A	2,500	20,950
Viad Corp.	1,400	32,424
		62,802
Construction & Engineering - 2.0%
Fluor Corp.	4,100	192,372
Foster Wheeler AG (a)	1,000	24,010
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	2,000	$ 83,520
KBR, Inc.	2,100	46,158
		346,060
Electrical Equipment - 0.6%
American Superconductor Corp. (a)	3,200	98,112
Industrial Conglomerates - 0.5%
General Electric Co.	5,400	88,290
Machinery - 1.1%
Duoyuan Global Water, Inc. ADR (c)	2,400	49,176
Ingersoll-Rand Co. Ltd.	3,100	115,661
Weg SA	3,400	31,582
		196,419
Professional Services - 0.1%
Robert Half International, Inc.	700	17,703
Road & Rail - 0.8%
Union Pacific Corp.	2,100	150,003
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	3,400	127,160
TOTAL INDUSTRIALS		1,993,998
INFORMATION TECHNOLOGY - 34.6%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	17,500	405,300
Juniper Networks, Inc. (a)	10,200	271,524
QUALCOMM, Inc.	2,800	99,568
Research In Motion Ltd. (a)	2,100	127,892
		904,284
Computers & Peripherals - 6.9%
Apple, Inc. (a)	3,430	882,057
Hewlett-Packard Co.	6,200	285,262
Teradata Corp. (a)	1,600	51,104
		1,218,423
Electronic Equipment & Components - 2.4%
Agilent Technologies, Inc. (a)	3,800	122,968
FLIR Systems, Inc. (a)	2,300	65,527
Ingram Micro, Inc. Class A (a)	10,900	184,864
Vishay Intertechnology, Inc. (a)	5,300	47,965
		421,324
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.2%
Baidu.com, Inc. sponsored ADR (a)	1,300	$ 95,173
eBay, Inc. (a)	13,100	280,471
Google, Inc. Class A (a)	606	294,019
NetEase.com, Inc. sponsored ADR (a)	1,400	42,504
Tencent Holdings Ltd.	1,300	25,077
		737,244
IT Services - 4.6%
Cognizant Technology Solutions Corp. Class A (a)	4,400	220,176
Hewitt Associates, Inc. Class A (a)	2,700	100,575
International Business Machines Corp.	1,900	237,994
MasterCard, Inc. Class A	500	100,885
Visa, Inc. Class A	2,200	159,412
		819,042
Semiconductors & Semiconductor Equipment - 3.6%
Intel Corp.	10,700	229,194
Marvell Technology Group Ltd. (a)	2,600	49,348
NVIDIA Corp. (a)	7,300	95,922
Power Integrations, Inc.	1,300	44,174
Skyworks Solutions, Inc. (a)	6,100	97,173
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,423	43,124
Teradyne, Inc. (a)	7,600	83,448
		642,383
Software - 7.8%
Adobe Systems, Inc. (a)	1,600	51,328
BMC Software, Inc. (a)	2,800	103,628
Citrix Systems, Inc. (a)	1,500	65,415
Informatica Corp. (a)	2,900	74,820
MICROS Systems, Inc. (a)	7,300	249,660
Microsoft Corp.	18,300	472,140
Nuance Communications, Inc. (a)	11,300	192,496
Red Hat, Inc. (a)	2,400	70,344
Salesforce.com, Inc. (a)	525	45,428
VMware, Inc. Class A (a)	800	52,968
		1,378,227
TOTAL INFORMATION TECHNOLOGY		6,120,927
Common Stocks - continued
	Shares	Value
MATERIALS - 3.6%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	900	$ 62,154
Cabot Corp.	1,800	50,418
CF Industries Holdings, Inc.	700	48,013
Dow Chemical Co.	2,200	59,202
The Mosaic Co.	1,500	69,255
		289,042
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	500	46,615
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	3,300	100,089
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	1,400	58,688
Newmont Mining Corp.	2,500	134,550
		193,238
TOTAL MATERIALS		628,984
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	3,500	141,855
Sprint Nextel Corp. (a)	24,100	123,633
		265,488
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	2,200	22,594
TOTAL COMMON STOCKS (Cost $17,037,859)		17,538,908
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	148,717	$ 148,717
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	178,750	178,750
TOTAL MONEY MARKET FUNDS (Cost $327,467)		327,467
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $17,365,326)		17,866,375
NET OTHER ASSETS - (1.0)%		(170,662)
NET ASSETS - 100%		$ 17,695,713
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 285
Fidelity Securities Lending Cash Central Fund	549
Total	$ 834
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,092,421	$ 2,092,421	$ -	$ -
Consumer Staples	2,174,697	2,174,697	-	-
Energy	783,661	783,661	-	-
Financials	974,106	973,964	142	-
Health Care	2,482,032	2,482,032	-	-
Industrials	1,993,998	1,993,998	-	-
Information Technology	6,120,927	6,120,927	-	-
Materials	628,984	628,984	-	-
Telecommunication Services	265,488	265,488	-	-
Utilities	22,594	22,594	-	-
Money Market Funds	327,467	327,467	-	-
Total Investments in Securities:	$ 17,866,375	$ 17,866,233	$ 142	$ -
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $11,106,274 of which $5,427,957, $2,163,543, $1,347,439 and $2,167,335 will expire on November 30, 2010, 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $173,147) - See accompanying schedule: Unaffiliated issuers (cost $17,037,859)	$ 17,538,908
Fidelity Central Funds (cost $327,467)	327,467
Total Investments (cost $17,365,326)		$ 17,866,375
Cash		6,064
Receivable for investments sold		247,870
Receivable for fund shares sold		70,818
Dividends receivable		17,917
Distributions receivable from Fidelity Central Funds		136
Prepaid expenses		13
Receivable from investment adviser for expense reductions		6,135
Other receivables		341
Total assets		18,215,669

Liabilities
Payable for investments purchased	$ 252,779
Payable for fund shares redeemed	36,859
Accrued management fee	9,095
Distribution fees payable	7,976
Other affiliated payables	5,558
Other payables and accrued expenses	28,939
Collateral on securities loaned, at value	178,750
Total liabilities		519,956

Net Assets		$ 17,695,713
Net Assets consist of:
Paid in capital		$ 27,038,064
Accumulated net investment loss		(63,996)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,779,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		501,003
Net Assets		$ 17,695,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,359,100 ÷ 678,619 shares)	$ 9.37

Maximum offering price per share (100/94.25 of $9.37)	$ 9.94
Class T: Net Asset Value and redemption price per share ($6,651,091 ÷ 731,038 shares)	$ 9.10

Maximum offering price per share (100/96.50 of $9.10)	$ 9.43
Class B: Net Asset Value and offering price per share ($2,105,422 ÷ 244,658 shares)A	$ 8.61

Class C: Net Asset Value and offering price per share ($2,326,039 ÷ 271,610 shares)A	$ 8.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($254,061 ÷ 26,454 shares)	$ 9.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 81,299
Interest		4
Income from Fidelity Central Funds		834
Total income		82,137

Expenses
Management fee Basic fee	$ 53,566
Performance adjustment	1,602
Transfer agent fees	32,921
Distribution fees	50,525
Accounting and security lending fees	3,757
Custodian fees and expenses	7,098
Independent trustees' compensation	51
Registration fees	34,534
Audit	26,352
Legal	50
Miscellaneous	112
Total expenses before reductions	210,568
Expense reductions	(64,435)	146,133
Net investment income (loss)		(63,996)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,655,239
Foreign currency transactions	(748)
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		1,654,503
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,129,802)
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		(1,129,810)
Net gain (loss)		524,693
Net increase (decrease) in net assets resulting from operations		$ 460,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (63,996)	$ (29,449)
Net realized gain (loss)	1,654,503	(1,570,051)
Change in net unrealized appreciation (depreciation)	(1,129,810)	6,771,857
Net increase (decrease) in net assets resulting from operations	460,697	5,172,357
Share transactions - net increase (decrease)	(882,468)	701,438
Total increase (decrease) in net assets	(421,771)	5,873,795

Net Assets
Beginning of period	18,117,484	12,243,689
End of period (including accumulated net investment loss of $63,996 and $0, respectively)	$ 17,695,713	$ 18,117,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 6.33	$ 11.54	$ 9.76	$ 9.27	$ 8.59
Income from Investment Operations
Net investment income (loss) E	(.02)	.01	(.02)	(.04)	(.03)	(.04)
Net realized and unrealized gain (loss)	.28	2.77	(5.19)	1.82	.52	.72
Total from investment operations	.26	2.78	(5.21)	1.78	.49	.68
Net asset value, end of period	$ 9.37	$ 9.11	$ 6.33	$ 11.54	$ 9.76	$ 9.27
Total Return B, C, D	2.85%	43.92%	(45.15)%	18.24%	5.29%	7.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	2.04%	1.86%	1.74%	1.73%	1.76%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.25% A	1.24%	1.25%	1.25%	1.24%	1.22%
Net investment income (loss)	(.39)% A	.08%	(.20)%	(.40)%	(.34)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,359	$ 6,991	$ 4,113	$ 7,119	$ 5,709	$ 5,524
Portfolio turnover rate G	113% A	147%	140%	170%	88%	115%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 6.17	$ 11.27	$ 9.56	$ 9.10	$ 8.45
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01)	(.04)	(.07)	(.05)	(.06)
Net realized and unrealized gain (loss)	.28	2.69	(5.06)	1.78	.51	.71
Total from investment operations	.25	2.68	(5.10)	1.71	.46	.65
Net asset value, end of period	$ 9.10	$ 8.85	$ 6.17	$ 11.27	$ 9.56	$ 9.10
Total Return B, C, D	2.82%	43.44%	(45.25)%	17.89%	5.05%	7.69%
Ratios to Average Net Assets F, H
Expenses before reductions	2.18% A	2.34%	2.15%	2.06%	2.03%	2.07%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.50% A	1.49%	1.50%	1.49%	1.49%	1.47%
Net investment income (loss)	(.64)% A	(.17)%	(.45)%	(.64)%	(.59)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,651	$ 6,651	$ 4,755	$ 9,393	$ 8,896	$ 9,753
Portfolio turnover rate G	113% A	147%	140%	170%	88%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 5.88	$ 10.80	$ 9.20	$ 8.80	$ 8.21
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.09)	(.11)	(.10)	(.10)
Net realized and unrealized gain (loss)	.26	2.57	(4.83)	1.71	.50	.69
Total from investment operations	.21	2.52	(4.92)	1.60	.40	.59
Net asset value, end of period	$ 8.61	$ 8.40	$ 5.88	$ 10.80	$ 9.20	$ 8.80
Total Return B, C, D	2.50%	42.86%	(45.56)%	17.39%	4.55%	7.19%
Ratios to Average Net Assets F, H
Expenses before reductions	2.65% A	2.79%	2.62%	2.50%	2.48%	2.52%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.01%
Expenses net of all reductions	2.00% A	1.99%	2.00%	1.99%	1.99%	1.96%
Net investment income (loss)	(1.14)% A	(.67)%	(.95)%	(1.14)%	(1.08)%	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,105	$ 2,314	$ 1,785	$ 3,893	$ 4,242	$ 5,080
Portfolio turnover rate G	113% A	147%	140%	170%	88%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 8.35	$ 5.85	$ 10.75	$ 9.16	$ 8.76	$ 8.17
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.09)	(.11)	(.10)	(.10)
Net realized and unrealized gain (loss)	.26	2.55	(4.81)	1.70	.50	.69
Total from investment operations	.21	2.50	(4.90)	1.59	.40	.59
Net asset value, end of period	$ 8.56	$ 8.35	$ 5.85	$ 10.75	$ 9.16	$ 8.76
Total Return B, C, D	2.51%	42.74%	(45.58)%	17.36%	4.57%	7.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.72% A	2.79%	2.62%	2.49%	2.48%	2.51%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.01%
Expenses net of all reductions	2.00% A	1.99%	2.00%	2.00%	1.99%	1.97%
Net investment income (loss)	(1.14)% A	(.67)%	(.95)%	(1.15)%	(1.09)%	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,326	$ 2,065	$ 1,492	$ 3,110	$ 2,546	$ 2,688
Portfolio turnover rate G	113% A	147%	140%	170%	88%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.32	$ 6.47	$ 11.75	$ 9.92	$ 9.39	$ 8.67
Income from Investment Operations
Net investment income (loss) D	(.01)	.02	.01	(.02)	(.01)	(.02)
Net realized and unrealized gain (loss)	.29	2.83	(5.29)	1.85	.54	.74
Total from investment operations	.28	2.85	(5.28)	1.83	.53	.72
Net asset value, end of period	$ 9.60	$ 9.32	$ 6.47	$ 11.75	$ 9.92	$ 9.39
Total Return B, C	3.00%	44.05%	(44.94)%	18.45%	5.64%	8.30%
Ratios to Average Net Assets E,G
Expenses before reductions	1.57% A	1.83%	1.54%	1.39%	1.35%	1.39%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00% A	1.00%	1.00%	.99%	.99%	.97%
Net investment income (loss)	(.14)% A	.33%	.05%	(.14)%	(.09)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254	$ 97	$ 99	$ 188	$ 180	$ 192
Portfolio turnover rate F	113% A	147%	140%	170%	88%	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,536,478
Gross unrealized depreciation	(1,180,848)
Net unrealized appreciation (depreciation)	$ 355,630

Tax cost	$ 17,510,745

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,599,147 and $10,679,044, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in July, 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 9,134	$ 78
Class T	.25%	.25%	17,398	90
Class B	.75%	.25%	11,457	8,607
Class C	.75%	.25%	12,536	1,158
			$ 50,525	$ 9,933

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,646
Class T	1,542
Class B*	4,916
Class C*	43
$ 8,147

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,206.33
Class T	12,627.36
Class B	3,775.33
Class C	4,130.33
Institutional Class	183.29
	$ 32,921

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $363 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $549.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 23,701
Class T	1.50%	23,655
Class B	2.00%	7,416
Class C	2.00%	8,943
Institutional Class	1.00%	357
		$ 64,072

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $363 for the period.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	89,972	297,668	$ 851,732	$ 2,346,141
Shares redeemed	(178,929)	(179,489)	(1,708,107)	(1,270,566)
Net increase (decrease)	(88,957)	118,179	$ (856,375)	$ 1,075,575
Class T
Shares sold	84,835	155,354	$ 780,057	$ 1,080,823
Shares redeemed	(104,959)	(174,482)	(955,036)	(1,210,575)
Net increase (decrease)	(20,124)	(19,128)	$ (174,979)	$ (129,752)
Class B
Shares sold	28,689	52,154	$ 252,326	$ 351,547
Shares redeemed	(59,700)	(79,891)	(522,200)	(530,477)
Net increase (decrease)	(31,011)	(27,737)	$ (269,874)	$ (178,930)
Class C
Shares sold	175,743	73,787	$ 1,513,285	$ 480,686
Shares redeemed	(151,251)	(81,479)	(1,247,918)	(513,052)
Net increase (decrease)	24,492	(7,692)	$ 265,367	$ (32,366)
Institutional Class
Shares sold	20,664	1,984	$ 198,756	$ 18,000
Shares redeemed	(4,568)	(6,929)	(45,363)	(51,089)
Net increase (decrease)	16,096	(4,945)	$ 153,393	$ (33,089)

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQGI-USAN-0710
1.786804.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Stock Selector All Cap

Fund - Class A, Class T, Class B
and Class C

(formerly Fidelity Advisor Dynamic Capital Appreciation Fund)

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,076.30	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.84
Class T	1.41%
Actual		$ 1,000.00	$ 1,074.20	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Class B	1.92%
Actual		$ 1,000.00	$ 1,071.60	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,015.36	$ 9.65
Class C	1.91%
Actual		$ 1,000.00	$ 1,072.10	$ 9.87
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,077.20	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses notes above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity Central Funds.

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	2.9
Procter & Gamble Co.	1.5	0.0
General Electric Co.	1.4	0.0
The Coca-Cola Co.	1.2	0.0
Microsoft Corp.	1.2	2.5
Exxon Mobil Corp.	1.0	0.0
Citigroup, Inc.	1.0	0.0
Morgan Stanley	0.9	0.0
Bank of America Corp.	0.9	2.2
SunTrust Banks, Inc.	0.9	0.4
	12.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	16.9
Financials	16.2	14.0
Health Care	11.7	9.3
Consumer Staples	11.0	0.9
Energy	10.4	9.6
Foreign Investments	13.0	4.7

Semiannual Report

Investment Changes (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of May 31, 2010
% of fund's net assets
Equity Holdings
Equity Central Funds
Fidelity Financials Central Fund	18.6
Fidelity Information Technology Central Fund	17.6
Fidelity Health Care Central Fund	11.7
Fidelity Consumer Staples Central Fund	11.3
Fidelity Energy Central Fund	11.1
Fidelity Industrials Central Fund	10.3
Fidelity Consumer Discretionary Central Fund	9.5
Fidelity Utilities Central Fund	3.6
Fidelity Materials Central Fund	3.4
Fidelity Telecom Services Central Fund	3.0
Total Equity Central Funds	100.1
Cash Equivalents	0.0
Net Other Assets	(0.1)
Total	100.0

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	527,811	$ 57,336,080
Fidelity Consumer Staples Central Fund (a)	600,564	68,440,227
Fidelity Energy Central Fund (a)	724,387	67,469,371
Fidelity Financials Central Fund (a)	1,931,441	112,796,141
Fidelity Health Care Central Fund (a)	661,014	71,006,082
Fidelity Industrials Central Fund (a)	534,806	62,267,465
Fidelity Information Technology Central Fund (a)	788,261	106,651,755
Fidelity Materials Central Fund (a)	158,744	20,804,930
Fidelity Telecom Services Central Fund (a)	178,473	18,279,246
Fidelity Utilities Central Fund (a)	247,723	21,732,732
TOTAL EQUITY CENTRAL FUNDS (Cost $630,447,756)		606,784,029
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $41,000)	$ 41,001	41,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $630,488,756)		606,825,029
NET OTHER ASSETS - (0.1)%		(751,030)
NET ASSETS - 100%		$ 606,073,999
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$41,000 due 6/01/10 at 0.20%
BNP Paribas Securities Corp.	$ 18,233
Bank of America, NA	7,267
Barclays Capital, Inc.	11,867
Deutsche Bank Securities, Inc.	1,211
Mizuho Securities USA, Inc.	2,422
$ 41,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,687
Fidelity Consumer Discretionary Central Fund	147,784
Fidelity Consumer Staples Central Fund	553,158
Affiliated Central Funds - continued
Fund	Income earned
Fidelity Energy Central Fund	182,534
Fidelity Financials Central Fund	351,817
Fidelity Health Care Central Fund	181,706
Fidelity Industrials Central Fund	201,397
Fidelity Information Technology Central Fund	150,569
Fidelity Materials Central Fund	89,001
Fidelity Securities Lending Cash Central Fund	19,132
Fidelity Telecom Services Central Fund	171,731
Fidelity Utilities Central Fund	133,020
Total	$ 2,211,536
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases*	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 59,962,795	$ 4,894,489	$ 57,336,080	11.3%
Fidelity Consumer Staples Central Fund	-	75,319,914	1,881,134	68,440,227	14.3%
Fidelity Energy Central Fund	-	77,716,505	283,512	67,469,371	13.7%
Fidelity Financials Central Fund	-	116,113,200	216,321	112,796,141	14.4%
Fidelity Health Care Central Fund	-	79,394,155	3,186,431	71,006,082	12.0%
Fidelity Industrials Central Fund	-	64,552,902	2,985,379	62,267,465	11.5%
Fidelity Information Technology Central Fund	-	107,241,007	1,398,249	106,651,755	12.2%
Fund	Value, beginning of period	Purchases*	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Materials Central Fund	$ -	$ 22,774,861	$ 530,672	$ 20,804,930	11.8%
Fidelity Telecom Services Central Fund	-	20,102,717	9,185	18,279,246	13.5%
Fidelity Utilities Central Fund	-	22,247,346	10,854	21,732,732	12.5%
Total	$ -	$ 645,425,402	$ 15,396,226	$ 606,784,029
* Includes the value of shares purchased or redeemed through in-kind transactions. See Note 2 of the Notes to Financial Statements.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity Central Funds
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.0%
Switzerland	1.5%
China	1.4%
Ireland	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	8.0%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $184,909,659 of which $34,337,239, $122,913,463 and $27,658,957 will expire on November 30, 2010, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $41,000) - See accompanying schedule: Unaffiliated issuers (cost $41,000)	$ 41,000
Fidelity Central Funds (cost $630,447,756)	606,784,029
Total Investments (cost $630,488,756)		$ 606,825,029
Cash		54
Receivable for investments sold		563,636
Receivable for fund shares sold		9,450,776
Dividends receivable		8,122
Distributions receivable from Fidelity Central Funds		996,497
Prepaid expenses		501
Other receivables		13,561
Total assets		617,858,176

Liabilities
Payable for investments purchased	$ 10,163,643
Payable for fund shares redeemed	966,011
Accrued management fee	273,674
Distribution fees payable	164,813
Other affiliated payables	171,085
Other payables and accrued expenses	44,951
Total liabilities		11,784,177

Net Assets		$ 606,073,999
Net Assets consist of:
Paid in capital		$ 846,513,261
Undistributed net investment income		2,015,174
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(218,789,828)
Net unrealized appreciation (depreciation) on investments		(23,664,608)
Net Assets		$ 606,073,999

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($195,332,395 ÷ 12,257,924 shares)	$ 15.94

Maximum offering price per share (100/94.25 of $15.94)	$ 16.91
Class T: Net Asset Value and redemption price per share ($139,021,526 ÷ 8,893,650 shares)	$ 15.63

Maximum offering price per share (100/96.50 of $15.63)	$ 16.20
Class B: Net Asset Value and offering price per share ($20,038,750 ÷ 1,339,241 shares)A	$ 14.96

Class C: Net Asset Value and offering price per share ($52,278,629 ÷ 3,482,306 shares)A	$ 15.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($199,402,699 ÷ 12,215,522 shares)	$ 16.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,524,217
Interest		150
Income from Fidelity Central Funds		2,211,536
Total income		5,735,903

Expenses
Management fee Basic fee	$ 1,744,947
Performance adjustment	(104,098)
Transfer agent fees	889,832
Distribution fees	1,012,680
Accounting and security lending fees	118,819
Custodian fees and expenses	36,925
Independent trustees' compensation	1,676
Registration fees	48,951
Audit	25,068
Legal	1,423
Miscellaneous	4,907
Total expenses before reductions	3,781,130
Expense reductions	(60,401)	3,720,729
Net investment income (loss)		2,015,174
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,254,486)
Fidelity Central Funds	418,584
Foreign currency transactions	(3,384)
Futures contracts	907,272
Capital gain distributions from Fidelity Central Funds	1,156
Total net realized gain (loss)		(30,930,858)
Change in net unrealized appreciation (depreciation) on: Investment securities	73,868,998
Assets and liabilities in foreign currencies	(881)
Total change in net unrealized appreciation (depreciation)		73,868,117
Net gain (loss)		42,937,259
Net increase (decrease) in net assets resulting from operations		$ 44,952,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,015,174	$ (1,219,918)
Net realized gain (loss)	(30,930,858)	9,219,583
Change in net unrealized appreciation (depreciation)	73,868,117	148,346,246
Net increase (decrease) in net assets resulting from operations	44,952,433	156,345,911
Distributions to shareholders from net investment income	-	(3,580,782)
Share transactions - net increase (decrease)	(32,623,983)	(108,455,450)
Total increase (decrease) in net assets	12,328,450	44,309,679

Net Assets
Beginning of period	593,745,549	549,435,870
End of period (including undistributed net investment income of $2,015,174 and undistributed net investment income of $0, respectively.)	$ 606,073,999	$ 593,745,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 11.26	$ 20.79	$ 18.41	$ 16.27	$ 13.33
Income from Investment Operations
Net investment income (loss) E	.06	(.02)	.06	.02	.02	(.05) H
Net realized and unrealized gain (loss)	1.07	3.65	(9.59)	2.36	2.12	2.99
Total from investment operations	1.13	3.63	(9.53)	2.38	2.14	2.94
Distributions from net investment income	-	(.08)	-	-	-	-
Net asset value, end of period	$ 15.94	$ 14.81	$ 11.26	$ 20.79	$ 18.41	$ 16.27
Total Return B, C, D	7.63%	32.42%	(45.84)%	12.93%	13.15%	22.06%
Ratios to Average Net Assets F
Expenses before reductions	1.16% A	1.09%	1.17%	1.20%	1.23%	1.32%
Expenses net of fee waivers, if any	1.16% A	1.09%	1.17%	1.20%	1.23%	1.29%
Expenses net of all reductions	1.14% A	1.08%	1.16%	1.19%	1.20%	1.22%
Net investment income (loss)	.70% A	(.17)%	.38%	.08%	.09%	(.32)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,332	$ 205,019	$ 192,603	$ 417,442	$ 167,868	$ 44,542
Portfolio turnover rate G	245% A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 11.03	$ 20.42	$ 18.13	$ 16.06	$ 13.19
Income from Investment Operations
Net investment income (loss) E	.04	(.05)	.02	(.03)	(.03)	(.08) H
Net realized and unrealized gain (loss)	1.04	3.59	(9.41)	2.32	2.10	2.95
Total from investment operations	1.08	3.54	(9.39)	2.29	2.07	2.87
Distributions from net investment income	-	(.02)	-	-	-	-
Net asset value, end of period	$ 15.63	$ 14.55	$ 11.03	$ 20.42	$ 18.13	$ 16.06
Total Return B, C, D	7.42%	32.17%	(45.98)%	12.63%	12.89%	21.76%
Ratios to Average Net Assets F
Expenses before reductions	1.41% A	1.34%	1.41%	1.43%	1.47%	1.56%
Expenses net of fee waivers, if any	1.41% A	1.34%	1.41%	1.43%	1.47%	1.54%
Expenses net of all reductions	1.39% A	1.33%	1.40%	1.42%	1.45%	1.47%
Net investment income (loss)	.45% A	(.42)%	.13%	(.15)%	(.15)%	(.57)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,022	$ 131,822	$ 120,083	$ 301,521	$ 224,550	$ 128,795
Portfolio turnover rate G	245% A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 10.62	$ 19.76	$ 17.64	$ 15.71	$ 12.97
Income from Investment Operations
Net investment income (loss) E	(.01)	(.11)	(.06)	(.13)	(.11)	(.15) H
Net realized and unrealized gain (loss)	1.01	3.45	(9.08)	2.25	2.04	2.89
Total from investment operations	1.00	3.34	(9.14)	2.12	1.93	2.74
Net asset value, end of period	$ 14.96	$ 13.96	$ 10.62	$ 19.76	$ 17.64	$ 15.71
Total Return B, C, D	7.16%	31.45%	(46.26)%	12.02%	12.29%	21.13%
Ratios to Average Net Assets F
Expenses before reductions	1.92% A	1.85%	1.93%	1.98%	2.01%	2.07%
Expenses net of fee waivers, if any	1.92% A	1.85%	1.93%	1.98%	2.00%	2.05%
Expenses net of all reductions	1.90% A	1.83%	1.92%	1.98%	1.97%	1.98%
Net investment income (loss)	(.07)% A	(.93)%	(.39)%	(.70)%	(.68)%	(1.08)%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,039	$ 21,422	$ 21,846	$ 60,846	$ 66,973	$ 58,279
Portfolio turnover rate G	245% A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 10.66	$ 19.82	$ 17.68	$ 15.74	$ 12.99
Income from Investment Operations
Net investment income (loss) E	- I	(.11)	(.06)	(.12)	(.11)	(.15) H
Net realized and unrealized gain (loss)	1.01	3.45	(9.10)	2.26	2.05	2.90
Total from investment operations	1.01	3.34	(9.16)	2.14	1.94	2.75
Net asset value, end of period	$ 15.01	$ 14.00	$ 10.66	$ 19.82	$ 17.68	$ 15.74
Total Return B, C, D	7.21%	31.33%	(46.22)%	12.10%	12.33%	21.17%
Ratios to Average Net Assets F
Expenses before reductions	1.91% A	1.84%	1.90%	1.93%	1.97%	2.06%
Expenses net of fee waivers, if any	1.91%A	1.84%	1.90%	1.93%	1.97%	2.03%
Expenses net of all reductions	1.89%A	1.82%	1.90%	1.92%	1.95%	1.97%
Net investment income (loss)	(.05)%A	(.92)%	(.36)%	(.65)%	(.66)%	(1.07)%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,279	$ 52,825	$ 55,506	$ 152,514	$ 80,758	$ 41,059
Portfolio turnover rate G	245%A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.15	$ 11.54	$ 21.24	$ 18.75	$ 16.51	$ 13.48
Income from Investment Operations
Net investment income (loss) D	.09	.02	.12	.09	.08	(.01) G
Net realized and unrealized gain (loss)	1.08	3.74	(9.82)	2.40	2.16	3.04
Total from investment operations	1.17	3.76	(9.70)	2.49	2.24	3.03
Distributions from net investment income	-	(.15)	-	-	-	-
Net asset value, end of period	$ 16.32	$ 15.15	$ 11.54	$ 21.24	$ 18.75	$ 16.51
Total Return B, C	7.72%	32.95%	(45.67)%	13.28%	13.57%	22.48%
Ratios to Average Net Assets E
Expenses before reductions	.83% A	.74%	.84%	.86%	.84%	1.01%
Expenses net of fee waivers, if any	.83% A	.74%	.84%	.86%	.84%	1.01%
Expenses net of all reductions	.81% A	.72%	.83%	.85%	.82%	.94%
Net investment income (loss)	1.02% A	.18%	.71%	.42%	.47%	(.05)% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,403	$ 182,658	$ 159,399	$ 134,487	$ 38,194	$ 1,827
Portfolio turnover rate F	245% A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Dynamic Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The Board of Trustees approved a change in the name of the Fund from Fidelity Advisor Dynamic Capital Appreciation Fund to Fidelity Advisor Stock Selector All Cap Fund. This change will be effective July 1, 2010. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged securities for shares of 10 Fidelity Equity Central Funds ("the Equity Central Funds") all of which are affiliated investment companies managed by FMR Co., Inc. (FMRC), an affiliate of FMR. Each of the Equity Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund delivered securities to each Equity Central Fund in exchange for shares of each respective Equity Central Fund, as presented in the accompanying table. A portion of the exchange resulted in a realized gain of $281,695 to the Fund for federal income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investment in Fidelity Central Funds - continued

Fidelity Equity Central Fund	Value of Securities Delivered	Unrealized Appreciation/ (Depreciation)	Shares of Equity Central Fund Exchanged
Consumer Discretionary	$ 57,505,946	$ 1,427,858	536,450
Consumer Staples	59,803,334	(156,415)	491,042
Energy	70,881,624	635,169	653,572
Financials	104,881,992	5,101,789	1,673,093
Health Care	65,650,163	(356,030)	574,034
Industrials	65,778,234	1,484,651	556,330
Information Technology	98,730,113	4,712,378	703,914
Materials	22,825,160	158,610	161,583
Telecom Services	15,289,003	(1,303,304)	145,341
Utilities	19,811,137	50,451	220,494
Total	$ 581,156,706	$ 11,755,157	5,715,853

Based on their investment objectives, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in the value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in Fidelity Central Funds:

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2009, dividend income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

has been increased $1,058,322 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,451,646
Gross unrealized depreciation	(27,885,082)
Net unrealized appreciation (depreciation)	$ (24,433,436)

Tax cost	$ 631,258,465

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity Advisor Dynamic Capital Appreciation Fund recognized net realized gain (loss) of $907,272 and a change in net unrealized appreciation (depreciation) of $0 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (excluding the in-kind activity) other than short-term securities aggregated $734,616,691 and $717,368,713, respectively.

Semiannual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in October 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 259,877	$ 802
Class T	.25%	.25%	362,962	-
Class B	.75%	.25%	111,063	83,453
Class C	.75%	.25%	278,778	10,849
			$ 1,012,680	$ 95,104

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,031
Class T	5,372
Class B*	28,327
Class C*	503
$ 46,233

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 319,537.31
Class T	222,701.31
Class B	35,662.32
Class C	85,353.31
Institutional Class	226,579.23
	$ 889,832

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29,143 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,228 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19,132.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $60,401 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,326,909
Class T	-	234,767
Institutional Class	-	2,019,106
Total	$ -	$ 3,580,782

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	1,123,731	2,439,081	$ 18,470,593	$ 29,911,965
Reinvestment of distributions	-	110,981	-	1,278,500
Shares redeemed	(2,709,910)	(5,811,897)	(43,953,173)	(71,160,693)
Net increase (decrease)	(1,586,179)	(3,261,835)	$ (25,482,580)	$ (39,970,228)
Class T
Shares sold	923,866	1,378,173	$ 14,970,794	$ 16,510,235
Reinvestment of distributions	-	20,312	-	230,342
Shares redeemed	(1,093,220)	(3,219,123)	(17,479,583)	(38,373,708)
Net increase (decrease)	(169,354)	(1,820,638)	$ (2,508,789)	$ (21,633,131)
Class B
Shares sold	67,926	152,305	$ 1,049,329	$ 1,747,233
Shares redeemed	(263,331)	(674,459)	(4,077,017)	(7,726,633)
Net increase (decrease)	(195,405)	(522,154)	$ (3,027,688)	$ (5,979,400)
Class C
Shares sold	240,366	449,328	$ 3,705,497	$ 5,150,720
Shares redeemed	(530,197)	(1,886,454)	(8,185,337)	(21,887,912)
Net increase (decrease)	(289,831)	(1,437,126)	$ (4,479,840)	$ (16,737,192)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Institutional Class
Shares sold	2,200,278	3,255,786	$ 36,698,126	$ 39,382,175
Reinvestment of distributions	-	156,940	-	1,842,480
Shares redeemed	(2,044,883)	(5,162,351)	(33,823,212)	(65,360,154)
Net increase (decrease)	155,395	(1,749,625)	$ 2,874,914	$ (24,135,499)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ARG-USAN-0710
1.786781.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Stock Selector All Cap

Fund - Institutional Class

(formerly Fidelity Advisor Dynamic Capital Appreciation Fund)

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,076.30	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 5.84
Class T	1.41%
Actual		$ 1,000.00	$ 1,074.20	$ 7.29
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Class B	1.92%
Actual		$ 1,000.00	$ 1,071.60	$ 9.92
HypotheticalA		$ 1,000.00	$ 1,015.36	$ 9.65
Class C	1.91%
Actual		$ 1,000.00	$ 1,072.10	$ 9.87
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,077.20	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses notes above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity Central Funds.

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	2.9
Procter & Gamble Co.	1.5	0.0
General Electric Co.	1.4	0.0
The Coca-Cola Co.	1.2	0.0
Microsoft Corp.	1.2	2.5
Exxon Mobil Corp.	1.0	0.0
Citigroup, Inc.	1.0	0.0
Morgan Stanley	0.9	0.0
Bank of America Corp.	0.9	2.2
SunTrust Banks, Inc.	0.9	0.4
	12.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	16.9
Financials	16.2	14.0
Health Care	11.7	9.3
Consumer Staples	11.0	0.9
Energy	10.4	9.6
Foreign Investments	13.0	4.7

Semiannual Report

Investment Changes (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of May 31, 2010
% of fund's net assets
Equity Holdings
Equity Central Funds
Fidelity Financials Central Fund	18.6
Fidelity Information Technology Central Fund	17.6
Fidelity Health Care Central Fund	11.7
Fidelity Consumer Staples Central Fund	11.3
Fidelity Energy Central Fund	11.1
Fidelity Industrials Central Fund	10.3
Fidelity Consumer Discretionary Central Fund	9.5
Fidelity Utilities Central Fund	3.6
Fidelity Materials Central Fund	3.4
Fidelity Telecom Services Central Fund	3.0
Total Equity Central Funds	100.1
Cash Equivalents	0.0
Net Other Assets	(0.1)
Total	100.0

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	527,811	$ 57,336,080
Fidelity Consumer Staples Central Fund (a)	600,564	68,440,227
Fidelity Energy Central Fund (a)	724,387	67,469,371
Fidelity Financials Central Fund (a)	1,931,441	112,796,141
Fidelity Health Care Central Fund (a)	661,014	71,006,082
Fidelity Industrials Central Fund (a)	534,806	62,267,465
Fidelity Information Technology Central Fund (a)	788,261	106,651,755
Fidelity Materials Central Fund (a)	158,744	20,804,930
Fidelity Telecom Services Central Fund (a)	178,473	18,279,246
Fidelity Utilities Central Fund (a)	247,723	21,732,732
TOTAL EQUITY CENTRAL FUNDS (Cost $630,447,756)		606,784,029
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $41,000)	$ 41,001	41,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $630,488,756)		606,825,029
NET OTHER ASSETS - (0.1)%		(751,030)
NET ASSETS - 100%		$ 606,073,999
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$41,000 due 6/01/10 at 0.20%
BNP Paribas Securities Corp.	$ 18,233
Bank of America, NA	7,267
Barclays Capital, Inc.	11,867
Deutsche Bank Securities, Inc.	1,211
Mizuho Securities USA, Inc.	2,422
$ 41,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,687
Fidelity Consumer Discretionary Central Fund	147,784
Fidelity Consumer Staples Central Fund	553,158
Affiliated Central Funds - continued
Fund	Income earned
Fidelity Energy Central Fund	182,534
Fidelity Financials Central Fund	351,817
Fidelity Health Care Central Fund	181,706
Fidelity Industrials Central Fund	201,397
Fidelity Information Technology Central Fund	150,569
Fidelity Materials Central Fund	89,001
Fidelity Securities Lending Cash Central Fund	19,132
Fidelity Telecom Services Central Fund	171,731
Fidelity Utilities Central Fund	133,020
Total	$ 2,211,536
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases*	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 59,962,795	$ 4,894,489	$ 57,336,080	11.3%
Fidelity Consumer Staples Central Fund	-	75,319,914	1,881,134	68,440,227	14.3%
Fidelity Energy Central Fund	-	77,716,505	283,512	67,469,371	13.7%
Fidelity Financials Central Fund	-	116,113,200	216,321	112,796,141	14.4%
Fidelity Health Care Central Fund	-	79,394,155	3,186,431	71,006,082	12.0%
Fidelity Industrials Central Fund	-	64,552,902	2,985,379	62,267,465	11.5%
Fidelity Information Technology Central Fund	-	107,241,007	1,398,249	106,651,755	12.2%
Fund	Value, beginning of period	Purchases*	Sales Proceeds*	Value, end of period	% ownership, end of period
Fidelity Materials Central Fund	$ -	$ 22,774,861	$ 530,672	$ 20,804,930	11.8%
Fidelity Telecom Services Central Fund	-	20,102,717	9,185	18,279,246	13.5%
Fidelity Utilities Central Fund	-	22,247,346	10,854	21,732,732	12.5%
Total	$ -	$ 645,425,402	$ 15,396,226	$ 606,784,029
* Includes the value of shares purchased or redeemed through in-kind transactions. See Note 2 of the Notes to Financial Statements.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity Central Funds
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.0%
Switzerland	1.5%
China	1.4%
Ireland	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	8.0%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $184,909,659 of which $34,337,239, $122,913,463 and $27,658,957 will expire on November 30, 2010, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $41,000) - See accompanying schedule: Unaffiliated issuers (cost $41,000)	$ 41,000
Fidelity Central Funds (cost $630,447,756)	606,784,029
Total Investments (cost $630,488,756)		$ 606,825,029
Cash		54
Receivable for investments sold		563,636
Receivable for fund shares sold		9,450,776
Dividends receivable		8,122
Distributions receivable from Fidelity Central Funds		996,497
Prepaid expenses		501
Other receivables		13,561
Total assets		617,858,176

Liabilities
Payable for investments purchased	$ 10,163,643
Payable for fund shares redeemed	966,011
Accrued management fee	273,674
Distribution fees payable	164,813
Other affiliated payables	171,085
Other payables and accrued expenses	44,951
Total liabilities		11,784,177

Net Assets		$ 606,073,999
Net Assets consist of:
Paid in capital		$ 846,513,261
Undistributed net investment income		2,015,174
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(218,789,828)
Net unrealized appreciation (depreciation) on investments		(23,664,608)
Net Assets		$ 606,073,999

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($195,332,395 ÷ 12,257,924 shares)	$ 15.94

Maximum offering price per share (100/94.25 of $15.94)	$ 16.91
Class T: Net Asset Value and redemption price per share ($139,021,526 ÷ 8,893,650 shares)	$ 15.63

Maximum offering price per share (100/96.50 of $15.63)	$ 16.20
Class B: Net Asset Value and offering price per share ($20,038,750 ÷ 1,339,241 shares)A	$ 14.96

Class C: Net Asset Value and offering price per share ($52,278,629 ÷ 3,482,306 shares)A	$ 15.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($199,402,699 ÷ 12,215,522 shares)	$ 16.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,524,217
Interest		150
Income from Fidelity Central Funds		2,211,536
Total income		5,735,903

Expenses
Management fee Basic fee	$ 1,744,947
Performance adjustment	(104,098)
Transfer agent fees	889,832
Distribution fees	1,012,680
Accounting and security lending fees	118,819
Custodian fees and expenses	36,925
Independent trustees' compensation	1,676
Registration fees	48,951
Audit	25,068
Legal	1,423
Miscellaneous	4,907
Total expenses before reductions	3,781,130
Expense reductions	(60,401)	3,720,729
Net investment income (loss)		2,015,174
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,254,486)
Fidelity Central Funds	418,584
Foreign currency transactions	(3,384)
Futures contracts	907,272
Capital gain distributions from Fidelity Central Funds	1,156
Total net realized gain (loss)		(30,930,858)
Change in net unrealized appreciation (depreciation) on: Investment securities	73,868,998
Assets and liabilities in foreign currencies	(881)
Total change in net unrealized appreciation (depreciation)		73,868,117
Net gain (loss)		42,937,259
Net increase (decrease) in net assets resulting from operations		$ 44,952,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,015,174	$ (1,219,918)
Net realized gain (loss)	(30,930,858)	9,219,583
Change in net unrealized appreciation (depreciation)	73,868,117	148,346,246
Net increase (decrease) in net assets resulting from operations	44,952,433	156,345,911
Distributions to shareholders from net investment income	-	(3,580,782)
Share transactions - net increase (decrease)	(32,623,983)	(108,455,450)
Total increase (decrease) in net assets	12,328,450	44,309,679

Net Assets
Beginning of period	593,745,549	549,435,870
End of period (including undistributed net investment income of $2,015,174 and undistributed net investment income of $0, respectively.)	$ 606,073,999	$ 593,745,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.81	$ 11.26	$ 20.79	$ 18.41	$ 16.27	$ 13.33
Income from Investment Operations
Net investment income (loss) E	.06	(.02)	.06	.02	.02	(.05) H
Net realized and unrealized gain (loss)	1.07	3.65	(9.59)	2.36	2.12	2.99
Total from investment operations	1.13	3.63	(9.53)	2.38	2.14	2.94
Distributions from net investment income	-	(.08)	-	-	-	-
Net asset value, end of period	$ 15.94	$ 14.81	$ 11.26	$ 20.79	$ 18.41	$ 16.27
Total Return B, C, D	7.63%	32.42%	(45.84)%	12.93%	13.15%	22.06%
Ratios to Average Net Assets F
Expenses before reductions	1.16% A	1.09%	1.17%	1.20%	1.23%	1.32%
Expenses net of fee waivers, if any	1.16% A	1.09%	1.17%	1.20%	1.23%	1.29%
Expenses net of all reductions	1.14% A	1.08%	1.16%	1.19%	1.20%	1.22%
Net investment income (loss)	.70% A	(.17)%	.38%	.08%	.09%	(.32)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,332	$ 205,019	$ 192,603	$ 417,442	$ 167,868	$ 44,542
Portfolio turnover rate G	245% A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.55	$ 11.03	$ 20.42	$ 18.13	$ 16.06	$ 13.19
Income from Investment Operations
Net investment income (loss) E	.04	(.05)	.02	(.03)	(.03)	(.08) H
Net realized and unrealized gain (loss)	1.04	3.59	(9.41)	2.32	2.10	2.95
Total from investment operations	1.08	3.54	(9.39)	2.29	2.07	2.87
Distributions from net investment income	-	(.02)	-	-	-	-
Net asset value, end of period	$ 15.63	$ 14.55	$ 11.03	$ 20.42	$ 18.13	$ 16.06
Total Return B, C, D	7.42%	32.17%	(45.98)%	12.63%	12.89%	21.76%
Ratios to Average Net Assets F
Expenses before reductions	1.41% A	1.34%	1.41%	1.43%	1.47%	1.56%
Expenses net of fee waivers, if any	1.41% A	1.34%	1.41%	1.43%	1.47%	1.54%
Expenses net of all reductions	1.39% A	1.33%	1.40%	1.42%	1.45%	1.47%
Net investment income (loss)	.45% A	(.42)%	.13%	(.15)%	(.15)%	(.57)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 139,022	$ 131,822	$ 120,083	$ 301,521	$ 224,550	$ 128,795
Portfolio turnover rate G	245% A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96	$ 10.62	$ 19.76	$ 17.64	$ 15.71	$ 12.97
Income from Investment Operations
Net investment income (loss) E	(.01)	(.11)	(.06)	(.13)	(.11)	(.15) H
Net realized and unrealized gain (loss)	1.01	3.45	(9.08)	2.25	2.04	2.89
Total from investment operations	1.00	3.34	(9.14)	2.12	1.93	2.74
Net asset value, end of period	$ 14.96	$ 13.96	$ 10.62	$ 19.76	$ 17.64	$ 15.71
Total Return B, C, D	7.16%	31.45%	(46.26)%	12.02%	12.29%	21.13%
Ratios to Average Net Assets F
Expenses before reductions	1.92% A	1.85%	1.93%	1.98%	2.01%	2.07%
Expenses net of fee waivers, if any	1.92% A	1.85%	1.93%	1.98%	2.00%	2.05%
Expenses net of all reductions	1.90% A	1.83%	1.92%	1.98%	1.97%	1.98%
Net investment income (loss)	(.07)% A	(.93)%	(.39)%	(.70)%	(.68)%	(1.08)%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,039	$ 21,422	$ 21,846	$ 60,846	$ 66,973	$ 58,279
Portfolio turnover rate G	245% A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 10.66	$ 19.82	$ 17.68	$ 15.74	$ 12.99
Income from Investment Operations
Net investment income (loss) E	- I	(.11)	(.06)	(.12)	(.11)	(.15) H
Net realized and unrealized gain (loss)	1.01	3.45	(9.10)	2.26	2.05	2.90
Total from investment operations	1.01	3.34	(9.16)	2.14	1.94	2.75
Net asset value, end of period	$ 15.01	$ 14.00	$ 10.66	$ 19.82	$ 17.68	$ 15.74
Total Return B, C, D	7.21%	31.33%	(46.22)%	12.10%	12.33%	21.17%
Ratios to Average Net Assets F
Expenses before reductions	1.91% A	1.84%	1.90%	1.93%	1.97%	2.06%
Expenses net of fee waivers, if any	1.91%A	1.84%	1.90%	1.93%	1.97%	2.03%
Expenses net of all reductions	1.89%A	1.82%	1.90%	1.92%	1.95%	1.97%
Net investment income (loss)	(.05)%A	(.92)%	(.36)%	(.65)%	(.66)%	(1.07)%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,279	$ 52,825	$ 55,506	$ 152,514	$ 80,758	$ 41,059
Portfolio turnover rate G	245%A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.28)%.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.15	$ 11.54	$ 21.24	$ 18.75	$ 16.51	$ 13.48
Income from Investment Operations
Net investment income (loss) D	.09	.02	.12	.09	.08	(.01) G
Net realized and unrealized gain (loss)	1.08	3.74	(9.82)	2.40	2.16	3.04
Total from investment operations	1.17	3.76	(9.70)	2.49	2.24	3.03
Distributions from net investment income	-	(.15)	-	-	-	-
Net asset value, end of period	$ 16.32	$ 15.15	$ 11.54	$ 21.24	$ 18.75	$ 16.51
Total Return B, C	7.72%	32.95%	(45.67)%	13.28%	13.57%	22.48%
Ratios to Average Net Assets E
Expenses before reductions	.83% A	.74%	.84%	.86%	.84%	1.01%
Expenses net of fee waivers, if any	.83% A	.74%	.84%	.86%	.84%	1.01%
Expenses net of all reductions	.81% A	.72%	.83%	.85%	.82%	.94%
Net investment income (loss)	1.02% A	.18%	.71%	.42%	.47%	(.05)% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 199,403	$ 182,658	$ 159,399	$ 134,487	$ 38,194	$ 1,827
Portfolio turnover rate F	245% A	236%	171%	139%	150%	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.03 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Dynamic Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The Board of Trustees approved a change in the name of the Fund from Fidelity Advisor Dynamic Capital Appreciation Fund to Fidelity Advisor Stock Selector All Cap Fund. This change will be effective July 1, 2010. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund exchanged securities for shares of 10 Fidelity Equity Central Funds ("the Equity Central Funds") all of which are affiliated investment companies managed by FMR Co., Inc. (FMRC), an affiliate of FMR. Each of the Equity Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund delivered securities to each Equity Central Fund in exchange for shares of each respective Equity Central Fund, as presented in the accompanying table. A portion of the exchange resulted in a realized gain of $281,695 to the Fund for federal income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investment in Fidelity Central Funds - continued

Fidelity Equity Central Fund	Value of Securities Delivered	Unrealized Appreciation/ (Depreciation)	Shares of Equity Central Fund Exchanged
Consumer Discretionary	$ 57,505,946	$ 1,427,858	536,450
Consumer Staples	59,803,334	(156,415)	491,042
Energy	70,881,624	635,169	653,572
Financials	104,881,992	5,101,789	1,673,093
Health Care	65,650,163	(356,030)	574,034
Industrials	65,778,234	1,484,651	556,330
Information Technology	98,730,113	4,712,378	703,914
Materials	22,825,160	158,610	161,583
Telecom Services	15,289,003	(1,303,304)	145,341
Utilities	19,811,137	50,451	220,494
Total	$ 581,156,706	$ 11,755,157	5,715,853

Based on their investment objectives, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in the value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in Fidelity Central Funds:

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2009, dividend income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

has been increased $1,058,322 with a corresponding decrease to net unrealized appreciation (depreciation). The change in estimate has no impact on total net asset or total return of the fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,451,646
Gross unrealized depreciation	(27,885,082)
Net unrealized appreciation (depreciation)	$ (24,433,436)

Tax cost	$ 631,258,465

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity Advisor Dynamic Capital Appreciation Fund recognized net realized gain (loss) of $907,272 and a change in net unrealized appreciation (depreciation) of $0 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities (excluding the in-kind activity) other than short-term securities aggregated $734,616,691 and $717,368,713, respectively.

Semiannual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on November 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in October 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 259,877	$ 802
Class T	.25%	.25%	362,962	-
Class B	.75%	.25%	111,063	83,453
Class C	.75%	.25%	278,778	10,849
			$ 1,012,680	$ 95,104

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,031
Class T	5,372
Class B*	28,327
Class C*	503
$ 46,233

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 319,537.31
Class T	222,701.31
Class B	35,662.32
Class C	85,353.31
Institutional Class	226,579.23
	$ 889,832

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29,143 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,228 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $19,132.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $60,401 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,326,909
Class T	-	234,767
Institutional Class	-	2,019,106
Total	$ -	$ 3,580,782

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	1,123,731	2,439,081	$ 18,470,593	$ 29,911,965
Reinvestment of distributions	-	110,981	-	1,278,500
Shares redeemed	(2,709,910)	(5,811,897)	(43,953,173)	(71,160,693)
Net increase (decrease)	(1,586,179)	(3,261,835)	$ (25,482,580)	$ (39,970,228)
Class T
Shares sold	923,866	1,378,173	$ 14,970,794	$ 16,510,235
Reinvestment of distributions	-	20,312	-	230,342
Shares redeemed	(1,093,220)	(3,219,123)	(17,479,583)	(38,373,708)
Net increase (decrease)	(169,354)	(1,820,638)	$ (2,508,789)	$ (21,633,131)
Class B
Shares sold	67,926	152,305	$ 1,049,329	$ 1,747,233
Shares redeemed	(263,331)	(674,459)	(4,077,017)	(7,726,633)
Net increase (decrease)	(195,405)	(522,154)	$ (3,027,688)	$ (5,979,400)
Class C
Shares sold	240,366	449,328	$ 3,705,497	$ 5,150,720
Shares redeemed	(530,197)	(1,886,454)	(8,185,337)	(21,887,912)
Net increase (decrease)	(289,831)	(1,437,126)	$ (4,479,840)	$ (16,737,192)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Institutional Class
Shares sold	2,200,278	3,255,786	$ 36,698,126	$ 39,382,175
Reinvestment of distributions	-	156,940	-	1,842,480
Shares redeemed	(2,044,883)	(5,162,351)	(33,823,212)	(65,360,154)
Net increase (decrease)	155,395	(1,749,625)	$ 2,874,914	$ (24,135,499)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Maangement & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ARGI-USAN-0710
1.786782.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.11%
Actual		$ 1,000.00	$ 1,134.80	$ 5.91
Hypothetical A		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.28%
Actual		$ 1,000.00	$ 1,134.30	$ 6.81
Hypothetical A		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.86%
Actual		$ 1,000.00	$ 1,131.00	$ 9.88
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.86%
Actual		$ 1,000.00	$ 1,130.70	$ 9.88
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Fidelity Value Strategies Fund	.84%
Actual		$ 1,000.00	$ 1,136.90	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23
Fidelity Value Strategies Fund Class K	.60%
Actual		$ 1,000.00	$ 1,138.10	$ 3.20
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,137.20	$ 4.05
Hypothetical A		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Bancorp, Delaware	1.7	0.8
Wells Fargo & Co.	1.5	1.0
Owens Corning	1.1	0.7
AES Corp.	1.1	0.5
PNC Financial Services Group, Inc.	1.1	1.1
Pulte Group, Inc.	1.1	0.8
Lincoln National Corp.	1.0	0.7
Union Pacific Corp.	1.0	0.6
CB Richard Ellis Group, Inc. Class A	0.9	0.9
Denbury Resources, Inc.	0.9	0.8
	11.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	20.5
Consumer Discretionary	17.9	17.5
Industrials	15.0	12.5
Information Technology	10.8	12.2
Health Care	9.6	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 97.2%		Stocks 99.6%
Bonds 0.0% †		Bonds 0.0% †
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.5%	** Foreign investments	12.2%
† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	317,819	$ 4,621
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW) (c)	36,387	1,700
Fiat SpA	69,100	759
Harley-Davidson, Inc.	148,300	4,480
		6,939
Distributors - 0.2%
Integrated Distribution Services Group Ltd. (IDS)	1,027,000	1,715
Diversified Consumer Services - 1.2%
H&R Block, Inc.	230,400	3,705
Service Corp. International	768,000	6,559
Stewart Enterprises, Inc. Class A	536,600	3,257
		13,521
Hotels, Restaurants & Leisure - 3.2%
Ameristar Casinos, Inc. (c)	197,900	3,566
Bally Technologies, Inc. (a)	46,200	1,964
Brinker International, Inc.	177,108	3,149
Denny's Corp. (a)	308,283	974
DineEquity, Inc. (a)	62,800	2,121
McCormick & Schmick's Seafood Restaurants (a)	167,595	1,463
O'Charleys, Inc. (a)	404,555	3,014
Starwood Hotels & Resorts Worldwide, Inc.	96,687	4,472
Vail Resorts, Inc. (a)	96,606	4,020
WMS Industries, Inc. (a)	148,800	6,894
Wyndham Worldwide Corp.	203,867	4,811
		36,448
Household Durables - 4.0%
Blyth, Inc.	26,400	1,310
Ethan Allen Interiors, Inc. (c)	117,730	2,378
KB Home	243,794	3,530
Lennar Corp. Class A	212,200	3,671
Mohawk Industries, Inc. (a)	83,200	4,673
Pulte Group, Inc. (a)	1,078,525	12,015
Stanley Black & Decker, Inc.	161,437	9,007
Techtronic Industries Co. Ltd.	3,985,500	3,537
Tempur-Pedic International, Inc. (a)	108,000	3,586
Whirlpool Corp.	19,412	2,027
		45,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	472,300	$ 6,126
Leisure Equipment & Products - 0.2%
Brunswick Corp.	132,600	2,317
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A	184,535	4,578
Charter Communications, Inc. Class A (a)	20,100	724
Liberty Global, Inc. Class A (a)	69,013	1,781
McGraw-Hill Companies, Inc.	85,801	2,385
MDC Partners, Inc. Class A (sub. vtg.)	92,800	1,130
Omnicom Group, Inc.	125,512	4,763
Time Warner Cable, Inc.	58,600	3,207
United Business Media Ltd.	192,600	1,431
Valassis Communications, Inc. (a)	121,789	4,448
		24,447
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	166,790	8,633
Asbury Automotive Group, Inc. (a)	483,141	6,387
Best Buy Co., Inc.	105,799	4,470
Carphone Warehouse Group PLC (a)	528,788	1,457
Casual Male Retail Group, Inc. (a)	421,708	1,581
Charming Shoppes, Inc. (a)	183,400	836
Jos. A. Bank Clothiers, Inc. (a)	59,058	3,584
MarineMax, Inc. (a)	326,400	3,297
OfficeMax, Inc. (a)	420,500	7,498
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	276,166	2,731
Staples, Inc.	260,400	5,604
		46,078
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	217,900	5,944
Iconix Brand Group, Inc. (a)	240,139	3,902
		9,846
TOTAL CONSUMER DISCRETIONARY		197,792
CONSUMER STAPLES - 4.3%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	211,645	5,524
Constellation Brands, Inc. Class A (sub. vtg.) (a)	264,800	4,412
Dr Pepper Snapple Group, Inc.	194,600	7,368
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Laurent-Perrier Group	16,547	$ 1,389
Molson Coors Brewing Co. Class B	53,033	2,176
		20,869
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	85,900	3,442
Safeway, Inc.	122,846	2,720
Whole Foods Market, Inc. (a)	76,800	3,105
Winn-Dixie Stores, Inc. (a)	243,785	2,730
		11,997
Food Products - 0.9%
Bunge Ltd.	102,500	4,998
Ralcorp Holdings, Inc. (a)	89,500	5,376
		10,374
Personal Products - 0.4%
Avon Products, Inc.	190,396	5,044
TOTAL CONSUMER STAPLES		48,284
ENERGY - 7.2%
Energy Equipment & Services - 1.3%
Helix Energy Solutions Group, Inc. (a)	162,600	1,771
Pride International, Inc. (a)	145,241	3,598
Transocean Ltd. (a)	99,800	5,666
Weatherford International Ltd. (a)	317,600	4,485
		15,520
Oil, Gas & Consumable Fuels - 5.9%
Arch Coal, Inc.	230,900	4,976
Atlas Pipeline Partners, LP	250,100	2,676
Cabot Oil & Gas Corp.	153,900	5,339
Concho Resources, Inc. (a)	75,400	3,925
Denbury Resources, Inc. (a)	589,958	9,705
InterOil Corp. (a)(c)	20,600	1,015
Petrobank Energy & Resources Ltd. (a)	51,400	2,218
Petrohawk Energy Corp. (a)	291,959	5,614
Pioneer Natural Resources Co.	56,000	3,567
Plains Exploration & Production Co. (a)	207,400	4,584
Range Resources Corp.	109,547	4,924
Southwestern Energy Co. (a)	215,487	8,104
Suncor Energy, Inc.	73,200	2,280
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	114,500	$ 5,269
Whiting Petroleum Corp. (a)	25,500	2,135
		66,331
TOTAL ENERGY		81,851
FINANCIALS - 18.0%
Capital Markets - 0.9%
Artio Global Investors, Inc. Class A	101,800	1,882
EFG International	103,993	1,472
GCA Savvian Group Corp. (a)	403	399
TD Ameritrade Holding Corp. (a)	391,856	6,948
		10,701
Commercial Banks - 6.0%
BB&T Corp.	170,931	5,169
CapitalSource, Inc.	1,001,324	4,546
PNC Financial Services Group, Inc.	195,300	12,255
Regions Financial Corp.	812,863	6,202
SVB Financial Group (a)	72,715	3,262
U.S. Bancorp, Delaware	794,584	19,033
Wells Fargo & Co.	585,285	16,792
		67,259
Diversified Financial Services - 0.9%
Bank of America Corp.	424,706	6,685
CIT Group, Inc. (a)	6,100	224
JPMorgan Chase & Co.	81,700	3,234
		10,143
Insurance - 7.0%
Aegon NV (a)	714,900	4,078
AFLAC, Inc.	25,055	1,110
Allstate Corp.	230,000	7,045
Assurant, Inc.	85,200	2,956
CNO Financial Group, Inc. (a)	294,800	1,654
Delphi Financial Group, Inc. Class A	298,511	7,752
Everest Re Group Ltd.	61,425	4,464
Genworth Financial, Inc. Class A (a)	424,100	6,612
Lincoln National Corp.	419,000	11,087
MBIA, Inc. (a)(c)	419,802	3,128
Old Republic International Corp.	265,200	3,676
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	160,100	$ 5,893
Reinsurance Group of America, Inc.	80,400	3,776
The First American Corp.	196,000	6,670
TOWER Australia Group Ltd.	94,413	177
TOWER Australia Group Ltd. rights 6/24/10 (a)	13,487	6
Unum Group	245,860	5,679
XL Capital Ltd. Class A	208,512	3,672
		79,435
Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc.	289,413	4,136
Corporate Office Properties Trust (SBI)	139,200	5,277
Education Realty Trust, Inc.	128,206	815
Public Storage	12,200	1,131
SL Green Realty Corp.	111,700	6,958
		18,317
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	614,871	9,733
Forest City Enterprises, Inc. Class A (a)	207,800	2,755
Jones Lang LaSalle, Inc.	52,719	3,934
		16,422
Thrifts & Mortgage Finance - 0.1%
Bank Mutual Corp.	169,335	1,087
TOTAL FINANCIALS		203,364
HEALTH CARE - 9.6%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	90,800	4,307
Genzyme Corp. (a)	57,600	2,802
Gilead Sciences, Inc. (a)	36,300	1,304
OREXIGEN Therapeutics, Inc. (a)(c)	250,100	1,361
PDL BioPharma, Inc.	361,000	1,939
ZIOPHARM Oncology, Inc. (a)	116,500	588
		12,301
Health Care Equipment & Supplies - 2.7%
AGA Medical Holdings, Inc.	96,700	1,360
C. R. Bard, Inc.	76,900	6,227
Cooper Companies, Inc.	103,831	3,827
Covidien PLC	114,575	4,857
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hill-Rom Holdings, Inc.	56,300	$ 1,570
Hologic, Inc. (a)	149,200	2,223
Hospira, Inc. (a)	39,100	2,036
Orthofix International NV (a)	94,517	3,014
Symmetry Medical, Inc. (a)	236,212	2,572
Syneron Medical Ltd. (a)	186,272	1,948
Wright Medical Group, Inc. (a)	83,046	1,364
		30,998
Health Care Providers & Services - 3.7%
Aetna, Inc.	160,300	4,674
Centene Corp. (a)	126,600	2,889
CIGNA Corp.	180,900	6,055
DaVita, Inc. (a)	80,798	5,125
Emeritus Corp. (a)(c)	356,066	7,225
Quest Diagnostics, Inc.	174,182	9,188
Universal Health Services, Inc. Class B	143,714	6,091
		41,247
Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	74,100	3,709
Lonza Group AG	34,098	2,243
PerkinElmer, Inc.	211,600	4,801
Thermo Fisher Scientific, Inc. (a)	33,600	1,749
		12,502
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	88,497	2,215
Cadence Pharmaceuticals, Inc. (a)(c)	303,676	2,408
King Pharmaceuticals, Inc. (a)	342,140	2,966
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,000	3,344
		10,933
TOTAL HEALTH CARE		107,981
INDUSTRIALS - 15.0%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc. (a)	79,200	5,448
BE Aerospace, Inc. (a)	86,870	2,356
DigitalGlobe, Inc.	337,600	9,443
Esterline Technologies Corp. (a)	101,822	5,464
Heico Corp. Class A	90,875	2,727
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	19,410	$ 2,265
Raytheon Co.	40,390	2,117
		29,820
Airlines - 0.1%
US Airways Group, Inc. (a)	171,200	1,512
Building Products - 1.5%
Masco Corp.	343,200	4,582
Owens Corning (a)	389,311	12,976
		17,558
Commercial Services & Supplies - 3.0%
Avery Dennison Corp.	195,700	6,689
Cintas Corp.	161,300	4,194
Clean Harbors, Inc. (a)	56,800	3,601
Interface, Inc. Class A	96,773	1,140
Republic Services, Inc.	234,253	6,821
Steelcase, Inc. Class A	268,000	2,246
The Brink's Co.	135,300	3,067
The Geo Group, Inc. (a)	101,400	2,140
Viad Corp.	168,489	3,902
		33,800
Construction & Engineering - 1.0%
Fluor Corp.	112,926	5,298
Jacobs Engineering Group, Inc. (a)	47,700	1,992
KBR, Inc.	29,742	654
MYR Group, Inc. (a)	210,200	3,466
		11,410
Electrical Equipment - 0.3%
Acuity Brands, Inc.	80,898	3,327
Industrial Conglomerates - 0.6%
Rheinmetall AG	31,300	1,775
Textron, Inc.	223,717	4,624
		6,399
Machinery - 2.9%
Accuride Corp. (a)	1,430,900	1,932
AGCO Corp. (a)	112,500	3,237
Blount International, Inc. (a)	292,004	3,116
Commercial Vehicle Group, Inc. (a)	320,720	3,817
GEA Group AG	46,633	943
Ingersoll-Rand Co. Ltd.	214,800	8,014
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	56,789	$ 3,077
Timken Co.	145,704	4,195
Vallourec SA (c)	21,074	3,945
		32,276
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,755
Professional Services - 0.5%
Equifax, Inc.	150,700	4,559
Randstad Holdings NV (a)	22,846	967
		5,526
Road & Rail - 2.0%
Con-way, Inc.	240,545	8,183
Contrans Group, Inc. Class A	85,000	753
Saia, Inc. (a)	180,070	2,696
Union Pacific Corp.	148,800	10,629
		22,261
Trading Companies & Distributors - 0.3%
Houston Wire & Cable Co.	189,311	2,171
Yamazen Co. Ltd.	217,600	974
		3,145
TOTAL INDUSTRIALS		169,789
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	5,238
Juniper Networks, Inc. (a)	129,100	3,437
		8,675
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc. (a)	184,300	5,964
Anixter International, Inc. (a)	109,180	5,186
Avnet, Inc. (a)	183,661	5,275
Digital China Holdings Ltd. (H Shares)	1,044,000	1,612
Molex, Inc.	141,960	3,007
		21,044
Internet Software & Services - 1.4%
Monster Worldwide, Inc. (a)(c)	400,600	5,925
NetEase.com, Inc. sponsored ADR (a)	107,800	3,273
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	153,494	$ 2,701
VeriSign, Inc. (a)	137,326	3,833
		15,732
IT Services - 2.1%
Acxiom Corp. (a)	215,782	3,757
Atos Origin SA (a)	23,075	1,029
Convergys Corp. (a)	105,470	1,152
Fidelity National Information Services, Inc.	268,430	7,387
Hewitt Associates, Inc. Class A (a)	145,761	5,430
The Western Union Co.	156,100	2,491
Wright Express Corp. (a)	92,700	2,911
		24,157
Office Electronics - 0.5%
Xerox Corp.	572,377	5,329
Semiconductors & Semiconductor Equipment - 2.7%
KLA-Tencor Corp.	174,580	5,372
Lam Research Corp. (a)	212,153	8,032
MEMC Electronic Materials, Inc. (a)	283,800	3,221
National Semiconductor Corp.	243,244	3,418
Novellus Systems, Inc. (a)	130,099	3,359
ON Semiconductor Corp. (a)	1,064,470	7,781
		31,183
Software - 1.4%
Ariba, Inc. (a)	262,219	3,946
BMC Software, Inc. (a)	105,800	3,916
Epicor Software Corp. (a)	700,473	6,514
NCsoft Corp.	5,260	849
Nintendo Co. Ltd.	3,700	1,092
		16,317
TOTAL INFORMATION TECHNOLOGY		122,437
MATERIALS - 8.1%
Chemicals - 4.1%
Air Products & Chemicals, Inc.	63,070	4,356
Albemarle Corp.	131,098	5,645
Arkema sponsored ADR	26,500	966
Celanese Corp. Class A	202,936	5,818
Clariant AG (Reg.) (a)	186,250	2,170
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ferro Corp. (a)	379,500	$ 3,419
Innophos Holdings, Inc.	143,260	4,089
LyondellBasell Industries NV Class A (a)	268,400	4,769
Solutia, Inc. (a)	430,260	6,518
W.R. Grace & Co. (a)	219,128	5,616
Wacker Chemie AG (c)	22,171	2,785
		46,151
Containers & Packaging - 1.5%
Ball Corp.	48,900	2,408
Owens-Illinois, Inc. (a)	164,139	4,978
Pactiv Corp. (a)	148,601	4,247
Rexam PLC	1,117,500	5,108
		16,741
Metals & Mining - 2.2%
Carpenter Technology Corp.	86,796	3,377
Compass Minerals International, Inc.	110,135	8,355
Globe Specialty Metals, Inc.	360,745	4,210
Gulf Resources, Inc. (a)(c)	65,439	643
Gulf Resources, Inc. (a)(e)	180,390	1,773
Horsehead Holding Corp. (a)	76,800	801
Newcrest Mining Ltd.	230,011	6,242
		25,401
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	67,500	2,874
TOTAL MATERIALS		91,167
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
Cbeyond, Inc. (a)	202,783	3,169
Cogent Communications Group, Inc. (a)	327,858	2,967
Global Crossing Ltd. (a)	533,568	7,262
Iliad Group SA	21,391	1,805
Qwest Communications International, Inc.	563,500	2,953
		18,156
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	86,530	3,156
TOTAL TELECOMMUNICATION SERVICES		21,312
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 4.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	141,200	$ 4,513
FirstEnergy Corp.	130,269	4,587
		9,100
Gas Utilities - 0.5%
Questar Corp.	88,400	3,966
Xinao Gas Holdings Ltd.	604,000	1,602
		5,568
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	1,248,000	12,817
Calpine Corp. (a)	303,800	4,162
Constellation Energy Group, Inc.	148,200	5,243
		22,222
Multi-Utilities - 1.1%
Alliant Energy Corp.	191,200	6,145
CMS Energy Corp.	429,700	6,308
		12,453
TOTAL UTILITIES		49,343
TOTAL COMMON STOCKS (Cost $1,094,822)		1,093,320
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Fiat SpA (Cost $6,105)	704,642	4,491
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc. 7.875% 12/15/14 (Cost $6)	$ 10	9
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (d)	25,943,550	$ 25,944
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	29,101,373	29,101
TOTAL MONEY MARKET FUNDS (Cost $55,045)		55,045
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,155,978)		1,152,865
NET OTHER ASSETS - (2.1)%		(24,085)
NET ASSETS - 100%		$ 1,128,780
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,773,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	44
Total	$ 51
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 202,283	$ 202,283	$ -	$ -
Consumer Staples	48,284	48,284	-	-
Energy	81,851	81,851	-	-
Financials	203,364	203,364	-	-
Health Care	107,981	107,981	-	-
Industrials	169,789	169,789	-	-
Information Technology	122,437	122,437	-	-
Materials	91,167	91,167	-	-
Telecommunication Services	21,312	21,312	-	-
Utilities	49,343	49,343	-	-
Corporate Bonds	9	-	9	-
Money Market Funds	55,045	55,045	-	-
Total Investments in Securities:	$ 1,152,865	$ 1,152,856	$ 9	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
Bermuda	2.1%
Switzerland	1.4%
Canada	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	5.7%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $478,724,000 of which $291,514,000 and $187,210,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $6,784,000 of losses recognized during the period November 1, 2009 to November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $1,000 of currency losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,956) - See accompanying schedule: Unaffiliated issuers (cost $1,100,933)	$ 1,097,820
Fidelity Central Funds (cost $55,045)	55,045
Total Investments (cost $1,155,978)		$ 1,152,865
Receivable for investments sold		18,173
Receivable for fund shares sold		1,605
Dividends receivable		1,120
Distributions receivable from Fidelity Central Funds		20
Prepaid expenses		1
Other receivables		22
Total assets		1,173,806

Liabilities
Payable for investments purchased	$ 12,989
Payable for fund shares redeemed	1,839
Accrued management fee	477
Distribution fees payable	270
Other affiliated payables	288
Other payables and accrued expenses	62
Collateral on securities loaned, at value	29,101
Total liabilities		45,026

Net Assets		$ 1,128,780
Net Assets consist of:
Paid in capital		$ 1,567,394
Distributions in excess of net investment income		(835)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(434,654)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,125)
Net Assets		$ 1,128,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,548 ÷ 10,447 shares)	$ 21.30

Maximum offering price per share (100/94.25 of $21.30)	$ 22.60
Class T: Net Asset Value and redemption price per share ($344,324 ÷ 15,619 shares)	$ 22.05

Maximum offering price per share (100/96.50 of $22.05)	$ 22.85
Class B: Net Asset Value and offering price per share ($36,513 ÷ 1,847 shares)A	$ 19.77

Class C: Net Asset Value and offering price per share ($48,332 ÷ 2,472 shares)A	$ 19.55

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($369,352 ÷ 15,554 shares)	$ 23.75

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($42,848 ÷ 1,805 shares)	$ 23.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,863 ÷ 2,856 shares)	$ 22.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,008
Interest		2
Income from Fidelity Central Funds		51
Total income		5,061

Expenses
Management fee Basic fee	$ 2,974
Performance adjustment	(441)
Transfer agent fees	1,430
Distribution fees	1,608
Accounting and security lending fees	187
Custodian fees and expenses	60
Independent trustees' compensation	3
Registration fees	93
Audit	30
Legal	2
Miscellaneous	6
Total expenses before reductions	5,952
Expense reductions	(57)	5,895
Net investment income (loss)		(834)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,655
Foreign currency transactions	(1)
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		64,655
Change in net unrealized appreciation (depreciation) on: Investment securities	54,497
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		54,482
Net gain (loss)		119,137
Net increase (decrease) in net assets resulting from operations		$ 118,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (834)	$ 2,418
Net realized gain (loss)	64,655	(159,963)
Change in net unrealized appreciation (depreciation)	54,482	504,549
Net increase (decrease) in net assets resulting from operations	118,303	347,004
Distributions to shareholders from net investment income	-	(4,690)
Share transactions - net increase (decrease)	70,070	(45,798)
Total increase (decrease) in net assets	188,373	296,516

Net Assets
Beginning of period	940,407	643,891
End of period (including distributions in excess of net investment income of $835 and distributions in excess of net investment income of $1, respectively)	$ 1,128,780	$ 940,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.10	.02	.06	.03
Net realized and unrealized gain (loss)	2.55	6.96	(14.37)	1.89	4.94	2.04
Total from investment operations	2.53	7.02	(14.27)	1.91	5.00	2.07
Distributions from net investment income	-	(.12)	-	-	(.01)	-
Distributions from net realized gain	-	-	(4.53)	(4.27)	(7.35)	(.26)
Total distributions	-	(.12)	(4.53)	(4.27)	(7.36)	(.26)
Net asset value, end of period	$ 21.30	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39
Total Return B,C,D	13.48%	59.70%	(54.45)%	6.46%	17.23%	6.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.11% A	1.03%	1.14%	1.16%	1.17%	1.19%
Expenses net of fee waivers, if any	1.11% A	1.03%	1.14%	1.16%	1.17%	1.19%
Expenses net of all reductions	1.10% A	1.02%	1.14%	1.15%	1.16%	1.13%
Net investment income (loss)	(.15)% A	.39%	.45%	.07%	.20%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 223	$ 206	$ 139	$ 355	$ 334	$ 312
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.03	.06	(.04)	- I	(.03)
Net realized and unrealized gain (loss)	2.65	7.21	(14.84)	1.94	5.06	2.07
Total from investment operations	2.61	7.24	(14.78)	1.90	5.06	2.04
Distributions from net investment income	-	(.05)	-	-	-	-
Distributions from net realized gain	-	-	(4.45)	(4.19)	(7.35)	(.26)
Total distributions	-	(.05)	(4.45)	(4.19)	(7.35)	(.26)
Net asset value, end of period	$ 22.05	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06
Total Return B,C,D	13.43%	59.40%	(54.56)%	6.24%	17.03%	5.97%
Ratios to Average Net Assets F,H
Expenses before reductions	1.28% A	1.24%	1.33%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28% A	1.24%	1.33%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.27% A	1.22%	1.32%	1.34%	1.34%	1.32%
Net investment income (loss)	(.32)% A	.18%	.26%	(.12)%	.01%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 339	$ 253	$ 751	$ 827	$ 930
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)	(.06)	(.21)	(.18)	(.23)
Net realized and unrealized gain (loss)	2.38	6.50	(13.38)	1.78	4.69	1.96
Total from investment operations	2.29	6.45	(13.44)	1.57	4.51	1.73
Distributions from net realized gain	-	-	(4.27)	(4.00)	(7.35)	(.26)
Net asset value, end of period	$ 19.77	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01
Total Return B,C,D	13.10%	58.48%	(54.80)%	5.63%	16.29%	5.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.78%	1.90%	1.95%	1.97%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.78%	1.90%	1.95%	1.97%	1.98%
Expenses net of all reductions	1.85% A	1.77%	1.89%	1.94%	1.96%	1.93%
Net investment income (loss)	(.90)% A	(.36)%	(.31)%	(.72)%	(.61)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 40	$ 47	$ 175	$ 212	$ 244
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)	(.06)	(.21)	(.17)	(.23)
Net realized and unrealized gain (loss)	2.35	6.43	(13.24)	1.78	4.65	1.95
Total from investment operations	2.26	6.38	(13.30)	1.57	4.48	1.72
Distributions from net realized gain	-	-	(4.30)	(4.02)	(7.35)	(.26)
Net asset value, end of period	$ 19.55	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83
Total Return B,C,D	13.07%	58.48%	(54.80)%	5.66%	16.30%	5.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.78%	1.90%	1.94%	1.95%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.78%	1.90%	1.94%	1.95%	1.98%
Expenses net of all reductions	1.85% A	1.77%	1.89%	1.93%	1.94%	1.93%
Net investment income (loss)	(.90)% A	(.36)%	(.31)%	(.71)%	(.59)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 43	$ 32	$ 94	$ 99	$ 108
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71
Income from Investment Operations
Net investment income (loss) D	.01	.11	.17	.12	.14	.14
Net realized and unrealized gain (loss)	2.85	7.73	(15.97)	2.06	5.34	2.16
Total from investment operations	2.86	7.84	(15.80)	2.18	5.48	2.30
Distributions from net investment income	-	(.16)	-	(.04)	(.11)	-
Distributions from net realized gain	-	-	(4.59)	(4.31)	(7.35)	(.26)
Total distributions	-	(.16)	(4.59)	(4.35)	(7.46)	(.26)
Net asset value, end of period	$ 23.75	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75
Total Return B,C	13.69%	60.05%	(54.35)%	6.78%	17.52%	6.46%
Ratios to Average Net AssetsE,G
Expenses before reductions	.84% A	.78%	.89%	.89%	.93%	.89%
Expenses net of fee waivers, if any	.84% A	.78%	.89%	.89%	.93%	.89%
Expenses net of all reductions	.83% A	.77%	.88%	.87%	.91%	.83%
Net investment income (loss)	.12% A	.64%	.70%	.35%	.44%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 237	$ 122	$ 407	$ 216	$ 171
Portfolio turnover rate F	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.04	.16	.12
Net realized and unrealized gain (loss)	2.84	7.70	(13.81)
Total from investment operations	2.88	7.86	(13.69)
Distributions from net investment income	-	(.23)	-
Net asset value, end of period	$ 23.74	$ 20.86	$ 13.23
Total Return B,C	13.81%	60.52%	(50.85)%
Ratios to Average Net Assets E,H
Expenses before reductions	.60%A	.51%	.65% A
Expenses net of fee waivers, if any	.60%A	.51%	.65% A
Expenses net of all reductions	.59% A	.49%	.64% A
Net investment income (loss)	.36% A	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 27	$ 5
Portfolio turnover rate F	132% A	161%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80
Income from Investment Operations
Net investment income (loss) D	.02	.11	.18	.14	.18	.17
Net realized and unrealized gain (loss)	2.72	7.38	(15.31)	1.98	5.19	2.11
Total from investment operations	2.74	7.49	(15.13)	2.12	5.37	2.28
Distributions from net investment income	-	(.19)	-	(.07)	(.15)	-
Distributions from net realized gain	-	-	(4.63)	(4.31)	(7.35)	(.26)
Total distributions	-	(.19)	(4.63)	(4.38)	(7.50)	(.26)
Net asset value, end of period	$ 22.71	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82
Total Return B,C	13.72%	60.08%	(54.29)%	6.82%	17.70%	6.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.76% A	.70%	.80%	.83%	.79%	.80%
Expenses net of fee waivers, if any	.76% A	.70%	.80%	.83%	.79%	.80%
Expenses net of all reductions	.75% A	.69%	.79%	.82%	.78%	.74%
Net investment income (loss)	.20% A	.71%	.79%	.40%	.57%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 48	$ 45	$ 85	$ 81	$ 109
Portfolio turnover rate F	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 102,979
Gross unrealized depreciation	(117,621)
Net unrealized appreciation (depreciation)	$ (14,642)
Tax cost	$ 1,167,507

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $730,956 and $688,934, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Strategies Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 280	$ 2
Class T	.25%	.25%	890	9
Class B	.75%	.25%	200	151
Class C	.75%	.25%	238	13
			$ 1,608	$ 175

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	6
Class B*	22
Class C*	1
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 353.31
Class T	419.24
Class B	64.32
Class C	75.32
Fidelity Value Strategies Fund	455.29
Fidelity Value Strategies Fund Class K	9.05
Institutional Class	55.22
	$ 1,430

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to one hundred ninety-six dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 4,693.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $44.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $57 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,358
Class T	-	1,110
Fidelity Value Strategies Fund	-	1,454
Fidelity Value Strategies Fund Class K	-	93
Institutional Class	-	675
Total	$ -	$ 4,690

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Class A
Shares sold	1,256	3,224	$ 26,418	$ 46,221
Reinvestment of distributions	-	111	-	1,293
Shares redeemed	(1,806)	(4,033)	(37,606)	(57,211)
Net increase (decrease)	(550)	(698)	$ (11,188)	$ (9,697)
Class T
Shares sold	1,187	3,435	$ 26,195	$ 50,815
Reinvestment of distributions	-	85	-	1,034
Shares redeemed	(3,025)	(6,709)	(65,122)	(98,956)
Net increase (decrease)	(1,838)	(3,189)	$ (38,927)	$ (47,107)
Class B
Shares sold	95	187	$ 1,922	$ 2,407
Shares redeemed	(519)	(2,212)	(10,207)	(27,839)
Net increase (decrease)	(424)	(2,025)	$ (8,285)	$ (25,432)
Class C
Shares sold	254	325	$ 5,121	$ 4,318
Shares redeemed	(267)	(804)	(5,185)	(10,375)
Net increase (decrease)	(13)	(479)	$ (64)	$ (6,057)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Fidelity Value Strategies Fund
Shares sold	7,766	6,464	$ 187,637	$ 114,372
Conversion to Fidelity Value Strategies Fund Class K	-	(570)	-	(10,835)
Reinvestment of distributions	-	109	-	1,410
Shares redeemed	(3,565)	(3,891)	(83,885)	(65,772)
Net increase (decrease)	4,201	2,112	$ 103,752	$ 39,175
Fidelity Value Strategies Fund Class K
Shares sold	991	619	$ 24,147	$ 11,412
Conversion from Fidelity Value Strategies Fund	-	570	-	10,835
Reinvestment of distributions	-	7	-	93
Shares redeemed	(464)	(314)	(10,872)	(5,766)
Net increase (decrease)	527	882	$ 13,275	$ 16,574
Institutional Class
Shares sold	944	718	$ 22,072	$ 10,860
Reinvestment of distributions	-	53	-	652
Shares redeemed	(503)	(1,911)	(10,565)	(24,766)
Net increase (decrease)	441	(1,140)	$ 11,507	$ (13,254)

A Conversion transactions for Fidelity Value Strategies Fund Class K and Fidelity Value Strategies Fund are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

SO-USAN-0710
1.786805.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.11%
Actual		$ 1,000.00	$ 1,134.80	$ 5.91
Hypothetical A		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.28%
Actual		$ 1,000.00	$ 1,134.30	$ 6.81
Hypothetical A		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.86%
Actual		$ 1,000.00	$ 1,131.00	$ 9.88
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.86%
Actual		$ 1,000.00	$ 1,130.70	$ 9.88
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Fidelity Value Strategies Fund	.84%
Actual		$ 1,000.00	$ 1,136.90	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23
Fidelity Value Strategies Fund Class K	.60%
Actual		$ 1,000.00	$ 1,138.10	$ 3.20
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,137.20	$ 4.05
Hypothetical A		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Bancorp, Delaware	1.7	0.8
Wells Fargo & Co.	1.5	1.0
Owens Corning	1.1	0.7
AES Corp.	1.1	0.5
PNC Financial Services Group, Inc.	1.1	1.1
Pulte Group, Inc.	1.1	0.8
Lincoln National Corp.	1.0	0.7
Union Pacific Corp.	1.0	0.6
CB Richard Ellis Group, Inc. Class A	0.9	0.9
Denbury Resources, Inc.	0.9	0.8
	11.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	20.5
Consumer Discretionary	17.9	17.5
Industrials	15.0	12.5
Information Technology	10.8	12.2
Health Care	9.6	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 97.2%		Stocks 99.6%
Bonds 0.0% †		Bonds 0.0% †
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.5%	** Foreign investments	12.2%
† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	317,819	$ 4,621
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW) (c)	36,387	1,700
Fiat SpA	69,100	759
Harley-Davidson, Inc.	148,300	4,480
		6,939
Distributors - 0.2%
Integrated Distribution Services Group Ltd. (IDS)	1,027,000	1,715
Diversified Consumer Services - 1.2%
H&R Block, Inc.	230,400	3,705
Service Corp. International	768,000	6,559
Stewart Enterprises, Inc. Class A	536,600	3,257
		13,521
Hotels, Restaurants & Leisure - 3.2%
Ameristar Casinos, Inc. (c)	197,900	3,566
Bally Technologies, Inc. (a)	46,200	1,964
Brinker International, Inc.	177,108	3,149
Denny's Corp. (a)	308,283	974
DineEquity, Inc. (a)	62,800	2,121
McCormick & Schmick's Seafood Restaurants (a)	167,595	1,463
O'Charleys, Inc. (a)	404,555	3,014
Starwood Hotels & Resorts Worldwide, Inc.	96,687	4,472
Vail Resorts, Inc. (a)	96,606	4,020
WMS Industries, Inc. (a)	148,800	6,894
Wyndham Worldwide Corp.	203,867	4,811
		36,448
Household Durables - 4.0%
Blyth, Inc.	26,400	1,310
Ethan Allen Interiors, Inc. (c)	117,730	2,378
KB Home	243,794	3,530
Lennar Corp. Class A	212,200	3,671
Mohawk Industries, Inc. (a)	83,200	4,673
Pulte Group, Inc. (a)	1,078,525	12,015
Stanley Black & Decker, Inc.	161,437	9,007
Techtronic Industries Co. Ltd.	3,985,500	3,537
Tempur-Pedic International, Inc. (a)	108,000	3,586
Whirlpool Corp.	19,412	2,027
		45,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	472,300	$ 6,126
Leisure Equipment & Products - 0.2%
Brunswick Corp.	132,600	2,317
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A	184,535	4,578
Charter Communications, Inc. Class A (a)	20,100	724
Liberty Global, Inc. Class A (a)	69,013	1,781
McGraw-Hill Companies, Inc.	85,801	2,385
MDC Partners, Inc. Class A (sub. vtg.)	92,800	1,130
Omnicom Group, Inc.	125,512	4,763
Time Warner Cable, Inc.	58,600	3,207
United Business Media Ltd.	192,600	1,431
Valassis Communications, Inc. (a)	121,789	4,448
		24,447
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	166,790	8,633
Asbury Automotive Group, Inc. (a)	483,141	6,387
Best Buy Co., Inc.	105,799	4,470
Carphone Warehouse Group PLC (a)	528,788	1,457
Casual Male Retail Group, Inc. (a)	421,708	1,581
Charming Shoppes, Inc. (a)	183,400	836
Jos. A. Bank Clothiers, Inc. (a)	59,058	3,584
MarineMax, Inc. (a)	326,400	3,297
OfficeMax, Inc. (a)	420,500	7,498
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	276,166	2,731
Staples, Inc.	260,400	5,604
		46,078
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	217,900	5,944
Iconix Brand Group, Inc. (a)	240,139	3,902
		9,846
TOTAL CONSUMER DISCRETIONARY		197,792
CONSUMER STAPLES - 4.3%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	211,645	5,524
Constellation Brands, Inc. Class A (sub. vtg.) (a)	264,800	4,412
Dr Pepper Snapple Group, Inc.	194,600	7,368
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Laurent-Perrier Group	16,547	$ 1,389
Molson Coors Brewing Co. Class B	53,033	2,176
		20,869
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	85,900	3,442
Safeway, Inc.	122,846	2,720
Whole Foods Market, Inc. (a)	76,800	3,105
Winn-Dixie Stores, Inc. (a)	243,785	2,730
		11,997
Food Products - 0.9%
Bunge Ltd.	102,500	4,998
Ralcorp Holdings, Inc. (a)	89,500	5,376
		10,374
Personal Products - 0.4%
Avon Products, Inc.	190,396	5,044
TOTAL CONSUMER STAPLES		48,284
ENERGY - 7.2%
Energy Equipment & Services - 1.3%
Helix Energy Solutions Group, Inc. (a)	162,600	1,771
Pride International, Inc. (a)	145,241	3,598
Transocean Ltd. (a)	99,800	5,666
Weatherford International Ltd. (a)	317,600	4,485
		15,520
Oil, Gas & Consumable Fuels - 5.9%
Arch Coal, Inc.	230,900	4,976
Atlas Pipeline Partners, LP	250,100	2,676
Cabot Oil & Gas Corp.	153,900	5,339
Concho Resources, Inc. (a)	75,400	3,925
Denbury Resources, Inc. (a)	589,958	9,705
InterOil Corp. (a)(c)	20,600	1,015
Petrobank Energy & Resources Ltd. (a)	51,400	2,218
Petrohawk Energy Corp. (a)	291,959	5,614
Pioneer Natural Resources Co.	56,000	3,567
Plains Exploration & Production Co. (a)	207,400	4,584
Range Resources Corp.	109,547	4,924
Southwestern Energy Co. (a)	215,487	8,104
Suncor Energy, Inc.	73,200	2,280
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	114,500	$ 5,269
Whiting Petroleum Corp. (a)	25,500	2,135
		66,331
TOTAL ENERGY		81,851
FINANCIALS - 18.0%
Capital Markets - 0.9%
Artio Global Investors, Inc. Class A	101,800	1,882
EFG International	103,993	1,472
GCA Savvian Group Corp. (a)	403	399
TD Ameritrade Holding Corp. (a)	391,856	6,948
		10,701
Commercial Banks - 6.0%
BB&T Corp.	170,931	5,169
CapitalSource, Inc.	1,001,324	4,546
PNC Financial Services Group, Inc.	195,300	12,255
Regions Financial Corp.	812,863	6,202
SVB Financial Group (a)	72,715	3,262
U.S. Bancorp, Delaware	794,584	19,033
Wells Fargo & Co.	585,285	16,792
		67,259
Diversified Financial Services - 0.9%
Bank of America Corp.	424,706	6,685
CIT Group, Inc. (a)	6,100	224
JPMorgan Chase & Co.	81,700	3,234
		10,143
Insurance - 7.0%
Aegon NV (a)	714,900	4,078
AFLAC, Inc.	25,055	1,110
Allstate Corp.	230,000	7,045
Assurant, Inc.	85,200	2,956
CNO Financial Group, Inc. (a)	294,800	1,654
Delphi Financial Group, Inc. Class A	298,511	7,752
Everest Re Group Ltd.	61,425	4,464
Genworth Financial, Inc. Class A (a)	424,100	6,612
Lincoln National Corp.	419,000	11,087
MBIA, Inc. (a)(c)	419,802	3,128
Old Republic International Corp.	265,200	3,676
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	160,100	$ 5,893
Reinsurance Group of America, Inc.	80,400	3,776
The First American Corp.	196,000	6,670
TOWER Australia Group Ltd.	94,413	177
TOWER Australia Group Ltd. rights 6/24/10 (a)	13,487	6
Unum Group	245,860	5,679
XL Capital Ltd. Class A	208,512	3,672
		79,435
Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc.	289,413	4,136
Corporate Office Properties Trust (SBI)	139,200	5,277
Education Realty Trust, Inc.	128,206	815
Public Storage	12,200	1,131
SL Green Realty Corp.	111,700	6,958
		18,317
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	614,871	9,733
Forest City Enterprises, Inc. Class A (a)	207,800	2,755
Jones Lang LaSalle, Inc.	52,719	3,934
		16,422
Thrifts & Mortgage Finance - 0.1%
Bank Mutual Corp.	169,335	1,087
TOTAL FINANCIALS		203,364
HEALTH CARE - 9.6%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	90,800	4,307
Genzyme Corp. (a)	57,600	2,802
Gilead Sciences, Inc. (a)	36,300	1,304
OREXIGEN Therapeutics, Inc. (a)(c)	250,100	1,361
PDL BioPharma, Inc.	361,000	1,939
ZIOPHARM Oncology, Inc. (a)	116,500	588
		12,301
Health Care Equipment & Supplies - 2.7%
AGA Medical Holdings, Inc.	96,700	1,360
C. R. Bard, Inc.	76,900	6,227
Cooper Companies, Inc.	103,831	3,827
Covidien PLC	114,575	4,857
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hill-Rom Holdings, Inc.	56,300	$ 1,570
Hologic, Inc. (a)	149,200	2,223
Hospira, Inc. (a)	39,100	2,036
Orthofix International NV (a)	94,517	3,014
Symmetry Medical, Inc. (a)	236,212	2,572
Syneron Medical Ltd. (a)	186,272	1,948
Wright Medical Group, Inc. (a)	83,046	1,364
		30,998
Health Care Providers & Services - 3.7%
Aetna, Inc.	160,300	4,674
Centene Corp. (a)	126,600	2,889
CIGNA Corp.	180,900	6,055
DaVita, Inc. (a)	80,798	5,125
Emeritus Corp. (a)(c)	356,066	7,225
Quest Diagnostics, Inc.	174,182	9,188
Universal Health Services, Inc. Class B	143,714	6,091
		41,247
Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	74,100	3,709
Lonza Group AG	34,098	2,243
PerkinElmer, Inc.	211,600	4,801
Thermo Fisher Scientific, Inc. (a)	33,600	1,749
		12,502
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	88,497	2,215
Cadence Pharmaceuticals, Inc. (a)(c)	303,676	2,408
King Pharmaceuticals, Inc. (a)	342,140	2,966
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,000	3,344
		10,933
TOTAL HEALTH CARE		107,981
INDUSTRIALS - 15.0%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc. (a)	79,200	5,448
BE Aerospace, Inc. (a)	86,870	2,356
DigitalGlobe, Inc.	337,600	9,443
Esterline Technologies Corp. (a)	101,822	5,464
Heico Corp. Class A	90,875	2,727
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	19,410	$ 2,265
Raytheon Co.	40,390	2,117
		29,820
Airlines - 0.1%
US Airways Group, Inc. (a)	171,200	1,512
Building Products - 1.5%
Masco Corp.	343,200	4,582
Owens Corning (a)	389,311	12,976
		17,558
Commercial Services & Supplies - 3.0%
Avery Dennison Corp.	195,700	6,689
Cintas Corp.	161,300	4,194
Clean Harbors, Inc. (a)	56,800	3,601
Interface, Inc. Class A	96,773	1,140
Republic Services, Inc.	234,253	6,821
Steelcase, Inc. Class A	268,000	2,246
The Brink's Co.	135,300	3,067
The Geo Group, Inc. (a)	101,400	2,140
Viad Corp.	168,489	3,902
		33,800
Construction & Engineering - 1.0%
Fluor Corp.	112,926	5,298
Jacobs Engineering Group, Inc. (a)	47,700	1,992
KBR, Inc.	29,742	654
MYR Group, Inc. (a)	210,200	3,466
		11,410
Electrical Equipment - 0.3%
Acuity Brands, Inc.	80,898	3,327
Industrial Conglomerates - 0.6%
Rheinmetall AG	31,300	1,775
Textron, Inc.	223,717	4,624
		6,399
Machinery - 2.9%
Accuride Corp. (a)	1,430,900	1,932
AGCO Corp. (a)	112,500	3,237
Blount International, Inc. (a)	292,004	3,116
Commercial Vehicle Group, Inc. (a)	320,720	3,817
GEA Group AG	46,633	943
Ingersoll-Rand Co. Ltd.	214,800	8,014
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	56,789	$ 3,077
Timken Co.	145,704	4,195
Vallourec SA (c)	21,074	3,945
		32,276
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,755
Professional Services - 0.5%
Equifax, Inc.	150,700	4,559
Randstad Holdings NV (a)	22,846	967
		5,526
Road & Rail - 2.0%
Con-way, Inc.	240,545	8,183
Contrans Group, Inc. Class A	85,000	753
Saia, Inc. (a)	180,070	2,696
Union Pacific Corp.	148,800	10,629
		22,261
Trading Companies & Distributors - 0.3%
Houston Wire & Cable Co.	189,311	2,171
Yamazen Co. Ltd.	217,600	974
		3,145
TOTAL INDUSTRIALS		169,789
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	5,238
Juniper Networks, Inc. (a)	129,100	3,437
		8,675
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc. (a)	184,300	5,964
Anixter International, Inc. (a)	109,180	5,186
Avnet, Inc. (a)	183,661	5,275
Digital China Holdings Ltd. (H Shares)	1,044,000	1,612
Molex, Inc.	141,960	3,007
		21,044
Internet Software & Services - 1.4%
Monster Worldwide, Inc. (a)(c)	400,600	5,925
NetEase.com, Inc. sponsored ADR (a)	107,800	3,273
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	153,494	$ 2,701
VeriSign, Inc. (a)	137,326	3,833
		15,732
IT Services - 2.1%
Acxiom Corp. (a)	215,782	3,757
Atos Origin SA (a)	23,075	1,029
Convergys Corp. (a)	105,470	1,152
Fidelity National Information Services, Inc.	268,430	7,387
Hewitt Associates, Inc. Class A (a)	145,761	5,430
The Western Union Co.	156,100	2,491
Wright Express Corp. (a)	92,700	2,911
		24,157
Office Electronics - 0.5%
Xerox Corp.	572,377	5,329
Semiconductors & Semiconductor Equipment - 2.7%
KLA-Tencor Corp.	174,580	5,372
Lam Research Corp. (a)	212,153	8,032
MEMC Electronic Materials, Inc. (a)	283,800	3,221
National Semiconductor Corp.	243,244	3,418
Novellus Systems, Inc. (a)	130,099	3,359
ON Semiconductor Corp. (a)	1,064,470	7,781
		31,183
Software - 1.4%
Ariba, Inc. (a)	262,219	3,946
BMC Software, Inc. (a)	105,800	3,916
Epicor Software Corp. (a)	700,473	6,514
NCsoft Corp.	5,260	849
Nintendo Co. Ltd.	3,700	1,092
		16,317
TOTAL INFORMATION TECHNOLOGY		122,437
MATERIALS - 8.1%
Chemicals - 4.1%
Air Products & Chemicals, Inc.	63,070	4,356
Albemarle Corp.	131,098	5,645
Arkema sponsored ADR	26,500	966
Celanese Corp. Class A	202,936	5,818
Clariant AG (Reg.) (a)	186,250	2,170
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ferro Corp. (a)	379,500	$ 3,419
Innophos Holdings, Inc.	143,260	4,089
LyondellBasell Industries NV Class A (a)	268,400	4,769
Solutia, Inc. (a)	430,260	6,518
W.R. Grace & Co. (a)	219,128	5,616
Wacker Chemie AG (c)	22,171	2,785
		46,151
Containers & Packaging - 1.5%
Ball Corp.	48,900	2,408
Owens-Illinois, Inc. (a)	164,139	4,978
Pactiv Corp. (a)	148,601	4,247
Rexam PLC	1,117,500	5,108
		16,741
Metals & Mining - 2.2%
Carpenter Technology Corp.	86,796	3,377
Compass Minerals International, Inc.	110,135	8,355
Globe Specialty Metals, Inc.	360,745	4,210
Gulf Resources, Inc. (a)(c)	65,439	643
Gulf Resources, Inc. (a)(e)	180,390	1,773
Horsehead Holding Corp. (a)	76,800	801
Newcrest Mining Ltd.	230,011	6,242
		25,401
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	67,500	2,874
TOTAL MATERIALS		91,167
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
Cbeyond, Inc. (a)	202,783	3,169
Cogent Communications Group, Inc. (a)	327,858	2,967
Global Crossing Ltd. (a)	533,568	7,262
Iliad Group SA	21,391	1,805
Qwest Communications International, Inc.	563,500	2,953
		18,156
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	86,530	3,156
TOTAL TELECOMMUNICATION SERVICES		21,312
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 4.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	141,200	$ 4,513
FirstEnergy Corp.	130,269	4,587
		9,100
Gas Utilities - 0.5%
Questar Corp.	88,400	3,966
Xinao Gas Holdings Ltd.	604,000	1,602
		5,568
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	1,248,000	12,817
Calpine Corp. (a)	303,800	4,162
Constellation Energy Group, Inc.	148,200	5,243
		22,222
Multi-Utilities - 1.1%
Alliant Energy Corp.	191,200	6,145
CMS Energy Corp.	429,700	6,308
		12,453
TOTAL UTILITIES		49,343
TOTAL COMMON STOCKS (Cost $1,094,822)		1,093,320
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Fiat SpA (Cost $6,105)	704,642	4,491
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc. 7.875% 12/15/14 (Cost $6)	$ 10	9
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (d)	25,943,550	$ 25,944
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	29,101,373	29,101
TOTAL MONEY MARKET FUNDS (Cost $55,045)		55,045
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,155,978)		1,152,865
NET OTHER ASSETS - (2.1)%		(24,085)
NET ASSETS - 100%		$ 1,128,780
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,773,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	44
Total	$ 51
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 202,283	$ 202,283	$ -	$ -
Consumer Staples	48,284	48,284	-	-
Energy	81,851	81,851	-	-
Financials	203,364	203,364	-	-
Health Care	107,981	107,981	-	-
Industrials	169,789	169,789	-	-
Information Technology	122,437	122,437	-	-
Materials	91,167	91,167	-	-
Telecommunication Services	21,312	21,312	-	-
Utilities	49,343	49,343	-	-
Corporate Bonds	9	-	9	-
Money Market Funds	55,045	55,045	-	-
Total Investments in Securities:	$ 1,152,865	$ 1,152,856	$ 9	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
Bermuda	2.1%
Switzerland	1.4%
Canada	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	5.7%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $478,724,000 of which $291,514,000 and $187,210,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $6,784,000 of losses recognized during the period November 1, 2009 to November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $1,000 of currency losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,956) - See accompanying schedule: Unaffiliated issuers (cost $1,100,933)	$ 1,097,820
Fidelity Central Funds (cost $55,045)	55,045
Total Investments (cost $1,155,978)		$ 1,152,865
Receivable for investments sold		18,173
Receivable for fund shares sold		1,605
Dividends receivable		1,120
Distributions receivable from Fidelity Central Funds		20
Prepaid expenses		1
Other receivables		22
Total assets		1,173,806

Liabilities
Payable for investments purchased	$ 12,989
Payable for fund shares redeemed	1,839
Accrued management fee	477
Distribution fees payable	270
Other affiliated payables	288
Other payables and accrued expenses	62
Collateral on securities loaned, at value	29,101
Total liabilities		45,026

Net Assets		$ 1,128,780
Net Assets consist of:
Paid in capital		$ 1,567,394
Distributions in excess of net investment income		(835)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(434,654)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,125)
Net Assets		$ 1,128,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,548 ÷ 10,447 shares)	$ 21.30

Maximum offering price per share (100/94.25 of $21.30)	$ 22.60
Class T: Net Asset Value and redemption price per share ($344,324 ÷ 15,619 shares)	$ 22.05

Maximum offering price per share (100/96.50 of $22.05)	$ 22.85
Class B: Net Asset Value and offering price per share ($36,513 ÷ 1,847 shares)A	$ 19.77

Class C: Net Asset Value and offering price per share ($48,332 ÷ 2,472 shares)A	$ 19.55

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($369,352 ÷ 15,554 shares)	$ 23.75

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($42,848 ÷ 1,805 shares)	$ 23.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,863 ÷ 2,856 shares)	$ 22.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,008
Interest		2
Income from Fidelity Central Funds		51
Total income		5,061

Expenses
Management fee Basic fee	$ 2,974
Performance adjustment	(441)
Transfer agent fees	1,430
Distribution fees	1,608
Accounting and security lending fees	187
Custodian fees and expenses	60
Independent trustees' compensation	3
Registration fees	93
Audit	30
Legal	2
Miscellaneous	6
Total expenses before reductions	5,952
Expense reductions	(57)	5,895
Net investment income (loss)		(834)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,655
Foreign currency transactions	(1)
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		64,655
Change in net unrealized appreciation (depreciation) on: Investment securities	54,497
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		54,482
Net gain (loss)		119,137
Net increase (decrease) in net assets resulting from operations		$ 118,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (834)	$ 2,418
Net realized gain (loss)	64,655	(159,963)
Change in net unrealized appreciation (depreciation)	54,482	504,549
Net increase (decrease) in net assets resulting from operations	118,303	347,004
Distributions to shareholders from net investment income	-	(4,690)
Share transactions - net increase (decrease)	70,070	(45,798)
Total increase (decrease) in net assets	188,373	296,516

Net Assets
Beginning of period	940,407	643,891
End of period (including distributions in excess of net investment income of $835 and distributions in excess of net investment income of $1, respectively)	$ 1,128,780	$ 940,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.10	.02	.06	.03
Net realized and unrealized gain (loss)	2.55	6.96	(14.37)	1.89	4.94	2.04
Total from investment operations	2.53	7.02	(14.27)	1.91	5.00	2.07
Distributions from net investment income	-	(.12)	-	-	(.01)	-
Distributions from net realized gain	-	-	(4.53)	(4.27)	(7.35)	(.26)
Total distributions	-	(.12)	(4.53)	(4.27)	(7.36)	(.26)
Net asset value, end of period	$ 21.30	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39
Total Return B,C,D	13.48%	59.70%	(54.45)%	6.46%	17.23%	6.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.11% A	1.03%	1.14%	1.16%	1.17%	1.19%
Expenses net of fee waivers, if any	1.11% A	1.03%	1.14%	1.16%	1.17%	1.19%
Expenses net of all reductions	1.10% A	1.02%	1.14%	1.15%	1.16%	1.13%
Net investment income (loss)	(.15)% A	.39%	.45%	.07%	.20%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 223	$ 206	$ 139	$ 355	$ 334	$ 312
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.03	.06	(.04)	- I	(.03)
Net realized and unrealized gain (loss)	2.65	7.21	(14.84)	1.94	5.06	2.07
Total from investment operations	2.61	7.24	(14.78)	1.90	5.06	2.04
Distributions from net investment income	-	(.05)	-	-	-	-
Distributions from net realized gain	-	-	(4.45)	(4.19)	(7.35)	(.26)
Total distributions	-	(.05)	(4.45)	(4.19)	(7.35)	(.26)
Net asset value, end of period	$ 22.05	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06
Total Return B,C,D	13.43%	59.40%	(54.56)%	6.24%	17.03%	5.97%
Ratios to Average Net Assets F,H
Expenses before reductions	1.28% A	1.24%	1.33%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28% A	1.24%	1.33%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.27% A	1.22%	1.32%	1.34%	1.34%	1.32%
Net investment income (loss)	(.32)% A	.18%	.26%	(.12)%	.01%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 339	$ 253	$ 751	$ 827	$ 930
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)	(.06)	(.21)	(.18)	(.23)
Net realized and unrealized gain (loss)	2.38	6.50	(13.38)	1.78	4.69	1.96
Total from investment operations	2.29	6.45	(13.44)	1.57	4.51	1.73
Distributions from net realized gain	-	-	(4.27)	(4.00)	(7.35)	(.26)
Net asset value, end of period	$ 19.77	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01
Total Return B,C,D	13.10%	58.48%	(54.80)%	5.63%	16.29%	5.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.78%	1.90%	1.95%	1.97%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.78%	1.90%	1.95%	1.97%	1.98%
Expenses net of all reductions	1.85% A	1.77%	1.89%	1.94%	1.96%	1.93%
Net investment income (loss)	(.90)% A	(.36)%	(.31)%	(.72)%	(.61)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 40	$ 47	$ 175	$ 212	$ 244
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)	(.06)	(.21)	(.17)	(.23)
Net realized and unrealized gain (loss)	2.35	6.43	(13.24)	1.78	4.65	1.95
Total from investment operations	2.26	6.38	(13.30)	1.57	4.48	1.72
Distributions from net realized gain	-	-	(4.30)	(4.02)	(7.35)	(.26)
Net asset value, end of period	$ 19.55	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83
Total Return B,C,D	13.07%	58.48%	(54.80)%	5.66%	16.30%	5.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.78%	1.90%	1.94%	1.95%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.78%	1.90%	1.94%	1.95%	1.98%
Expenses net of all reductions	1.85% A	1.77%	1.89%	1.93%	1.94%	1.93%
Net investment income (loss)	(.90)% A	(.36)%	(.31)%	(.71)%	(.59)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 43	$ 32	$ 94	$ 99	$ 108
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71
Income from Investment Operations
Net investment income (loss) D	.01	.11	.17	.12	.14	.14
Net realized and unrealized gain (loss)	2.85	7.73	(15.97)	2.06	5.34	2.16
Total from investment operations	2.86	7.84	(15.80)	2.18	5.48	2.30
Distributions from net investment income	-	(.16)	-	(.04)	(.11)	-
Distributions from net realized gain	-	-	(4.59)	(4.31)	(7.35)	(.26)
Total distributions	-	(.16)	(4.59)	(4.35)	(7.46)	(.26)
Net asset value, end of period	$ 23.75	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75
Total Return B,C	13.69%	60.05%	(54.35)%	6.78%	17.52%	6.46%
Ratios to Average Net AssetsE,G
Expenses before reductions	.84% A	.78%	.89%	.89%	.93%	.89%
Expenses net of fee waivers, if any	.84% A	.78%	.89%	.89%	.93%	.89%
Expenses net of all reductions	.83% A	.77%	.88%	.87%	.91%	.83%
Net investment income (loss)	.12% A	.64%	.70%	.35%	.44%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 237	$ 122	$ 407	$ 216	$ 171
Portfolio turnover rate F	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.04	.16	.12
Net realized and unrealized gain (loss)	2.84	7.70	(13.81)
Total from investment operations	2.88	7.86	(13.69)
Distributions from net investment income	-	(.23)	-
Net asset value, end of period	$ 23.74	$ 20.86	$ 13.23
Total Return B,C	13.81%	60.52%	(50.85)%
Ratios to Average Net Assets E,H
Expenses before reductions	.60%A	.51%	.65% A
Expenses net of fee waivers, if any	.60%A	.51%	.65% A
Expenses net of all reductions	.59% A	.49%	.64% A
Net investment income (loss)	.36% A	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 27	$ 5
Portfolio turnover rate F	132% A	161%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80
Income from Investment Operations
Net investment income (loss) D	.02	.11	.18	.14	.18	.17
Net realized and unrealized gain (loss)	2.72	7.38	(15.31)	1.98	5.19	2.11
Total from investment operations	2.74	7.49	(15.13)	2.12	5.37	2.28
Distributions from net investment income	-	(.19)	-	(.07)	(.15)	-
Distributions from net realized gain	-	-	(4.63)	(4.31)	(7.35)	(.26)
Total distributions	-	(.19)	(4.63)	(4.38)	(7.50)	(.26)
Net asset value, end of period	$ 22.71	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82
Total Return B,C	13.72%	60.08%	(54.29)%	6.82%	17.70%	6.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.76% A	.70%	.80%	.83%	.79%	.80%
Expenses net of fee waivers, if any	.76% A	.70%	.80%	.83%	.79%	.80%
Expenses net of all reductions	.75% A	.69%	.79%	.82%	.78%	.74%
Net investment income (loss)	.20% A	.71%	.79%	.40%	.57%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 48	$ 45	$ 85	$ 81	$ 109
Portfolio turnover rate F	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 102,979
Gross unrealized depreciation	(117,621)
Net unrealized appreciation (depreciation)	$ (14,642)
Tax cost	$ 1,167,507

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $730,956 and $688,934, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Strategies Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 280	$ 2
Class T	.25%	.25%	890	9
Class B	.75%	.25%	200	151
Class C	.75%	.25%	238	13
			$ 1,608	$ 175

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	6
Class B*	22
Class C*	1
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 353.31
Class T	419.24
Class B	64.32
Class C	75.32
Fidelity Value Strategies Fund	455.29
Fidelity Value Strategies Fund Class K	9.05
Institutional Class	55.22
	$ 1,430

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to one hundred ninety-six dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 4,693.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $44.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $57 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,358
Class T	-	1,110
Fidelity Value Strategies Fund	-	1,454
Fidelity Value Strategies Fund Class K	-	93
Institutional Class	-	675
Total	$ -	$ 4,690

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Class A
Shares sold	1,256	3,224	$ 26,418	$ 46,221
Reinvestment of distributions	-	111	-	1,293
Shares redeemed	(1,806)	(4,033)	(37,606)	(57,211)
Net increase (decrease)	(550)	(698)	$ (11,188)	$ (9,697)
Class T
Shares sold	1,187	3,435	$ 26,195	$ 50,815
Reinvestment of distributions	-	85	-	1,034
Shares redeemed	(3,025)	(6,709)	(65,122)	(98,956)
Net increase (decrease)	(1,838)	(3,189)	$ (38,927)	$ (47,107)
Class B
Shares sold	95	187	$ 1,922	$ 2,407
Shares redeemed	(519)	(2,212)	(10,207)	(27,839)
Net increase (decrease)	(424)	(2,025)	$ (8,285)	$ (25,432)
Class C
Shares sold	254	325	$ 5,121	$ 4,318
Shares redeemed	(267)	(804)	(5,185)	(10,375)
Net increase (decrease)	(13)	(479)	$ (64)	$ (6,057)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Fidelity Value Strategies Fund
Shares sold	7,766	6,464	$ 187,637	$ 114,372
Conversion to Fidelity Value Strategies Fund Class K	-	(570)	-	(10,835)
Reinvestment of distributions	-	109	-	1,410
Shares redeemed	(3,565)	(3,891)	(83,885)	(65,772)
Net increase (decrease)	4,201	2,112	$ 103,752	$ 39,175
Fidelity Value Strategies Fund Class K
Shares sold	991	619	$ 24,147	$ 11,412
Conversion from Fidelity Value Strategies Fund	-	570	-	10,835
Reinvestment of distributions	-	7	-	93
Shares redeemed	(464)	(314)	(10,872)	(5,766)
Net increase (decrease)	527	882	$ 13,275	$ 16,574
Institutional Class
Shares sold	944	718	$ 22,072	$ 10,860
Reinvestment of distributions	-	53	-	652
Shares redeemed	(503)	(1,911)	(10,565)	(24,766)
Net increase (decrease)	441	(1,140)	$ 11,507	$ (13,254)

A Conversion transactions for Fidelity Value Strategies Fund Class K and Fidelity Value Strategies Fund are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ISO-USAN-0710
1.786806.107

(Fidelity Investment logo)(registered trademark)
Fidelity Value Strategies Fund

(A Class of Fidelity® Advisor Value
Strategies Fund)

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.11%
Actual		$ 1,000.00	$ 1,134.80	$ 5.91
Hypothetical A		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.28%
Actual		$ 1,000.00	$ 1,134.30	$ 6.81
Hypothetical A		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.86%
Actual		$ 1,000.00	$ 1,131.00	$ 9.88
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.86%
Actual		$ 1,000.00	$ 1,130.70	$ 9.88
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Fidelity Value Strategies Fund	.84%
Actual		$ 1,000.00	$ 1,136.90	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23
Fidelity Value Strategies Fund Class K	.60%
Actual		$ 1,000.00	$ 1,138.10	$ 3.20
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,137.20	$ 4.05
Hypothetical A		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Bancorp, Delaware	1.7	0.8
Wells Fargo & Co.	1.5	1.0
Owens Corning	1.1	0.7
AES Corp.	1.1	0.5
PNC Financial Services Group, Inc.	1.1	1.1
Pulte Group, Inc.	1.1	0.8
Lincoln National Corp.	1.0	0.7
Union Pacific Corp.	1.0	0.6
CB Richard Ellis Group, Inc. Class A	0.9	0.9
Denbury Resources, Inc.	0.9	0.8
	11.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	20.5
Consumer Discretionary	17.9	17.5
Industrials	15.0	12.5
Information Technology	10.8	12.2
Health Care	9.6	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 97.2%		Stocks 99.6%
Bonds 0.0% †		Bonds 0.0% †
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.5%	** Foreign investments	12.2%
† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	317,819	$ 4,621
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW) (c)	36,387	1,700
Fiat SpA	69,100	759
Harley-Davidson, Inc.	148,300	4,480
		6,939
Distributors - 0.2%
Integrated Distribution Services Group Ltd. (IDS)	1,027,000	1,715
Diversified Consumer Services - 1.2%
H&R Block, Inc.	230,400	3,705
Service Corp. International	768,000	6,559
Stewart Enterprises, Inc. Class A	536,600	3,257
		13,521
Hotels, Restaurants & Leisure - 3.2%
Ameristar Casinos, Inc. (c)	197,900	3,566
Bally Technologies, Inc. (a)	46,200	1,964
Brinker International, Inc.	177,108	3,149
Denny's Corp. (a)	308,283	974
DineEquity, Inc. (a)	62,800	2,121
McCormick & Schmick's Seafood Restaurants (a)	167,595	1,463
O'Charleys, Inc. (a)	404,555	3,014
Starwood Hotels & Resorts Worldwide, Inc.	96,687	4,472
Vail Resorts, Inc. (a)	96,606	4,020
WMS Industries, Inc. (a)	148,800	6,894
Wyndham Worldwide Corp.	203,867	4,811
		36,448
Household Durables - 4.0%
Blyth, Inc.	26,400	1,310
Ethan Allen Interiors, Inc. (c)	117,730	2,378
KB Home	243,794	3,530
Lennar Corp. Class A	212,200	3,671
Mohawk Industries, Inc. (a)	83,200	4,673
Pulte Group, Inc. (a)	1,078,525	12,015
Stanley Black & Decker, Inc.	161,437	9,007
Techtronic Industries Co. Ltd.	3,985,500	3,537
Tempur-Pedic International, Inc. (a)	108,000	3,586
Whirlpool Corp.	19,412	2,027
		45,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	472,300	$ 6,126
Leisure Equipment & Products - 0.2%
Brunswick Corp.	132,600	2,317
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A	184,535	4,578
Charter Communications, Inc. Class A (a)	20,100	724
Liberty Global, Inc. Class A (a)	69,013	1,781
McGraw-Hill Companies, Inc.	85,801	2,385
MDC Partners, Inc. Class A (sub. vtg.)	92,800	1,130
Omnicom Group, Inc.	125,512	4,763
Time Warner Cable, Inc.	58,600	3,207
United Business Media Ltd.	192,600	1,431
Valassis Communications, Inc. (a)	121,789	4,448
		24,447
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	166,790	8,633
Asbury Automotive Group, Inc. (a)	483,141	6,387
Best Buy Co., Inc.	105,799	4,470
Carphone Warehouse Group PLC (a)	528,788	1,457
Casual Male Retail Group, Inc. (a)	421,708	1,581
Charming Shoppes, Inc. (a)	183,400	836
Jos. A. Bank Clothiers, Inc. (a)	59,058	3,584
MarineMax, Inc. (a)	326,400	3,297
OfficeMax, Inc. (a)	420,500	7,498
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	276,166	2,731
Staples, Inc.	260,400	5,604
		46,078
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	217,900	5,944
Iconix Brand Group, Inc. (a)	240,139	3,902
		9,846
TOTAL CONSUMER DISCRETIONARY		197,792
CONSUMER STAPLES - 4.3%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	211,645	5,524
Constellation Brands, Inc. Class A (sub. vtg.) (a)	264,800	4,412
Dr Pepper Snapple Group, Inc.	194,600	7,368
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Laurent-Perrier Group	16,547	$ 1,389
Molson Coors Brewing Co. Class B	53,033	2,176
		20,869
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	85,900	3,442
Safeway, Inc.	122,846	2,720
Whole Foods Market, Inc. (a)	76,800	3,105
Winn-Dixie Stores, Inc. (a)	243,785	2,730
		11,997
Food Products - 0.9%
Bunge Ltd.	102,500	4,998
Ralcorp Holdings, Inc. (a)	89,500	5,376
		10,374
Personal Products - 0.4%
Avon Products, Inc.	190,396	5,044
TOTAL CONSUMER STAPLES		48,284
ENERGY - 7.2%
Energy Equipment & Services - 1.3%
Helix Energy Solutions Group, Inc. (a)	162,600	1,771
Pride International, Inc. (a)	145,241	3,598
Transocean Ltd. (a)	99,800	5,666
Weatherford International Ltd. (a)	317,600	4,485
		15,520
Oil, Gas & Consumable Fuels - 5.9%
Arch Coal, Inc.	230,900	4,976
Atlas Pipeline Partners, LP	250,100	2,676
Cabot Oil & Gas Corp.	153,900	5,339
Concho Resources, Inc. (a)	75,400	3,925
Denbury Resources, Inc. (a)	589,958	9,705
InterOil Corp. (a)(c)	20,600	1,015
Petrobank Energy & Resources Ltd. (a)	51,400	2,218
Petrohawk Energy Corp. (a)	291,959	5,614
Pioneer Natural Resources Co.	56,000	3,567
Plains Exploration & Production Co. (a)	207,400	4,584
Range Resources Corp.	109,547	4,924
Southwestern Energy Co. (a)	215,487	8,104
Suncor Energy, Inc.	73,200	2,280
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	114,500	$ 5,269
Whiting Petroleum Corp. (a)	25,500	2,135
		66,331
TOTAL ENERGY		81,851
FINANCIALS - 18.0%
Capital Markets - 0.9%
Artio Global Investors, Inc. Class A	101,800	1,882
EFG International	103,993	1,472
GCA Savvian Group Corp. (a)	403	399
TD Ameritrade Holding Corp. (a)	391,856	6,948
		10,701
Commercial Banks - 6.0%
BB&T Corp.	170,931	5,169
CapitalSource, Inc.	1,001,324	4,546
PNC Financial Services Group, Inc.	195,300	12,255
Regions Financial Corp.	812,863	6,202
SVB Financial Group (a)	72,715	3,262
U.S. Bancorp, Delaware	794,584	19,033
Wells Fargo & Co.	585,285	16,792
		67,259
Diversified Financial Services - 0.9%
Bank of America Corp.	424,706	6,685
CIT Group, Inc. (a)	6,100	224
JPMorgan Chase & Co.	81,700	3,234
		10,143
Insurance - 7.0%
Aegon NV (a)	714,900	4,078
AFLAC, Inc.	25,055	1,110
Allstate Corp.	230,000	7,045
Assurant, Inc.	85,200	2,956
CNO Financial Group, Inc. (a)	294,800	1,654
Delphi Financial Group, Inc. Class A	298,511	7,752
Everest Re Group Ltd.	61,425	4,464
Genworth Financial, Inc. Class A (a)	424,100	6,612
Lincoln National Corp.	419,000	11,087
MBIA, Inc. (a)(c)	419,802	3,128
Old Republic International Corp.	265,200	3,676
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	160,100	$ 5,893
Reinsurance Group of America, Inc.	80,400	3,776
The First American Corp.	196,000	6,670
TOWER Australia Group Ltd.	94,413	177
TOWER Australia Group Ltd. rights 6/24/10 (a)	13,487	6
Unum Group	245,860	5,679
XL Capital Ltd. Class A	208,512	3,672
		79,435
Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc.	289,413	4,136
Corporate Office Properties Trust (SBI)	139,200	5,277
Education Realty Trust, Inc.	128,206	815
Public Storage	12,200	1,131
SL Green Realty Corp.	111,700	6,958
		18,317
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	614,871	9,733
Forest City Enterprises, Inc. Class A (a)	207,800	2,755
Jones Lang LaSalle, Inc.	52,719	3,934
		16,422
Thrifts & Mortgage Finance - 0.1%
Bank Mutual Corp.	169,335	1,087
TOTAL FINANCIALS		203,364
HEALTH CARE - 9.6%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	90,800	4,307
Genzyme Corp. (a)	57,600	2,802
Gilead Sciences, Inc. (a)	36,300	1,304
OREXIGEN Therapeutics, Inc. (a)(c)	250,100	1,361
PDL BioPharma, Inc.	361,000	1,939
ZIOPHARM Oncology, Inc. (a)	116,500	588
		12,301
Health Care Equipment & Supplies - 2.7%
AGA Medical Holdings, Inc.	96,700	1,360
C. R. Bard, Inc.	76,900	6,227
Cooper Companies, Inc.	103,831	3,827
Covidien PLC	114,575	4,857
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hill-Rom Holdings, Inc.	56,300	$ 1,570
Hologic, Inc. (a)	149,200	2,223
Hospira, Inc. (a)	39,100	2,036
Orthofix International NV (a)	94,517	3,014
Symmetry Medical, Inc. (a)	236,212	2,572
Syneron Medical Ltd. (a)	186,272	1,948
Wright Medical Group, Inc. (a)	83,046	1,364
		30,998
Health Care Providers & Services - 3.7%
Aetna, Inc.	160,300	4,674
Centene Corp. (a)	126,600	2,889
CIGNA Corp.	180,900	6,055
DaVita, Inc. (a)	80,798	5,125
Emeritus Corp. (a)(c)	356,066	7,225
Quest Diagnostics, Inc.	174,182	9,188
Universal Health Services, Inc. Class B	143,714	6,091
		41,247
Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	74,100	3,709
Lonza Group AG	34,098	2,243
PerkinElmer, Inc.	211,600	4,801
Thermo Fisher Scientific, Inc. (a)	33,600	1,749
		12,502
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	88,497	2,215
Cadence Pharmaceuticals, Inc. (a)(c)	303,676	2,408
King Pharmaceuticals, Inc. (a)	342,140	2,966
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,000	3,344
		10,933
TOTAL HEALTH CARE		107,981
INDUSTRIALS - 15.0%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc. (a)	79,200	5,448
BE Aerospace, Inc. (a)	86,870	2,356
DigitalGlobe, Inc.	337,600	9,443
Esterline Technologies Corp. (a)	101,822	5,464
Heico Corp. Class A	90,875	2,727
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	19,410	$ 2,265
Raytheon Co.	40,390	2,117
		29,820
Airlines - 0.1%
US Airways Group, Inc. (a)	171,200	1,512
Building Products - 1.5%
Masco Corp.	343,200	4,582
Owens Corning (a)	389,311	12,976
		17,558
Commercial Services & Supplies - 3.0%
Avery Dennison Corp.	195,700	6,689
Cintas Corp.	161,300	4,194
Clean Harbors, Inc. (a)	56,800	3,601
Interface, Inc. Class A	96,773	1,140
Republic Services, Inc.	234,253	6,821
Steelcase, Inc. Class A	268,000	2,246
The Brink's Co.	135,300	3,067
The Geo Group, Inc. (a)	101,400	2,140
Viad Corp.	168,489	3,902
		33,800
Construction & Engineering - 1.0%
Fluor Corp.	112,926	5,298
Jacobs Engineering Group, Inc. (a)	47,700	1,992
KBR, Inc.	29,742	654
MYR Group, Inc. (a)	210,200	3,466
		11,410
Electrical Equipment - 0.3%
Acuity Brands, Inc.	80,898	3,327
Industrial Conglomerates - 0.6%
Rheinmetall AG	31,300	1,775
Textron, Inc.	223,717	4,624
		6,399
Machinery - 2.9%
Accuride Corp. (a)	1,430,900	1,932
AGCO Corp. (a)	112,500	3,237
Blount International, Inc. (a)	292,004	3,116
Commercial Vehicle Group, Inc. (a)	320,720	3,817
GEA Group AG	46,633	943
Ingersoll-Rand Co. Ltd.	214,800	8,014
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	56,789	$ 3,077
Timken Co.	145,704	4,195
Vallourec SA (c)	21,074	3,945
		32,276
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,755
Professional Services - 0.5%
Equifax, Inc.	150,700	4,559
Randstad Holdings NV (a)	22,846	967
		5,526
Road & Rail - 2.0%
Con-way, Inc.	240,545	8,183
Contrans Group, Inc. Class A	85,000	753
Saia, Inc. (a)	180,070	2,696
Union Pacific Corp.	148,800	10,629
		22,261
Trading Companies & Distributors - 0.3%
Houston Wire & Cable Co.	189,311	2,171
Yamazen Co. Ltd.	217,600	974
		3,145
TOTAL INDUSTRIALS		169,789
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	5,238
Juniper Networks, Inc. (a)	129,100	3,437
		8,675
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc. (a)	184,300	5,964
Anixter International, Inc. (a)	109,180	5,186
Avnet, Inc. (a)	183,661	5,275
Digital China Holdings Ltd. (H Shares)	1,044,000	1,612
Molex, Inc.	141,960	3,007
		21,044
Internet Software & Services - 1.4%
Monster Worldwide, Inc. (a)(c)	400,600	5,925
NetEase.com, Inc. sponsored ADR (a)	107,800	3,273
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	153,494	$ 2,701
VeriSign, Inc. (a)	137,326	3,833
		15,732
IT Services - 2.1%
Acxiom Corp. (a)	215,782	3,757
Atos Origin SA (a)	23,075	1,029
Convergys Corp. (a)	105,470	1,152
Fidelity National Information Services, Inc.	268,430	7,387
Hewitt Associates, Inc. Class A (a)	145,761	5,430
The Western Union Co.	156,100	2,491
Wright Express Corp. (a)	92,700	2,911
		24,157
Office Electronics - 0.5%
Xerox Corp.	572,377	5,329
Semiconductors & Semiconductor Equipment - 2.7%
KLA-Tencor Corp.	174,580	5,372
Lam Research Corp. (a)	212,153	8,032
MEMC Electronic Materials, Inc. (a)	283,800	3,221
National Semiconductor Corp.	243,244	3,418
Novellus Systems, Inc. (a)	130,099	3,359
ON Semiconductor Corp. (a)	1,064,470	7,781
		31,183
Software - 1.4%
Ariba, Inc. (a)	262,219	3,946
BMC Software, Inc. (a)	105,800	3,916
Epicor Software Corp. (a)	700,473	6,514
NCsoft Corp.	5,260	849
Nintendo Co. Ltd.	3,700	1,092
		16,317
TOTAL INFORMATION TECHNOLOGY		122,437
MATERIALS - 8.1%
Chemicals - 4.1%
Air Products & Chemicals, Inc.	63,070	4,356
Albemarle Corp.	131,098	5,645
Arkema sponsored ADR	26,500	966
Celanese Corp. Class A	202,936	5,818
Clariant AG (Reg.) (a)	186,250	2,170
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ferro Corp. (a)	379,500	$ 3,419
Innophos Holdings, Inc.	143,260	4,089
LyondellBasell Industries NV Class A (a)	268,400	4,769
Solutia, Inc. (a)	430,260	6,518
W.R. Grace & Co. (a)	219,128	5,616
Wacker Chemie AG (c)	22,171	2,785
		46,151
Containers & Packaging - 1.5%
Ball Corp.	48,900	2,408
Owens-Illinois, Inc. (a)	164,139	4,978
Pactiv Corp. (a)	148,601	4,247
Rexam PLC	1,117,500	5,108
		16,741
Metals & Mining - 2.2%
Carpenter Technology Corp.	86,796	3,377
Compass Minerals International, Inc.	110,135	8,355
Globe Specialty Metals, Inc.	360,745	4,210
Gulf Resources, Inc. (a)(c)	65,439	643
Gulf Resources, Inc. (a)(e)	180,390	1,773
Horsehead Holding Corp. (a)	76,800	801
Newcrest Mining Ltd.	230,011	6,242
		25,401
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	67,500	2,874
TOTAL MATERIALS		91,167
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
Cbeyond, Inc. (a)	202,783	3,169
Cogent Communications Group, Inc. (a)	327,858	2,967
Global Crossing Ltd. (a)	533,568	7,262
Iliad Group SA	21,391	1,805
Qwest Communications International, Inc.	563,500	2,953
		18,156
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	86,530	3,156
TOTAL TELECOMMUNICATION SERVICES		21,312
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 4.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	141,200	$ 4,513
FirstEnergy Corp.	130,269	4,587
		9,100
Gas Utilities - 0.5%
Questar Corp.	88,400	3,966
Xinao Gas Holdings Ltd.	604,000	1,602
		5,568
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	1,248,000	12,817
Calpine Corp. (a)	303,800	4,162
Constellation Energy Group, Inc.	148,200	5,243
		22,222
Multi-Utilities - 1.1%
Alliant Energy Corp.	191,200	6,145
CMS Energy Corp.	429,700	6,308
		12,453
TOTAL UTILITIES		49,343
TOTAL COMMON STOCKS (Cost $1,094,822)		1,093,320
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Fiat SpA (Cost $6,105)	704,642	4,491
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc. 7.875% 12/15/14 (Cost $6)	$ 10	9
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (d)	25,943,550	$ 25,944
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	29,101,373	29,101
TOTAL MONEY MARKET FUNDS (Cost $55,045)		55,045
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,155,978)		1,152,865
NET OTHER ASSETS - (2.1)%		(24,085)
NET ASSETS - 100%		$ 1,128,780
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,773,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	44
Total	$ 51
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 202,283	$ 202,283	$ -	$ -
Consumer Staples	48,284	48,284	-	-
Energy	81,851	81,851	-	-
Financials	203,364	203,364	-	-
Health Care	107,981	107,981	-	-
Industrials	169,789	169,789	-	-
Information Technology	122,437	122,437	-	-
Materials	91,167	91,167	-	-
Telecommunication Services	21,312	21,312	-	-
Utilities	49,343	49,343	-	-
Corporate Bonds	9	-	9	-
Money Market Funds	55,045	55,045	-	-
Total Investments in Securities:	$ 1,152,865	$ 1,152,856	$ 9	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
Bermuda	2.1%
Switzerland	1.4%
Canada	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	5.7%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $478,724,000 of which $291,514,000 and $187,210,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $6,784,000 of losses recognized during the period November 1, 2009 to November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $1,000 of currency losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,956) - See accompanying schedule: Unaffiliated issuers (cost $1,100,933)	$ 1,097,820
Fidelity Central Funds (cost $55,045)	55,045
Total Investments (cost $1,155,978)		$ 1,152,865
Receivable for investments sold		18,173
Receivable for fund shares sold		1,605
Dividends receivable		1,120
Distributions receivable from Fidelity Central Funds		20
Prepaid expenses		1
Other receivables		22
Total assets		1,173,806

Liabilities
Payable for investments purchased	$ 12,989
Payable for fund shares redeemed	1,839
Accrued management fee	477
Distribution fees payable	270
Other affiliated payables	288
Other payables and accrued expenses	62
Collateral on securities loaned, at value	29,101
Total liabilities		45,026

Net Assets		$ 1,128,780
Net Assets consist of:
Paid in capital		$ 1,567,394
Distributions in excess of net investment income		(835)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(434,654)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,125)
Net Assets		$ 1,128,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,548 ÷ 10,447 shares)	$ 21.30

Maximum offering price per share (100/94.25 of $21.30)	$ 22.60
Class T: Net Asset Value and redemption price per share ($344,324 ÷ 15,619 shares)	$ 22.05

Maximum offering price per share (100/96.50 of $22.05)	$ 22.85
Class B: Net Asset Value and offering price per share ($36,513 ÷ 1,847 shares)A	$ 19.77

Class C: Net Asset Value and offering price per share ($48,332 ÷ 2,472 shares)A	$ 19.55

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($369,352 ÷ 15,554 shares)	$ 23.75

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($42,848 ÷ 1,805 shares)	$ 23.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,863 ÷ 2,856 shares)	$ 22.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,008
Interest		2
Income from Fidelity Central Funds		51
Total income		5,061

Expenses
Management fee Basic fee	$ 2,974
Performance adjustment	(441)
Transfer agent fees	1,430
Distribution fees	1,608
Accounting and security lending fees	187
Custodian fees and expenses	60
Independent trustees' compensation	3
Registration fees	93
Audit	30
Legal	2
Miscellaneous	6
Total expenses before reductions	5,952
Expense reductions	(57)	5,895
Net investment income (loss)		(834)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,655
Foreign currency transactions	(1)
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		64,655
Change in net unrealized appreciation (depreciation) on: Investment securities	54,497
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		54,482
Net gain (loss)		119,137
Net increase (decrease) in net assets resulting from operations		$ 118,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (834)	$ 2,418
Net realized gain (loss)	64,655	(159,963)
Change in net unrealized appreciation (depreciation)	54,482	504,549
Net increase (decrease) in net assets resulting from operations	118,303	347,004
Distributions to shareholders from net investment income	-	(4,690)
Share transactions - net increase (decrease)	70,070	(45,798)
Total increase (decrease) in net assets	188,373	296,516

Net Assets
Beginning of period	940,407	643,891
End of period (including distributions in excess of net investment income of $835 and distributions in excess of net investment income of $1, respectively)	$ 1,128,780	$ 940,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.10	.02	.06	.03
Net realized and unrealized gain (loss)	2.55	6.96	(14.37)	1.89	4.94	2.04
Total from investment operations	2.53	7.02	(14.27)	1.91	5.00	2.07
Distributions from net investment income	-	(.12)	-	-	(.01)	-
Distributions from net realized gain	-	-	(4.53)	(4.27)	(7.35)	(.26)
Total distributions	-	(.12)	(4.53)	(4.27)	(7.36)	(.26)
Net asset value, end of period	$ 21.30	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39
Total Return B,C,D	13.48%	59.70%	(54.45)%	6.46%	17.23%	6.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.11% A	1.03%	1.14%	1.16%	1.17%	1.19%
Expenses net of fee waivers, if any	1.11% A	1.03%	1.14%	1.16%	1.17%	1.19%
Expenses net of all reductions	1.10% A	1.02%	1.14%	1.15%	1.16%	1.13%
Net investment income (loss)	(.15)% A	.39%	.45%	.07%	.20%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 223	$ 206	$ 139	$ 355	$ 334	$ 312
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.03	.06	(.04)	- I	(.03)
Net realized and unrealized gain (loss)	2.65	7.21	(14.84)	1.94	5.06	2.07
Total from investment operations	2.61	7.24	(14.78)	1.90	5.06	2.04
Distributions from net investment income	-	(.05)	-	-	-	-
Distributions from net realized gain	-	-	(4.45)	(4.19)	(7.35)	(.26)
Total distributions	-	(.05)	(4.45)	(4.19)	(7.35)	(.26)
Net asset value, end of period	$ 22.05	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06
Total Return B,C,D	13.43%	59.40%	(54.56)%	6.24%	17.03%	5.97%
Ratios to Average Net Assets F,H
Expenses before reductions	1.28% A	1.24%	1.33%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28% A	1.24%	1.33%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.27% A	1.22%	1.32%	1.34%	1.34%	1.32%
Net investment income (loss)	(.32)% A	.18%	.26%	(.12)%	.01%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 339	$ 253	$ 751	$ 827	$ 930
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)	(.06)	(.21)	(.18)	(.23)
Net realized and unrealized gain (loss)	2.38	6.50	(13.38)	1.78	4.69	1.96
Total from investment operations	2.29	6.45	(13.44)	1.57	4.51	1.73
Distributions from net realized gain	-	-	(4.27)	(4.00)	(7.35)	(.26)
Net asset value, end of period	$ 19.77	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01
Total Return B,C,D	13.10%	58.48%	(54.80)%	5.63%	16.29%	5.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.78%	1.90%	1.95%	1.97%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.78%	1.90%	1.95%	1.97%	1.98%
Expenses net of all reductions	1.85% A	1.77%	1.89%	1.94%	1.96%	1.93%
Net investment income (loss)	(.90)% A	(.36)%	(.31)%	(.72)%	(.61)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 40	$ 47	$ 175	$ 212	$ 244
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)	(.06)	(.21)	(.17)	(.23)
Net realized and unrealized gain (loss)	2.35	6.43	(13.24)	1.78	4.65	1.95
Total from investment operations	2.26	6.38	(13.30)	1.57	4.48	1.72
Distributions from net realized gain	-	-	(4.30)	(4.02)	(7.35)	(.26)
Net asset value, end of period	$ 19.55	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83
Total Return B,C,D	13.07%	58.48%	(54.80)%	5.66%	16.30%	5.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.78%	1.90%	1.94%	1.95%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.78%	1.90%	1.94%	1.95%	1.98%
Expenses net of all reductions	1.85% A	1.77%	1.89%	1.93%	1.94%	1.93%
Net investment income (loss)	(.90)% A	(.36)%	(.31)%	(.71)%	(.59)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 43	$ 32	$ 94	$ 99	$ 108
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71
Income from Investment Operations
Net investment income (loss) D	.01	.11	.17	.12	.14	.14
Net realized and unrealized gain (loss)	2.85	7.73	(15.97)	2.06	5.34	2.16
Total from investment operations	2.86	7.84	(15.80)	2.18	5.48	2.30
Distributions from net investment income	-	(.16)	-	(.04)	(.11)	-
Distributions from net realized gain	-	-	(4.59)	(4.31)	(7.35)	(.26)
Total distributions	-	(.16)	(4.59)	(4.35)	(7.46)	(.26)
Net asset value, end of period	$ 23.75	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75
Total Return B,C	13.69%	60.05%	(54.35)%	6.78%	17.52%	6.46%
Ratios to Average Net AssetsE,G
Expenses before reductions	.84% A	.78%	.89%	.89%	.93%	.89%
Expenses net of fee waivers, if any	.84% A	.78%	.89%	.89%	.93%	.89%
Expenses net of all reductions	.83% A	.77%	.88%	.87%	.91%	.83%
Net investment income (loss)	.12% A	.64%	.70%	.35%	.44%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 237	$ 122	$ 407	$ 216	$ 171
Portfolio turnover rate F	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.04	.16	.12
Net realized and unrealized gain (loss)	2.84	7.70	(13.81)
Total from investment operations	2.88	7.86	(13.69)
Distributions from net investment income	-	(.23)	-
Net asset value, end of period	$ 23.74	$ 20.86	$ 13.23
Total Return B,C	13.81%	60.52%	(50.85)%
Ratios to Average Net Assets E,H
Expenses before reductions	.60%A	.51%	.65% A
Expenses net of fee waivers, if any	.60%A	.51%	.65% A
Expenses net of all reductions	.59% A	.49%	.64% A
Net investment income (loss)	.36% A	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 27	$ 5
Portfolio turnover rate F	132% A	161%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80
Income from Investment Operations
Net investment income (loss) D	.02	.11	.18	.14	.18	.17
Net realized and unrealized gain (loss)	2.72	7.38	(15.31)	1.98	5.19	2.11
Total from investment operations	2.74	7.49	(15.13)	2.12	5.37	2.28
Distributions from net investment income	-	(.19)	-	(.07)	(.15)	-
Distributions from net realized gain	-	-	(4.63)	(4.31)	(7.35)	(.26)
Total distributions	-	(.19)	(4.63)	(4.38)	(7.50)	(.26)
Net asset value, end of period	$ 22.71	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82
Total Return B,C	13.72%	60.08%	(54.29)%	6.82%	17.70%	6.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.76% A	.70%	.80%	.83%	.79%	.80%
Expenses net of fee waivers, if any	.76% A	.70%	.80%	.83%	.79%	.80%
Expenses net of all reductions	.75% A	.69%	.79%	.82%	.78%	.74%
Net investment income (loss)	.20% A	.71%	.79%	.40%	.57%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 48	$ 45	$ 85	$ 81	$ 109
Portfolio turnover rate F	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 102,979
Gross unrealized depreciation	(117,621)
Net unrealized appreciation (depreciation)	$ (14,642)
Tax cost	$ 1,167,507

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $730,956 and $688,934, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Strategies Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 280	$ 2
Class T	.25%	.25%	890	9
Class B	.75%	.25%	200	151
Class C	.75%	.25%	238	13
			$ 1,608	$ 175

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	6
Class B*	22
Class C*	1
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 353.31
Class T	419.24
Class B	64.32
Class C	75.32
Fidelity Value Strategies Fund	455.29
Fidelity Value Strategies Fund Class K	9.05
Institutional Class	55.22
	$ 1,430

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to one hundred ninety-six dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 4,693.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $44.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $57 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,358
Class T	-	1,110
Fidelity Value Strategies Fund	-	1,454
Fidelity Value Strategies Fund Class K	-	93
Institutional Class	-	675
Total	$ -	$ 4,690

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Class A
Shares sold	1,256	3,224	$ 26,418	$ 46,221
Reinvestment of distributions	-	111	-	1,293
Shares redeemed	(1,806)	(4,033)	(37,606)	(57,211)
Net increase (decrease)	(550)	(698)	$ (11,188)	$ (9,697)
Class T
Shares sold	1,187	3,435	$ 26,195	$ 50,815
Reinvestment of distributions	-	85	-	1,034
Shares redeemed	(3,025)	(6,709)	(65,122)	(98,956)
Net increase (decrease)	(1,838)	(3,189)	$ (38,927)	$ (47,107)
Class B
Shares sold	95	187	$ 1,922	$ 2,407
Shares redeemed	(519)	(2,212)	(10,207)	(27,839)
Net increase (decrease)	(424)	(2,025)	$ (8,285)	$ (25,432)
Class C
Shares sold	254	325	$ 5,121	$ 4,318
Shares redeemed	(267)	(804)	(5,185)	(10,375)
Net increase (decrease)	(13)	(479)	$ (64)	$ (6,057)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Fidelity Value Strategies Fund
Shares sold	7,766	6,464	$ 187,637	$ 114,372
Conversion to Fidelity Value Strategies Fund Class K	-	(570)	-	(10,835)
Reinvestment of distributions	-	109	-	1,410
Shares redeemed	(3,565)	(3,891)	(83,885)	(65,772)
Net increase (decrease)	4,201	2,112	$ 103,752	$ 39,175
Fidelity Value Strategies Fund Class K
Shares sold	991	619	$ 24,147	$ 11,412
Conversion from Fidelity Value Strategies Fund	-	570	-	10,835
Reinvestment of distributions	-	7	-	93
Shares redeemed	(464)	(314)	(10,872)	(5,766)
Net increase (decrease)	527	882	$ 13,275	$ 16,574
Institutional Class
Shares sold	944	718	$ 22,072	$ 10,860
Reinvestment of distributions	-	53	-	652
Shares redeemed	(503)	(1,911)	(10,565)	(24,766)
Net increase (decrease)	441	(1,140)	$ 11,507	$ (13,254)

A Conversion transactions for Fidelity Value Strategies Fund Class K and Fidelity Value Strategies Fund are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited.

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SOI-USAN-0710
1.786807.107

(Fidelity Investment logo)(registered trademark)
Fidelity Value Strategies Fund

Class K

(A Class of Fidelity® Advisor Value
Strategies Fund)

Semiannual Report

May 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	1.11%
Actual		$ 1,000.00	$ 1,134.80	$ 5.91
Hypothetical A		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.28%
Actual		$ 1,000.00	$ 1,134.30	$ 6.81
Hypothetical A		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.86%
Actual		$ 1,000.00	$ 1,131.00	$ 9.88
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.86%
Actual		$ 1,000.00	$ 1,130.70	$ 9.88
Hypothetical A		$ 1,000.00	$ 1,015.66	$ 9.35
Fidelity Value Strategies Fund	.84%
Actual		$ 1,000.00	$ 1,136.90	$ 4.48
Hypothetical A		$ 1,000.00	$ 1,020.74	$ 4.23
Fidelity Value Strategies Fund Class K	.60%
Actual		$ 1,000.00	$ 1,138.10	$ 3.20
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,137.20	$ 4.05
Hypothetical A		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Bancorp, Delaware	1.7	0.8
Wells Fargo & Co.	1.5	1.0
Owens Corning	1.1	0.7
AES Corp.	1.1	0.5
PNC Financial Services Group, Inc.	1.1	1.1
Pulte Group, Inc.	1.1	0.8
Lincoln National Corp.	1.0	0.7
Union Pacific Corp.	1.0	0.6
CB Richard Ellis Group, Inc. Class A	0.9	0.9
Denbury Resources, Inc.	0.9	0.8
	11.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	20.5
Consumer Discretionary	17.9	17.5
Industrials	15.0	12.5
Information Technology	10.8	12.2
Health Care	9.6	10.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 97.2%		Stocks 99.6%
Bonds 0.0% †		Bonds 0.0% †
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	11.5%	** Foreign investments	12.2%
† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.4%
ArvinMeritor, Inc. (a)	317,819	$ 4,621
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW) (c)	36,387	1,700
Fiat SpA	69,100	759
Harley-Davidson, Inc.	148,300	4,480
		6,939
Distributors - 0.2%
Integrated Distribution Services Group Ltd. (IDS)	1,027,000	1,715
Diversified Consumer Services - 1.2%
H&R Block, Inc.	230,400	3,705
Service Corp. International	768,000	6,559
Stewart Enterprises, Inc. Class A	536,600	3,257
		13,521
Hotels, Restaurants & Leisure - 3.2%
Ameristar Casinos, Inc. (c)	197,900	3,566
Bally Technologies, Inc. (a)	46,200	1,964
Brinker International, Inc.	177,108	3,149
Denny's Corp. (a)	308,283	974
DineEquity, Inc. (a)	62,800	2,121
McCormick & Schmick's Seafood Restaurants (a)	167,595	1,463
O'Charleys, Inc. (a)	404,555	3,014
Starwood Hotels & Resorts Worldwide, Inc.	96,687	4,472
Vail Resorts, Inc. (a)	96,606	4,020
WMS Industries, Inc. (a)	148,800	6,894
Wyndham Worldwide Corp.	203,867	4,811
		36,448
Household Durables - 4.0%
Blyth, Inc.	26,400	1,310
Ethan Allen Interiors, Inc. (c)	117,730	2,378
KB Home	243,794	3,530
Lennar Corp. Class A	212,200	3,671
Mohawk Industries, Inc. (a)	83,200	4,673
Pulte Group, Inc. (a)	1,078,525	12,015
Stanley Black & Decker, Inc.	161,437	9,007
Techtronic Industries Co. Ltd.	3,985,500	3,537
Tempur-Pedic International, Inc. (a)	108,000	3,586
Whirlpool Corp.	19,412	2,027
		45,734
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	472,300	$ 6,126
Leisure Equipment & Products - 0.2%
Brunswick Corp.	132,600	2,317
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A	184,535	4,578
Charter Communications, Inc. Class A (a)	20,100	724
Liberty Global, Inc. Class A (a)	69,013	1,781
McGraw-Hill Companies, Inc.	85,801	2,385
MDC Partners, Inc. Class A (sub. vtg.)	92,800	1,130
Omnicom Group, Inc.	125,512	4,763
Time Warner Cable, Inc.	58,600	3,207
United Business Media Ltd.	192,600	1,431
Valassis Communications, Inc. (a)	121,789	4,448
		24,447
Specialty Retail - 4.1%
Advance Auto Parts, Inc.	166,790	8,633
Asbury Automotive Group, Inc. (a)	483,141	6,387
Best Buy Co., Inc.	105,799	4,470
Carphone Warehouse Group PLC (a)	528,788	1,457
Casual Male Retail Group, Inc. (a)	421,708	1,581
Charming Shoppes, Inc. (a)	183,400	836
Jos. A. Bank Clothiers, Inc. (a)	59,058	3,584
MarineMax, Inc. (a)	326,400	3,297
OfficeMax, Inc. (a)	420,500	7,498
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	276,166	2,731
Staples, Inc.	260,400	5,604
		46,078
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	217,900	5,944
Iconix Brand Group, Inc. (a)	240,139	3,902
		9,846
TOTAL CONSUMER DISCRETIONARY		197,792
CONSUMER STAPLES - 4.3%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	211,645	5,524
Constellation Brands, Inc. Class A (sub. vtg.) (a)	264,800	4,412
Dr Pepper Snapple Group, Inc.	194,600	7,368
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Laurent-Perrier Group	16,547	$ 1,389
Molson Coors Brewing Co. Class B	53,033	2,176
		20,869
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	85,900	3,442
Safeway, Inc.	122,846	2,720
Whole Foods Market, Inc. (a)	76,800	3,105
Winn-Dixie Stores, Inc. (a)	243,785	2,730
		11,997
Food Products - 0.9%
Bunge Ltd.	102,500	4,998
Ralcorp Holdings, Inc. (a)	89,500	5,376
		10,374
Personal Products - 0.4%
Avon Products, Inc.	190,396	5,044
TOTAL CONSUMER STAPLES		48,284
ENERGY - 7.2%
Energy Equipment & Services - 1.3%
Helix Energy Solutions Group, Inc. (a)	162,600	1,771
Pride International, Inc. (a)	145,241	3,598
Transocean Ltd. (a)	99,800	5,666
Weatherford International Ltd. (a)	317,600	4,485
		15,520
Oil, Gas & Consumable Fuels - 5.9%
Arch Coal, Inc.	230,900	4,976
Atlas Pipeline Partners, LP	250,100	2,676
Cabot Oil & Gas Corp.	153,900	5,339
Concho Resources, Inc. (a)	75,400	3,925
Denbury Resources, Inc. (a)	589,958	9,705
InterOil Corp. (a)(c)	20,600	1,015
Petrobank Energy & Resources Ltd. (a)	51,400	2,218
Petrohawk Energy Corp. (a)	291,959	5,614
Pioneer Natural Resources Co.	56,000	3,567
Plains Exploration & Production Co. (a)	207,400	4,584
Range Resources Corp.	109,547	4,924
Southwestern Energy Co. (a)	215,487	8,104
Suncor Energy, Inc.	73,200	2,280
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	114,500	$ 5,269
Whiting Petroleum Corp. (a)	25,500	2,135
		66,331
TOTAL ENERGY		81,851
FINANCIALS - 18.0%
Capital Markets - 0.9%
Artio Global Investors, Inc. Class A	101,800	1,882
EFG International	103,993	1,472
GCA Savvian Group Corp. (a)	403	399
TD Ameritrade Holding Corp. (a)	391,856	6,948
		10,701
Commercial Banks - 6.0%
BB&T Corp.	170,931	5,169
CapitalSource, Inc.	1,001,324	4,546
PNC Financial Services Group, Inc.	195,300	12,255
Regions Financial Corp.	812,863	6,202
SVB Financial Group (a)	72,715	3,262
U.S. Bancorp, Delaware	794,584	19,033
Wells Fargo & Co.	585,285	16,792
		67,259
Diversified Financial Services - 0.9%
Bank of America Corp.	424,706	6,685
CIT Group, Inc. (a)	6,100	224
JPMorgan Chase & Co.	81,700	3,234
		10,143
Insurance - 7.0%
Aegon NV (a)	714,900	4,078
AFLAC, Inc.	25,055	1,110
Allstate Corp.	230,000	7,045
Assurant, Inc.	85,200	2,956
CNO Financial Group, Inc. (a)	294,800	1,654
Delphi Financial Group, Inc. Class A	298,511	7,752
Everest Re Group Ltd.	61,425	4,464
Genworth Financial, Inc. Class A (a)	424,100	6,612
Lincoln National Corp.	419,000	11,087
MBIA, Inc. (a)(c)	419,802	3,128
Old Republic International Corp.	265,200	3,676
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	160,100	$ 5,893
Reinsurance Group of America, Inc.	80,400	3,776
The First American Corp.	196,000	6,670
TOWER Australia Group Ltd.	94,413	177
TOWER Australia Group Ltd. rights 6/24/10 (a)	13,487	6
Unum Group	245,860	5,679
XL Capital Ltd. Class A	208,512	3,672
		79,435
Real Estate Investment Trusts - 1.6%
CBL & Associates Properties, Inc.	289,413	4,136
Corporate Office Properties Trust (SBI)	139,200	5,277
Education Realty Trust, Inc.	128,206	815
Public Storage	12,200	1,131
SL Green Realty Corp.	111,700	6,958
		18,317
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	614,871	9,733
Forest City Enterprises, Inc. Class A (a)	207,800	2,755
Jones Lang LaSalle, Inc.	52,719	3,934
		16,422
Thrifts & Mortgage Finance - 0.1%
Bank Mutual Corp.	169,335	1,087
TOTAL FINANCIALS		203,364
HEALTH CARE - 9.6%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	90,800	4,307
Genzyme Corp. (a)	57,600	2,802
Gilead Sciences, Inc. (a)	36,300	1,304
OREXIGEN Therapeutics, Inc. (a)(c)	250,100	1,361
PDL BioPharma, Inc.	361,000	1,939
ZIOPHARM Oncology, Inc. (a)	116,500	588
		12,301
Health Care Equipment & Supplies - 2.7%
AGA Medical Holdings, Inc.	96,700	1,360
C. R. Bard, Inc.	76,900	6,227
Cooper Companies, Inc.	103,831	3,827
Covidien PLC	114,575	4,857
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hill-Rom Holdings, Inc.	56,300	$ 1,570
Hologic, Inc. (a)	149,200	2,223
Hospira, Inc. (a)	39,100	2,036
Orthofix International NV (a)	94,517	3,014
Symmetry Medical, Inc. (a)	236,212	2,572
Syneron Medical Ltd. (a)	186,272	1,948
Wright Medical Group, Inc. (a)	83,046	1,364
		30,998
Health Care Providers & Services - 3.7%
Aetna, Inc.	160,300	4,674
Centene Corp. (a)	126,600	2,889
CIGNA Corp.	180,900	6,055
DaVita, Inc. (a)	80,798	5,125
Emeritus Corp. (a)(c)	356,066	7,225
Quest Diagnostics, Inc.	174,182	9,188
Universal Health Services, Inc. Class B	143,714	6,091
		41,247
Life Sciences Tools & Services - 1.1%
Life Technologies Corp. (a)	74,100	3,709
Lonza Group AG	34,098	2,243
PerkinElmer, Inc.	211,600	4,801
Thermo Fisher Scientific, Inc. (a)	33,600	1,749
		12,502
Pharmaceuticals - 1.0%
Ardea Biosciences, Inc. (a)	88,497	2,215
Cadence Pharmaceuticals, Inc. (a)(c)	303,676	2,408
King Pharmaceuticals, Inc. (a)	342,140	2,966
Teva Pharmaceutical Industries Ltd. sponsored ADR	61,000	3,344
		10,933
TOTAL HEALTH CARE		107,981
INDUSTRIALS - 15.0%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc. (a)	79,200	5,448
BE Aerospace, Inc. (a)	86,870	2,356
DigitalGlobe, Inc.	337,600	9,443
Esterline Technologies Corp. (a)	101,822	5,464
Heico Corp. Class A	90,875	2,727
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	19,410	$ 2,265
Raytheon Co.	40,390	2,117
		29,820
Airlines - 0.1%
US Airways Group, Inc. (a)	171,200	1,512
Building Products - 1.5%
Masco Corp.	343,200	4,582
Owens Corning (a)	389,311	12,976
		17,558
Commercial Services & Supplies - 3.0%
Avery Dennison Corp.	195,700	6,689
Cintas Corp.	161,300	4,194
Clean Harbors, Inc. (a)	56,800	3,601
Interface, Inc. Class A	96,773	1,140
Republic Services, Inc.	234,253	6,821
Steelcase, Inc. Class A	268,000	2,246
The Brink's Co.	135,300	3,067
The Geo Group, Inc. (a)	101,400	2,140
Viad Corp.	168,489	3,902
		33,800
Construction & Engineering - 1.0%
Fluor Corp.	112,926	5,298
Jacobs Engineering Group, Inc. (a)	47,700	1,992
KBR, Inc.	29,742	654
MYR Group, Inc. (a)	210,200	3,466
		11,410
Electrical Equipment - 0.3%
Acuity Brands, Inc.	80,898	3,327
Industrial Conglomerates - 0.6%
Rheinmetall AG	31,300	1,775
Textron, Inc.	223,717	4,624
		6,399
Machinery - 2.9%
Accuride Corp. (a)	1,430,900	1,932
AGCO Corp. (a)	112,500	3,237
Blount International, Inc. (a)	292,004	3,116
Commercial Vehicle Group, Inc. (a)	320,720	3,817
GEA Group AG	46,633	943
Ingersoll-Rand Co. Ltd.	214,800	8,014
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	56,789	$ 3,077
Timken Co.	145,704	4,195
Vallourec SA (c)	21,074	3,945
		32,276
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,755
Professional Services - 0.5%
Equifax, Inc.	150,700	4,559
Randstad Holdings NV (a)	22,846	967
		5,526
Road & Rail - 2.0%
Con-way, Inc.	240,545	8,183
Contrans Group, Inc. Class A	85,000	753
Saia, Inc. (a)	180,070	2,696
Union Pacific Corp.	148,800	10,629
		22,261
Trading Companies & Distributors - 0.3%
Houston Wire & Cable Co.	189,311	2,171
Yamazen Co. Ltd.	217,600	974
		3,145
TOTAL INDUSTRIALS		169,789
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	613,366	5,238
Juniper Networks, Inc. (a)	129,100	3,437
		8,675
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc. (a)	184,300	5,964
Anixter International, Inc. (a)	109,180	5,186
Avnet, Inc. (a)	183,661	5,275
Digital China Holdings Ltd. (H Shares)	1,044,000	1,612
Molex, Inc.	141,960	3,007
		21,044
Internet Software & Services - 1.4%
Monster Worldwide, Inc. (a)(c)	400,600	5,925
NetEase.com, Inc. sponsored ADR (a)	107,800	3,273
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	153,494	$ 2,701
VeriSign, Inc. (a)	137,326	3,833
		15,732
IT Services - 2.1%
Acxiom Corp. (a)	215,782	3,757
Atos Origin SA (a)	23,075	1,029
Convergys Corp. (a)	105,470	1,152
Fidelity National Information Services, Inc.	268,430	7,387
Hewitt Associates, Inc. Class A (a)	145,761	5,430
The Western Union Co.	156,100	2,491
Wright Express Corp. (a)	92,700	2,911
		24,157
Office Electronics - 0.5%
Xerox Corp.	572,377	5,329
Semiconductors & Semiconductor Equipment - 2.7%
KLA-Tencor Corp.	174,580	5,372
Lam Research Corp. (a)	212,153	8,032
MEMC Electronic Materials, Inc. (a)	283,800	3,221
National Semiconductor Corp.	243,244	3,418
Novellus Systems, Inc. (a)	130,099	3,359
ON Semiconductor Corp. (a)	1,064,470	7,781
		31,183
Software - 1.4%
Ariba, Inc. (a)	262,219	3,946
BMC Software, Inc. (a)	105,800	3,916
Epicor Software Corp. (a)	700,473	6,514
NCsoft Corp.	5,260	849
Nintendo Co. Ltd.	3,700	1,092
		16,317
TOTAL INFORMATION TECHNOLOGY		122,437
MATERIALS - 8.1%
Chemicals - 4.1%
Air Products & Chemicals, Inc.	63,070	4,356
Albemarle Corp.	131,098	5,645
Arkema sponsored ADR	26,500	966
Celanese Corp. Class A	202,936	5,818
Clariant AG (Reg.) (a)	186,250	2,170
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ferro Corp. (a)	379,500	$ 3,419
Innophos Holdings, Inc.	143,260	4,089
LyondellBasell Industries NV Class A (a)	268,400	4,769
Solutia, Inc. (a)	430,260	6,518
W.R. Grace & Co. (a)	219,128	5,616
Wacker Chemie AG (c)	22,171	2,785
		46,151
Containers & Packaging - 1.5%
Ball Corp.	48,900	2,408
Owens-Illinois, Inc. (a)	164,139	4,978
Pactiv Corp. (a)	148,601	4,247
Rexam PLC	1,117,500	5,108
		16,741
Metals & Mining - 2.2%
Carpenter Technology Corp.	86,796	3,377
Compass Minerals International, Inc.	110,135	8,355
Globe Specialty Metals, Inc.	360,745	4,210
Gulf Resources, Inc. (a)(c)	65,439	643
Gulf Resources, Inc. (a)(e)	180,390	1,773
Horsehead Holding Corp. (a)	76,800	801
Newcrest Mining Ltd.	230,011	6,242
		25,401
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	67,500	2,874
TOTAL MATERIALS		91,167
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.6%
Cbeyond, Inc. (a)	202,783	3,169
Cogent Communications Group, Inc. (a)	327,858	2,967
Global Crossing Ltd. (a)	533,568	7,262
Iliad Group SA	21,391	1,805
Qwest Communications International, Inc.	563,500	2,953
		18,156
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	86,530	3,156
TOTAL TELECOMMUNICATION SERVICES		21,312
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 4.4%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	141,200	$ 4,513
FirstEnergy Corp.	130,269	4,587
		9,100
Gas Utilities - 0.5%
Questar Corp.	88,400	3,966
Xinao Gas Holdings Ltd.	604,000	1,602
		5,568
Independent Power Producers & Energy Traders - 2.0%
AES Corp. (a)	1,248,000	12,817
Calpine Corp. (a)	303,800	4,162
Constellation Energy Group, Inc.	148,200	5,243
		22,222
Multi-Utilities - 1.1%
Alliant Energy Corp.	191,200	6,145
CMS Energy Corp.	429,700	6,308
		12,453
TOTAL UTILITIES		49,343
TOTAL COMMON STOCKS (Cost $1,094,822)		1,093,320
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Fiat SpA (Cost $6,105)	704,642	4,491
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc. 7.875% 12/15/14 (Cost $6)	$ 10	9
Money Market Funds - 4.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (d)	25,943,550	$ 25,944
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	29,101,373	29,101
TOTAL MONEY MARKET FUNDS (Cost $55,045)		55,045
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,155,978)		1,152,865
NET OTHER ASSETS - (2.1)%		(24,085)
NET ASSETS - 100%		$ 1,128,780
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,773,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Gulf Resources, Inc.	12/11/09	$ 1,533
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	44
Total	$ 51
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 202,283	$ 202,283	$ -	$ -
Consumer Staples	48,284	48,284	-	-
Energy	81,851	81,851	-	-
Financials	203,364	203,364	-	-
Health Care	107,981	107,981	-	-
Industrials	169,789	169,789	-	-
Information Technology	122,437	122,437	-	-
Materials	91,167	91,167	-	-
Telecommunication Services	21,312	21,312	-	-
Utilities	49,343	49,343	-	-
Corporate Bonds	9	-	9	-
Money Market Funds	55,045	55,045	-	-
Total Investments in Securities:	$ 1,152,865	$ 1,152,856	$ 9	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.5%
Bermuda	2.1%
Switzerland	1.4%
Canada	1.2%
Ireland	1.1%
Others (Individually Less Than 1%)	5.7%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $478,724,000 of which $291,514,000 and $187,210,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $6,784,000 of losses recognized during the period November 1, 2009 to November 30, 2009.
The fund intends to elect to defer to its fiscal year ending November 30, 2010 approximately $1,000 of currency losses recognized during the period November 1, 2009 to November 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,956) - See accompanying schedule: Unaffiliated issuers (cost $1,100,933)	$ 1,097,820
Fidelity Central Funds (cost $55,045)	55,045
Total Investments (cost $1,155,978)		$ 1,152,865
Receivable for investments sold		18,173
Receivable for fund shares sold		1,605
Dividends receivable		1,120
Distributions receivable from Fidelity Central Funds		20
Prepaid expenses		1
Other receivables		22
Total assets		1,173,806

Liabilities
Payable for investments purchased	$ 12,989
Payable for fund shares redeemed	1,839
Accrued management fee	477
Distribution fees payable	270
Other affiliated payables	288
Other payables and accrued expenses	62
Collateral on securities loaned, at value	29,101
Total liabilities		45,026

Net Assets		$ 1,128,780
Net Assets consist of:
Paid in capital		$ 1,567,394
Distributions in excess of net investment income		(835)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(434,654)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,125)
Net Assets		$ 1,128,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($222,548 ÷ 10,447 shares)	$ 21.30

Maximum offering price per share (100/94.25 of $21.30)	$ 22.60
Class T: Net Asset Value and redemption price per share ($344,324 ÷ 15,619 shares)	$ 22.05

Maximum offering price per share (100/96.50 of $22.05)	$ 22.85
Class B: Net Asset Value and offering price per share ($36,513 ÷ 1,847 shares)A	$ 19.77

Class C: Net Asset Value and offering price per share ($48,332 ÷ 2,472 shares)A	$ 19.55

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($369,352 ÷ 15,554 shares)	$ 23.75

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($42,848 ÷ 1,805 shares)	$ 23.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($64,863 ÷ 2,856 shares)	$ 22.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,008
Interest		2
Income from Fidelity Central Funds		51
Total income		5,061

Expenses
Management fee Basic fee	$ 2,974
Performance adjustment	(441)
Transfer agent fees	1,430
Distribution fees	1,608
Accounting and security lending fees	187
Custodian fees and expenses	60
Independent trustees' compensation	3
Registration fees	93
Audit	30
Legal	2
Miscellaneous	6
Total expenses before reductions	5,952
Expense reductions	(57)	5,895
Net investment income (loss)		(834)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,655
Foreign currency transactions	(1)
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		64,655
Change in net unrealized appreciation (depreciation) on: Investment securities	54,497
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		54,482
Net gain (loss)		119,137
Net increase (decrease) in net assets resulting from operations		$ 118,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (834)	$ 2,418
Net realized gain (loss)	64,655	(159,963)
Change in net unrealized appreciation (depreciation)	54,482	504,549
Net increase (decrease) in net assets resulting from operations	118,303	347,004
Distributions to shareholders from net investment income	-	(4,690)
Share transactions - net increase (decrease)	70,070	(45,798)
Total increase (decrease) in net assets	188,373	296,516

Net Assets
Beginning of period	940,407	643,891
End of period (including distributions in excess of net investment income of $835 and distributions in excess of net investment income of $1, respectively)	$ 1,128,780	$ 940,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39	$ 33.58
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.10	.02	.06	.03
Net realized and unrealized gain (loss)	2.55	6.96	(14.37)	1.89	4.94	2.04
Total from investment operations	2.53	7.02	(14.27)	1.91	5.00	2.07
Distributions from net investment income	-	(.12)	-	-	(.01)	-
Distributions from net realized gain	-	-	(4.53)	(4.27)	(7.35)	(.26)
Total distributions	-	(.12)	(4.53)	(4.27)	(7.36)	(.26)
Net asset value, end of period	$ 21.30	$ 18.77	$ 11.87	$ 30.67	$ 33.03	$ 35.39
Total Return B,C,D	13.48%	59.70%	(54.45)%	6.46%	17.23%	6.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.11% A	1.03%	1.14%	1.16%	1.17%	1.19%
Expenses net of fee waivers, if any	1.11% A	1.03%	1.14%	1.16%	1.17%	1.19%
Expenses net of all reductions	1.10% A	1.02%	1.14%	1.15%	1.16%	1.13%
Net investment income (loss)	(.15)% A	.39%	.45%	.07%	.20%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 223	$ 206	$ 139	$ 355	$ 334	$ 312
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06	$ 34.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.03	.06	(.04)	- I	(.03)
Net realized and unrealized gain (loss)	2.65	7.21	(14.84)	1.94	5.06	2.07
Total from investment operations	2.61	7.24	(14.78)	1.90	5.06	2.04
Distributions from net investment income	-	(.05)	-	-	-	-
Distributions from net realized gain	-	-	(4.45)	(4.19)	(7.35)	(.26)
Total distributions	-	(.05)	(4.45)	(4.19)	(7.35)	(.26)
Net asset value, end of period	$ 22.05	$ 19.44	$ 12.25	$ 31.48	$ 33.77	$ 36.06
Total Return B,C,D	13.43%	59.40%	(54.56)%	6.24%	17.03%	5.97%
Ratios to Average Net Assets F,H
Expenses before reductions	1.28% A	1.24%	1.33%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28% A	1.24%	1.33%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.27% A	1.22%	1.32%	1.34%	1.34%	1.32%
Net investment income (loss)	(.32)% A	.18%	.26%	(.12)%	.01%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 344	$ 339	$ 253	$ 751	$ 827	$ 930
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01	$ 32.54
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)	(.06)	(.21)	(.18)	(.23)
Net realized and unrealized gain (loss)	2.38	6.50	(13.38)	1.78	4.69	1.96
Total from investment operations	2.29	6.45	(13.44)	1.57	4.51	1.73
Distributions from net realized gain	-	-	(4.27)	(4.00)	(7.35)	(.26)
Net asset value, end of period	$ 19.77	$ 17.48	$ 11.03	$ 28.74	$ 31.17	$ 34.01
Total Return B,C,D	13.10%	58.48%	(54.80)%	5.63%	16.29%	5.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.78%	1.90%	1.95%	1.97%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.78%	1.90%	1.95%	1.97%	1.98%
Expenses net of all reductions	1.85% A	1.77%	1.89%	1.94%	1.96%	1.93%
Net investment income (loss)	(.90)% A	(.36)%	(.31)%	(.72)%	(.61)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 40	$ 47	$ 175	$ 212	$ 244
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83	$ 32.37
Income from Investment Operations
Net investment income (loss) E	(.09)	(.05)	(.06)	(.21)	(.17)	(.23)
Net realized and unrealized gain (loss)	2.35	6.43	(13.24)	1.78	4.65	1.95
Total from investment operations	2.26	6.38	(13.30)	1.57	4.48	1.72
Distributions from net realized gain	-	-	(4.30)	(4.02)	(7.35)	(.26)
Net asset value, end of period	$ 19.55	$ 17.29	$ 10.91	$ 28.51	$ 30.96	$ 33.83
Total Return B,C,D	13.07%	58.48%	(54.80)%	5.66%	16.30%	5.33%
Ratios to Average Net Assets F,H
Expenses before reductions	1.86% A	1.78%	1.90%	1.94%	1.95%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.78%	1.90%	1.94%	1.95%	1.98%
Expenses net of all reductions	1.85% A	1.77%	1.89%	1.93%	1.94%	1.93%
Net investment income (loss)	(.90)% A	(.36)%	(.31)%	(.71)%	(.59)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 43	$ 32	$ 94	$ 99	$ 108
Portfolio turnover rate G	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75	$ 35.71
Income from Investment Operations
Net investment income (loss) D	.01	.11	.17	.12	.14	.14
Net realized and unrealized gain (loss)	2.85	7.73	(15.97)	2.06	5.34	2.16
Total from investment operations	2.86	7.84	(15.80)	2.18	5.48	2.30
Distributions from net investment income	-	(.16)	-	(.04)	(.11)	-
Distributions from net realized gain	-	-	(4.59)	(4.31)	(7.35)	(.26)
Total distributions	-	(.16)	(4.59)	(4.35)	(7.46)	(.26)
Net asset value, end of period	$ 23.75	$ 20.89	$ 13.21	$ 33.60	$ 35.77	$ 37.75
Total Return B,C	13.69%	60.05%	(54.35)%	6.78%	17.52%	6.46%
Ratios to Average Net AssetsE,G
Expenses before reductions	.84% A	.78%	.89%	.89%	.93%	.89%
Expenses net of fee waivers, if any	.84% A	.78%	.89%	.89%	.93%	.89%
Expenses net of all reductions	.83% A	.77%	.88%	.87%	.91%	.83%
Net investment income (loss)	.12% A	.64%	.70%	.35%	.44%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 369	$ 237	$ 122	$ 407	$ 216	$ 171
Portfolio turnover rate F	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	.04	.16	.12
Net realized and unrealized gain (loss)	2.84	7.70	(13.81)
Total from investment operations	2.88	7.86	(13.69)
Distributions from net investment income	-	(.23)	-
Net asset value, end of period	$ 23.74	$ 20.86	$ 13.23
Total Return B,C	13.81%	60.52%	(50.85)%
Ratios to Average Net Assets E,H
Expenses before reductions	.60%A	.51%	.65% A
Expenses net of fee waivers, if any	.60%A	.51%	.65% A
Expenses net of all reductions	.59% A	.49%	.64% A
Net investment income (loss)	.36% A	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 27	$ 5
Portfolio turnover rate F	132% A	161%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82	$ 34.80
Income from Investment Operations
Net investment income (loss) D	.02	.11	.18	.14	.18	.17
Net realized and unrealized gain (loss)	2.72	7.38	(15.31)	1.98	5.19	2.11
Total from investment operations	2.74	7.49	(15.13)	2.12	5.37	2.28
Distributions from net investment income	-	(.19)	-	(.07)	(.15)	-
Distributions from net realized gain	-	-	(4.63)	(4.31)	(7.35)	(.26)
Total distributions	-	(.19)	(4.63)	(4.38)	(7.50)	(.26)
Net asset value, end of period	$ 22.71	$ 19.97	$ 12.67	$ 32.43	$ 34.69	$ 36.82
Total Return B,C	13.72%	60.08%	(54.29)%	6.82%	17.70%	6.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.76% A	.70%	.80%	.83%	.79%	.80%
Expenses net of fee waivers, if any	.76% A	.70%	.80%	.83%	.79%	.80%
Expenses net of all reductions	.75% A	.69%	.79%	.82%	.78%	.74%
Net investment income (loss)	.20% A	.71%	.79%	.40%	.57%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 48	$ 45	$ 85	$ 81	$ 109
Portfolio turnover rate F	132% A	161%	142%	199%	168%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 102,979
Gross unrealized depreciation	(117,621)
Net unrealized appreciation (depreciation)	$ (14,642)
Tax cost	$ 1,167,507

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $730,956 and $688,934, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Strategies Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 280	$ 2
Class T	.25%	.25%	890	9
Class B	.75%	.25%	200	151
Class C	.75%	.25%	238	13
			$ 1,608	$ 175

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	6
Class B*	22
Class C*	1
$ 43

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 353.31
Class T	419.24
Class B	64.32
Class C	75.32
Fidelity Value Strategies Fund	455.29
Fidelity Value Strategies Fund Class K	9.05
Institutional Class	55.22
	$ 1,430

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to one hundred ninety-six dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 4,693.38%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $44.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $57 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ -	$ 1,358
Class T	-	1,110
Fidelity Value Strategies Fund	-	1,454
Fidelity Value Strategies Fund Class K	-	93
Institutional Class	-	675
Total	$ -	$ 4,690

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Class A
Shares sold	1,256	3,224	$ 26,418	$ 46,221
Reinvestment of distributions	-	111	-	1,293
Shares redeemed	(1,806)	(4,033)	(37,606)	(57,211)
Net increase (decrease)	(550)	(698)	$ (11,188)	$ (9,697)
Class T
Shares sold	1,187	3,435	$ 26,195	$ 50,815
Reinvestment of distributions	-	85	-	1,034
Shares redeemed	(3,025)	(6,709)	(65,122)	(98,956)
Net increase (decrease)	(1,838)	(3,189)	$ (38,927)	$ (47,107)
Class B
Shares sold	95	187	$ 1,922	$ 2,407
Shares redeemed	(519)	(2,212)	(10,207)	(27,839)
Net increase (decrease)	(424)	(2,025)	$ (8,285)	$ (25,432)
Class C
Shares sold	254	325	$ 5,121	$ 4,318
Shares redeemed	(267)	(804)	(5,185)	(10,375)
Net increase (decrease)	(13)	(479)	$ (64)	$ (6,057)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Fidelity Value Strategies Fund
Shares sold	7,766	6,464	$ 187,637	$ 114,372
Conversion to Fidelity Value Strategies Fund Class K	-	(570)	-	(10,835)
Reinvestment of distributions	-	109	-	1,410
Shares redeemed	(3,565)	(3,891)	(83,885)	(65,772)
Net increase (decrease)	4,201	2,112	$ 103,752	$ 39,175
Fidelity Value Strategies Fund Class K
Shares sold	991	619	$ 24,147	$ 11,412
Conversion from Fidelity Value Strategies Fund	-	570	-	10,835
Reinvestment of distributions	-	7	-	93
Shares redeemed	(464)	(314)	(10,872)	(5,766)
Net increase (decrease)	527	882	$ 13,275	$ 16,574
Institutional Class
Shares sold	944	718	$ 22,072	$ 10,860
Reinvestment of distributions	-	53	-	652
Shares redeemed	(503)	(1,911)	(10,565)	(24,766)
Net increase (decrease)	441	(1,140)	$ 11,507	$ (13,254)

A Conversion transactions for Fidelity Value Strategies Fund Class K and Fidelity Value Strategies Fund are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

SOI-K-USAN-0710
1.863338.101

Fidelity®
Real Estate High Income
Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-617-563-6414 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	.84%	$ 1,000.00	$ 1,166.70	$ 4.54
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.74	$ 4.23

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
AAA,AA,A 39.8%	AAA,AA,A 35.9%
BBB 14.9%	BBB 17.5%
BB 16.7%	BB 17.0%
B 9.3%	B 8.2%
CCC,CC,C 7.2%	CCC,CC,C 7.5%
D 1.4%	D 1.3%
Not Rated 4.7%	Not Rated 5.7%
Equities 3.7%	Equities 3.1%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Interfund Loans 1.3%	Interfund Loans 2.6%
CMOs and Other Mortgage Related Securities 78.1%	CMOs and Other Mortgage Related Securities 78.1%
Asset-Backed Securities 8.7%	Asset-Backed Securities 7.7%
Nonconvertible Bonds 4.1%	Nonconvertible Bonds 2.5%
Convertible Bonds, Preferred Stocks 5.2%	Convertible Bonds, Preferred Stocks 5.0%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 3.8%

Semiannual Report

Investments May 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 5.6%
		Principal Amount (c)	Value
Convertible Bonds - 1.5%
Homebuilding/Real Estate - 1.5%
Developers Diversified Realty Corp. 3% 3/15/12		$ 1,960,000	$ 1,866,900
ERP Operating LP 3.85% 8/15/26		1,110,000	1,113,469
Inland Real Estate Corp. 4.625% 11/15/26		1,693,000	1,659,140
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		500,000	500,000
ProLogis Trust 1.875% 11/15/37		1,000,000	900,000
SL Green Realty Corp. 3% 3/30/27 (e)		1,500,000	1,455,000
			7,494,509
Nonconvertible Bonds - 4.1%
Diversified Financial Services - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (b)(e)		1,000,000	356,000
Healthcare - 1.9%
Omega Healthcare Investors, Inc. 7% 4/1/14		2,000,000	1,985,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	2,880,000
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,605,450
Ventas Realty LP:
6.5% 6/1/16		1,000,000	992,500
6.75% 4/1/17		2,080,000	2,069,600
			9,532,550
Homebuilding/Real Estate - 1.3%
Developers Diversified Realty Corp. 7.5% 4/1/17		214,000	212,973
Forest City Enterprises, Inc.:
6.5% 2/1/17		500,000	406,250
7.625% 6/1/15		605,000	553,575
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,006,705
HMB Capital Trust V 3.857% 12/15/36 (b)(e)(f)		1,000,000	100
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,070,183
Reckson Operating Partnership LP 7.75% 3/15/20 (e)		925,000	915,750
Rouse Co.:
5.375% 11/26/13 (b)		2,455,000	2,614,575
7.2% 9/15/12 (b)		75,000	84,375
			6,864,486
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
Hotels - 0.8%
Host Marriott LP 6.375% 3/15/15		$ 2,000,000	$ 1,960,000
Times Square Hotel Trust 8.528% 8/1/26 (e)		2,377,824	2,370,690
			4,330,690
TOTAL NONCONVERTIBLE BONDS			21,083,726
TOTAL CORPORATE BONDS (Cost $29,224,744)			28,578,235
Asset-Backed Securities - 8.7%

Anthracite CDO I Ltd. Series 2002-CIBA:
Class B, 6.633% 5/24/37 (e)		856,000	745,255
Class E, 9.314% 5/24/37 (e)		1,570,000	1,214,866
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (e)		2,445,000	1,051,350
Class G, 9.75% 12/24/37 (e)		3,225,000	1,225,500
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.7013% 3/23/19 (e)(f)		2,115,266	1,586,449
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.1428% 6/26/34 (e)(f)		254,146	22,078
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (b)(e)		1,500,000	82,500
Series 1998-A Class F, 7.44% 5/15/20 (b)(e)		837,348	0
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.8397% 3/20/50 (e)(f)		750,000	75,000
Class E, 2.4397% 3/20/50 (e)(f)		3,000,000	150,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		4,719,000	4,683,608
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (e)		344,423	0
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		1,595,000	1,148,400
Class B2, 1.6378% 12/28/35 (e)(f)		1,665,000	982,350
Class D, 9% 12/28/35 (e)		5,170,000	1,568,578
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		4,400,000	1,232,000
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (e)		1,330,000	399,000
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (e)		$ 2,200,000	$ 1,870,000
Series 2002-IGA:
Class A, 0.7738% 7/28/17 (e)(f)		2,139,522	2,011,150
Class B, 1.6738% 7/28/35 (e)(f)		921,000	816,282
Series 2004-1A Class H1, 4.0138% 1/28/40 (e)(f)		2,150,000	139,750
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.9028% 11/28/39 (e)(f)		1,000,000	70,000
Class F, 5.4028% 11/28/39 (e)(f)		1,050,000	63,000
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (e)		3,123,098	437,234
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.8428% 6/25/35 (f)(h)		1,070,000	46,256
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9928% 9/25/46 (e)(f)		1,593,253	175,258
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8928% 8/26/30 (e)(f)		559,275	72,706
Class E, 2.3428% 8/26/30 (e)(f)		1,077,272	86,182
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (e)		990,000	1
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (e)		1,000,000	830,000
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class A2, 0.8897% 11/20/17 (e)(f)		1,100,000	1,001,000
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		906,885	0
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,665,000	1,463,135
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.2128% 8/28/38 (e)(f)		3,810,000	2,247,900
Class C1B, 7.696% 8/28/38 (e)		893,000	533,746
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (e)		3,224,482	3,031,013
Class C, 5.08% 7/24/39 (e)		1,225,000	784,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		478,711	177,322
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2928% 9/25/46 (e)(f)		1,190,000	59,500
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9966% 2/5/36 (e)(f)		2,201,814	220
Class E, 4.8466% 2/5/36 (e)(f)		607,015	6,070
Asset-Backed Securities - continued
		Principal Amount (c)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (e)		$ 2,897,000	$ 2,752,150
Class IV, 6.84% 5/22/37 (e)		2,787,000	1,393,500
Series 2003-1A Class B2, 5.4802% 12/28/38 (e)		778,000	544,600
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7835% 9/25/26 (e)(f)		4,815,000	264,825
Series 2006-1A:
Class A1A, 0.5435% 9/25/26 (e)(f)		750,000	510,000
Class A2A, 0.5035% 9/25/26 (e)(f)		8,562,000	6,592,740
TOTAL ASSET-BACKED SECURITIES (Cost $78,324,923)			44,146,474
Collateralized Mortgage Obligations - 5.2%

Private Sponsor - 4.9%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.5469% 3/15/22 (e)(f)		6,087,297	5,860,984
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(f)		584,933	64,316
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (e)(f)		686,946	213,630
Class B4, 6.61% 7/25/32 (e)(f)		1,042,789	80,642
Series 2002-R2 Class 2B4, 4.9423% 7/25/33 (e)(f)		121,626	31,009
Series 2002-R3:
Class B3, 5.75% 8/25/43 (e)		645,062	187,967
Class B4, 5.75% 8/25/43 (e)		357,308	37,628
Series 2003-40:
Class B3, 4.5% 10/25/18 (e)		142,286	15,993
Class B4, 4.5% 10/25/18 (e)		56,914	6,175
Class B5, 4.5% 10/25/18 (e)		180,745	13,719
Series 2003-50:
Class B4, 5% 11/25/18 (e)		172,701	15,250
Class B5, 5% 11/25/18 (e)		171,516	11,594
Series 2003-R1:
Class 2B4, 4.8174% 2/25/43 (e)(f)		94,371	19,269
Class 2B5, 4.8174% 2/25/43 (e)(f)		298,689	25,993
Series 2003-R2 Class B3, 5.5% 5/25/43 (e)		496,901	28,519
Series 2003-R3 Class B3, 5.5% 11/25/33 (e)		618,587	109,392
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)(f)		622,874	33,174
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7556% 9/25/19 (e)(f)		$ 129,547	$ 33,682
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		226,775	24,945
Class 4B4, 7% 10/25/17		69,158	2,939
Class 4B5, 7% 10/25/17 (e)		13,931	17
Series 2005-10 Class CB5, 5.1842% 11/25/20 (e)(f)		13,355	17
Series 2005-2 Class CB4, 5.2202% 3/25/35 (e)(f)		641,775	12,836
FREMF Mortgage Trust Series 2010-K6 Class B, 5.357% 12/26/46 (e)(f)		3,650,000	3,185,399
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (e)		3,270,082	32,701
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (e)		157,403	36,759
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (e)		661,937	663,940
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		3,000,000	3,005,648
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.837% 6/15/22 (e)(f)		7,197,322	6,261,670
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (e)		720,000	684,000
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (e)		437,172	194,386
Class B2, 7% 2/19/30 (e)		283,820	53,863
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2471% 7/10/35 (e)(f)		1,037,713	654,174
Series 2005-A Class B6, 2.2971% 3/10/37 (e)(f)		718,850	124,936
Series 2006-B Class B6, 2.0378% 7/15/38 (e)(f)		1,088,245	24,486
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (e)		97,757	31,262
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7971% 12/10/35 (e)(f)		344,027	134,446
Series 2004-A:
Class B7, 4.5471% 2/10/36 (e)(f)		377,238	176,774
Class B9, 9.2971% 2/10/36 (e)(f)		614,143	228,461
Series 2004-B:
Class B8, 5.0471% 2/10/36 (e)(f)		317,008	79,728
Class B9, 8.5471% 2/10/36 (e)(f)		538,000	145,798
Series 2004-C:
Class B7, 3.7971% 9/10/36 (e)(f)		1,718,248	487,123
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-C:
Class B8, 4.5471% 9/10/36 (e)(f)		$ 1,530,059	$ 315,804
Class B9, 7.2971% 9/10/36 (e)(f)		572,749	115,695
Series 2005-A:
Class B7, 3.2971% 3/10/37 (e)(f)		1,347,844	219,159
Class B9, 6.0471% 3/10/37 (e)(f)		1,565,296	216,480
Class B10, 8.7971% 3/10/37 (e)(f)		449,281	59,844
Series 2005-B:
Class B7, 3.3971% 6/10/37 (e)(f)		1,621,761	123,254
Class B8, 4.1971% 6/10/37 (e)(f)		558,607	30,947
Class B9, 6.0471% 6/10/37 (e)(f)		540,587	31,462
Series 2005-C:
Class B7, 3.3971% 9/10/37 (e)(f)		1,705,528	136,613
Class B8, 4.0471% 9/10/37 (e)(f)		985,313	65,031
Class B9, 5.9971% 9/10/37 (e)(f)		1,612,836	111,770
Series 2005-D:
Class B7, 4.5878% 12/15/37 (e)(f)		1,545,591	94,590
Class B8, 6.0878% 12/15/37 (e)(f)		1,272,840	73,443
Series 2006-A:
Class B7, 3.8378% 3/15/38 (e)(f)		1,007,290	40,896
Class B8, 4.1878% 3/15/38 (e)(f)		646,539	17,715
Class B9, 5.8378% 3/15/38 (e)(f)		402,916	9,348
Series 2006-B Class B7, 4.1878% 7/15/38 (e)(f)		1,125,135	30,266
Series 2007-A Class B10, 5.0878% 2/15/39 (e)(f)		304,288	730
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.8466% 12/5/36 (e)(f)		3,591,454	359
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (e)		250,864	161,277
TOTAL PRIVATE SPONSOR			24,889,927
U.S. Government Agency - 0.3%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (h)		589,501	330,209
Class B4, 7% 9/25/41 (h)		322,837	113,710
Class B5, 7% 9/25/41 (h)		253,875	21,498
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 4.5975% 2/25/42 (e)(f)		126,781	57,506
Class 3B5, 4.5974% 2/25/42 (e)(f)		110,035	9,055
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2002-W1 subordinate REMIC pass thru certificates:
Class B4, 6% 2/25/42 (e)		$ 498,837	$ 24,278
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.5631% 1/25/42 (e)(f)		107,334	30,167
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (h)		2,018,437	820,992
Class B4, 5.75% 12/25/42 (h)		1,235,044	296,889
Class B5, 5.75% 12/25/42 (h)		46,342	240
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 4.6918% 6/25/43 (f)(h)		345,060	67,481
Class 2B5, 4.6918% 6/25/43 (f)(h)		302,188	27,581
TOTAL U.S. GOVERNMENT AGENCY			1,799,606
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,873,622)			26,689,533
Commercial Mortgage Securities - 72.9%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.78% 2/14/29 (e)(f)		2,225,000	2,113,750
Series 1997-D4:
Class B1, 7.525% 4/14/29		1,355,000	1,415,894
Class B2, 7.525% 4/14/29		26,000	27,040
Class B5, 7.525% 4/14/29		4,476,925	2,796,310
Series 1997-D5:
Class A3, 7.2008% 2/14/43 (f)		1,007,000	1,083,321
Class A5, 6.9396% 2/14/43 (f)		1,679,000	1,795,129
Class A6, 7.1896% 2/14/43 (f)		1,675,000	1,778,088
Class A7, 7.4296% 2/14/43 (f)		2,865,000	3,016,043
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.4163% 2/10/51 (e)(f)		1,970,000	609,622
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,705,653
Series 2005-1 Class A3, 4.877% 11/10/42		1,929,071	1,928,090
Series 2003-1 Class G, 5.608% 9/11/36 (e)		2,210,000	2,137,902
Series 2004-4:
Class K, 4.637% 7/10/42 (e)(f)		1,650,000	8,250
Class L, 4.637% 7/10/42 (e)(f)		1,690,000	4,225
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America Commercial Mortgage, Inc.: - continued
Series 2005-4 Class H, 5.3364% 7/10/45 (e)(f)		$ 525,000	$ 18,031
Series 2005-6 Class AJ, 5.3503% 9/10/47 (f)		2,000,000	1,750,481
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class B, 0.5969% 3/15/22 (e)(f)		1,215,000	1,093,500
Class J, 1.3869% 3/15/22 (e)(f)		1,800,000	1,008,000
Class K, 2.3369% 3/15/22 (e)(f)		2,410,000	1,036,300
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4564% 3/11/39 (f)		3,175,000	2,612,022
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7 Class E, 0.6569% 3/15/19 (e)(f)		1,100,000	792,000
Series 1998-C1 Class F, 6% 6/16/30 (e)		675,000	696,700
Series 1999-C1:
Class G, 5.64% 2/14/31 (e)		1,005,000	914,762
Class H, 5.64% 2/14/31 (e)		1,625,030	1,309,512
Class I, 5.64% 2/14/31 (e)		3,455,000	992,642
Series 2006-T22 Class B, 5.4625% 4/12/38 (e)(f)		1,370,000	1,108,124
Series 2007-BBA8:
Class K, 1.5369% 3/15/22 (e)(f)		1,720,000	595,608
Class L, 2.2369% 3/15/22 (e)(f)		3,988,000	1,164,581
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (e)		4,484,236	3,856,443
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(f)		133,381	45,350
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.5125% 10/25/22 (e)(f)		69,944	8,150
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (e)		2,500,000	2,623,274
Class H, 6.34% 5/18/30 (e)		3,300,000	2,915,884
Series 1998-2 Class J, 6.39% 11/18/30 (e)		3,471,687	776,443
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (e)		4,000,000	4,091,670
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.3869% 4/15/22 (e)(f)		385,000	307,084
COMM pass-thru certificates:
floater Series 2005-F10A Class E, 0.7069% 4/15/17 (e)(f)		3,100,000	2,325,000
Series 2001-J2A Class F, 7.1577% 7/16/34 (e)(f)		1,583,000	1,267,375
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (e)		$ 787,315	$ 807,061
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (e)(f)		1,340,675	1,408,142
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (e)		5,380,000	4,411,619
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,475,667
Class H, 6% 11/17/32		4,372,000	3,083,090
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (e)(f)		3,190,000	1,202,235
Series 1997-C2 Class F, 7.46% 1/17/35 (f)		2,876,000	3,139,467
Series 1998-C1:
Class F, 6% 5/17/40 (e)		12,000,000	11,949,835
Class H, 6% 5/17/40 (e)		3,600,000	317,325
Series 1998-C2:
Class F, 6.75% 11/11/30 (e)		4,000,000	4,038,574
Class G, 6.75% 11/11/30 (e)		1,065,000	971,168
Series 2001-CK6 Class NW, 6.08% 8/15/36 (h)		389,511	120,748
Series 2001-SPGA Class C, 6.809% 8/13/18 (e)		670,000	629,646
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (e)(f)		6,026,000	3,495,080
Series 2003-C3 Class J, 4.231% 5/15/38 (e)		2,400,000	1,346,791
Series 2004-TF2A Class AX, 0.0141% 11/15/19 (e)(f)(g)		3,086,445	309
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.2369% 2/15/22 (e)(f)		2,385,000	477,000
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.5969% 5/15/23 (e)(f)		3,290,000	3,141,811
Class D, 0.8069% 5/15/23 (e)(f)		1,500,000	1,367,630
Class F, 0.9369% 5/15/23 (e)(f)		1,035,000	926,862
Series 2006-HC1A:
Class A1, 0.5269% 5/15/23 (e)(f)		926,544	891,880
Class K, 1.8141% 5/15/23 (e)(f)		2,824,000	2,319,180
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		6,101,000	2,684,440
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		2,799,961	2,893,211
Class J, 6.22% 6/15/31		7,160,000	5,596,290
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (e)		5,706,825	5,899,703
Series 1998-CG1 Class B4, 7.4578% 6/10/31 (e)(f)		5,777,000	6,322,288
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DLJ Commercial Mortgage Corp.: - continued
Series 2000-CKP1 Class B3, 8.5595% 11/10/33 (f)		$ 1,620,000	$ 1,619,582
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1681% 3/13/28 (f)		2,205,000	2,051,942
First Union National Bank Commercial Mortgage Trust:
sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (e)		3,700,000	3,798,554
Series 2001-C4 Class K, 6% 12/12/33 (e)		3,700,000	3,675,984
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (e)		1,015,000	960,221
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (e)(f)		2,388,000	2,460,504
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (e)		1,600,000	1,645,999
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		2,496,000	2,246,400
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		1,687,072	1,712,704
Series 2001-3 Class C, 6.51% 6/10/38		1,920,000	1,903,494
Series 2002-1A Class H, 7.4003% 12/10/35 (e)(f)		1,055,000	1,006,965
Series 2005-C3 Class J, 5.2574% 7/10/45 (e)(f)		2,277,000	414,442
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		3,033,337	1,030,548
Series 1997-C2:
Class F, 6.75% 4/15/29 (f)		7,528,072	7,927,923
Class G, 6.75% 4/15/29 (f)		4,128,000	4,201,641
Class H, 6.75% 4/15/29 (f)		6,130,384	1,687,618
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		7,400,000	7,184,616
Series 1999-C2I Class K, 6.481% 9/15/33 (h)		7,875,000	435,803
Series 1999-C3:
Class G, 6.974% 8/15/36 (e)		1,205,992	1,211,045
Class J, 6.974% 8/15/36 (e)		2,788,000	2,787,192
Class K, 6.974% 8/15/36 (e)		5,260,000	2,927,758
Series 2000-C1:
Class G, 7% 3/15/33 (e)		554,128	552,580
Class H, 7% 3/15/33 (e)		1,093,000	1,083,435
Class K, 7% 3/15/33		2,473,000	1,827,486
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (e)		3,380,000	3,291,991
Series 2003-C2 Class J, 5.234% 1/5/36 (e)(f)		3,210,000	2,434,675
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2005-GG3:
Class J, 4.685% 8/10/42 (e)(f)		$ 900,000	$ 158,089
Class K, 4.685% 8/10/42 (e)(f)		1,700,000	229,336
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (e)(f)		3,736,000	3,792,040
Series 1998-GLII:
Class F, 8.002% 4/13/31 (e)(f)		439,018	438,054
Class G, 8.002% 4/13/31 (e)(f)		2,083,000	2,040,365
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (e)(f)		2,850,000	1,852,500
Series 2004-GG2:
Class J, 5.067% 8/1/38 (e)(f)		420,000	99,776
Class K, 5.067% 8/1/38 (e)(f)		720,000	130,890
Series 2006-RR2:
Class M, 5.806% 6/1/46 (e)(f)		727,000	0
Class N, 5.806% 6/1/46 (e)(f)		160,000	0
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (e)(f)		2,003,000	10,015
Class X, 1.3401% 10/15/32 (e)(f)(g)		10,844,402	65,166
Series 2002-C1:
Class C, 5.613% 7/12/37		705,000	718,495
Class E, 6.135% 7/12/37 (e)		1,686,000	1,563,516
Series 2003-C1 Class D, 5.192% 1/12/37		1,510,000	1,470,079
Series 2003-CB7 Class L, 5.173% 1/12/38 (e)(f)		4,096,000	163,653
Series 2009-IWST Class D, 7.6935% 12/5/27 (e)(f)		1,750,000	1,746,541
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.5169% 2/15/19 (e)(f)		2,064,100	1,942,210
Series 2006-FL1A Class E, 0.7069% 2/15/20 (e)(f)		629,847	468,843
sequential payer Series 2005-LDP2 Class A4, 4.738% 7/15/42		2,000,000	2,044,215
Series 2004-CBX Class D, 5.097% 1/12/37 (f)		1,215,000	1,044,900
Series 2005-PRKS Class A, 9.75% 1/15/15 (e)(f)		2,413,524	716,575
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		8,005,000	8,611,801
Series 1999-C7:
Class G, 6% 10/15/35 (e)		4,764,154	4,844,005
Class H, 6% 10/15/35 (e)		1,991,000	2,022,073
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Commercial Mortgage Finance Corp.: - continued
Series 1999-C7:
Class NR, 6% 10/15/35 (e)		$ 2,655,844	$ 1,000,719
Series 1999-C8:
Class G, 6% 7/15/31 (e)		1,075,000	860,178
Class H, 6% 7/15/31 (e)		2,045,000	122,700
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (e)		2,483,000	49,660
Series 1998-C4 Class G, 5.6% 10/15/35 (e)		3,987,000	4,066,740
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0832% 4/25/21 (e)(f)		235,421	153,471
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,067,024
Series 2005-C7 Class AM, 5.263% 11/15/40 (f)		518,000	469,154
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	979,849
Series 2000-C3 Class B, 7.95% 3/15/32		2,285,306	2,299,308
Series 2001-C7:
Class M, 5.868% 11/15/33		4,957,000	2,562,670
Class P, 5.868% 11/15/33		1,320,000	273,833
Series 2002-C1:
Class J, 6.95% 3/15/34 (e)(f)		1,319,000	1,276,932
Class K, 6.428% 3/15/34 (e)		4,024,000	3,739,213
Series 2002-C2 Class M, 5.683% 7/15/35 (e)		950,000	597,060
Series 2005-C2 Class AJ, 5.205% 4/15/30 (f)		5,020,000	4,320,721
Series 2006-C4:
Class AJ, 5.9021% 6/15/38 (f)		3,315,000	2,665,417
Class AM, 6.0997% 6/15/38 (f)		3,840,000	3,556,681
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (e)		1,510,000	1,328,800
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2004-LLFA Class J, 1.5369% 10/15/17 (e)(f)		1,190,000	981,764
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (e)(f)		1,393,000	184,573
Class M, 5.45% 5/28/40 (e)(f)		1,533,000	191,625
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	231,390
Class G, 4.384% 7/12/37	CAD	275,000	111,232
Class H, 4.384% 7/12/37	CAD	184,000	71,707
Class J, 4.384% 7/12/37	CAD	275,000	103,302
Class K, 4.384% 7/12/37	CAD	275,000	99,606
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Financial Asset, Inc.: - continued
Series 2005-CA16:
Class L, 4.384% 7/12/37	CAD	$ 184,000	$ 64,281
Class M, 4.384% 7/12/37	CAD	772,000	208,932
Series 2005-CA17:
Class F, 4.525% 11/12/37 (f)	CAD	812,000	306,005
Class G, 4.525% 11/12/37 (f)	CAD	846,000	305,987
Class H, 4.525% 11/12/37 (f)	CAD	235,000	78,951
Class J, 4.525% 11/12/37 (f)	CAD	248,000	76,828
Class K, 4.525% 11/12/37 (f)	CAD	261,000	77,567
Class L, 4.525% 11/12/37 (f)	CAD	248,000	70,747
Class M, 4.525% 11/12/37 (f)	CAD	2,006,438	436,913
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (f)		7,281,750	7,526,107
Series 1998-C3 Class E, 7.0654% 12/15/30 (f)		1,462,000	1,550,553
Series 1999-C1 Class G, 6.71% 11/15/31 (e)		1,932,489	193
Series 2001-HRPA Class H, 6.778% 2/3/16 (e)		2,075,000	2,106,333
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (e)		1,975,000	1,352,078
Class J, 5.695% 7/12/34 (e)		700,000	313,208
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (e)(f)		1,869,000	167,083
Class K, 5.091% 8/12/39 (e)(f)		1,482,000	82,655
Series 2004-MKB1 Class F, 5.6894% 2/12/42 (e)(f)		1,380,000	1,278,375
Series 2006-C1 Class AM, 5.8384% 5/12/39 (f)		700,000	619,821
Series 2006-KEY2 Class L, 5.091% 8/12/39 (e)		1,370,000	56,364
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 1/15/37 (e)		645,000	0
Class G, 12.349% 1/15/37 (e)		465,000	0
Class IO, 7.9303% 1/15/37 (f)(g)		806,206	76,590
Series 2004-C2:
Class D, 7.347% 10/15/40 (e)		1,074,000	21,480
Class E, 8.309% 10/15/40 (e)		441,000	4,410
Class F, 10.223% 10/15/40 (e)		772,000	3,860
Class G, 12.933% 10/15/40 (e)		497,000	0
Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		1,039,000	0
Class E, 8.757% 5/20/44 (e)		738,000	0
Class F, 10.813% 5/20/44 (e)		479,000	0
Class G, 10% 5/20/44 (e)		673,000	0
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.767% 7/15/19 (e)(f)		$ 2,750,000	$ 962,500
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		3,974,174	3,974,174
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,279,968
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,035,620
Series 1997-RR:
Class F, 7.4521% 4/30/39 (e)(f)		1,810,032	1,665,229
Class G1, 7.4521% 4/30/39 (e)(f)		2,609,421	700,369
Series 1998-CF1:
Class F, 7.35% 7/15/32 (e)		2,170,000	2,264,395
Class G, 7.35% 7/15/32 (e)		1,590,000	739,350
Series 1998-HF2 Class G, 6.01% 11/15/30 (e)		4,405,745	4,390,083
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (e)		2,262,373	499,952
Class N, 6.54% 3/15/32 (e)		304,222	304
Series 1999-WF1 Class L, 5.91% 11/15/31 (e)		1,071,000	974,610
Series 2003-IQ5 Class C, 5.4195% 4/15/38 (f)		1,200,000	1,182,058
Series 2005-HQ7:
Class E, 5.3776% 11/14/42 (f)		1,175,000	622,750
Class F, 5.3776% 11/14/42 (f)		2,480,000	1,314,400
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	4,500,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (e)		1,237,000	1,187,520
Series 2000-PRIN Class C, 7.9519% 2/23/34 (f)		2,519,000	2,677,355
Series 2001-IQA Class F, 6.79% 12/18/32 (e)		1,256,395	1,277,588
Series 2001-TOP3 Class E, 7.4481% 7/15/33 (e)(f)		1,130,000	1,092,261
Series 2003-TOP9 Class E, 5.9175% 11/13/36 (e)(f)		630,000	548,594
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (e)		4,546,628	4,878,590
Class G, 5% 8/20/30 (e)		2,427,000	2,477,888
Class J, 5% 8/20/30 (e)		2,240,000	1,904,000
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (e)		7,453,000	7,413,235
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)		1,806,852	1,716,509
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.8545% 2/15/13 (e)(f)		3,765,000	3,973,053
Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		1,782,067	1,782,067
RBSCF Trust Series 2010-MB1 Class D, 4.6635% 4/15/24 (e)		3,230,000	2,922,141
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (e)	CAD	$ 1,170,000	$ 702,561
Class G, 4.456% 9/12/38 (e)	CAD	585,000	333,352
Class H, 4.456% 9/12/38 (e)	CAD	390,000	211,030
Class J, 4.456% 9/12/38 (e)	CAD	390,000	199,717
Class K, 4.456% 9/12/38 (e)	CAD	195,000	88,738
Class L, 4.456% 9/12/38 (e)	CAD	281,000	120,969
Class M, 4.456% 9/12/38 (e)	CAD	1,400,602	318,253
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	917,246
Class G, 4.57% 4/12/23	CAD	505,000	290,209
Class H, 4.57% 4/12/23	CAD	505,000	275,628
Class J, 4.57% 4/12/23	CAD	505,000	261,952
Class K, 4.57% 4/12/23	CAD	253,000	124,803
Class L, 4.57% 4/12/23	CAD	757,000	355,344
Class M, 4.57% 4/12/23	CAD	2,222,418	462,714
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.6877% 1/15/19 (b)(e)(f)		384,889	112,239
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 6.9529% 5/18/32 (e)(f)		2,500,000	2,620,100
Series 2001-C1 Class E, 6.31% 12/18/35		1,155,000	1,120,354
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (e)(f)		2,341,000	2,060,080
Class F6, 6.5% 2/18/34 (e)(f)		517,000	423,940
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (e)		1,470,261	1,487,463
Series 1997-LLI Class F, 7.3% 10/12/34 (e)		3,185,000	3,203,478
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 6.0716% 8/15/39 (f)		1,150,000	1,045,528
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.9119% 7/15/24 (e)(f)		2,500,000	528,494
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2007-ESH Class A1, 0.7869% 6/15/19 (e)(f)		1,131,958	1,052,721
Series 2007-WHL8 Class MH1, 1.1369% 6/15/20 (e)(f)		865,000	697,693
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,181,978
Series 2004-C12 Class D, 5.4138% 7/15/41 (f)		2,030,000	1,752,770
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class B, 5.17% 8/15/41		$ 1,920,000	$ 1,805,622
Class C, 5.21% 8/15/41		1,260,000	1,137,080
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (e)(f)		1,250,000	854,930
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1092% 10/18/31 (e)(f)		5,163,000	5,203,282
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $421,897,911)			371,957,025
Common Stocks - 0.0%
	Shares
Homebuilding/Real Estate - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(e) (Cost $152)	15,170	152
Nonconvertible Preferred Stocks - 3.7%

Homebuilding/Real Estate - 3.7%
Annaly Capital Management, Inc. Series A, 7.875%	104,681	2,629,587
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	418,935
Series T, 8.00%	103,000	2,435,950
Series U, 7.75%	16,000	365,920
CBL & Associates Properties, Inc. 7.375%	87,206	1,825,222
CenterPoint Properties Trust Series D, 5.377%	2,775	1,248,750
Corporate Office Properties Trust Series H, 7.50%	5,000	118,050
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	2,417,130
LaSalle Hotel Properties Series G, 7.25%	51,925	1,112,234
Lexington Realty Trust 7.55%	20,000	413,600
MFA Financial, Inc. Series A, 8.50%	7,500	184,650
Mid-America Apartment Communities, Inc. Series H, 8.30%	71,900	1,822,665
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	44,000	1,086,360
7.20%	8,000	189,600
7.375%	400	9,788
Public Storage Series M, 6.625%	112,791	2,711,496
		18,989,937
Nonconvertible Preferred Stocks - continued
	Shares	Value
Hotels - 0.0%
Innkeepers USA Trust Series C, 8.00% (a)	35,000	$ 24,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,567,490)		19,014,437
Interfund Loans - 1.3%
Principal Amount (c)
With Fidelity Advisor Diversified Stock Fund at .46% due 6/1/10 (d) (Cost $6,648,000)	$ 6,648,000	6,648,000
Preferred Securities - 0.3%

Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,100,000	0
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	2,140,000	21
Ipswich Street CDO Series 2006-1, 6/27/46 (b)(e)	2,515,000	0
Kent Funding III Ltd. 11/5/47 (e)	1,100,000	0
Lenox Ltd. Series 2007-1 3/4/45 (e)	1,865,000	0
		21
Homebuilding/Real Estate - 0.3%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	3,000,000	510,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (e)	3,100,000	713,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (e)	1,100,000	77,000
		1,300,000
TOTAL PREFERRED SECURITIES (Cost $15,278,902)		1,300,021
Cash Equivalents - 1.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 5/28/10 due 6/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $9,175,000)	$ 9,175,202	$ 9,175,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $639,990,744)		507,508,877
NET OTHER ASSETS - 0.5%		2,355,528
NET ASSETS - 100%		$ 509,864,405
Currency Abbreviations
CAD - Canadian dollar
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Loan is with an affiliated fund.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $307,232,570 or 60.3% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,281,407 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 199,137
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 510,839
Class B4, 7% 9/25/41	11/2/01	$ 150,119
Class B5, 7% 9/25/41	11/2/01	$ 54,583
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,521,082
Class B4, 5.75% 12/25/42	3/25/03	$ 657,661
Class B5, 5.75% 12/25/42	3/25/03	$ 7,415
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 4.6918% 6/25/43	9/29/03	$ 140,127
Class 2B5, 4.6918% 6/25/43	9/29/03	$ 41,247
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
Security	Acquisition Date	Acquisition Cost
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.8428% 6/25/35	6/3/05	$ 943,960
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,175,000 due 6/01/10 at 0.20%
BNP Paribas Securities Corp.	$ 4,080,318
Bank of America, NA	1,626,120
Barclays Capital, Inc.	2,655,502
Deutsche Bank Securities, Inc.	271,020
Mizuho Securities USA, Inc.	542,040
$ 9,175,000
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities - Financials	$ 19,014,589	$ 17,765,687	$ 1,248,750	$ 152
Corporate Bonds	28,578,235	-	25,851,445	2,726,790
Asset-Backed Securities	44,146,474	-	32,048,615	12,097,859
Collateralized Mortgage Obligations	26,689,533	-	23,669,895	3,019,638
Commercial Mortgage Securities	371,957,025	-	367,394,631	4,562,394
Interfund Loans	6,648,000	-	6,648,000	-
Preferred Securities	1,300,021	-	510,000	790,021
Cash Equivalents	9,175,000	-	9,175,000	-
Total Investments in Securities:	$ 507,508,877	$ 17,765,687	$ 466,546,336	$ 23,196,854
Percentage of Market Value:	100%	3.5%	91.9%	4.6%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 1,227,938
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	152
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,227,938)
Ending Balance	$ 152
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -
Investments in Securities:
Corporate Bonds
Beginning Balance	$ 2,683,288
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	76,679
Cost of Purchases	-
Proceeds of Sales	(33,177)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,726,790
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 76,679
Asset-Backed Securities
Beginning Balance	$ 22,051,704
Total Realized Gain (Loss)	83,188
Total Unrealized Gain (Loss)	3,355,661
Cost of Purchases	3,839,455
Proceeds of Sales	(999,882)
Amortization/Accretion	(642,445)
Transfers in to Level 3	2,402,152
Transfers out of Level 3	(17,991,974)
Ending Balance	$ 12,097,859
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 3,355,661
Collateralized Mortgage Obligations
Beginning Balance	$ 5,561,996
Total Realized Gain (Loss)	(89,284)
Total Unrealized Gain (Loss)	2,076,835
Cost of Purchases	64,085
Proceeds of Sales	(3,117,345)
Amortization/Accretion	(233,098)
Transfers in to Level 3	28,878
Transfers out of Level 3	(1,272,429)
Ending Balance	$ 3,019,638
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 750,041
Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$ 43,186,411
Total Realized Gain (Loss)	4,000
Total Unrealized Gain (Loss)	583,227
Cost of Purchases	26,401
Proceeds of Sales	(1,511,044)
Amortization/Accretion	614,628
Transfers in to Level 3	-
Transfers out of Level 3	(38,341,229)
Ending Balance	$ 4,562,394
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 587,670
Preferred Securities
Beginning Balance	$ 952,207
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	170,898
Cost of Purchases	66,600
Proceeds of Sales	-
Amortization/Accretion	11,016
Transfers in to Level 3	-
Transfers out of Level 3	(410,700)
Ending Balance	$ 790,021
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 170,898

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Significant transfers from Level 3 to Level 2, particularly for commercial mortgage securities, were attributable to observable market data becoming available for these securities. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $19,554,448 of which $7,057,288 and $12,497,160 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $9,175,000) - See accompanying schedule: Unaffiliated issuers (cost $633,342,744)	$ 500,860,877
Other affiliated issuers (cost $6,648,000)	6,648,000
Total Investments (cost $639,990,744)		$ 507,508,877
Cash		89,339
Receivable for investments sold		1,623
Dividends receivable		130,900
Interest receivable		3,357,120
Prepaid expenses		265
Other affiliated receivables		342
Other receivables		13,455
Total assets		511,101,921

Liabilities
Payable for investments purchased	$ 576,088
Distributions payable	214,485
Accrued management fee	304,985
Other affiliated payables	27,226
Other payables and accrued expenses	114,732
Total liabilities		1,237,516

Net Assets		$ 509,864,405
Net Assets consist of:
Paid in capital		$ 646,021,658
Undistributed net investment income		16,361,630
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,029,768)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(132,489,115)
Net Assets, for 68,046,178 shares outstanding		$ 509,864,405
Net Asset Value, offering price and redemption price per share ($509,864,405 ÷ 68,046,178 shares)		$ 7.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2010

Investment Income
Dividends		$ 1,222,666
Interest (including $17,770 from affiliated interfund lending)		19,322,629
Total income		20,545,295

Expenses
Management fee	$ 1,598,047
Transfer agent fees	33,483
Accounting fees and expenses	109,694
Custodian fees and expenses	5,300
Independent trustees' compensation	1,165
Audit	117,529
Legal	1,116
Miscellaneous	3,030
Total expenses before reductions	1,869,364
Expense reductions	(360)	1,869,004
Net investment income		18,676,291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(169,750)
Foreign currency transactions	1,463
Total net realized gain (loss)		(168,287)
Change in net unrealized appreciation (depreciation) on: Investment securities	50,392,564
Assets and liabilities in foreign currencies	(817)
Total change in net unrealized appreciation (depreciation)		50,391,747
Net gain (loss)		50,223,460
Net increase (decrease) in net assets resulting from operations		$ 68,899,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2010	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,676,291	$ 32,935,030
Net realized gain (loss)	(168,287)	(10,850,020)
Change in net unrealized appreciation (depreciation)	50,391,747	57,638,614
Net increase (decrease) in net assets resulting from operations	68,899,751	79,723,624
Distributions to shareholders from net investment income	(27,211,948)	(19,245,217)
Share transactions Proceeds from sales of shares	173,515,133	45,000,000
Reinvestment of distributions	25,000,883	18,120,150
Cost of shares redeemed	(109,522,959)	(56,778,354)
Net increase (decrease) in net assets resulting from share transactions	88,993,057	6,341,796
Total increase (decrease) in net assets	130,680,860	66,820,203

Net Assets
Beginning of period	379,183,545	312,363,342
End of period (including undistributed net investment income of $16,361,630 and undistributed net investment income of $24,897,287, respectively)	$ 509,864,405	$ 379,183,545
Other Information Shares
Sold	24,462,189	7,536,111
Issued in reinvestment of distributions	3,619,768	3,101,688
Redeemed	(15,404,081)	(9,545,771)
Net increase (decrease)	12,677,876	1,092,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended May 31, 2010

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 68,899,751
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Decrease in receivable for investments sold	47,195
Decrease in dividend receivable	8,678
Increase in interest receivable	(597,742)
Decrease in prepaid expenses	1,595
Decrease in other affiliated receivables	494
Increase in other assets	(13,455)
Increase in payable for investments purchased	573,273
Increase in other payables and accrued expenses	56,703
Purchases of long-term investments	(117,452,829)
Proceeds from sales of long-term investments	32,503,134
Purchases of and proceeds from maturities/sales of short-term investments - net	3,418,974
Net cash from return of capital distributions	80,159
Net amortization/accretion of premium/discount	773,812
Net realized loss on investment securities and foreign currency transactions	168,287
Change in net unrealized appreciation (depreciation) on investment securities and assets and liabilities in foreign currencies	(50,391,747)
Net cash used in operating activities	(61,923,718)
Cash flows from financing activities:
Cash Distributions Paid	(2,027,225)
Proceeds from sales of shares	173,515,133
Cost of shares redeemed	(109,522,959)
Net cash provided by financing activities	61,964,949
Net increase in cash	41,231
Cash, beginning of year	48,108
Cash, end of year	$ 89,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 6.85	$ 5.76	$ 10.11	$ 11.37	$ 11.37	$ 11.43
Income from Investment Operations
Net investment incomeD	.297	.598	.804	.871	.958	.787
Net realized and unrealized gain (loss)	.796	.844	(4.294)	(1.177)	.090	.186
Total from investment operations	1.093	1.442	(3.490)	(.306)	1.048	.973
Distributions from net investment income	(.453)	(.352)	(.835)	(.924)	(.928)	(.853)
Distributions from net realized gain	-	-	(.025)	(.030)	(.120)	(.180)
Total distributions	(.453)	(.352)	(.860)	(.954)	(1.048)	(1.033)
Net asset value, end of period	$ 7.49	$ 6.85	$ 5.76	$ 10.11	$ 11.37	$ 11.37
Total ReturnB,C	16.67%	26.28%	(37.01)%	(2.96)%	9.80%	9.00%
Ratios to Average Net AssetsE
Expenses before reductions	.84%A	.90%	.85%	.82%	.82%	.82%
Expenses net of fee waivers, if any	.84%A	.90%	.84%	.82%	.82%	.82%
Expenses net of all reductions	.84%A	.90%	.83%	.82%	.82%	.82%
Net investment income	8.39%A	10.11%	9.33%	8.02%	8.61%	7.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 509,864	$ 379,184	$ 312,363	$ 520,417	$ 599,768	$ 523,457
Portfolio turnover rate	16%A	18%	20%	17%	22%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The Fund attempts to obtain prices from more than one independent pricing service or dealer. For certain securities, independent prices may be unavailable, unreliable or limited to a single source or dealer. As of May 31, 2010, 53% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations and controlled foreign corporations.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,531,301
Gross unrealized depreciation	(159,015,034)
Net unrealized appreciation (depreciation)	$ (132,483,733)
Tax cost	$ 639,992,610

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $117,452,829 and $32,299,163, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $67 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 10,576,214.42%

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to

Semiannual Report

Notes to Financial Statements - continued

6. Committed Line of Credit - continued

pay commitment fees on its pro-rata portion of the line of credit, which amounted to $812 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $133 and $227, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in net assets and cash flows and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) at May 31, 2010, the results of its operations, the changes in its net assets and its cash flows and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 26, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

REHI-USAN-0710
1.786816.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010